UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-23324

Exact name of registrant as specified in charter:	PGIM ETF Trust

Address of principal executive offices:	655 Broad Street, 6 th Floor

Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French

655 Broad Street, 6 th Floor

Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2025

Date of reporting period:	2/28/2025

Item 1 – Reports to Stockholders
(a) Report transmitted to stockholders pursuant to Rule
30e-1
under the Act (17 CFR
270.30e-1).

PGIM Jennison Better Future ETF
TICKER SYMBOL:
PJBF
Listing Exchange:
Cboe BZX Exchange, Inc.
SEMIANNUAL SHAREHOLDER REPORT – February 28, 2025
This
semiannual shareholder report
contains important information about the PGIM Jennison Better Future ETF (the “Fund”) for the period of
September 1, 2024 to February 28, 2025.
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Better Future ETF	$24	0.50%
WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2025?

Fund’s net assets	$ 20,106,256
Number of fund holdings	40
Portfolio turnover rate for the period	69%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2025?

Industry Classification	% of Net Assets
Software	18.3%
Affiliated Mutual Fund - Short-Term Investment	11.5%
Textiles, Apparel & Luxury Goods	11.2%
Semiconductors & Semiconductor Equipment	8.7%
Pharmaceuticals	8.0%
Broadline Retail	7.0%
Technology Hardware, Storage & Peripherals	6.6%
Financial Services	4.2%
Automobiles	3.8%
Interactive Media & Services	3.6%
Specialty Retail	3.6%
Construction & Engineering	2.9%
Health Care Equipment & Supplies	2.7%
Industry Classification	% of Net Assets
Biotechnology	1.9%
Electrical Equipment	1.5%
Electric Utilities	1.4%
IT Services	1.1%
Banks	1.0%
Hotels, Restaurants & Leisure	1.0%
100.0%
Other assets in excess of liabilities	0.0%*
100.0%

*	Less than 0.05%

ETF1014E2

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/etfs/prospectuses-fact-sheets
or by scanning the QR code below, including the
Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Better Future ETF

TICKER SYMBOL	PJBF
CUSIP	69344A826
ETF1014E2

PGIM Jennison Focused Growth ETF
TICKER SYMBOL:
PJFG
Listing Exchange:
NYSE Arca, Inc.
SEMIANNUAL SHAREHOLDER REPORT – February 28, 2025
This
semiannual shareholder report
contains important information about the PGIM Jennison Focused Growth ETF (the “Fund”) for the period of
September 1, 2024 to February 28, 2025.
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Focused Growth ETF	$37	0.73%
WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2025?

Fund’s net assets	$ 119,923,227
Number of fund holdings	35
Portfolio turnover rate for the period	21%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2025?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	15.6%
Software	14.5%
Interactive Media & Services	12.4%
Broadline Retail	11.0%
Entertainment	9.2%
Technology Hardware, Storage & Peripherals	6.6%
Financial Services	4.8%
Pharmaceuticals	4.5%
Consumer Staples Distribution & Retail	3.3%
Hotels, Restaurants & Leisure	2.6%
Automobiles	2.5%
Biotechnology	2.0%
Health Care Equipment & Supplies	2.0%
Industry Classification	% of Net Assets
Aerospace & Defense	1.6%
Ground Transportation	1.5%
Affiliated Mutual Fund - Short-Term Investment	1.2%
IT Services	1.0%
Specialty Retail	1.0%
Media	0.9%
Electric Utilities	0.8%
Electrical Equipment	0.7%
99.7%
Other assets in excess of liabilities	0.3%
100.0%

ETF1010E2

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/etfs/prospectuses-fact-sheets
or by scanning the QR code below, including the
Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Focused Growth ETF

TICKER SYMBOL	PJFG
CUSIP	69344A875
ETF1010E2

PGIM Jennison Focused Mid-Cap ETF
TICKER SYMBOL:
PJFM
Listing Exchange:
Cboe BZX Exchange, Inc.
SEMIANNUAL SHAREHOLDER REPORT – February 28, 2025
This
semiannual shareholder report
contains important information about the PGIM Jennison Focused Mid-Cap ETF (the “Fund”) for the period of
September 1, 2024 to February 28, 2025.
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Focused Mid-Cap ETF	$20	0.39%
WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2025?

Fund’s net assets	$ 13,527,455
Number of fund holdings	47
Portfolio turnover rate for the period	50%

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2025?

Industry Classification	% of Net Assets
Insurance	8.0%
Oil, Gas & Consumable Fuels	7.1%
Multi-Utilities	6.8%
Financial Services	6.0%
Hotels, Restaurants & Leisure	5.9%
Textiles, Apparel & Luxury Goods	5.4%
Specialized REITs	4.9%
Machinery	4.7%
Banks	4.6%
Electrical Equipment	4.5%
Software	4.3%
Trading Companies & Distributors	4.2%
Interactive Media & Services	3.4%
Biotechnology	2.9%
Real Estate Management & Development	2.8%
Semiconductors & Semiconductor Equipment	2.7%
Capital Markets	2.6%
Industry Classification	% of Net Assets
Consumer Staples Distribution & Retail	2.6%
Specialty Retail	2.3%
Residential REITs	2.3%
Containers & Packaging	2.1%
Metals & Mining	2.1%
Health Care Providers & Services	2.0%
Marine Transportation	2.0%
Ground Transportation	1.4%
Health Care Equipment & Supplies	1.0%
Electronic Equipment, Instruments & Components	0.9%
Affiliated Mutual Fund - Short-Term Investment	0.5%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/etfs/prospectuses-fact-sheets
or by scanning the QR code below, including the
Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Focused Mid-Cap ETF

TICKER SYMBOL	PJFM
CUSIP	69344A792
ETF1015E2

PGIM Jennison Focused Value ETF
TICKER SYMBOL:
PJFV
Listing Exchange:
NYSE Arca, Inc.
SEMIANNUAL SHAREHOLDER REPORT – February 28, 2025
This
semiannual shareholder report
contains important information about the PGIM Jennison Focused Value ETF (the “Fund”) for the period of
September 1, 2024 to February 28, 2025.
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Focused Value ETF	$34	0.66%
WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2025?

Fund’s net assets	$ 16,853,658
Number of fund holdings	34
Portfolio turnover rate for the period	21%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2025?

Industry Classification	% of Net Assets
Banks	14.0%
Oil, Gas & Consumable Fuels	9.2%
Pharmaceuticals	7.9%
Software	7.6%
Capital Markets	6.3%
Insurance	6.2%
Aerospace & Defense	5.9%
Multi-Utilities	5.3%
Consumer Staples Distribution & Retail	5.2%
Biotechnology	4.7%
Interactive Media & Services	3.7%
Ground Transportation	3.4%
Building Products	3.1%
Industry Classification	% of Net Assets
Passenger Airlines	2.9%
Automobiles	2.7%
Chemicals	2.5%
Semiconductors & Semiconductor Equipment	2.2%
Electric Utilities	1.9%
Household Durables	1.8%
Technology Hardware, Storage & Peripherals	1.7%
Affiliated Mutual Fund - Short-Term Investment	1.6%
99.8%
Other assets in excess of liabilities	0.2%
100.0%

ETF1009E2

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/etfs/prospectuses-fact-sheets
or by scanning the QR code below, including the
Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Focused Value ETF

TICKER SYMBOL	PJFV
CUSIP	69344A867
ETF1009E2

PGIM Jennison International Opportunities ETF
TICKER SYMBOL:
PJIO
Listing Exchange:
NYSE Arca, Inc.
SEMIANNUAL SHAREHOLDER REPORT – February 28, 2025
This
semiannual shareholder report
contains important information about the PGIM Jennison International Opportunities ETF (the “Fund”) for the
period of September 1, 2024 to February 28, 2025.
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison International Opportunities ETF	$37	0.76%
WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2025?

Fund’s net assets	$ 13,574,574
Number of fund holdings	37
Portfolio turnover rate for the period	51%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2025?

Industry Classification	% of Net Assets
Textiles, Apparel & Luxury Goods	16.5%
Software	13.0%
Semiconductors & Semiconductor Equipment	8.5%
Aerospace & Defense	8.3%
Automobiles	7.0%
Pharmaceuticals	5.8%
Hotels, Restaurants & Leisure	5.2%
Broadline Retail	4.7%
Specialty Retail	4.1%
Entertainment	4.1%
IT Services	3.1%
Technology Hardware, Storage & Peripherals	2.8%
Health Care Equipment & Supplies	2.6%
Electronic Equipment, Instruments & Components	2.2%
Industry Classification	% of Net Assets
Biotechnology	2.0%
Financial Services	2.0%
Electrical Equipment	1.6%
Machinery	1.5%
Life Sciences Tools & Services	1.4%
Banks	1.3%
Affiliated Mutual Fund - Short-Term Investment	1.3%
Beverages	1.0%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

ETF1016E2

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/etfs/prospectuses-fact-sheets
or by scanning the QR code below, including the
Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison International Opportunities ETF

TICKER SYMBOL	PJIO
CUSIP	69344A818
ETF1016E2

PGIM Portfolio Ballast ETF
TICKER SYMBOL:
PBL
Listing Exchange:
Cboe BZX Exchange, Inc.
SEMIANNUAL SHAREHOLDER REPORT – February 28, 2025
This
semiannual shareholder report
contains important information about the PGIM Portfolio Ballast ETF (the “Fund”) for the period of
September 1, 2024 to February 28, 2025.
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Portfolio Ballast ETF	$21	0.42%
WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2025?

Fund’s net assets	$ 50,268,010
Number of fund holdings	14
Portfolio turnover rate for the period	12%
ETF1011E2

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2025?

Investment Allocation	% of Net Assets
U.S. Treasury Obligations	56.2%
Options Purchased	23.6%
Affiliated Mutual Fund - Short-Term Investment	13.1%
Unaffiliated Exchange-Traded Funds	6.7%
99.6%
Other assets in excess of liabilities*	0.4%
100.0%

Futures Contracts outstanding at February 28, 2025
(1)

Futures Contracts: Short Positions	% of Net Assets
S&P 500 E-Mini Index	(9.5)%
(9.5)%

*	Includes unsettled variation margin receivable (payable) for futures contracts outstanding, as reported in the Fund's statutory financial statements.
(1)	Represents the current notional amount of the future contracts (USD) as a percentage of net assets as of February 28, 2025.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/etfs/prospectuses-fact-sheets
or by scanning the QR code below, including the
Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Portfolio Ballast ETF

TICKER SYMBOL	PBL
CUSIP	69344A859
ETF1011E2

PGIM AAA CLO ETF
TICKER SYMBOL:
PAAA
Listing Exchange:
NYSE Arca, Inc.
SEMIANNUAL SHAREHOLDER REPORT – February 28, 2025
This
semiannual shareholder report
contains important information about the PGIM AAA CLO ETF (the “Fund”) for the period of September 1,
2024 to February 28, 2025.
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You
can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM AAA CLO ETF	$10	0.19%
WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2025?

Fund’s net assets	$ 2,708,863,951
Number of fund holdings	318
Portfolio turnover rate for the period	23%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2025?

Credit Quality expressed as a percentage of total investments as of 2/28/2025 (%)
AAA	99.7
Cash/Cash Equivalents	0.3
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.
ETF1012E2

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/etfs/prospectuses-fact-sheets
or by scanning the QR code below, including the
Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM AAA CLO ETF

TICKER SYMBOL	PAAA
CUSIP	69344A834
ETF1012E2

PGIM Active High Yield Bond ETF
TICKER SYMBOL:
PHYL
Listing Exchange:
NYSE Arca, Inc.
SEMIANNUAL SHAREHOLDER REPORT – February 28, 2025
This
semiannual shareholder report
contains important information about the PGIM Active High Yield Bond ETF (the “Fund”) for the period of
September 1, 2024 to February 28, 2025.
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Active High Yield Bond ETF	$19	0.37%
WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2025?

Fund’s net assets	$ 258,797,365
Number of fund holdings	681
Portfolio turnover rate for the period	24%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2025?

Credit Quality expressed as a percentage of total investments as of 2/28/2025 (%)
AAA	2.9
BBB	4.9
BB	47.1
B	26.8
CCC	11.3
CC	0.2
Not Rated	6.5
Cash/Cash Equivalents	0.3
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.
ETF1001E2

ADDITIONAL
INFORMATION
You can find additional information at
pgim.com/investments/etfs/prospectuses-fact-sheets
or by scanning the QR code below, including the
Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Active High Yield Bond ETF

TICKER SYMBOL	PHYL
CUSIP	69344A206
ETF1001E2

PGIM Floating Rate Income ETF
TICKER SYMBOL:
PFRL
Listing Exchange:
NYSE Arca, Inc.
SEMIANNUAL SHAREHOLDER REPORT – February 28, 2025
This
semiannual shareholder report
contains important information about the PGIM Floating Rate Income ETF (the “Fund”) for the period of
September 1, 2024 to February 28, 2025.
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Floating Rate Income ETF	$42	0.83%
WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2025?

Fund’s net assets	$ 109,643,902
Number of fund holdings	473
Portfolio turnover rate for the period	42%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2025?

Credit Quality expressed as a percentage of total investments as of 2/28/2025 (%)
AAA	1.3
AA	8.7
A	4.6
BBB	18.8
BB	27.0
B	40.2
CCC	1.4
CC	0.1
Not Rated	1.8
Cash/Cash Equivalents	(3.9)
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.
ETF1008E2

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/etfs/prospectuses-fact-sheets
or by scanning the QR code below, including the
Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Floating Rate Income ETF

TICKER SYMBOL	PFRL
CUSIP	69344A883
ETF1008E2

PGIM Municipal Income Opportunities ETF
TICKER SYMBOL:
PMIO
Listing Exchange:
NYSE Arca, Inc.
SEMIANNUAL SHAREHOLDER REPORT – February 28, 2025
This
semiannual shareholder report
contains important information about the PGIM Municipal Income Opportunities ETF (the “Fund”) for the
period of September 1, 2024 to February 28, 2025.
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Municipal Income Opportunities ETF	$10	0.21%
WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2025?

Fund’s net assets	$ 25,455,743
Number of fund holdings	40
Portfolio turnover rate for the period	13%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2025?

Credit Quality expressed as a percentage of total investments as of 2/28/2025 (%)
AAA	3.9
AA	33.6
A	19.6
BBB	5.6
B	2.0
Not Rated	33.6
Cash/Cash Equivalents	1.7
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.
ETF1020E2

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/etfs/prospectuses-fact-sheets
or by scanning the QR code below, including the
Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Municipal Income Opportunities ETF

TICKER SYMBOL	PMIO
CUSIP	69344A776
ETF1020E2

PGIM Short Duration High Yield ETF
TICKER SYMBOL:
PSH
Listing Exchange:
Cboe BZX Exchange, Inc.
SEMIANNUAL SHAREHOLDER REPORT – February 28, 2025
This
semiannual shareholder report
contains important information about the PGIM Short Duration High Yield ETF (the “Fund”) for the period of
September 1, 2024 to February 28, 2025.
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short Duration High Yield ETF	$21	0.41%
WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2025?

Fund’s net assets	$ 55,646,021
Number of fund holdings	329
Portfolio turnover rate for the period	37%
WHAT ARE
SOME
CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2025?

Credit Quality expressed as a percentage of total investments as of 2/28/2025 (%)
AAA	8.3
BBB	5.9
BB	50.0
B	24.2
CCC	8.1
Not Rated	3.2
Cash/Cash Equivalents	0.3
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.
ETF1017E2

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/etfs/prospectuses-fact-sheets
or by scanning the QR code below, including the
Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Short Duration High Yield ETF

TICKER SYMBOL	PSH
CUSIP	69344A784
ETF1017E2

PGIM Short Duration Multi-Sector Bond ETF
TICKER SYMBOL:
PSDM
Listing Exchange:
Cboe BZX Exchange, Inc.
SEMIANNUAL SHAREHOLDER REPORT – February 28, 2025
This
semiannual shareholder report
contains important information about the PGIM Short Duration Multi-Sector Bond ETF (the “Fund”) for the
period of September 1, 2024 to February 28, 2025.
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short Duration Multi-Sector Bond ETF	$18	0.36%
WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2025?

Fund’s net assets	$ 74,255,489
Number of fund holdings	405
Portfolio turnover rate for the period	48%
WHAT ARE
SOME
CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2025?

Credit Quality expressed as a percentage of total investments as of 2/28/2025 (%)
AAA	66.4
AA	5.1
A	7.4
BBB	11.1
BB	4.1
B	1.1
CCC	0.3
Not Rated	5.7
Cash/Cash Equivalents	(1.2)
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.
ETF1013E2

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/etfs/prospectuses-fact-sheets
or by scanning the QR code below, including the
Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Short Duration Multi-Sector Bond ETF

TICKER SYMBOL	PSDM
CUSIP	69344A842
ETF1013E2

PGIM Total Return Bond ETF
TICKER SYMBOL:
PTRB
Listing Exchange:
NYSE Arca, Inc.
SEMIANNUAL SHAREHOLDER REPORT – February 28, 2025
This
semiannual shareholder report
contains important information about the PGIM Total Return Bond ETF (the “Fund”) for the period of
September 1, 2024 to February 28, 2025.
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Total Return Bond ETF	$24	0.48%
WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2025?

Fund’s net assets	$ 411,209,133
Number of fund holdings	1,073
Portfolio turnover rate for the period	46%
WHAT ARE SOME CHARACTERISTICS OF THE
FUND’S
HOLDINGS AS OF 2/28/2025?

Credit Quality expressed as a percentage of total investments as of 2/28/2025 (%)
AAA	57.9
AA	6.0
A	7.5
BBB	16.3
BB	4.4
B	2.0
CCC	0.6
Not Rated	6.2
Cash/Cash Equivalents	(0.9)
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.
ETF1007E2

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/etfs/prospectuses-fact-sheets
or by scanning the QR code below, including the
Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Total Return Bond ETF

TICKER SYMBOL	PTRB
CUSIP	69344A800
ETF1007E2

PGIM Ultra Short Bond ETF
TICKER SYMBOL:
PULS
Listing Exchange:
NYSE Arca, Inc.
SEMIANNUAL SHAREHOLDER REPORT – February 28, 2025
This
semiannual shareholder report
contains important information about the PGIM Ultra Short Bond ETF (the “Fund”) for the period of
September 1, 2024 to February 28, 2025.
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Ultra Short Bond ETF	$8	0.15%
WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2025?

Fund’s net assets	$ 10,451,113,968
Number of fund holdings	585
Portfolio turnover rate for the period	19%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2025?

Credit Quality expressed as a percentage of total investments as of 2/28/2025 (%)
AAA	12.2
AA	31.3
A	39.9
BBB	9.3
BB	2.6
Not Rated	5.4
Cash/Cash Equivalents	(0.7)
Total	100.0
C
redit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.
ETF1000E2

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/etfs/prospectuses-fact-sheets
or by scanning the QR code below, including the
Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Ultra Short Bond ETF

TICKER SYMBOL	PULS
CUSIP	69344A107
ETF1000E2

PGIM Ultra Short Municipal Bond ETF
TICKER SYMBOL:
PUSH
Listing Exchange:
NYSE Arca, Inc.
SEMIANNUAL SHAREHOLDER REPORT – February 28, 2025
This
semiannual shareholder report
contains important information about the PGIM Ultra Short Municipal Bond ETF (the “Fund”) for the period of
September 1, 2024 to February 28, 2025.
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Ultra Short Municipal Bond ETF	$6	0.11%
WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2025?

Fund’s net assets	$ 26,435,427
Number of fund holdings	68
Portfolio turnover rate for the period	21%
WHAT ARE SOME CHARACTERISTICS OF THE
FUND’S
HOLDINGS AS OF 2/28/2025?

Credit Quality expressed as a percentage of total investments as of 2/28/2025 (%)
AAA	30.5
AA	23.0
A	22.7
BBB	22.1
Cash/Cash Equivalents	0.9
Other	0.8
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.
ETF1021E2

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/etfs/prospectuses-fact-sheets
or by scanning the QR code below, including the
Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Ultra Short Municipal Bond ETF

TICKER SYMBOL	PUSH
CUSIP	69344A768
ETF1021E2

(b) Copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule – Not applicable.

Item 2	–	Code of Ethics – Not required, as this is not an annual filing.

Item 3	–	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4	–	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5	–	Audit Committee of Listed Registrants – Not applicable.

Item 6	–	Investments – The registrant’s Schedule of Investments is included in the financial statements filed under Item 7 of this Form.

Items 7	–	11 (Refer to Reports below)

PGIM ETF TRUST

PGIM Jennison Better Future ETF

PGIM Jennison Focused Growth ETF

PGIM Jennison Focused Mid-Cap ETF

PGIM Jennison Focused Value ETF

PGIM Jennison International Opportunities ETF

PGIM Portfolio Ballast ETF

FINANCIAL STATEMENTS AND OTHER INFORMATION

FEBRUARY 28, 2025

Table of Contents	Financial Statements and Other Information	February 28, 2025

Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Other Information - Form N-CSR Items 8-11

Glossary

The following abbreviations are used in the Funds’ descriptions:

USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

ADR—American Depositary Receipt

ETF—Exchange-Traded Fund

OTC—Over-the-counter

PRFC—Preference Shares

REITs—Real Estate Investment Trust

S&P—Standard & Poor’s

SG—Societe Generale

SOFR—Secured Overnight Financing Rate

SPDR—Standard & Poor’s Depositary Receipts

PGIM Jennison Better Future ETF

Schedule of Investments (unaudited)

as of February 28, 2025

Description	Shares	Value

LONG-TERM INVESTMENTS 88.5%

COMMON STOCKS

Automobiles 3.8%

Ferrari NV (Italy)	1,623	$753,997

Banks 1.1%

NU Holdings Ltd. (Brazil) (Class A Stock)*	19,624	210,958

Biotechnology 1.9%

Vertex Pharmaceuticals, Inc.*	798	382,872

Broadline Retail 7.0%

Amazon.com, Inc.*	3,814	809,636
MercadoLibre, Inc. (Brazil)*	278	589,880

		1,399,516

Construction & Engineering 2.9%

Comfort Systems USA, Inc.	529	192,201

Quanta Services, Inc.	1,506	391,003

		583,204

Electric Utilities 1.4%

Constellation Energy Corp.	1,151	288,377

Electrical Equipment 1.5%

Schneider Electric SE	1,283	311,369

Financial Services 4.2%

Mastercard, Inc. (Class A Stock)	772	444,911

Toast, Inc. (Class A Stock)*	10,435	402,791

		847,702

Health Care Equipment & Supplies 2.7%

Edwards Lifesciences Corp.*	2,829	202,613

Intuitive Surgical, Inc.*	606	347,329

		549,942

Hotels, Restaurants & Leisure 1.0%

Airbnb, Inc. (Class A Stock)*	1,469	204,000

See Notes to Financial Statements.

PGIM Jennison Better Future ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Interactive Media & Services 3.6%

Reddit, Inc. (Class A Stock)*	4,507	$729,143

IT Services 1.1%

Snowflake, Inc. (Class A Stock)*	1,240	219,604

Pharmaceuticals 8.0%

Eli Lilly & Co.	341	313,935
Galderma Group AG (Switzerland)*	5,288	643,848
Novo Nordisk A/S (Denmark), ADR	4,102	371,847
UCB SA (Belgium)	1,430	269,313

		1,598,943

Semiconductors & Semiconductor Equipment 8.7%

Broadcom, Inc.	2,075	413,817
NVIDIA Corp.	4,438	554,395
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	3,177	573,544
Texas Instruments, Inc.	1,017	199,322

		1,741,078

Software 18.2%

Cadence Design Systems, Inc.*	1,610	403,305
Crowdstrike Holdings, Inc. (Class A Stock)*	1,469	572,410
Datadog, Inc. (Class A Stock)*	2,117	246,736
Fair Isaac Corp.*	138	260,316
HubSpot, Inc.*	429	310,592
Microsoft Corp.	1,931	766,588
Monday.com Ltd.*	996	295,583
Samsara, Inc. (Class A Stock)*	8,247	393,217
ServiceNow, Inc.*	442	410,954

		3,659,701

Specialty Retail 3.6%

Industria de Diseno Textil SA (Spain)	13,337	719,427

Technology Hardware, Storage & Peripherals 6.6%

Apple, Inc.	4,151	1,003,879
Xiaomi Corp. (China) (Class B Stock), 144A*	49,333	328,906

		1,332,785

See Notes to Financial Statements.

PGIM Jennison Better Future ETF 3

PGIM Jennison Better Future ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Textiles, Apparel & Luxury Goods 11.2%

Brunello Cucinelli SpA (Italy)	3,539	$458,898
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	3,861	784,643
Hermes International SCA (France)	356	1,010,765

		2,254,306

TOTAL LONG-TERM INVESTMENTS (cost $16,433,605)		17,786,924

SHORT-TERM INVESTMENT 11.5%

AFFILIATED MUTUAL FUND
PGIM Core Government Money Market Fund (7-day effective yield 4.497%) (cost $2,314,859)(wb)	2,314,859	2,314,859

TOTAL INVESTMENTS 100.0% (cost $18,748,464)		20,101,783
Other assets in excess of liabilities 0.0%		4,473

NET ASSETS 100.0%		$20,106,256

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Jennison Better Future ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

The following is a summary of the inputs used as of February 28, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Automobiles	$753,997	$—	$—
Banks	210,958	—	—
Biotechnology	382,872	—	—
Broadline Retail	1,399,516	—	—
Construction & Engineering	583,204	—	—
Electric Utilities	288,377	—	—
Electrical Equipment	311,369	—	—
Financial Services	847,702	—	—
Health Care Equipment & Supplies	549,942	—	—
Hotels, Restaurants & Leisure	204,000	—	—
Interactive Media & Services	729,143	—	—
IT Services	219,604	—	—
Pharmaceuticals	1,598,943	—	—
Semiconductors & Semiconductor Equipment	1,741,078	—	—
Software	3,659,701	—	—
Specialty Retail	719,427	—	—
Technology Hardware, Storage & Peripherals	1,332,785	—	—
Textiles, Apparel & Luxury Goods	2,254,306	—	—
Short-Term Investment
Affiliated Mutual Fund	2,314,859	—	—

Total	$20,101,783	$—	$—

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of February 28, 2025 were as follows:

Software	18.2%
Affiliated Mutual Fund	11.5
Textiles, Apparel & Luxury Goods	11.2
Semiconductors & Semiconductor Equipment	8.7
Pharmaceuticals	8.0
Broadline Retail	7.0
Technology Hardware, Storage & Peripherals	6.6
Financial Services	4.2
Automobiles	3.8
Interactive Media & Services	3.6
Specialty Retail	3.6
Construction & Engineering	2.9

Health Care Equipment & Supplies	2.7%
Biotechnology	1.9
Electrical Equipment	1.5
Electric Utilities	1.4
IT Services	1.1
Banks	1.1

See Notes to Financial Statements.

PGIM Jennison Better Future ETF 5

PGIM Jennison Better Future ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Industry Classification (continued):

Hotels, Restaurants & Leisure	1.0%

100.0
Other assets in excess of liabilities	0.0 *

100.0%

*	Less than 0.05%

See Notes to Financial Statements.

PGIM Jennison Better Future ETF

Statement of Assets & Liabilities (unaudited)

as of February 28, 2025

Assets

Investments at value:
Unaffiliated investments (cost $16,433,605)	$17,786,924
Affiliated investments (cost $2,314,859)	2,314,859
Foreign currency, at value (cost $5)	5
Dividends receivable	7,513
Tax reclaim receivable	3,847

Total Assets	20,113,148

Liabilities

Management fee payable	6,892

Net Assets	$20,106,256

Net assets were comprised of:
Common stock, at par	$340
Paid-in capital in excess of par	19,058,874
Total distributable earnings (loss)	1,047,042

Net assets, February 28, 2025	$20,106,256

Net asset value, offering price and redemption price per share, ($20,106,256 ÷ 340,000 shares of common stock issued and outstanding)	$59.14

See Notes to Financial Statements.

PGIM Jennison Better Future ETF 7

PGIM Jennison Better Future ETF

Statement of Operations (unaudited)

Six Months Ended February 28, 2025

Net Investment Income (Loss)

Income
Unaffiliated dividend income (net of $2,765 foreign withholding tax)	$26,024
Affiliated dividend income	12,900

Total income	38,924

Expenses
Management fee	51,921
Less: Fee waiver and/or expense reimbursement	(8,130)

Net expenses	43,791

Net investment income (loss)	(4,867)

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions	(816,459)
In-kind redemptions	749,718
Foreign currency transactions	(276)

(67,017)

Net change in unrealized appreciation (depreciation) on:
Investments	(1,016,389)
Foreign currencies	(168)

(1,016,557)

Net gain (loss) on investment and foreign currency transactions	(1,083,574)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(1,088,441)

See Notes to Financial Statements.

PGIM Jennison Better Future ETF

Statements of Changes in Net Assets (unaudited)

	Six Months Ended February 28, 2025	December 14, 2023* through August 31, 2024
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(4,867)	$25,337
Net realized gain (loss) on investment and in-kind redemptions transactions	(67,017)	332,551
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(1,016,557)	2,369,779

Net increase (decrease) in net assets resulting from operations	(1,088,441)	2,727,667

Dividends and Distributions
Distributions from distributable earnings	(26,177)	—

Fund share transactions
Net proceeds from shares sold (0 and 200,000 shares, respectively)	—	10,005,236
Shares sold in-kind (110,000 and 100,000 shares, respectively)	6,857,089	5,816,453
Shares redeemed in-kind (40,000 and 30,000 shares, respectively)	(2,394,139)	(1,791,432)

Net increase (decrease) in net assets from Fund share transactions	4,462,950	14,030,257

Total increase (decrease)	3,348,332	16,757,924

Net Assets:

Beginning of period	16,757,924	—

End of period	$20,106,256	$16,757,924

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Jennison Better Future ETF 9

PGIM Jennison Better Future ETF

Financial Highlights (unaudited)

	Six Months Ended February 28, 2025		December 14, 2023(a) through August 31, 2024
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$62.07		$50.00
Income (loss) from investment operations:
Net investment income (loss)	(0.02)		0.11
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(2.82)		11.96
Total from investment operations	(2.84)		12.07
Dividends and distributions to shareholders	(0.09)		-
Net asset value, end of period	$59.14		$62.07
Total Return(c):	(4.57)%		24.13%

Ratios/Supplemental Data:
Net assets, end of period (000)	$20,106		$16,758
Average net assets (000)	$17,743		$12,710
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.50	%(e)	0.53	%(f)
Expenses before waivers and/or expense reimbursement	0.59	%(e)	0.59	%(f)
Net investment income (loss)	(0.06	)%(e)	0.28	%(f)
Portfolio turnover rate(g)	69%		57%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Annualized, with the exception of certain non-recurring expenses.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Focused Growth ETF

Schedule of Investments (unaudited)

as of February 28, 2025

Description	Shares	Value

LONG-TERM INVESTMENTS 98.5%

COMMON STOCKS

Aerospace & Defense 1.6%

Boeing Co. (The)*	10,742	$1,875,875

Automobiles 2.5%

Tesla, Inc.*	10,096	2,957,926

Biotechnology 2.0%

Vertex Pharmaceuticals, Inc.*	5,078	2,436,374

Broadline Retail 11.0%

Amazon.com, Inc.*	50,719	10,766,629
MercadoLibre, Inc. (Brazil)*	1,157	2,455,004

		13,221,633

Consumer Staples Distribution & Retail 3.3%

Costco Wholesale Corp.	3,831	4,017,225

Electric Utilities 0.8%

Constellation Energy Corp.	3,736	936,036

Electrical Equipment 0.7%

Vertiv Holdings Co. (Class A Stock)	8,729	830,739

Entertainment 9.2%

Netflix, Inc.*	6,192	6,071,628
Spotify Technology SA*	4,229	2,571,274
Walt Disney Co. (The)	21,266	2,420,071

		11,062,973

Financial Services 4.8%

Mastercard, Inc. (Class A Stock)	9,916	5,714,690

Ground Transportation 1.5%

Uber Technologies, Inc.*	23,534	1,788,819

Health Care Equipment & Supplies 2.0%

Dexcom, Inc.*	7,377	651,906
Intuitive Surgical, Inc.*	3,081	1,765,875

		2,417,781

See Notes to Financial Statements.

PGIM Jennison Focused Growth ETF 11

PGIM Jennison Focused Growth ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Hotels, Restaurants & Leisure 2.6%

Airbnb, Inc. (Class A Stock)*	9,217	$1,279,964
Cava Group, Inc.*	4,921	467,642
Starbucks Corp.	12,054	1,395,974

		3,143,580

Interactive Media & Services 12.4%

Alphabet, Inc. (Class A Stock)	31,708	5,399,238
Meta Platforms, Inc. (Class A Stock)	14,226	9,505,813

		14,905,051

IT Services 1.0%

Snowflake, Inc. (Class A Stock)*	6,922	1,225,886

Media 0.9%

Trade Desk, Inc. (The) (Class A Stock)*	15,524	1,091,648

Pharmaceuticals 4.5%

Eli Lilly & Co.	3,692	3,398,966
Novo Nordisk A/S (Denmark), ADR	21,405	1,940,363

		5,339,329

Semiconductors & Semiconductor Equipment 15.7%
Broadcom, Inc.	26,844	5,353,499
NVIDIA Corp.	94,361	11,787,576
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	9,226	1,665,570

		18,806,645

Software 14.4%

Cadence Design Systems, Inc.*	9,614	2,408,307
Crowdstrike Holdings, Inc. (Class A Stock)*	5,231	2,038,312
Datadog, Inc. (Class A Stock)*	11,206	1,306,059
Microsoft Corp.	22,530	8,944,185
ServiceNow, Inc.*	2,831	2,632,151

		17,329,014

Specialty Retail 1.0%
Industria de Diseno Textil SA (Spain), ADR	42,438	1,142,007

See Notes to Financial Statements.

PGIM Jennison Focused Growth ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Technology Hardware, Storage & Peripherals 6.6%

Apple, Inc.	32,560	$7,874,310

TOTAL LONG-TERM INVESTMENTS (cost $87,501,510)		118,117,541

SHORT-TERM INVESTMENT 1.2%

AFFILIATED MUTUAL FUND
PGIM Core Government Money Market Fund (7-day effective yield 4.497%) (cost $1,456,017)(wb)	1,456,017	1,456,017

TOTAL INVESTMENTS 99.7% (cost $88,957,527)		119,573,558
Other assets in excess of liabilities 0.3%		349,669

NET ASSETS 100.0%		$119,923,227

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 1,875,875	$—	$—
Automobiles	2,957,926	—	—
Biotechnology	2,436,374	—	—

See Notes to Financial Statements.

PGIM Jennison Focused Growth ETF 13

PGIM Jennison Focused Growth ETF

Schedule of Investments  (unaudited) (continued)

as of February 28, 2025

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Broadline Retail	$ 13,221,633	$—	$—
Consumer Staples Distribution & Retail	4,017,225	—	—
Electric Utilities	936,036	—	—
Electrical Equipment	830,739	—	—
Entertainment	11,062,973	—	—
Financial Services	5,714,690	—	—
Ground Transportation	1,788,819	—	—
Health Care Equipment & Supplies	2,417,781	—	—
Hotels, Restaurants & Leisure	3,143,580	—	—
Interactive Media & Services	14,905,051	—	—
IT Services	1,225,886	—	—
Media	1,091,648	—	—
Pharmaceuticals	5,339,329	—	—
Semiconductors & Semiconductor Equipment	18,806,645	—	—
Software	17,329,014	—	—
Specialty Retail	1,142,007	—	—
Technology Hardware, Storage & Peripherals	7,874,310	—	—
Short-Term Investment
Affiliated Mutual Fund	1,456,017	—	—

Total	$119,573,558	$—	$—

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of February 28, 2025 were as follows:

Semiconductors & Semiconductor Equipment	15.7%
Software	14.4
Interactive Media & Services	12.4
Broadline Retail	11.0
Entertainment	9.2
Technology Hardware, Storage & Peripherals	6.6
Financial Services	4.8
Pharmaceuticals	4.5
Consumer Staples Distribution & Retail	3.3
Hotels, Restaurants & Leisure	2.6
Automobiles	2.5
Biotechnology	2.0
Health Care Equipment & Supplies	2.0

Aerospace & Defense	1.6%
Ground Transportation	1.5
Affiliated Mutual Fund	1.2
IT Services	1.0
Specialty Retail	1.0
Media	0.9
Electric Utilities	0.8
Electrical Equipment	0.7

99.7
Other assets in excess of liabilities	0.3

100.0%

See Notes to Financial Statements.

PGIM Jennison Focused Growth ETF

Statement of Assets & Liabilities (unaudited)

as of February 28, 2025

Assets

Investments at value:
Unaffiliated investments (cost $87,501,510)	$118,117,541
Affiliated investments (cost $1,456,017)	1,456,017
Receivable for investments sold	369,867
Dividends receivable	35,586
Tax reclaim receivable	14,115

Total Assets	119,993,126

Liabilities

Management fee payable	69,899

Net Assets	$119,923,227

Net assets were comprised of:
Common stock, at par	$1,270
Paid-in capital in excess of par	88,884,738
Total distributable earnings (loss)	31,037,219

Net assets, February 28, 2025	$119,923,227

Net asset value, offering price and redemption price per share. ($119,923,227 ÷ 1,270,000 shares of common stock issued and outstanding)	$94.43

See Notes to Financial Statements.

PGIM Jennison Focused Growth ETF 15

PGIM Jennison Focused Growth ETF

Statement of Operations  (unaudited)

Six Months Ended February 28, 2025

Net Investment Income (Loss)

Income
Unaffiliated dividend income (net of $ 2,541 foreign withholding tax)	$163,167
Affiliated dividend income	32,824

Total income	195,991

Expenses
Management fee	401,404
Less: Fee waiver and/or expense reimbursement	(8,500)

Net expenses	392,904

Net investment income (loss)	(196,913)

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on:
Investment transactions	101,789
In-kind redemptions	2,339,596

2,441,385

Net change in unrealized appreciation (depreciation) on investments	3,628,740

Net gain (loss) on investment transactions	6,070,125

Net Increase (Decrease) In Net Assets Resulting From Operations	$5,873,212

See Notes to Financial Statements.

PGIM Jennison Focused Growth ETF

Statements of Changes in Net Assets  (unaudited)

	Six Months Ended February 28, 2025	Year Ended August 31, 2024
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(196,913)	$(141,951)
Net realized gain (loss) on investment and in-kind redemptions transactions	2,441,385	8,141,181
Net change in unrealized appreciation (depreciation) on investments	3,628,740	13,647,562

Net increase (decrease) in net assets resulting from operations	5,873,212	21,646,792

Fund share transactions
Shares sold in-kind (270,000 and 510,000 shares, respectively)	25,722,194	40,220,978
Shares redeemed in-kind	(6,611,979)	(24,077,606)

Net increase (decrease) in net assets from Fund share transactions	19,110,215	16,143,372

Total increase (decrease)	24,983,427	37,790,164

Net Assets:

Beginning of period	94,939,800	57,149,636

End of period	$119,923,227	$94,939,800

See Notes to Financial Statements.

PGIM Jennison Focused Growth ETF 17

PGIM Jennison Focused Growth ETF

Financial Highlights (unaudited)

	Six Months Ended February 28, 2025		Year Ended August 31, 2024	December 12, 2022(a) through August 31, 2023
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$88.73		$65.69	$50.00
Income (loss) from investment operations:
Net investment income (loss)	(0.17)		(0.15)	(0.06)
Net realized and unrealized gain (loss) on investment transactions	5.87		23.19	15.75
Total from investment operations	5.70		23.04	15.69
Net asset value, end of period	$94.43		$88.73	$65.69
Total Return(c):	6.43%		35.07%	31.38%

Ratios/Supplemental Data:
Net assets, end of period (000)	$119,923		$94,940	$57,150
Average net assets (000)	$107,906		$75,185	$44,323
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.73	%(e)	0.74%	0.75	%(e)
Expenses before waivers and/or expense reimbursement	0.75	%(e)	0.75%	0.75	%(e)
Net investment income (loss)	(0.37	)%(e)	(0.19)%	(0.15	)%(e)
Portfolio turnover rate(f)	21%		36%	32%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Focused Mid-Cap ETF

Schedule of Investments (unaudited)

as of February 28, 2025

Description	Shares	Value

LONG-TERM INVESTMENTS 99.5%

COMMON STOCKS

Banks 4.6%

East West Bancorp, Inc.	2,564	$242,119
Wintrust Financial Corp.	3,066	381,625

		623,744

Biotechnology 2.9%

Natera, Inc.*	1,242	193,243
Neurocrine Biosciences, Inc.*	1,716	203,723

		396,966

Capital Markets 2.6%

LPL Financial Holdings, Inc.	957	355,755

Consumer Staples Distribution & Retail 2.6%

Performance Food Group Co.*	4,163	354,438

Containers & Packaging 2.2%

Crown Holdings, Inc.	3,242	290,581

Electrical Equipment 4.5%

Generac Holdings, Inc.*	1,787	243,300
Regal Rexnord Corp.	1,239	160,326
Vertiv Holdings Co. (Class A Stock)	2,187	208,137

		611,763

Electronic Equipment, Instruments & Components 0.9%

Coherent Corp.*	1,602	120,454

Financial Services 6.0%

Essent Group Ltd.	2,503	144,223
Shift4 Payments, Inc. (Class A Stock)*	4,070	401,913
Toast, Inc. (Class A Stock)*	6,957	268,540

		814,676

Ground Transportation 1.4%

J.B. Hunt Transport Services, Inc.	1,148	185,046

See Notes to Financial Statements.

PGIM Jennison Focused Mid-Cap ETF 19

PGIM Jennison Focused Mid-Cap ETF

Schedule of Investments  (unaudited) (continued)

as of February 28, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Health Care Equipment & Supplies 1.0%

Dexcom, Inc.*	1,527	$134,941

Health Care Providers & Services 2.0%

Encompass Health Corp.	2,760	276,386

Hotels, Restaurants & Leisure 5.9%

Churchill Downs, Inc.	3,615	428,378
Hilton Worldwide Holdings, Inc.	1,374	364,055

		792,433

Insurance 7.9%

Axis Capital Holdings Ltd.	3,791	367,272
Markel Group, Inc.*	257	496,894
RenaissanceRe Holdings Ltd. (Bermuda)	429	101,939
Ryan Specialty Holdings, Inc.	1,471	102,955

		1,069,060

Interactive Media & Services 3.4%

Pinterest, Inc. (Class A Stock)*	7,910	292,512
Reddit, Inc. (Class A Stock)*	1,057	171,001

		463,513

Machinery 4.7%

Allison Transmission Holdings, Inc.	2,693	274,013
Gates Industrial Corp. PLC*	16,852	364,677

		638,690

Marine Transportation 2.0%

Kirby Corp.*	2,642	275,349

Metals & Mining 2.1%

Eldorado Gold Corp. (Turkey)*	20,503	282,326

Multi-Utilities 6.8%

CMS Energy Corp.	3,874	282,996
NiSource, Inc.	15,700	640,717

		923,713

See Notes to Financial Statements.

PGIM Jennison Focused Mid-Cap ETF

Schedule of Investments  (unaudited) (continued)

as of February 28, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels 7.0%

Cheniere Energy, Inc.	1,806	$412,779
Targa Resources Corp.	2,666	537,786

		950,565

Real Estate Management & Development 2.9%

CBRE Group, Inc. (Class A Stock)*	2,711	384,799

Residential REITs 2.3%

Independence Realty Trust, Inc.	14,174	308,993

Semiconductors & Semiconductor Equipment 2.7%

MACOM Technology Solutions Holdings, Inc.*	2,225	257,343
Marvell Technology, Inc.	1,235	113,398

		370,741

Software 4.3%

AppLovin Corp. (Class A Stock)*	566	184,369
CyberArk Software Ltd.*	690	251,056
Monday.com Ltd.*	476	141,263

		576,688

Specialized REITs 4.9%

Gaming & Leisure Properties, Inc.	13,119	657,918

Specialty Retail 2.3%

Burlington Stores, Inc.*	1,250	311,663

Textiles, Apparel & Luxury Goods 5.4%

On Holding AG (Switzerland) (Class A Stock)*	5,101	247,297
Ralph Lauren Corp.	1,773	480,731

		728,028

See Notes to Financial Statements.

PGIM Jennison Focused Mid-Cap ETF 21

PGIM Jennison Focused Mid-Cap ETF

Schedule of Investments  (unaudited) (continued)

as of February 28, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Trading Companies & Distributors 4.2%

Core & Main, Inc. (Class A Stock)*	4,985	$254,285
WESCO International, Inc.	1,702	307,160

		561,445

TOTAL LONG-TERM INVESTMENTS (cost $11,911,959)		13,460,674

SHORT-TERM INVESTMENT 0.5%

AFFILIATED MUTUAL FUND
PGIM Core Government Money Market Fund (7-day effective yield 4.497%) (cost $70,130)(wb)	70,130	70,130

TOTAL INVESTMENTS 100.0% (cost $11,982,089)		13,530,804
Liabilities in excess of other assets (0.0)%		(3,349)

NET ASSETS 100.0%		$13,527,455

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Jennison Focused Mid-Cap ETF

Schedule of Investments  (unaudited) (continued)

as of February 28, 2025

The following is a summary of the inputs used as of February 28, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Banks	$623,744	$—	$—
Biotechnology	396,966	—	—
Capital Markets	355,755	—	—
Consumer Staples Distribution & Retail	354,438	—	—
Containers & Packaging	290,581	—	—
Electrical Equipment	611,763	—	—
Electronic Equipment, Instruments & Components	120,454	—	—
Financial Services	814,676	—	—
Ground Transportation	185,046	—	—
Health Care Equipment & Supplies	134,941	—	—
Health Care Providers & Services	276,386	—	—
Hotels, Restaurants & Leisure	792,433	—	—
Insurance	1,069,060	—	—
Interactive Media & Services	463,513	—	—
Machinery	638,690	—	—
Marine Transportation	275,349	—	—
Metals & Mining	282,326	—	—
Multi-Utilities	923,713	—	—
Oil, Gas & Consumable Fuels	950,565	—	—
Real Estate Management & Development	384,799	—	—
Residential REITs	308,993	—	—
Semiconductors & Semiconductor Equipment	370,741	—	—
Software	576,688	—	—
Specialized REITs	657,918	—	—
Specialty Retail	311,663	—	—
Textiles, Apparel & Luxury Goods	728,028	—	—
Trading Companies & Distributors	561,445	—	—
Short-Term Investment
Affiliated Mutual Fund	70,130	—	—

Total	$13,530,804	$—	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of February 28, 2025 were as follows:

Insurance	7.9%
Oil, Gas & Consumable Fuels	7.0
Multi-Utilities	6.8
Financial Services	6.0

Hotels, Restaurants & Leisure	5.9%
Textiles, Apparel & Luxury Goods	5.4
Specialized REITs	4.9
Machinery	4.7

See Notes to Financial Statements.

PGIM Jennison Focused Mid-Cap ETF 23

PGIM Jennison Focused Mid-Cap ETF

Schedule of Investments  (unaudited) (continued)

as of February 28, 2025

Industry Classification (continued):

Banks	4.6%
Electrical Equipment	4.5
Software	4.3
Trading Companies & Distributors	4.2
Interactive Media & Services	3.4
Biotechnology	2.9
Real Estate Management & Development	2.9
Semiconductors & Semiconductor Equipment	2.7
Capital Markets	2.6
Consumer Staples Distribution & Retail	2.6
Specialty Retail	2.3
Residential REITs	2.3
Containers & Packaging	2.2
Metals & Mining	2.1

Health Care Providers & Services	2.0%
Marine Transportation	2.0
Ground Transportation	1.4
Health Care Equipment & Supplies	1.0
Electronic Equipment, Instruments & Components	0.9
Affiliated Mutual Fund	0.5

100.0
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

See Notes to Financial Statements.

PGIM Jennison Focused Mid-Cap ETF

Statement of Assets & Liabilities (unaudited)

as of February 28, 2025

Assets

Investments at value:
Unaffiliated investments (cost $11,911,959)	$13,460,674
Affiliated investments (cost $70,130)	70,130
Dividends receivable	545

Total Assets	13,531,349

Liabilities

Management fee payable	3,894

Net Assets	$13,527,455

Net assets were comprised of:
Common stock, at par	$230
Paid-in capital in excess of par	11,947,204
Total distributable earnings (loss)	1,580,021

Net assets, February 28, 2025	$13,527,455

Net asset value, offering price and redemption price per share. ($13,527,455 ÷ 230,000 shares of common stock issued and outstanding)	$58.82

See Notes to Financial Statements.

PGIM Jennison Focused Mid-Cap ETF 25

PGIM Jennison Focused Mid-Cap ETF

Statement of Operations  (unaudited)

Six Months Ended February 28, 2025

Net Investment Income (Loss)

Income
Unaffiliated dividend income (net of $ 436 foreign withholding tax)	$65,623
Affiliated dividend income	5,796

Total income	71,419

Expenses
Management fee	31,709
Less: Fee waiver and/or expense reimbursement	(6,628)

Net expenses	25,081

Net investment income (loss)	46,338

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on:
Investment transactions	(53,513)
In-kind redemptions	512,281

458,768

Net change in unrealized appreciation (depreciation) on investments	293,499

Net gain (loss) on investment transactions	752,267

Net Increase (Decrease) In Net Assets Resulting From Operations	$798,605

See Notes to Financial Statements.

PGIM Jennison Focused Mid-Cap ETF

Statements of Changes in Net Assets  (unaudited)

	Six Months Ended February 28, 2025	December 14, 2023* through August 31, 2024
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$46,338	$68,956
Net realized gain (loss) on investment and in-kind redemptions transactions	458,768	(164,467)
Net change in unrealized appreciation (depreciation) on investments	293,499	1,255,216

Net increase (decrease) in net assets resulting from operations	798,605	1,159,705

Dividends and Distributions
Distributions from distributable earnings	(110,734)	—

Fund share transactions
Net proceeds from shares sold (0 and 200,000 shares, respectively)	—	10,000,223
Shares sold in-kind (70,000 and 70,000 shares, respectively)	4,131,823	3,656,771
Shares redeemed in-kind (50,000 and 60,000 shares, respectively)	(2,966,128)	(3,142,810)

Net increase (decrease) in net assets from Fund share transactions	1,165,695	10,514,184

Total increase (decrease)	1,853,566	11,673,889

Net Assets:

Beginning of period	11,673,889	—

End of period	$13,527,455	$11,673,889

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Jennison Focused Mid-Cap ETF 27

PGIM Jennison Focused Mid-Cap ETF

Financial Highlights  (unaudited)

	Six Months Ended February 28, 2025		December 14, 2023(a) through August 31, 2024
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$55.59		$50.00
Income (loss) from investment operations:
Net investment income (loss)	0.21		0.33
Net realized and unrealized gain (loss) on investment transactions	3.50		5.26
Total from investment operations	3.71		5.59
Less Dividends and Distributions:
Dividends from net investment income	(0.48)		-
Net asset value, end of period	$58.82		$55.59
Total Return(c):	6.68%		11.18%

Ratios/Supplemental Data:
Net assets, end of period (000)	$13,527		$11,674
Average net assets (000)	$13,049		$10,960
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.39	%(e)	0.42	%(f)
Expenses before waivers and/or expense reimbursement	0.49	%(e)	0.49	%(f)
Net investment income (loss)	0.72	%(e)	0.88	%(f)
Portfolio turnover rate(g)	50%		101%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Annualized, with the exception of certain non-recurring expenses.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Focused Value ETF

Schedule of Investments  (unaudited)

as of February 28, 2025

Description	Shares	Value

LONG-TERM INVESTMENTS 98.2%

COMMON STOCKS

Aerospace & Defense 5.9%

Airbus SE (France), ADR	11,676	$506,388
General Electric Co.	2,347	485,782

		992,170

Automobiles 2.7%

General Motors Co.	9,136	448,852

Banks 14.1%

Bank of America Corp.	12,250	564,725
JPMorgan Chase & Co.	2,909	769,867
PNC Financial Services Group, Inc. (The)	2,870	550,810
Truist Financial Corp.	10,533	488,205

		2,373,607

Biotechnology 4.7%

AbbVie, Inc.	3,758	785,535

Building Products 3.1%

Johnson Controls International PLC	6,066	519,613

Capital Markets 6.3%

Blackstone, Inc.	2,680	431,909
Goldman Sachs Group, Inc. (The)	1,022	635,980

		1,067,889

Chemicals 2.5%

Linde PLC	912	425,950

Consumer Staples Distribution & Retail 5.2%

Walmart, Inc.	8,865	874,178

Electric Utilities 1.9%

PG&E Corp.	19,545	319,365

Ground Transportation 3.4%

Union Pacific Corp.	2,335	576,021

See Notes to Financial Statements.

PGIM Jennison Focused Value ETF 29

PGIM Jennison Focused Value ETF

Schedule of Investments  (unaudited) (continued)

as of February 28, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Household Durables 1.7%

Toll Brothers, Inc.	2,658	$296,739

Insurance 6.2%

Chubb Ltd.	1,415	403,954
MetLife, Inc.	7,431	640,404

		1,044,358

Interactive Media & Services 3.7%

Meta Platforms, Inc. (Class A Stock)	934	624,099

Multi-Utilities 5.3%

NiSource, Inc.	21,751	887,658

Oil, Gas & Consumable Fuels 9.2%

Cheniere Energy, Inc.	1,783	407,522
Exxon Mobil Corp.	5,756	640,816
Shell PLC, ADR	7,522	507,434

		1,555,772

Passenger Airlines 2.9%

Delta Air Lines, Inc.	8,141	489,437

Pharmaceuticals 7.9%

AstraZeneca PLC (United Kingdom), ADR	7,323	558,086
Bristol-Myers Squibb Co.	8,199	488,824
Eli Lilly & Co.	311	286,316

		1,333,226

Semiconductors & Semiconductor Equipment 2.2%

Broadcom, Inc.	1,078	214,986
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	897	161,935

		376,921

Software 7.6%

Microsoft Corp.	1,096	435,101

See Notes to Financial Statements.

PGIM Jennison Focused Value ETF

Schedule of Investments  (unaudited) (continued)

as of February 28, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Software (cont’d.)

Oracle Corp.	2,321	$385,425
Salesforce, Inc.	1,534	456,902

		1,277,428

Technology Hardware, Storage & Peripherals 1.7%

Dell Technologies, Inc. (Class C Stock)	2,730	280,535

TOTAL LONG-TERM INVESTMENTS (cost $12,995,574)		16,549,353

SHORT-TERM INVESTMENT 1.6%

AFFILIATED MUTUAL FUND
PGIM Core Government Money Market Fund (7-day effective yield 4.497%) (cost $274,514)(wb)	274,514	274,514

TOTAL INVESTMENTS 99.8% (cost $13,270,088)		16,823,867
Other assets in excess of liabilities 0.2%		29,791

NET ASSETS 100.0%		$16,853,658

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

(wb)	Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Jennison Focused Value ETF 31

PGIM Jennison Focused Value ETF

Schedule of Investments  (unaudited) (continued)

as of February 28, 2025

The following is a summary of the inputs used as of February 28, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$992,170	$—	$—
Automobiles	448,852	—	—
Banks	2,373,607	—	—
Biotechnology	785,535	—	—
Building Products	519,613	—	—
Capital Markets	1,067,889	—	—
Chemicals	425,950	—	—
Consumer Staples Distribution & Retail	874,178	—	—
Electric Utilities	319,365	—	—
Ground Transportation	576,021	—	—
Household Durables	296,739	—	—
Insurance	1,044,358	—	—
Interactive Media & Services	624,099	—	—
Multi-Utilities	887,658	—	—
Oil, Gas & Consumable Fuels	1,555,772	—	—
Passenger Airlines	489,437	—	—
Pharmaceuticals	1,333,226	—	—
Semiconductors & Semiconductor Equipment	376,921	—	—
Software	1,277,428	—	—
Technology Hardware, Storage & Peripherals	280,535	—	—
Short-Term Investment
Affiliated Mutual Fund	274,514	—	—

Total	$16,823,867	$—	$—

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of February 28, 2025 were as follows:

Banks	14.1%
Oil, Gas & Consumable Fuels	9.2
Pharmaceuticals	7.9
Software	7.6
Capital Markets	6.3
Insurance	6.2
Aerospace & Defense	5.9
Multi-Utilities	5.3
Consumer Staples Distribution & Retail	5.2
Biotechnology	4.7

Interactive Media & Services	3.7%
Ground Transportation	3.4
Building Products	3.1
Passenger Airlines	2.9
Automobiles	2.7
Chemicals	2.5
Semiconductors & Semiconductor Equipment	2.2
Electric Utilities	1.9
Household Durables	1.7
Technology Hardware, Storage & Peripherals	1.7

See Notes to Financial Statements.

PGIM Jennison Focused Value ETF

Schedule of Investments  (unaudited) (continued)

as of February 28, 2025

Industry Classification (continued):

Affiliated Mutual Fund	1.6%

99.8
Other assets in excess of liabilities	0.2

100.0%

See Notes to Financial Statements.

PGIM Jennison Focused Value ETF 33

PGIM Jennison Focused Value ETF

Statement of Assets & Liabilities  (unaudited)

as of February 28, 2025

Assets

Investments at value:
Unaffiliated investments (cost $12,995,574)	$16,549,353
Affiliated investments (cost $274,514)	274,514
Dividends receivable	38,068

Total Assets	16,861,935

Liabilities

Management fee payable	8,277

Net Assets	$16,853,658

Net assets were comprised of:
Common stock, at par	$230
Paid-in capital in excess of par	12,930,815
Total distributable earnings (loss)	3,922,613

Net assets, February 28, 2025	$16,853,658

Net asset value, offering price and redemption price per share,
($16,853,658 ÷ 230,000 shares of common stock issued and outstanding)	$73.28

See Notes to Financial Statements.

PGIM Jennison Focused Value ETF

Statement of Operations  (unaudited)

Six Months Ended February 28, 2025

Net Investment Income (Loss)

Income
Unaffiliated dividend income	$148,384
Affiliated dividend income	9,667

Total income	158,051

Expenses
Management fee	57,344
Less: Fee waiver and/or expense reimbursement	(7,254)

Net expenses	50,090

Net investment income (loss)	107,961

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on:
Investment transactions	(46,301)
In-kind redemptions	554,773

508,472

Net change in unrealized appreciation (depreciation) on investments	314,653

Net gain (loss) on investment transactions	823,125

Net Increase (Decrease) In Net Assets Resulting From Operations	$931,086

See Notes to Financial Statements.

PGIM Jennison Focused Value ETF 35

PGIM Jennison Focused Value ETF

Statements of Changes in Net Assets (unaudited)

	Six Months Ended February 28, 2025	Year Ended August 31, 2024
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$107,961	$177,213
Net realized gain (loss) on investment and in-kind redemptions transactions	508,472	840,074
Net change in unrealized appreciation (depreciation) on investments	314,653	2,511,203

Net increase (decrease) in net assets resulting from operations	931,086	3,528,490

Dividends and Distributions
Distributions from distributable earnings	(193,272)	(144,291)

Fund share transactions
Shares sold in-kind (50,000 and 60,000 shares, respectively)	3,631,020	3,753,253
Shares redeemed in-kind (30,000 and 60,000 shares, respectively)	(2,177,482)	(3,763,910)

Net increase (decrease) in net assets from Fund share transactions	1,453,538	(10,657)

Total increase (decrease)	2,191,352	3,373,542

Net Assets:

Beginning of period	14,662,306	11,288,764

End of period	$16,853,658	$14,662,306

See Notes to Financial Statements.

PGIM Jennison Focused Value ETF

Financial Highlights  (unaudited)

	Six Months Ended February 28, 2025		Year Ended August 31, 2024	December 12, 2022(a) through August 31, 2023
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$69.82		$53.76	$50.00
Income (loss) from investment operations:
Net investment income (loss)	0.50		0.84	0.56
Net realized and unrealized gain (loss) on investment transactions	3.88		15.91	3.26
Total from investment operations	4.38		16.75	3.82
Less Dividends and Distributions:
Dividends from net investment income	(0.92)		(0.69)	(0.06)
Net asset value, end of period	$73.28		$69.82	$53.76
Total Return(c):	6.31%		31.43%	7.64%

Ratios/Supplemental Data:
Net assets, end of period (000)	$16,854		$14,662	$11,289
Average net assets (000)	$15,417		$12,721	$10,586
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.66	%(e)	0.71%	0.75	%(e)
Expenses before waivers and/or expense reimbursement	0.75	%(e)	0.75%	0.75	%(e)
Net investment income (loss)	1.41	%(e)	1.39%	1.56	%(e)
Portfolio turnover rate(f)	21%		36%	38%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Focused Value ETF 37

PGIM Jennison International Opportunities ETF

Schedule of Investments (unaudited)

as of February 28, 2025

Description	Shares	Value

LONG-TERM INVESTMENTS 98.7%

COMMON STOCKS 97.3%

Belgium 2.0%

UCB SA	1,470	$276,846

Brazil 6.0%

MercadoLibre, Inc.*	298	632,317
NU Holdings Ltd. (Class A Stock)*	16,841	181,041

		813,358

Canada 3.1%

Shopify, Inc. (Class A Stock)*	3,807	426,384

China 5.2%

BYD Co. Ltd. (Class H Stock)	6,750	322,526
Xiaomi Corp. (Class B Stock), 144A*	58,023	386,842

		709,368

Denmark 3.8%

Novo Nordisk A/S, ADR	3,125	283,281
Pandora A/S	1,334	235,188

		518,469

France 12.2%

EssilorLuxottica SA	1,164	346,425
Hermes International SCA	267	758,074
Safran SA	2,123	550,794

		1,655,293

Germany 10.6%

adidas AG	1,211	309,284
Rheinmetall AG	552	576,340
SAP SE, ADR	2,012	553,300

		1,438,924

Hong Kong 1.5%

Techtronic Industries Co. Ltd.	14,739	205,439

See Notes to Financial Statements.

PGIM Jennison International Opportunities ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

India 2.5%

Varun Beverages Ltd.	26,083	$129,977
Zomato Ltd.*	80,426	204,136

		334,113

Italy 6.9%

Ferrari NV	1,347	625,776
Moncler SpA	4,612	316,335

		942,111

Japan 3.9%

Advantest Corp.	4,181	225,416
Keyence Corp.	750	295,994

		521,410

Netherlands 5.3%

Adyen NV, 144A	147	265,516
Argenx SE, ADR*	440	274,855
ASM International NV	330	175,682

		716,053

New Zealand 2.1%

Xero Ltd.*	2,702	286,244

Spain 4.1%

Industria de Diseno Textil SA	10,308	556,036

Switzerland 6.3%

Cie Financiere Richemont SA (Class A Stock)	1,955	397,301
Galderma Group AG*	1,918	233,529
On Holding AG (Class A Stock)*	4,640	224,947

		855,777

Taiwan 5.6%

Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4,195	757,323

United Kingdom 3.7%

Compass Group PLC	14,247	496,958

See Notes to Financial Statements.

PGIM Jennison International Opportunities ETF 39

PGIM Jennison International Opportunities ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

United States 12.5%

CyberArk Software Ltd.*	1,762	$641,104
Monday.com Ltd.*	979	290,538
Schneider Electric SE	886	215,021
Spotify Technology SA*	911	553,897

		1,700,560

TOTAL COMMON STOCKS (cost $11,291,115)		13,210,666

PREFERRED STOCK 1.4%

Germany
Sartorius AG (PRFC) (cost $189,550)	759	189,672

TOTAL LONG-TERM INVESTMENTS (cost $11,480,665)		13,400,338

SHORT-TERM INVESTMENT 1.3%

AFFILIATED MUTUAL FUND
PGIM Core Government Money Market Fund (7-day effective yield 4.497%) (cost $175,781)(wb)	175,781	175,781

TOTAL INVESTMENTS 100.0% (cost $11,656,446)		13,576,119
Liabilities in excess of other assets (0.0)%		(1,545)

NET ASSETS 100.0%		$13,574,574

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

See Notes to Financial Statements.

PGIM Jennison International Opportunities ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Belgium	$276,846	$—	$—
Brazil	813,358	—	—
Canada	426,384	—	—
China	709,368	—	—
Denmark	518,469	—	—
France	1,655,293	—	—
Germany	1,438,924	—	—
Hong Kong	205,439	—	—
India	334,113	—	—
Italy	942,111	—	—
Japan	521,410	—	—
Netherlands	716,053	—	—
New Zealand	286,244	—	—
Spain	556,036	—	—
Switzerland	855,777	—	—
Taiwan	757,323	—	—
United Kingdom	496,958	—	—
United States	1,700,560	—	—
Preferred Stock
Germany	189,672	—	—
Short-Term Investment
Affiliated Mutual Fund	175,781	—	—

Total	$13,576,119	$—	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of February 28, 2025 were as follows:

Textiles, Apparel & Luxury Goods	16.5%
Software	13.0
Semiconductors & Semiconductor Equipment	8.6
Aerospace & Defense	8.3
Automobiles	7.0
Pharmaceuticals	5.8

Hotels, Restaurants & Leisure	5.2%
Broadline Retail	4.7
Specialty Retail	4.1
Entertainment	4.1
IT Services	3.1
Technology Hardware, Storage & Peripherals	2.8

See Notes to Financial Statements.

PGIM Jennison International Opportunities ETF 41

PGIM Jennison International Opportunities ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Industry Classification (continued):

Health Care Equipment & Supplies	2.5%
Electronic Equipment, Instruments & Components	2.2
Biotechnology	2.0
Financial Services	2.0
Electrical Equipment	1.6
Machinery	1.5
Life Sciences Tools & Services	1.4
Banks	1.3
Affiliated Mutual Fund	1.3

Beverages	1.0%

100.0
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

See Notes to Financial Statements.

PGIM Jennison International Opportunities ETF

Statement of Assets & Liabilities (unaudited)

as of February 28, 2025

Assets

Investments at value:
Unaffiliated investments (cost $11,480,665)	$13,400,338
Affiliated investments (cost $175,781)	175,781
Foreign currency, at value (cost $51)	51
Tax reclaim receivable	5,401
Dividends and interest receivable	509

Total Assets	13,582,080

Liabilities

Management fee payable	7,506

Net Assets	$13,574,574

Net assets were comprised of:
Common stock, at par	$240
Paid-in capital in excess of par	12,225,851
Total distributable earnings (loss)	1,348,483

Net assets, February 28, 2025	$13,574,574

Net asset value, offering price and redemption price per share. ($13,574,574 ÷ 240,000 shares of common stock issued and outstanding)	$56.56

See Notes to Financial Statements.

PGIM Jennison International Opportunities ETF 43

PGIM Jennison International Opportunities ETF

Statement of Operations (unaudited)

Six Months Ended February 28, 2025

Net Investment Income (Loss)

Income
Unaffiliated dividend income (net of $3,825 foreign withholding tax)	$28,550
Affiliated dividend income	9,127

Total income	37,677

Expenses
Management fee	59,049
Less: Fee waiver and/or expense reimbursement	(8,894)

Net expenses	50,155

Net investment income (loss)	(12,478)

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions	(490,704)
In-kind redemptions	261,928
Foreign currency transactions	(934)

(229,710)

Net change in unrealized appreciation (depreciation) on:
Investments	(106,808)
Foreign currencies	(232)

(107,040)

Net gain (loss) on investment and foreign currency transactions	(336,750)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(349,228)

See Notes to Financial Statements.

PGIM Jennison International Opportunities ETF

Statements of Changes in Net Assets (unaudited)

	Six Months Ended February 28, 2025	December 14, 2023* through August 31, 2024

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(12,478)	$30,824
Net realized gain (loss) on investment transactions and foreign currencies	(229,710)	(332,449)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(107,040)	2,026,586

Net increase (decrease) in net assets resulting from operations	(349,228)	1,724,961

Dividends and Distributions
Distributions from distributable earnings	(27,250)	—

Fund share transactions
Net proceeds from shares sold (0 and 200,000 shares, respectively)	—	10,015,000
Shares sold in-kind (30,000 and 30,000 shares, respectively)	1,701,888	1,609,596
Shares redeemed in-kind (20,000 and 0 shares, respectively)	(1,100,393)	—

Net increase (decrease) in net assets from Fund share transactions	601,495	11,624,596

Total increase (decrease)	225,017	13,349,557

Net Assets:

Beginning of period	13,349,557	—

End of period	$13,574,574	$13,349,557

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Jennison International Opportunities ETF 45

PGIM Jennison International Opportunities ETF

Financial Highlights (unaudited)

	Six Months Ended February 28, 2025		December 14, 2023(a) through August 31, 2024
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$58.04		$50.00
Income (loss) from investment operations:
Net investment income (loss)	(0.05)		0.14
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.32)		7.90
Total from investment operations	(1.37)		8.04
Dividends and distributions to shareholders	(0.11)		-
Net asset value, end of period	$56.56		$58.04
Total Return(c):	(2.34)%		16.08%

Ratios/Supplemental Data:

Net assets, end of period (000)	$13,575		$13,350
Average net assets (000)	$13,230		$11,545
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.76	%(e)	0.83	%(e)
Expenses before waivers and/or expense reimbursement	0.90	%(e)	0.90	%(e)
Net investment income (loss)	(0.19	)%(e)	0.37	%(e)
Portfolio turnover rate(f)	51%		36%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Portfolio Ballast ETF

Schedule of Investments (unaudited)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 53.1%

U.S. TREASURY OBLIGATIONS 46.4%
U.S. Treasury Bonds	4.125%	08/15/44	1,500	$1,418,906
U.S. Treasury Bonds	4.250	08/15/54	1,000	961,250
U.S. Treasury Notes	3.625	09/30/31	3,500	3,405,938
U.S. Treasury Notes	3.875	08/15/34	2,000	1,950,625
U.S. Treasury Notes	4.125	10/31/26	5,500	5,509,024
U.S. Treasury Notes	4.125	10/31/29	10,000	10,047,656

TOTAL U.S. TREASURY OBLIGATIONS (cost $23,251,879)				23,293,399

			Shares

UNAFFILIATED EXCHANGE-TRADED FUNDS 6.7%
iShares Core S&P 500 ETF			2,950	1,761,268
Vanguard S&P 500 ETF			2,950	1,611,673

TOTAL UNAFFILIATED EXCHANGE-TRADED FUNDS (cost $3,299,352)				3,372,941

TOTAL LONG-TERM INVESTMENTS (cost $26,551,231)				26,666,340

SHORT-TERM INVESTMENTS 46.5%

AFFILIATED MUTUAL FUND 13.1%
PGIM Core Government Money Market Fund (7-day effective yield 4.497%) (cost $6,579,201)(wb)			6,579,201	6,579,201

	Interest Rate	Maturity Date	Principal Amount (000)#

U.S. TREASURY OBLIGATIONS(n) 9.8%
U.S. Treasury Bills	4.327%	05/08/25	2,000	1,984,523
U.S. Treasury Bills (k)	4.848	07/10/25	3,000	2,955,230

TOTAL U.S. TREASURY OBLIGATIONS (cost $4,932,696)				4,939,753

See Notes to Financial Statements.

PGIM Portfolio Ballast ETF 47

PGIM Portfolio Ballast ETF

Schedule of Investments  (unaudited) (continued)

as of February 28, 2025

Description	Value

OPTIONS PURCHASED*~ 23.6% (cost $8,416,423)	$11,878,711

TOTAL SHORT-TERM INVESTMENTS (cost $19,928,320)	23,397,665

TOTAL INVESTMENTS 99.6% (cost $46,479,551)	50,064,005
Other assets in excess of liabilities(z) 0.4%	204,005

NET ASSETS 100.0%	$50,268,010

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	02/08/29	$500.00	450	45	$8,144,895
SPDR S&P 500 ETF Trust	Call	06/18/29	$545.00	235	24	3,733,816

Total Options Purchased (cost $8,416,423)						$11,878,711

Futures contracts outstanding at February 28, 2025:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Short Position:
16	S&P 500 E-Mini Index	Mar. 2025	$4,770,600	$67,567

See Notes to Financial Statements.

PGIM Portfolio Ballast ETF

Schedule of Investments  (unaudited) (continued)

as of February 28, 2025

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

SG	$—	$482,786

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Long-Term Investments
U.S. Treasury Obligations	$—	$23,293,399	$—
Unaffiliated Exchange-Traded Funds	3,372,941	—	—
Short-Term Investments
Affiliated Mutual Fund	6,579,201	—	—
U.S. Treasury Obligations	—	4,939,753	—
Options Purchased	—	11,878,711	—

Total	$9,952,142	$40,111,863	$—

Other Financial Instruments*
Assets
Futures Contracts	$67,567	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of February 28, 2025 were as follows:

See Notes to Financial Statements.

PGIM Portfolio Ballast ETF 49

PGIM Portfolio Ballast ETF

Schedule of Investments  (unaudited) (continued)

as of February 28, 2025

Industry Classification (continued):

U.S. Treasury Obligations	56.2%
Options Purchased	23.6
Affiliated Mutual Fund	13.1
Unaffiliated Exchange-Traded Funds	6.7

99.6
Other assets in excess of liabilities	0.4

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are equity risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of February 28, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Due from/to broker-variation margin futures	$67,567	*	—	$—
Equity contracts	Unaffiliated investments	11,878,711		—	—

		$11,946,278			$—

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

PGIM Portfolio Ballast ETF

Schedule of Investments  (unaudited) (continued)

as of February 28, 2025

The effects of derivative instruments on the Statement of Operations for the six months ended February 28, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$110,689
Interest rate contracts	(550,150)

Total	$(439,461)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Futures
Equity contracts	$1,716,016	$8,837
Interest rate contracts	—	109,631

Total	$1,716,016	$118,468

(1)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended February 28, 2025, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Options Purchased (1)	$8,416,423
Futures Contracts - Long Positions (2)	9,291,515
Futures Contracts - Short Positions (2)	1,590,200

*	Average volume is based on average quarter end balances for the six months ended February 28, 2025.
(1)	Cost.
(2)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Portfolio Ballast ETF 51

PGIM Portfolio Ballast ETF

Statement of Assets & Liabilities  (unaudited)

as of February 28, 2025

Assets
Investments at value:
Unaffiliated investments (cost $39,900,350)	$43,484,804
Affiliated investments (cost $6,579,201)	6,579,201
Dividends and interest receivable	289,207

Total Assets	50,353,212

Liabilities
Due to broker—variation margin futures	69,600
Management fee payable	15,602

Total Liabilities	85,202

Net Assets	$50,268,010

Net assets were comprised of:
Common stock, at par	$1,760
Paid-in capital in excess of par	46,508,877
Total distributable earnings (loss)	3,757,373

Net assets, February 28, 2025	$50,268,010

Net asset value, offering price and redemption price per share, ($50,268,010 ÷ 1,760,000 shares of common stock issued and outstanding)	$28.56

See Notes to Financial Statements.

PGIM Portfolio Ballast ETF

Statement of Operations  (unaudited)

Six Months Ended February 28, 2025

Net Investment Income (Loss)

Income
Interest income	$642,773
Affiliated dividend income	128,289
Unaffiliated dividend income	11,424

Total income	782,486

Expenses
Management fee	107,830
Less: Fee waiver and/or expense reimbursement	(6,937)

Net expenses	100,893

Net investment income (loss)	681,593

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on:
Investment transactions	10,071
Futures transactions	(439,461)

(429,390)

Net change in unrealized appreciation (depreciation) on:
Investments	1,792,289
Futures	118,468

1,910,757

Net gain (loss) on investment transactions	1,481,367

Net Increase (Decrease) In Net Assets Resulting From Operations	$2,162,960

See Notes to Financial Statements.

PGIM Portfolio Ballast ETF 53

PGIM Portfolio Ballast ETF

Statements of Changes in Net Assets (unaudited)

	Six Months Ended February 28, 2025	Year Ended August 31, 2024
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$681,593	$1,146,658
Net realized gain (loss) on investment transactions	(429,390)	3,900,952
Net change in unrealized appreciation (depreciation) on investments	1,910,757	34,853

Net increase (decrease) in net assets resulting from operations	2,162,960	5,082,463

Dividends and Distributions
Distributions from distributable earnings	(3,139,009)	(2,117,128)

Fund share transactions
Net proceeds from shares sold (160,000 and 580,000 shares, respectively)	4,623,641	16,446,772
Cost of shares purchased (0 and 40,000 shares, respectively)	—	(1,107,614)

Net increase (decrease) in net assets from Fund share transactions	4,623,641	15,339,158

Total increase (decrease)	3,647,592	18,304,493

Net Assets:
Beginning of period	46,620,418	28,315,925

End of period	$50,268,010	$46,620,418

See Notes to Financial Statements.

PGIM Portfolio Ballast ETF

Financial Highlights  (unaudited)

	Six Months Ended February 28, 2025		Year Ended August 31, 2024	December 12, 2022(a) through August 31, 2023
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$29.14		$26.71	$25.00
Income (loss) from investment operations:
Net investment income (loss)	0.42		1.00	0.61
Net realized and unrealized gain (loss) on investment transactions	0.94		3.47	1.14
Total from investment operations	1.36		4.47	1.75
Less Dividends and Distributions:
Dividends from net investment income	(1.94)		(0.90)	(0.04)
Distributions from net realized gains	-		(1.14)	-
Total dividends and distributions	(1.94)		(2.04)	(0.04)
Net asset value, end of period	$28.56		$29.14	$26.71
Total Return(c):	4.69%		17.67%	7.02%

Ratios/Supplemental Data:
Net assets, end of period (000)	$50,268		$46,620	$28,316
Average net assets (000)	$48,317		$31,298	$26,311
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.42	%(e)	0.43%	0.45	%(e)
Expenses before waivers and/or expense reimbursement	0.45	%(e)	0.45%	0.45	%(e)
Net investment income (loss)	2.84	%(e)	3.66%	3.36	%(e)
Portfolio turnover rate(f)	12%		127%	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Portfolio Ballast ETF 55

Notes to Financial Statements (unaudited)

1.	Organization

PGIM ETF Trust (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements relate only to the following series of the RIC: PGIM Jennison Better Future ETF, PGIM Jennison Focused Growth ETF, PGIM Jennison Focused Mid-Cap ETF, PGIM Jennison Focused Value ETF, PGIM Jennison International Opportunities ETF and PGIM Portfolio Ballast ETF (each a “Fund” and collectively, the “Funds”). PGIM Jennison Focused Value ETF and PGIM Jennison Focused Mid-Cap ETF are diversified funds for purposes of the 1940 Act, and PGIM Jennison Better Future ETF, PGIM Jennison Focused Growth ETF, PGIM Jennison International Opportunities ETF and PGIM Portfolio Ballast ETF are non-diversified funds for purposes of the 1940 Act. Each Fund operates as an exchange-traded fund.

The Funds have the following investment objectives:

Fund	Investment Objective(s)
PGIM Jennison Better Future ETF (“Jennison Better Future”)	Long-term growth of capital.
PGIM Jennison Focused Growth ETF (“Jennison Focused Growth”)	Long-term growth of capital.
PGIM Jennison Focused Mid-Cap ETF (“Jennison Focused Mid-Cap”)	Long-term growth of capital.
PGIM Jennison Focused Value ETF (“Jennison Focused Value”)	Long-term growth of capital.
PGIM Jennison International Opportunities ETF (“Jennison International Opportunities”)	Long-term growth of capital.
PGIM Portfolio Ballast ETF (“Portfolio Ballast”)	Seek to provide long-term capital growth with reduced volatility compared to the equity market.

2.	Accounting Policies

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Funds consistently follow such policies in the preparation of their financial statements.

During the reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 exclusively impacted financial statement disclosures only and did not affect the Funds’ financial position or performance. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance. PGIM Investments LLC (“PGIM

Investments” or the “Manager”) acts as each Fund’s chief operating decision maker (“CODM”). The CODM has determined that each Fund has a single operating segment as the CODM monitors the operating results of each Fund as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of their respective prospectus, based on a defined investment strategy which is executed by the Funds’ subadviser.

The CODM allocates resources and assesses performance based on the operating results of each Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

Securities Valuation: The Funds hold securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Funds’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Funds’ valuation policies and procedures for security valuation and designated PGIM Investments as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Funds investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Funds’ foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Notes to Financial Statements (unaudited) (continued)

Various inputs determine how the Funds’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Funds utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Funds utilize the market approach when quoted prices in broker-dealer markets are available but also include consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Options: Certain Funds purchased and/or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Funds may also use options to gain additional market exposure. The Funds’ principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment

Notes to Financial Statements (unaudited) (continued)

transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Fund, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Fund writes an option on a swap, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Funds each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

Certain Funds invested in financial futures contracts in order to gain exposure to equities and fixed income. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Funds since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Master Netting Arrangements: The RIC, on behalf of each Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of each Fund. A master netting arrangement between each Fund and the counterparty permits each Fund to offset amounts payable by each Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by each Fund to cover each Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Funds become aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts.

Taxes: It is each Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency

Net Investment Income	Annually

Short-Term Capital Gains	Annually

Long-Term Capital Gains	Annually

*	Under certain circumstances, each Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial

Notes to Financial Statements (unaudited) (continued)

statements. Actual results could differ from those estimates.

3.	Agreements

Pursuant to management agreements with the RIC on behalf of the Funds (the Management Agreements), PGIM Investments manages each Fund’s investment operations and administers its business affairs. PGIM Investments is also responsible for supervising each Fund’s subadviser. The Manager has engaged the firms referenced in the below table as subadvisers for their respective Funds. The Manager pays for the services of the subadviser.

Fund	Subadviser(s)

Jennison Better Future	Jennison Associates LLC (“Jennison”) (a wholly-owned subsidiary of PGIM, Inc.)

Jennison Focused Growth	Jennison

Jennison Focused Mid-Cap	Jennison

Jennison Focused Value	Jennison

Jennison International Opportunities	Jennison

Portfolio Ballast	PGIM Quantitative Solutions LLC (“PGIM Quantitative Solutions”)(a wholly-owned subsidiary of PGIM, Inc.)

Pursuant to the Management Agreement relating to each Fund, there is a unitary fee structure for each fund whereby PGIM Investments is responsible for substantially all expenses of each Fund, except taxes, brokerage expenses, interest expenses, distribution fees or expenses, expenses incident to shareholder meetings and extraordinary expenses. Each Fund may also pay for any costs or expenses of investing in other funds. For more information on the unitary management fee structure please refer to each Fund Statement of Additional Information.

The unitary fee paid to the Manager is accrued daily and payable monthly, at an annual rate of each Fund’s average daily net assets specified below. The Manager has voluntarily agreed to reduce a portion of the Funds’ respective unitary management fees through December 31, 2024, which are disclosed on the Statement of Operations. Any such management fee reduction will not be subject to recoupment by the Manager.

Fund	Unitary Fee Rate

Jennison Better Future	0.59%

Jennison Focused Growth	0.75%

Jennison Focused Mid-Cap	0.49%

Jennison Focused Value	0.75%

Jennison International Opportunities	0.90%

Portfolio Ballast	0.45%

Prudential Investment Management Services LLC (“PIMS” or the “Distributor”), acts as the distributor of each Fund, pursuant to the terms of a distribution agreement (“Distribution Agreement”) between the RIC and the Distributor. Shares are continuously offered for sale by the Distributor only. Although the Distributor does not receive any fees under the Distribution Agreement, the Manager or its affiliates may pay the Distributor for certain distribution related services.

PGIM Investments, PIMS, Jennison, and PGIM Quantitative Solutions are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

The Funds may invest their overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income”.

The Funds may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended February 28, 2025, no Rule 17a-7 transactions were entered into by the Funds.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments, in-kind transactions and U.S. Government securities) for the reporting period ended February 28, 2025, were as follows:

Fund	Cost of Purchases	Proceeds from Sales

Jennison Better Future	$11,163,540	$12,923,184

Jennison Focused Growth	21,661,243	22,806,722

Jennison Focused Mid-Cap	6,560,550	6,328,488

Jennison Focused Value	3,046,352	3,265,336

Jennison International Opportunities	6,604,370	6,565,696

Portfolio Ballast	3,299,352	—

The aggregate cost of purchases and proceeds from sales of in-kind transactions for the

Notes to Financial Statements  (unaudited) (continued)

reporting period ended February 28, 2025, were as follows:

Fund	Cost of Purchases	Proceeds from Sales

Jennison Better Future	$6,484,278	$2,451,699

Jennison Focused Growth	25,429,588	6,367,023

Jennison Focused Mid-Cap	4,034,376	2,854,756

Jennison Focused Value	3,528,341	1,749,008

Jennison International Opportunities	1,463,221	894,613

Portfolio Ballast	—	—

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended February 28, 2025, is presented as follows:

Jennison Better Future

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 4.497%)(1)(wb)
$159,358	$4,051,984	$1,896,483	$—	$—	$2,314,859	2,314,859	$12,900

Jennison Focused Growth

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 4.497%)(1)(wb)
$818,889	$6,159,442	$5,522,314	$—	$—	$1,456,017	1,456,017	$32,824

Jennison Focused Mid-Cap

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 4.497%)(1)(wb)
$376,818	$449,835	$756,523	$—	$—	$70,130	70,130	$5,796

Jennison Focused Value

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 4.497%)(1)(wb)
$471,884	$444,315	$641,685	$—	$—	$274,514	274,514	$9,667

Jennison International Opportunities

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 4.497%)(1)(wb)
$222,940	$1,595,549	$1,642,708	$—	$—	$175,781	175,781	$9,127

Portfolio Ballast

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 4.497%)(1)(wb)
$3,069,452	$30,837,395	$27,327,646	$—	$—	$6,579,201	6,579,201	$128,289

(1)	The Fund did not have any capital gain distributions during the reporting period.
(wb)	Represents an investment in a Fund affiliated with the Manager.

6.	Tax Information

The United States federal income tax basis of the investments and the net unrealized appreciation (depreciation) as of February 28, 2025 were as follows:

Fund	Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation

Jennison Better Future	$18,761,409	$1,629,268	$(288,894)	$1,340,374

Jennison Focused Growth	88,985,891	32,075,912	(1,488,245)	30,587,667

Jennison Focused Mid-Cap	11,995,265	1,991,927	(456,388)	1,535,539

Jennison Focused Value	13,295,643	3,654,219	(125,995)	3,528,224

Notes to Financial Statements  (unaudited) (continued)

Fund	Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation

Jennison International Opportunities	$11,662,757	$2,090,739	$(177,377)	$1,913,362

Portfolio Ballast	46,479,551	3,657,943	(5,922)	3,652,021

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the following Funds had an approximated capital loss carryforward as of August 31, 2024 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Fund	Capital Loss Carryforward	Capital Loss Carryforward Utilized
Jennison Better Future	$220,000	$—
Jennison Focused Growth	1,670,000	—
Jennison Focused Mid-Cap	419,000	—
Jennison Focused Value	168,000	—
Jennison International Opportunities	320,000	—
Portfolio Ballast	—	—

The Fund indicated below elected to treat the below approximated losses as having been incurred in the following fiscal year (August 31, 2025).

Fund	Qualified Late-Year Losses	Post-October Capital Losses
Jennison Better Future	$ —	$—
Jennison Focused Growth	125,000	—
Jennison Focused Mid-Cap	—	—
Jennison Focused Value	—	—
Jennison International Opportunities	—	—
Portfolio Ballast	—	—

The Manager has analyzed the Funds’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Funds’ U.S. federal and state tax returns for each of the three fiscal years up to the most recent fiscal year ended August 31, 2024 are subject to such review.

7.	Capital and Ownership

Each Fund is an exchange-traded fund, commonly known as an “ETF”. Individual shares of the Funds may only be purchased and sold in secondary market transactions through brokers or other financial intermediaries. Shares of the Funds are listed for trading on the NYSE Arca, Inc. except for the Jennison Better Future, Jennison Focused Mid-Cap and Portfolio Ballast which list their shares on the Cboe BZX Exchange, Inc. (together with NYSE Arca, Inc., the “Exchanges”), and because the shares of the Funds trade at market prices rather than NAV, shares of the Funds may trade at a price greater than NAV (a premium) or less than NAV (a discount). Each Fund will issue and redeem its shares at NAV only in aggregations of a specified number of shares called a “Creation Unit”. An Authorized Participant is a member or participant of a clearing agency registered with the SEC, which has a written agreement with the Funds or one of their service providers that allows the Authorized Participant to place orders for the purchase and redemption of Creation Units.

A creation transaction, which is subject to acceptance by the Distributor and each Fund, generally takes place when an Authorized Participant deposits into each Fund a designated portfolio of securities, assets or other positions (a “creation basket”), and an amount of cash (including any cash representing the value of substituted securities, assets or other positions), if any, which together approximate the holdings of each Fund in exchange for a specified number of Creation Units. Similarly, shares can be redeemed only in Creation Units, generally for a designated portfolio of securities, assets or other propositions (the “redemption basket”) held by each Fund and an amount of cash (including any portion of such securities for which cash may be substituted). The Funds may, in certain circumstances, offer Creation Units partially or solely for cash. Except when aggregated in Creation Units, shares are not redeemable by the Funds. Creation and redemption baskets may differ and the Funds may accept “custom baskets”. A Creation Unit consists of 10,000 shares of each Fund except for the Portfolio Ballast, which consists of 20,000 shares.

Authorized Participants may be required to pay a fixed creation transaction fee and/or a fixed redemption transaction fee, as applicable, for each transaction in a Creation Unit regardless of the number of Creation Units created or redeemed on that day. These fees, if charged, are paid to the Custodian to offset costs associated with processing creation and redemption transactions. Authorized Participants transacting in creation units for cash may pay an additional variable fee to compensate the Funds for transaction costs and market impact expenses relating to purchases or sales of portfolio securities. Such variable fees, if any, are included in “Net proceeds from shares sold” and/or “Cost of shares purchased”, as applicable, in the Statements of Changes in Net Assets.

The RIC is authorized to issue an unlimited number of shares of beneficial interest, $0.001 par value per share.

As of February 28, 2025, Prudential, through its affiliated entities, including affiliated funds

Notes to Financial Statements  (unaudited) (continued)

(if applicable), owned shares of each Fund as follows:

Fund	Number of Shares	Percentage of Outstanding Shares

Jennison Better Future	125,000	36.8%

Jennison Focused Growth	185,007	13.1

Jennison Focused Mid-Cap	200,000	87.0

Jennison Focused Value	198,000	86.1

Jennison International Opportunities	151,000	62.9

Portfolio Ballast	997,500	56.7

At the reporting period end, the number of shareholders holding greater than 5% of the Funds are as follows:

Fund	Number of Shareholders	Percentage of Outstanding Shares

Affiliated:

Jennison Better Future	1	36.8%

Jennison Focused Growth	1	14.6

Jennison Focused Mid-Cap	1	87.0

Jennison Focused Value	1	86.1

Jennison International Opportunities	1	62.9

Portfolio Ballast	1	56.7

Unaffiliated:

Jennison Better Future	4	58.1

Jennison Focused Growth	2	78.6

Jennison Focused Mid-Cap	1	11.7

Jennison Focused Value	1	9.3

Jennison International Opportunities	1	33.7

Portfolio Ballast	2	38.6

The Funds may make payment for Fund shares redeemed and contributed wholly or in part by distributing portfolio securities to shareholders. For the reporting period ended February 28, 2025, the Funds had subscriptions in-kind and/or redemptions in-kind, excluding Portfolio Ballast, with total proceeds in the amounts presented on the Statements of Changes in Net Assets.

8.	Borrowings

The RIC, on behalf of the Funds, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA*	Prior SCA**
Term of Commitment	9/27/2024 – 9/25/2025	9/29/2023 – 9/26/2024
Total Commitment	$1,200,000,000	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

*	The Current SCA only includes Portfolio Ballast.
**	The Prior SCA did not include Jennison Better Future, Jennison Focused Mid-Cap and Jennison International Opportunities.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Funds did not utilize the SCA during the reporting period ended February 28, 2025.

9.	Risks of Investing in the Funds

Each Fund’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the risks applicable to any given Fund, please refer to the Prospectus and Statement of Additional Information of that Fund.

Risks	Jennison Better Future	Jennison Focused Growth	Jennison Focused Mid-Cap	Jennison Focused Value	Jennison International Opportunities	Portfolio Ballast

Active Trading	–	–	X	–	–	X

Authorized Participant Concentration	X	X	X	X	X	X

Blend Style	–	–	X	–	–	–

Cash Transactions	X	X	X	X	X	–

Country	X	–	–	–	X	–

Currency	X	–	–	–	X	–

Convertible Securities	–	X	–	–	–	–

Debt Obligations	–	–	–	–	–	X

Derivatives	–	–	–	–	–	X

Economic and Market Events	X	X	X	X	X	X

Emerging Markets	X	–	–	–	X	–

Notes to Financial Statements  (unaudited) (continued)

Risks	Jennison Better Future	Jennison Focused Growth	Jennison Focused Mid-Cap	Jennison Focused Value	Jennison International Opportunities	Portfolio Ballast

Equity and Equity-Related Securities	X	X	X	X	X	X

ETF Shares Trading	X	X	X	X	X	X

Foreign Securities	X	X	X	X	X	–

Futures and Forward Contracts	–	–	–	–	–	X

Geographic Concentration	X	–	–	–	X	–

Growth Style	X	X	–	–	X	–

Initial Public Offerings	–	X	X	–	–	–

Investment in China	–	–	–	–	X	–

Investment Program	–	–	–	–	–	X

Large Capitalization Company	–	X	–	X	–	–

Large Shareholder and Large Scale Redemption	X	X	X	X	X	X

Liquidity	–	–	–	–	X	–

Management	X	X	X	X	X	X

Market Capitalization	X	–	–	–	X	–

Market Disruption and Geopolitical	X	X	X	X	X	X

Market	X	X	X	X	X	X

Medium Capitalization (Mid-Cap) Company	–	–	X	–	–	–

Methodology	X	–	–	–	–	–

Model Design	–	–	–	–	–	X

Model Implementation	–	–	–	–	–	X

New/Small Fund	X	X	X	X	X	X

Non-Diversified Investment Company	X	X	–	–	X	X

Preferred Securities	–	X	–	–	–	–

Real Estate Investment Trust	X	–	–	–	–	–

Sector Exposure	X	X	X	X	X	–

Value Style	–	–	–	X	–	–

Active Trading Risk: The Fund actively and frequently trades its portfolio securities. High portfolio turnover results in higher transaction costs, which can affect the Fund’s performance and have adverse tax consequences. In addition, high portfolio turnover may also mean that a proportionately greater amount of distributions to shareholders will be taxed as ordinary income rather than long-term capital gains compared to investment companies with lower portfolio turnover.

Authorized Participant Concentration Risk: Only an Authorized Participant (as defined in “How to Buy and Sell Shares of the Fund” in the Fund’s Prospectus) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as Authorized Participants and none of these Authorized Participants is or will be obligated to engage in creation or redemption transactions. To the extent that these Authorized Participants exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized

Participant creates or redeems, shares of the Fund may trade at a substantial discount or premium to net asset value (“NAV”), may trade at larger spreads, and possibly face trading halts and/or delisting.

Blend Style Risk: The Fund’s blend investment style may subject the Fund to risks of both value and growth investing. The portion of the Fund’s portfolio that makes investments pursuant to a growth strategy may be subject to above-average fluctuations as a result of seeking higher than average capital growth. The portion of the Fund’s portfolio that makes investments pursuant to a value strategy may be subject to the risk that the market may not recognize a security’s intrinsic value for long periods of time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. If the Fund’s assessment of market conditions or a company’s value is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Therefore, both styles may over time go in and out of favor with the markets. At times when a style is out of favor, that portion of the portfolio may lag the other portion of the portfolio, which may cause the Fund to underperform the market in general, its benchmark and other mutual funds. Growth and value stocks have historically produced similar long-term results, though each category has periods when it outperforms the other.

Cash Transactions Risk: Unlike ETFs that engage almost exclusively in creations and redemptions in exchange for a basket of portfolio securities (an “in-kind” transaction), the Fund may effect creations and redemptions in cash or partially in cash. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind.

Investments in shares of the Fund may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.

Country Risk: Changes in the business environment may adversely affect operating profits or the value of assets in a specific country. For example, financial factors such as currency controls, devaluation or regulatory changes or stability factors such as mass riots, civil war and other potential events may contribute to companies’ operational risks.

Currency Risk: The Fund’s net asset value could decline as a result of changes in exchange rates, which could adversely affect the Fund’s investments in currencies, or in securities that trade in, and receive revenues related to, currencies. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Convertible Securities Risk: The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not

Notes to Financial Statements (unaudited) (continued)

be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock.

Debt Obligations Risk: Debt obligations are fixed income investments that are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.

Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will.

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

ETF Shares Trading Risk: Fund shares are listed for trading on an exchange (the “Exchange”) and the shares are bought and sold in the secondary market at market prices. The market prices of the shares of the Fund are expected to fluctuate in response to changes in the Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for shares of the Fund. During periods of stressed market conditions, the market for the shares of the Fund may become less liquid in response to deteriorating liquidity in the markets for the Fund’s portfolio investments.

Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares of the Fund (including through a trading halt), as well as other factors, may result in the Fund’s shares trading on the Exchange significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Fund’s holdings.

Cost of Buying or Selling Shares. When you buy or sell shares of the Fund through a broker, you will likely incur a brokerage commission or other charges imposed by brokers. In addition, the market price of shares of the Fund, like the price of any

Notes to Financial Statements (unaudited) (continued)

exchange-traded security, includes a “bid-ask spread” charged by the market makers or other participants that trade the particular security. The spread of the Fund’s shares varies over time based on the Fund’s trading volume, the spread of the Fund’s underlying securities, and market liquidity and may increase if the Fund’s trading volume or market liquidity decreases, or if the spread on the Fund’s underlying securities increases.

No Guarantee of Active Trading Market Risk. While shares of the Fund are listed on the Exchange, there can be no assurance that active trading markets for the shares will develop or be maintained by market makers or by Authorized Participants. The distributor of the Fund’s shares does not maintain a secondary market in the shares. Further, secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods in times of market stress because market makers and Authorized Participants may step away from making a market in the shares and in executing creation and redemption orders, which could cause a material deviation in the Fund’s market price from its net asset value.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Futures and Forward Contracts Risk: The primary risks associated with the use of futures or forward contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures or forward contract; (b) possible lack of a liquid secondary market for a futures or forward contract and the resulting inability to close a futures or forward contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the failure to predict correctly the direction of securities or commodities prices, interest rates, currency exchange rates and other economic factors; and (e) the possibility that the counterparty to the futures or forward contract will default in the performance of its obligations. Additionally, not all forward contracts require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty.

Geographic Concentration Risk: The Fund’s performance may be closely tied to the market, economic, political, regulatory or other conditions in the countries or regions in which the Fund invests. This can result in more pronounced risks based upon conditions that impact one or more countries or regions more or less than other countries or regions.

Growth Style Risk: The Fund’s growth style may subject the Fund to above-average fluctuations as a result of seeking higher than average capital growth. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Since the Fund follows a growth investment style, there is the risk that the growth investment style may be out of favor for a period of time. At times when the style is out of favor, the Fund may underperform the market in general, its benchmark and other ETFs.

Initial Public Offerings Risk: The volume of IPOs and the levels at which the newly issued stocks trade in the secondary market are affected by the performance of the stock market overall. If IPOs are brought to the market, availability may be limited and if the Fund desires to acquire shares in such an offering, it may not be able to buy any shares at the offering price, or if it is able to buy shares, it may not be able to buy as many shares at the offering price as it would like. The prices of securities involved in IPOs are often subject to greater and more unpredictable price changes than more established stocks. Such unpredictability can have a dramatic impact on the Fund’s performance (higher or lower) and any assumptions by investors based on the affected performance may be unwarranted. In addition, as Fund assets grow, the impact of IPO investments on performance will decline, which could reduce total returns.

Investments in China Risk: Investments in China subject the Fund to risks specific to China and may make it more volatile than other funds. Over the last few decades, the Chinese government has undertaken reform of economic and market practices and has expanded the sphere of private ownership of property in China. However, Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries, including military conflicts in response to such events, may also disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation.

Notes to Financial Statements (unaudited) (continued)

China has experienced security concerns, such as terrorism and strained international relations. Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and the Fund’s investments. Export growth continues to be a major driver of China’s rapid economic growth. Reduction in spending on Chinese products and services, institution of additional tariffs or other trade barriers, including as a result of heightened trade tensions between China and the U.S., or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy or the Fund. For example, a series of executive orders issued in recent years prohibit the Fund from investing in certain companies and/or certain sectors.” The restrictions in these executive orders may force the subadviser to sell certain positions and may restrict the Fund from future investments the subadviser deems otherwise attractive.

Chinese companies, including Chinese companies that are listed on U.S. exchanges, are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in more developed countries, and as a result, information about the Chinese securities in which the Fund invests may be less reliable or complete. There may be significant obstacles to obtaining information necessary for investigations into or litigation against Chinese companies and shareholders may have limited legal remedies.

Investment Program Risk: In pursuing its investment program, the Fund seeks to reduce volatility over a full market cycle, including by limiting Fund losses relative to the broader market. The subadviser may not be successful in limiting volatility and there is a risk that the Fund will experience losses consistent with, or greater than, the equity market during a market downturn. In addition, the Fund’s strategy of using options to capture market upside will limit the returns of the Fund during periods in which the market is rising, particularly during periods of rapid appreciation, and the Fund may not experience investment gains comparable to the broader market. The Fund may not be able to enter into, or close out, options transactions at times or in quantities the subadviser believes necessary to accomplish the Fund’s investment strategy. Because the Fund’s strategy to limit volatility involves buying and selling options on one or more broad market indexes or financial instruments that seek to replicate or approximate the return of such an index, the Fund will incur additional costs in the form of options premiums that an investor would not incur investing directly in the securities of an index or in a fund that tracks the index directly, which costs will reduce the Fund’s returns. In addition, the Fund will forgo the opportunity to benefit fully from potential increases in value if the value of the instrument underlying an option rises above its strike price. Moreover, if the strike price of a purchased option is higher than the value of the underlying instrument at expiration, the option will expire worthless and the Fund will lose the premium paid for the option without a corresponding benefit.

Large Capitalization Company Risk: Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund’s value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Capitalization Risk: The Fund may invest in companies of any market capitalization. Generally, the stock prices of small- and mid-cap companies are less stable than the prices of large-cap stocks and may present greater risks. Large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform compared to investments that focus on smaller capitalized companies.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war),

Notes to Financial Statements (unaudited) (continued)

geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Medium Capitalization (Mid-Cap) Company Risk: The Fund’s investments in mid-cap companies carry more risk than investments in larger capitalized companies. Investments in mid-cap companies carry additional risks because earnings of these companies tend to be less predictable; they often have limited product lines, markets, distribution channels or financial resources; and the management of such companies may be dependent on one or a few key people. The market movements of these companies’ securities may be more abrupt or erratic than the market movements of securities of larger, more established companies or the stock market in general. Historically, mid-cap companies have sometimes gone through extended periods when they did not perform as well as larger companies. Mid-cap companies generally are comparatively less liquid than larger companies, which may make such investments more difficult to sell at the time and price that the Fund would like. Also, the stocks of mid-cap companies may fall out of favor relative to those of small- or large-capitalization companies, causing the Fund to underperform other equity funds that focus on small- or large-capitalization companies.

Methodology Risk: Because the subadviser utilizes exclusionary tools in its methodology, this may result in the Fund forgoing opportunities to make certain investments when it might otherwise be advantageous to do so, or sell investments based on its methodology criteria when it might be otherwise disadvantageous for it to do so. Due to the exclusionary tools, the subadviser may be less inclined or unable to invest in issuers that provide positive financial returns. There is no guarantee that the subadviser’s exclusionary tools will enhance the quality of asset allocation or portfolio construction. In evaluating an issuer, the subadviser is dependent upon information and data, including from third party data providers, that may be incomplete, inaccurate, or unavailable, or that may present conflicting information and data with respect to an issuer, which in each case could cause the subadviser to incorrectly assess an issuer’s business practices. The subadviser’s analysis is also based on a company’s disclosures or forward-looking statements of intent that are not necessarily fact-based or objectively measurable.

Model Design Risk: The subadviser uses certain quantitative models to help guide its investment decisions. The design of the underlying models may be flawed or incomplete. The investment models the subadviser uses are based on historical and theoretical underpinnings that it believes are sound. There can be no guarantee, however, that these underpinnings will correlate with security price behavior in the manner assumed by the subadviser’s models. Additionally, the quantitative techniques that underlie the subadviser’s portfolio construction processes may fail to fully anticipate important risks.

Model Implementation Risk: While the subadviser strives to mitigate the likelihood of material implementation errors, it is impossible to completely eliminate the risk of error in the implementation of the computer models that guide the subadviser’s quantitative investment processes. Additionally, it may be difficult to implement model recommendations in volatile and rapidly changing market conditions.

New/Small Fund Risk: The Fund recently commenced operations and has a limited operating history. As a new and relatively small fund, the Fund’s performance may not represent how the Fund is expected to or may perform in the long term if and when it becomes larger and has fully implemented its investment strategies. Investment positions may have a disproportionate impact (negative or positive) on performance in new and smaller funds. New and smaller funds may also require a period of time before they are invested in securities that meet their investment objectives and policies and achieve a representative portfolio composition. Since the Fund is new, an active secondary market for the shares of the Fund may not develop or may not continue once developed. Shareholders holding large blocks of shares of the Fund, including the Manager and its affiliates, may hold their shares for long periods of time, which may lead to reduced trading volumes, wider trading spreads and impede the development or maintenance of an active secondary trading market for Fund shares. These large shareholders may also loan or sell all or a portion of their Fund shares, which may result in increasing concentration of Fund shares in a small number of holders, and the potential for large redemptions, decreases in Fund assets and increased expenses for remaining shareholders.

Non-Diversified Investment Company Risk: The Fund is non-diversified for purposes of the 1940 Act. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a

Notes to Financial Statements (unaudited) (continued)

non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

Preferred Securities Risk: Preferred securities can experience sharp declines in value over short or extended periods of time, regardless of the success or failure of a company’s operations. A redemption by the issuer may negatively impact the return of the stock held by the Fund. Preferred security holders’ liquidation rights are subordinate to the company’s debt holders and creditors. If interest rates rise, the fixed dividend on preferred securities may be less attractive and the price of preferred securities may decline. Preferred securities usually do not require the issuer to pay dividends and may permit the issuer to defer dividend payments. Deferred dividend payments could have adverse tax consequences for the Fund and may cause the preferred securities to lose substantial value. Preferred securities also may have substantially lower trading volumes and less market depth than many other securities, such as common stock or U.S. Government securities.

Real Estate Investment Trust (“REIT”) Risk: Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs may be more volatile and/or more illiquid than other types of equity securities. REITs (especially mortgage REITs) are subject to interest rate risks. REITs may incur significant amounts of leverage. The Fund will indirectly bear a portion of the expenses, including management fees, paid by each REIT in which it invests, in addition to the expenses of the Fund.

REITs must also meet certain requirements under the Internal Revenue Code of 1986, as amended (the “Code”) to avoid entity level tax and be eligible to pass-through certain tax attributes of their income to shareholders. REITs are consequently subject to the risk of failing to meet these requirements for favorable tax treatment and of failing to maintain their exemptions from registration under the Investment Company Act of 1940. REITs are subject to the risks of changes in the Code affecting their tax status.

Sector Exposure Risk: At times, the Fund may have a significant portion of its assets invested in the same economic sector. Issuers in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Value Style Risk: Since the Fund follows a value investment style, there is the risk that the value style may be out of favor for long periods of time, that the market will not recognize a security’s intrinsic value for a long time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. In addition, the Fund’s value investment style may go out of favor with investors, negatively affecting the Fund’s performance. If the Fund’s assessment of market conditions or a company’s value is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds.

10.	Subsequent Event

Each Fund’s management evaluated subsequent events through the date of issuance of the financial statements. There have been no subsequent events that occurred during such period that would require disclosure in, or would be required to be recognized in, the financial statements as of February 28, 2025.

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies -None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies - Included within the Statement of Operations of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract. - None.

PGIM ETF TRUST

PGIM AAA CLO ETF

PGIM Active Aggregate Bond ETF

PGIM Active High Yield Bond ETF

PGIM Floating Rate Income ETF

PGIM Municipal Income Opportunities ETF

PGIM Short Duration High Yield ETF

PGIM Short Duration Multi-Sector Bond ETF

PGIM Total Return Bond ETF

PGIM Ultra Short Bond ETF

PGIM Ultra Short Municipal Bond ETF

FINANCIAL STATEMENTS AND OTHER INFORMATION

FEBRUARY 28, 2025

Table of Contents	Financial Statements and Other Information	February 28, 2025

Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Glossary

The following abbreviations are used in the Funds’ descriptions:

BRL—Brazilian Real

CLP—Chilean Peso

CNH—Chinese Renminbi

COP—Colombian Peso

CZK—Czech Koruna

EUR—Euro

GBP—British Pound

HUF—Hungarian Forint

IDR—Indonesian Rupiah

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

PEN—Peruvian Nuevo Sol

PHP—Philippine Peso

PLN—Polish Zloty

SGD—Singapore Dollar

THB—Thai Baht

TRY—Turkish Lira

TWD—New Taiwanese Dollar

USD—US Dollar

ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

A—Annual payment frequency for swaps

AMT—Alternative Minimum Tax

BABs—Build America Bonds

BANS—Bond Anticipation Notes

BARC—Barclays Bank PLC

BNP—BNP Paribas S.A.

BNYM—Bank of New York Mellon

BOA—Bank of America, N.A.

CABS—Capital Appreciation Bonds

CDD—Community Development District

CDX—Credit Derivative Index

CGM—Citigroup Global Markets, Inc.

CITI—Citibank, N.A.

1

Glossary (continued)

CLO—Collateralized Loan Obligation

CME—Chicago Mercantile Exchange

CPI—Consumer Price Index

CVR—Contingent Value Rights

DAC—Designated Activity Company

DB—Deutsche Bank AG

EMTN—Euro Medium Term Note

ETF—Exchange-Traded Fund

EURIBOR—Euro Interbank Offered Rate

FHLMC—Federal Home Loan Mortgage Corporation

FRDD—Floating Rate Daily Demand Note

GMTN—Global Medium Term Note

GO—General Obligation

GSI—Goldman Sachs International

HSBC—HSBC Bank PLC

iBoxx—Bond Market Indices

IDB—Industrial Development Bond

IO—Interest Only (Principal amount represents notional)

JPM—JPMorgan Chase Bank N.A.

JPS—J.P. Morgan Securities LLC

LP—Limited Partnership

M—Monthly payment frequency for swaps

MSI—Morgan Stanley & Co International PLC

MTN—Medium Term Note

MUNIPSA—Municipal Swap Weekly Yield Index

N/A—Not Applicable

NAB—National Australia Bank Ltd.

OTC—Over-the-counter

PCR—Pollution Control Revenue

PIK—Payment-in-Kind

Q—Quarterly payment frequency for swaps

REITs—Real Estate Investment Trust

REMIC—Real Estate Mortgage Investment Conduit

S—Semiannual payment frequency for swaps

SOFR—Secured Overnight Financing Rate

SONIA—Sterling Overnight Index Average

SSB—State Street Bank & Trust Company

STRIPs—Separate Trading of Registered Interest and Principal of Securities

T—Swap payment upon termination

2

TBA—To Be Announced

TD—The Toronto-Dominion Bank

UMBS—Uniform Mortgage-Backed Securities

USOIS—United States Overnight Index Swap

3

PGIM AAA CLO ETF

Schedule of Investments (unaudited)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 99.6%

ASSET-BACKED SECURITIES

Collateralized Loan Obligations

AGL CLO Ltd. (Cayman Islands),
Series 2020-05A, Class A1RR, 144A, 3 Month SOFR + 0.938% (Cap N/A, Floor 0.938%)	5.232%(c)	07/20/34	18,250	$18,268,557
Series 2021-14A, Class A, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	5.705(c)	12/02/34	500	501,262
Series 2022-22A, Class A1R, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)	5.483(c)	01/20/37	15,000	15,055,041
Series 2024-30RA, Class A1, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)	5.823(c)	04/21/37	20,000	20,093,382
Series 2024-32A, Class A1, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.673(c)	07/21/37	12,000	12,057,784
Series 2024-33A, Class A1, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.643(c)	07/21/37	5,570	5,598,424
AGL CLO Ltd. (United Kingdom),
Series 2022-20A, Class A1R, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.663(c)	10/20/37	5,000	5,026,263
AGL Core CLO Ltd. (Cayman Islands),
Series 2021-15A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	5.705(c)	01/20/35	537	538,441
Series 2025-38A, Class A1, 144A, 3 Month SOFR + 1.240% (Cap N/A, Floor 1.240%)	5.557(c)	01/20/38	49,500	49,498,337
AIMCO CLO Ltd. (Cayman Islands),
Series 2021-16A, Class AR, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.703(c)	07/17/37	5,185	5,210,282
AIMCO CLO Ltd. (United Kingdom),
Series 2022-18A, Class A1LR, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)	5.653(c)	07/20/37	15,000	15,092,205
Allegany Park CLO Ltd. (Cayman Islands),
Series 2019-01A, Class AR, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	5.590(c)	01/20/35	1,750	1,750,148
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2015-07A, Class AR3, 144A, 3 Month SOFR + 1.560% (Cap N/A, Floor 1.560%)	5.860(c)	04/28/37	7,345	7,375,351
Series 2021-17A, Class A1R, 144A, 3 Month SOFR + 1.230% (Cap N/A, Floor 1.230%)	5.552(c)	02/28/38	25,000	25,000,000
Series 2022-24A, Class A1R, 144A, 3 Month SOFR + 1.430% (Cap N/A, Floor 1.430%)	5.732(c)	07/15/37	25,000	25,055,982
Series 2024-30A, Class A1, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	5.615(c)	01/20/37	10,000	10,000,552

See Notes to Financial Statements.

4

PGIM AAA CLO ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Apidos CLO (Cayman Islands),
Series 2013-12A, Class ARR, 144A, 3 Month SOFR + 1.080% (Cap N/A, Floor 1.080%)	5.382%(c)	04/15/31	368	$368,449
Series 2018-18A, Class A1R2, 144A, 3 Month SOFR + 1.330% (Cap N/A, Floor 1.330%)	5.696(c)	01/22/38	8,450	8,493,128
Apidos CLO Ltd. (United Kingdom),
Series 2023-44A, Class A1R, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)	5.660(c)	10/26/37	15,000	15,078,484
Ares CLO Ltd. (Cayman Islands),
Series 2017-43A, Class A1R2, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.652(c)	01/15/38	22,000	22,118,087
Series 2021-60A, Class A, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	5.675(c)	07/18/34	460	460,767
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2019-14A, Class AR, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)	5.715(c)	07/20/32	405	405,189
Series 2019-15A, Class A1R, 144A, 3 Month SOFR + 1.220% (Cap N/A, Floor 1.220%)	5.510(c)	10/23/32	925	928,030
Series 2019-15A, Class A2R, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	6.040(c)	10/23/32	2,000	2,008,094
Series 2021-17A, Class AR, 144A, 3 Month SOFR + 1.060% (Cap N/A, Floor 1.060%)	5.377(c)	10/20/34	30,000	30,142,278
Series 2021-18A, Class A1, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)	5.735(c)	01/18/35	7,900	7,911,852
Series 2024-24A, Class A1, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.713(c)	01/20/38	10,000	10,068,204
Atlas Senior Loan Fund Ltd. (United Kingdom),
Series 2024-23A, Class A1, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)	5.823(c)	07/20/37	5,000	5,017,493
Atlas Static Senior Loan Fund Ltd. (Cayman Islands),
Series 2022-01A, Class AR, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	6.052(c)	07/15/30	709	710,019
Bain Capital Credit CLO (Cayman Islands),
Series 2019-01A, Class AR2, 144A, 3 Month SOFR + 1.230% (Cap N/A, Floor 1.230%)	5.523(c)	04/19/34	5,000	5,005,261
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2021-04A, Class A1R, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)	5.493(c)	10/20/34	5,500	5,505,211
Series 2021-06A, Class A1R, 144A, 3 Month SOFR + 1.090% (Cap N/A, Floor 1.090%)	5.383(c)	10/21/34	11,900	11,909,802

See Notes to Financial Statements.

PGIM Fixed Income ETFs 5

PGIM AAA CLO ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Bain Capital Credit CLO Ltd. (Cayman Islands), (cont’d.)
Series 2022-01A, Class A1, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)	5.613%(c)	04/18/35	7,000	$7,009,219
Series 2022-04A, Class A1R, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.688(c)	10/16/37	5,000	5,009,955
Series 2024-03A, Class A1, 144A, 3 Month SOFR + 1.480% (Cap N/A, Floor 1.480%)	5.788(c)	07/16/37	6,400	6,420,164
Bain Capital Credit CLO Ltd. (United Kingdom),
Series 2024-02A, Class A1, 144A, 3 Month SOFR + 1.520% (Cap N/A, Floor 1.520%)	5.822(c)	07/15/37	30,000	30,113,253
Balboa Bay Loan Funding Ltd. (Cayman Islands),
Series 2020-01A, Class A1RR, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 1.290%)	5.583(c)	10/20/35	6,670	6,671,226
Series 2021-02A, Class A1, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	5.725(c)	01/20/35	5,570	5,580,474
Series 2022-01A, Class A, 144A, 3 Month SOFR + 1.430% (Cap N/A, Floor 1.430%)	5.720(c)	04/20/34	3,700	3,700,999
Series 2024-02A, Class A1, 144A, 3 Month SOFR + 1.330% (Cap N/A, Floor 1.330%)	5.646(c)	01/20/38	11,000	11,012,995
Ballyrock CLO Ltd. (Cayman Islands),
Series 2020-14A, Class A1AR, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.673(c)	07/20/37	8,500	8,550,911
Barings CLO Ltd. (Cayman Islands),
Series 2021-02A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	5.714(c)	07/15/34	15,000	15,036,765
Barrow Hanley CLO Ltd. (Cayman Islands),
Series 2023-01A, Class A1R, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)	5.636(c)	01/20/38	44,000	44,105,134
Series 2023-02A, Class A1, 144A, 3 Month SOFR + 2.050% (Cap N/A, Floor 2.050%)	6.343(c)	10/20/35	1,000	1,008,719
Series 2024-03A, Class A1, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)	5.913(c)	04/20/37	1,000	1,003,965
Battalion CLO Ltd. (Cayman Islands),
Series 2016-10A, Class A1R2, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	5.728(c)	01/25/35	4,955	4,960,026
Series 2017-11A, Class AR, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	5.708(c)	04/24/34	2,750	2,752,166
Series 2019-14A, Class AR, 144A, 3 Month SOFR + 1.452% (Cap N/A, Floor 1.190%)	5.745(c)	01/20/35	2,500	2,504,608

See Notes to Financial Statements.

6

PGIM AAA CLO ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Battalion CLO Ltd. (Cayman Islands), (cont’d.)
Series 2019-16A, Class A1R2, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.840%(c)	01/20/38	10,000	$10,065,265
Series 2021-17A, Class A1R, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	5.593(c)	03/09/34	2,000	2,003,609
Series 2021-21A, Class A, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)	5.744(c)	07/15/34	570	571,140
Series 2022-23A, Class A1R, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.722(c)	10/15/37	6,500	6,539,114
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2015-06BR, Class A, 144A, 3 Month SOFR + 1.452% (Cap N/A, Floor 1.190%)	5.745(c)	07/20/34	1,000	1,000,000
Series 2021-23A, Class A1, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)	5.642(c)	04/25/34	2,500	2,503,743
Series 2024-37A, Class A, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.698(c)	01/25/38	18,500	18,619,982
BlueMountain CLO Ltd. (Cayman Islands),
Series 2019-24A, Class AR, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	5.655(c)	04/20/34	1,250	1,250,009
Series 2020-30A, Class AR, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.672(c)	04/15/35	600	600,548
Series 2021-32A, Class AR, 144A, 3 Month SOFR + 1.100% (Cap N/A, Floor 1.100%)	5.392(c)	10/15/34	30,000	30,028,221
Broad River BSL Funding CLO Ltd. (Cayman Islands),
Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	5.725(c)	07/20/34	6,250	6,250,000
Canyon Capital CLO Ltd. (Cayman Islands),
Series 2016-01A, Class AR, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 0.000%)	5.634(c)	07/15/31	2,239	2,241,236
Series 2019-01A, Class ARR, 144A, 3 Month SOFR + 1.430% (Cap N/A, Floor 1.430%)	5.732(c)	07/15/37	5,000	5,011,605
Series 2022-01A, Class A, 144A, 3 Month SOFR + 1.330% (Cap N/A, Floor 1.330%)	5.638(c)	04/15/35	5,000	5,008,987
Capital Four US CLO Ltd. (Cayman Islands),
Series 2021-01A, Class A, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)	5.765(c)	01/18/35	2,753	2,757,317
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month SOFR + 1.232% (Cap N/A, Floor 0.970%)	5.534(c)	04/17/31	75	75,482

See Notes to Financial Statements.

PGIM Fixed Income ETFs 7

PGIM AAA CLO ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), (cont’d.)
Series 2014-03RA, Class A1A, 144A, 3 Month SOFR + 1.312% (Cap N/A, Floor 0.000%)	5.612%(c)	07/27/31	72	$71,598
Series 2015-04A, Class A1RR, 144A, 3 Month SOFR + 1.220% (Cap N/A, Floor 1.220%)	5.513(c)	07/20/32	7,554	7,562,179
Series 2015-05A, Class A1R3, 144A, 3 Month SOFR + 1.100% (Cap N/A, Floor 1.100%)	5.393(c)	01/20/32	2,553	2,559,036
Carlyle US CLO Ltd. (Cayman Islands),
Series 2017-03A, Class A1R2, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.693(c)	10/21/37	2,000	2,011,299
Series 2019-01A, Class A1AR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)	5.635(c)	04/20/31	198	198,444
Series 2021-06A, Class A1R, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 1.290%)	5.581(c)	01/15/38	8,000	8,048,800
Series 2022-03A, Class AR, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)	5.843(c)	04/20/37	3,500	3,515,786
CarVal CLO Ltd. (Cayman Islands),
Series 2019-01A, Class AR2, 144A, 3 Month SOFR + 1.020% (Cap N/A, Floor 1.020%)	5.313(c)	04/20/32	19,659	19,659,439
Series 2024-03A, Class A1, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)	5.961(c)	10/20/37	29,410	29,586,507
CarVal CLO Ltd. (United Kingdom),
Series 2023-01A, Class A1R, 144A, 3 Month SOFR + 1.440% (Cap N/A, Floor 1.440%)	5.733(c)	07/20/37	9,000	9,044,524
Cathedral Lake Ltd. (Cayman Islands),
Series 2021-07RA, Class AR, 144A, 3 Month SOFR + 1.180% (Cap N/A, Floor 1.180%)	5.482(c)	01/15/32	584	584,893
CBAM Ltd. (Cayman Islands),
Series 2018-08A, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)	5.852(c)	07/15/37	2,250	2,261,152
Series 2020-12A, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)	5.735(c)	07/20/34	3,500	3,505,973
CIFC Falcon Ltd. (Cayman Islands),
Series 2019-FAL, Class A, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)	5.555(c)	01/20/33	800	802,656
CIFC Funding Ltd. (Cayman Islands),
Series 2013-03RA, Class A1, 144A, 3 Month SOFR + 1.242% (Cap N/A, Floor 0.980%)	5.538(c)	04/24/31	526	526,661
Series 2015-01A, Class ARR, 144A, 3 Month SOFR + 1.372% (Cap N/A, Floor 1.110%)	5.662(c)	01/22/31	972	974,143

See Notes to Financial Statements.

8

PGIM AAA CLO ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

CIFC Funding Ltd. (Cayman Islands), (cont’d.)
Series 2015-04A, Class A1A2, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.332%)	5.625%(c)	04/20/34	5,930	$5,938,848
Series 2018-02A, Class A1R, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.663(c)	10/20/37	5,000	5,026,541
Series 2019-05A, Class A1R1, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.140%)	5.704(c)	01/15/35	1,800	1,804,891
Series 2020-04A, Class A1R, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	5.725(c)	01/15/40	26,000	26,116,982
Series 2022-05A, Class A1R, 144A, 3 Month SOFR + 1.520% (Cap N/A, Floor 1.520%)	5.828(c)	01/16/37	1,000	1,003,041
Series 2023-03A, Class A, 144A, 3 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)	5.893(c)	01/20/37	1,100	1,103,358
CIFC Funding Ltd.,
Series 2017-05A, Class AR, 144A, 3 Month SOFR + 1.410% (Cap N/A, Floor 1.410%)	5.713(c)	07/17/37	7,000	7,031,194
Clover CLO LLC,
Series 2018-01A, Class A1RR, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)	5.823(c)	04/20/37	3,000	3,009,854
Columbia Cent CLO Ltd. (Cayman Islands),
Series 2020-30A, Class A1R, 144A, 3 Month SOFR + 1.280% (Cap N/A, Floor 1.280%)	5.573(c)	01/20/34	5,000	5,011,461
Series 2022-32A, Class A1R, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)	5.747(c)	07/24/34	4,880	4,885,844
Series 2024-33A, Class A1, 144A, 3 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)	5.893(c)	04/20/37	10,590	10,638,944
Series 2024-33A, Class AJ, 144A, 3 Month SOFR + 1.830% (Cap N/A, Floor 1.830%)	6.123(c)	04/20/37	3,000	3,027,625
Series 2024-34A, Class A1, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.839(c)	01/25/38	10,000	10,061,495
CQS US CLO Ltd. (Cayman Islands),
Series 2021-01A, Class AR, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)	5.493(c)	01/20/35	18,000	18,040,340
Series 2023-03A, Class A1, 144A, 3 Month SOFR + 1.890% (Cap N/A, Floor 1.890%)	6.190(c)	01/25/37	2,500	2,505,681
Crown City CLO (Cayman Islands),
Series 2020-01A, Class A1AR, 144A, 3 Month SOFR + 1.452% (Cap N/A, Floor 1.190%)	5.745(c)	07/20/34	250	250,625
Series 2021-01A, Class A1A, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	5.725(c)	07/20/34	3,000	3,005,338

See Notes to Financial Statements.

PGIM Fixed Income ETFs 9

PGIM AAA CLO ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Crown City CLO (Cayman Islands), (cont’d.)
Series 2022-04A, Class A1R, 144A, 3 Month SOFR + 1.610% (Cap N/A, Floor 1.610%)	5.903%(c)	04/20/37	1,500	$1,506,900
Series 2024-06A, Class A1, 144A, 3 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)	5.802(c)	07/15/37	1,000	1,004,920
Danby Park CLO Ltd. (United Kingdom),
Series 2022-01A, Class AR, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)	5.653(c)	10/21/37	10,210	10,258,578
Diameter Capital CLO Ltd. (Cayman Islands),
Series 2024-07A, Class A1A, 144A, 3 Month SOFR + 1.480% (Cap N/A, Floor 1.480%)	5.773(c)	07/20/37	5,000	5,037,871
Elevation CLO Ltd. (Cayman Islands),
Series 2016-05A, Class A1RR, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.683(c)	01/25/38	1,000	1,006,211
Series 2020-11A, Class A1R, 144A, 3 Month SOFR + 1.470% (Cap N/A, Floor 1.470%)	5.772(c)	10/15/37	4,000	4,024,462
Series 2021-13A, Class A1R, 144A, 3 Month SOFR + 1.060% (Cap N/A, Floor 1.060%)	5.377(c)	07/15/34	30,000	29,999,694
Series 2021-14A, Class A1, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)	5.755(c)	10/20/34	1,950	1,950,000
Series 2021-14A, Class A1R, 144A	— (p)	01/20/38	30,000	29,994,750
Elmwood CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1RR, 144A, 3 Month SOFR + 1.520% (Cap N/A, Floor 1.520%)	5.813(c)	04/20/37	8,800	8,861,492
Series 2019-02A, Class A1RR, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.643(c)	10/20/37	10,000	10,049,771
Series 2019-03A, Class A1RR, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.673(c)	07/18/37	8,000	8,031,534
Series 2020-04A, Class A1RR, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)	5.915(c)	10/17/37	5,000	5,022,995
Series 2021-03A, Class A1R, 144A, 3 Month SOFR + 1.270% (Cap N/A, Floor 1.270%)	5.563(c)	04/20/34	12,000	12,011,526
Series 2021-05A, Class AR, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)	5.662(c)	10/15/37	10,325	10,377,078
Series 2022-07A, Class AR, 144A, 3 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)	5.803(c)	01/17/37	20,000	20,060,916
Series 2023-03A, Class AR, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)	5.768(c)	01/17/38	7,000	7,034,491
Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)	5.833(c)	04/17/37	3,500	3,513,941

See Notes to Financial Statements.

10

PGIM AAA CLO ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Elmwood CLO Ltd. (Cayman Islands), (cont’d.)
Series 2024-05A, Class AR1, 144A, 3 Month SOFR + 1.520% (Cap N/A, Floor 1.520%)	5.813%(c)	04/20/37	4,215	$4,231,758
Series 2024-06A, Class A, 144A, 3 Month SOFR + 1.430% (Cap N/A, Floor 1.430%)	5.733(c)	07/17/37	6,160	6,190,243
Series 2025-02A, Class A1, 144A	— (p)	04/17/38	22,350	22,350,000
Elmwood CLO Ltd.,
Series 2020-03A, Class ARR, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.673(c)	07/18/37	9,500	9,540,708
Empower CLO Ltd. (Cayman Islands),
Series 2022-01A, Class A1R, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)	5.683(c)	10/20/37	21,000	21,125,964
Galaxy CLO Ltd. (Cayman Islands),
Series 2018-25A, Class A1R, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.720(c)	04/25/36	3,600	3,601,800
Gallatin CLO Ltd. (Bermuda),
Series 2023-01A, Class A1, 144A, 3 Month SOFR + 2.100% (Cap N/A, Floor 2.100%)	6.387(c)	10/14/35	1,000	1,008,702
Series 2023-01A, Class AJ, 144A, 3 Month SOFR + 2.550% (Cap N/A, Floor 2.550%)	6.837(c)	10/14/35	1,000	1,003,447
Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.480% (Cap N/A, Floor 1.480%)	6.063(c)	10/20/37	7,000	7,026,070
Generate CLO Ltd. (Cayman Islands),
Series 02A, Class AR2, 144A, 3 Month SOFR + 1.410% (Cap N/A, Floor 1.410%)	5.700(c)	10/22/37	20,900	21,028,098
Series 04A, Class ARR, 144A, 3 Month SOFR + 1.430% (Cap N/A, Floor 1.430%)	5.723(c)	07/20/37	8,000	8,039,460
Series 07A, Class A1R, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)	5.910(c)	04/22/37	2,685	2,697,359
Series 07A, Class A2R, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)	6.290(c)	04/22/37	1,500	1,513,399
Series 08A, Class A1R2, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.673(c)	01/20/38	9,200	9,259,616
Series 2024-15A, Class A, 144A, 3 Month SOFR + 1.570% (Cap N/A, Floor 1.570%)	5.863(c)	07/20/37	3,000	3,026,542
Goldentree Loan Management US CLO Ltd. (Cayman Islands),
Series 2021-09A, Class AR, 144A, 3 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)	5.793(c)	04/20/37	20,000	20,134,626

See Notes to Financial Statements.

PGIM Fixed Income ETFs 11

PGIM AAA CLO ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Golub Capital Partners CLO Ltd. (United Kingdom),
Series 2023-66A, Class A, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)	6.250%(c)	04/25/36	5,120	$5,125,146
Series 2024-76A, Class A1, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	6.112(c)	10/25/37	4,750	4,777,786
Golub Capital Partners CLO Ltd.,
Series 2022-62A, Class AR, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.672(c)	10/15/37	34,981	35,181,658
Greywolf CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)	5.592(c)	04/26/31	399	399,409
Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.440% (Cap N/A, Floor 1.440%)	5.733(c)	10/20/31	506	507,178
Hayfin US Ltd. (Cayman Islands),
Series 2020-12A, Class A1R, 144A	— (p)	01/20/38	29,710	29,704,801
Series 2024-15A, Class A1, 144A, 3 Month SOFR + 1.640% (Cap N/A, Floor 1.640%)	5.940(c)	04/28/37	2,250	2,259,214
Highbridge Loan Management Ltd. (Cayman Islands),
Series 5A-2015, Class A1R3, 144A, 3 Month SOFR + 1.060% (Cap N/A, Floor 1.060%)	5.362(c)	10/15/30	2,804	2,805,184
HPS Loan Management Ltd. (Cayman Islands),
Series 10A-16, Class A1R3, 144A, 3 Month SOFR + 1.120% (Cap N/A, Floor 1.120%)	5.413(c)	04/20/34	10,000	10,016,359
Series 2021-16A, Class A1, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.140%)	5.692(c)	01/23/35	3,790	3,799,964
ICG Rhinebeck CLO Ltd. (Cayman Islands),
Series 2021-04A, Class A1, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)	5.772(c)	10/26/34	500	501,514
ICG US CLO Ltd. (Cayman Islands),
Series 2021-01A, Class A1R, 144A, 3 Month SOFR + 1.270% (Cap N/A, Floor 1.270%)	5.573(c)	04/17/34	2,624	2,626,586
Series 2024-R1A, Class A, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.974(c)	01/25/38	7,500	7,550,684
Jamestown CLO Ltd. (Cayman Islands),
Series 2019-14A, Class A1RR, 144A, 3 Month SOFR + 1.040% (Cap N/A, Floor 1.040%)	5.356(c)	10/20/34	25,000	24,999,330
Series 2020-15A, Class A1R, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.672(c)	07/15/35	8,000	8,004,938

See Notes to Financial Statements.

12

PGIM AAA CLO ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Katayma CLO Ltd. (United Kingdom),
Series 2023-01A, Class A1, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)	6.293%(c)	10/20/36	4,000	$4,011,045
KKR CLO Ltd. (Cayman Islands),
Series 17, Class AR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)	5.644(c)	04/15/34	4,200	4,207,343
Series 18, Class AR, 144A, 3 Month SOFR + 1.202% (Cap N/A, Floor 0.940%)	5.495(c)	07/18/30	708	709,095
Series 2024-47A, Class A, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.697(c)	01/15/38	3,500	3,506,167
Series 2024-54A, Class A, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)	5.641(c)	01/15/38	5,000	5,005,116
Series 49A, Class AR, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.673(c)	10/20/37	7,500	7,542,092
LCM Ltd. (Cayman Islands),
Series 31A, Class AR, 144A, 3 Month SOFR + 1.280% (Cap N/A, Floor 1.280%)	5.573(c)	07/20/34	7,350	7,350,096
Series 32A, Class A1, 144A, 3 Month SOFR + 1.372% (Cap N/A, Floor 1.110%)	5.665(c)	07/20/34	1,850	1,850,004
Series 39A, Class A1R, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)	5.642(c)	10/15/34	10,000	10,006,334
Series 40A, Class A1R, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.672(c)	01/15/38	29,000	29,158,708
Series 42A, Class A1, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.794(c)	01/15/38	15,000	15,090,025
Madison Park Funding Ltd. (Cayman Islands),
Series 2015-19A, Class AR3, 144A, 3 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)	5.890(c)	01/22/37	24,090	24,164,257
Series 2016-22A, Class AR2, 144A, 3 Month SOFR + 1.310% (Cap N/A, Floor 1.310%)	5.593(c)	01/15/38	15,000	15,093,772
Series 2019-33A, Class AR, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 1.290%)	5.592(c)	10/15/32	3,565	3,565,000
Series 2019-34A, Class A1R, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.678(c)	10/16/37	13,000	13,022,892
Series 2019-37A, Class AR2, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)	5.832(c)	04/15/37	9,695	9,740,409
Series 2020-45A, Class ARR, 144A, 3 Month SOFR + 1.080% (Cap N/A, Floor 1.080%)	5.382(c)	07/15/34	10,000	10,002,699
Series 2021-38A, Class A, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.382%)	5.684(c)	07/17/34	500	501,100

See Notes to Financial Statements.

PGIM Fixed Income ETFs 13

PGIM AAA CLO ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Madison Park Funding Ltd. (Cayman Islands), (cont’d.)
Series 2021-48A, Class A, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.412%)	5.705%(c)	04/19/33	2,377	$2,382,640
Series 2021-59A, Class A1R, 144A, 3 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)	5.793(c)	04/18/37	1,500	1,511,826
Series 2022-57A, Class A1R, 144A, 3 Month SOFR + 1.280% (Cap N/A, Floor 1.280%)	5.580(c)	07/27/34	5,480	5,480,200
Series 2022-60A, Class A1R, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.670(c)	10/25/37	25,000	25,162,195
Magnetite Ltd. (Cayman Islands),
Series 2016-17A, Class AR2, 144A, 3 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)	5.793(c)	04/20/37	1,300	1,306,406
Marathon CLO Ltd. (Cayman Islands),
Series 2020-15A, Class A1B, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)	5.773(c)	08/15/37	10,000	10,053,240
Marble Point CLO Ltd. (Cayman Islands),
Series 2020-02A, Class A1R, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)	5.774(c)	10/15/34	4,750	4,750,000
Series 2021-02A, Class A, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)	5.762(c)	07/25/34	2,500	2,504,625
Series 2021-03A, Class A1, 144A, 3 Month SOFR + 1.502% (Cap N/A, Floor 1.240%)	5.804(c)	10/17/34	9,450	9,450,000
Menlo CLO Ltd. (Cayman Islands),
Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.750(c)	01/20/38	35,000	35,276,948
MidOcean Credit CLO (Cayman Islands),
Series 2016-06A, Class ARRR, 144A, 3 Month SOFR + 1.230% (Cap N/A, Floor 1.230%)	5.523(c)	04/20/33	12,562	12,578,949
Series 2018-09A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	5.705(c)	07/20/31	1,328	1,329,368
Series 2019-10A, Class A1RR, 144A, 3 Month SOFR + 1.310% (Cap N/A, Floor 1.310%)	5.600(c)	10/23/34	4,000	4,007,581
MidOcean Credit CLO Ltd. (United Kingdom),
Series 2023-12A, Class A1R, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)	5.633(c)	04/18/36	2,000	2,002,634
Mountain View CLO LLC (Cayman Islands),
Series 2017-02A, Class AR, 144A, 3 Month SOFR + 1.302% (Cap N/A, Floor 0.000%)	5.609(c)	01/16/31	623	623,759

See Notes to Financial Statements.

14

PGIM AAA CLO ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Mountain View CLO Ltd. (Cayman Islands),
Series 2022-01A, Class A1R, 144A, 3 Month SOFR + 1.460% (Cap N/A, Floor 1.460%)	5.762%(c)	04/15/34	13,945	$13,984,046
MP CLO Ltd. (Cayman Islands),
Series 2015-02A, Class ARR, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)	5.761(c)	04/28/34	3,715	3,721,678
Nassau Ltd. (United Kingdom),
Series 2022-01A, Class A1R, 144A, 3 Month SOFR + 1.170% (Cap N/A, Floor 1.170%)	5.472(c)	01/15/31	503	503,418
Neuberger Berman CLO Ltd. (Cayman Islands),
Series 2017-16SA, Class AR, 144A, 3 Month SOFR + 1.302% (Cap N/A, Floor 1.040%)	5.604(c)	04/15/34	5,000	5,000,526
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands),
Series 2017-24A, Class AR2, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)	5.650(c)	10/19/38	10,000	10,049,507
Series 2019-33A, Class AR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)	5.649(c)	10/16/33	998	1,003,632
Neuberger Berman Loan Advisers CLO Ltd. (United Kingdom),
Series 2022-51A, Class AR, 144A, 3 Month SOFR + 1.280% (Cap N/A, Floor 1.280%)	5.570(c)	10/23/36	5,790	5,802,589
Northwoods Capital Ltd. (Cayman Islands),
Series 2017-15A, Class A1RR, 144A, 3 Month SOFR + 1.050% (Cap N/A, Floor 1.050%)	5.368(c)	06/20/34	21,270	21,266,320
Series 2018-11BA, Class A1R, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)	5.743(c)	07/19/37	3,900	3,919,778
Series 2018-12BA, Class AR, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)	5.549(c)	06/15/31	12,076	12,101,691
Series 2018-14BA, Class AR, 144A, 3 Month SOFR + 1.250% (Cap N/A, Floor 1.250%)	5.565(c)	11/13/31	16,427	16,437,755
Series 2020-22A, Class A2RR, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)	6.359(c)	09/16/31	1,500	1,516,402
Oak Hill Credit Partners Ltd. (Cayman Islands),
Series 2014-10RA, Class AR2, 144A	— (p)	04/20/38	6,350	6,350,000
Series 2014-10RA, Class XR2, 144A	— (p)	04/20/38	1,000	1,000,000
Oaktree CLO Ltd. (Cayman Islands),
Series 2022-03A, Class A1R, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.682(c)	10/15/37	14,000	14,070,813

See Notes to Financial Statements.

PGIM Fixed Income ETFs 15

PGIM AAA CLO ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Oaktree CLO Ltd. (Cayman Islands), (cont’d.)
Series 2024-25A, Class A, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)	5.843%(c)	04/20/37	16,810	$16,895,427
Ocean Trails CLO,
Series 2020-10A, Class AR2, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	5.602(c)	10/15/34	2,900	2,907,118
Ocean Trails CLO Ltd. (United Kingdom),
Series 2022-12A, Class A1R, 144A, 3 Month SOFR + 1.330% (Cap N/A, Floor 1.330%)	5.623(c)	07/20/35	8,170	8,174,641
Series 2024-15A, Class A, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	6.002(c)	01/15/37	3,000	3,010,753
Ocean Trails CLO Ltd. (Cayman Islands),
Series 2024-16A, Class A1, 144A, 3 Month SOFR + 1.410% (Cap N/A, Floor 1.410%)	5.971(c)	01/20/38	10,000	10,070,239
OCP CLO Ltd. (Cayman Islands),
Series 2020-08RA, Class AR, 144A, 3 Month SOFR + 1.250% (Cap N/A, Floor 1.250%)	5.553(c)	10/17/36	14,469	14,504,910
Octagon Investment Partners 49 Ltd. (Cayman Islands),
Series 2020-05A, Class AR, 144A, 3 Month SOFR + 1.520% (Cap N/A, Floor 1.520%)	5.822(c)	04/15/37	2,505	2,514,718
OFSI BSL CLO Ltd. (Cayman Islands),
Series 2024-14A, Class A, 144A, 3 Month SOFR + 1.460% (Cap N/A, Floor 1.460%)	5.753(c)	07/20/37	14,900	14,973,304
OFSI BSL Ltd. (Cayman Islands),
Series 2023-12A, Class A1R, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)	5.645(c)	01/20/35	30,000	30,169,902
OHA Credit Funding Ltd. (Cayman Islands),
Series 2019-03A, Class AR2, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)	5.613(c)	01/20/38	9,570	9,619,352
Series 2020-05A, Class AR, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.643(c)	10/18/37	16,600	16,691,300
Series 2020-07A, Class AR, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	5.590(c)	02/24/37	1,465	1,467,888
OZLM Ltd. (Cayman Islands),
Series 2014-06A, Class A1T, 144A, 3 Month SOFR + 1.130% (Cap N/A, Floor 0.868%)	5.433(c)	04/17/31	1,215	1,215,368
Series 2016-15A, Class A1RR, 144A, 3 Month SOFR + 1.220% (Cap N/A, Floor 1.220%)	5.513(c)	04/20/33	5,000	5,004,756
Series 2017-19A, Class A1RR, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.652(c)	01/15/35	10,550	10,557,160

See Notes to Financial Statements.

16

PGIM AAA CLO ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Palmer Square CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1A5, 144A, 3 Month SOFR + 1.050% (Cap N/A, Floor 1.050%)	5.380%(c)	05/21/34	10,000	$10,012,176
Series 2022-03A, Class A1R, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.643(c)	07/20/37	12,375	12,443,062
Series 2023-01A, Class AR, 144A, 3 Month SOFR + 1.250% (Cap N/A, Floor 1.250%)	5.543(c)	01/20/38	6,500	6,526,404
Series 2024-02A, Class A1, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.693(c)	07/20/37	2,175	2,185,673
Series 2024-03A, Class A, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.643(c)	07/20/37	5,500	5,530,250
Palmer Square Loan Funding Ltd. (Cayman Islands),
Series 2021-03A, Class A1, 144A, 3 Month SOFR + 1.062% (Cap N/A, Floor 1.062%)	5.355(c)	07/20/29	25	25,038
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1R, 144A, 3 Month SOFR + 1.502% (Cap N/A, Floor 1.240%)	5.820(c)	02/14/34	720	722,044
Series 2018-01A, Class A1AR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)	5.555(c)	10/20/31	540	540,490
Pikes Peak CLO (Cayman Islands),
Series 2018-02A, Class ARR, 144A, 3 Month SOFR + 1.220% (Cap N/A, Floor 1.220%)	5.513(c)	10/11/34	2,400	2,404,292
Series 2022-10A, Class A1R, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)	5.752(c)	01/22/38	7,000	7,050,987
Pikes Peak CLO Ltd. (United Kingdom),
Series 2024-16A, Class A1, 144A, 3 Month SOFR + 1.460% (Cap N/A, Floor 1.460%)	5.760(c)	07/25/37	2,725	2,744,982
Polen Capital CLO Ltd. (Cayman Islands),
Series 2025-01A, Class A1, 144A	— (p)	04/20/38	25,000	24,995,650
PPM CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)	5.808(c)	04/16/37	1,000	1,001,489
Series 2021-05A, Class A, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)	5.755(c)	10/18/34	3,500	3,503,837
Pret LLC (Cayman Islands),
Series 2020-01A, Class ARR, 144A	— (p)	01/20/35	35,000	35,000,000
Rad CLO Ltd. (Cayman Islands),
Series 2019-05A, Class AR, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	5.678(c)	07/24/32	508	509,203

See Notes to Financial Statements.

PGIM Fixed Income ETFs 17

PGIM AAA CLO ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Rad CLO Ltd. (Cayman Islands), (cont’d.)
Series 2019-06A, Class A1R, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)	5.683%(c)	10/20/37	20,000	$20,042,664
Series 2020-07A, Class A1R, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.653(c)	04/17/36	1,300	1,300,326
Series 2021-12A, Class A, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	5.719(c)	10/30/34	3,000	3,001,676
Series 2021-14A, Class A, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	5.734(c)	01/15/35	1,500	1,500,977
Series 2023-19A, Class A1, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)	6.293(c)	04/20/35	600	603,140
Series 2024-23A, Class A1, 144A, 3 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)	5.893(c)	04/20/37	40,000	40,159,964
Regatta Funding Ltd. (Cayman Islands),
Series 2016-01A, Class A1R2, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	5.766(c)	06/20/34	2,000	2,004,809
Series 2019-01A, Class ARR, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)	6.046(c)	10/15/37	18,000	18,087,750
Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)	5.502(c)	01/15/33	4,000	4,007,256
Series 2021-04A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	5.705(c)	01/20/35	1,000	1,002,910
Series 2022-02A, Class AR, 144A, 3 Month SOFR + 1.250% (Cap N/A, Floor 1.250%)	5.543(c)	07/20/35	4,300	4,305,375
Series 2024-02A, Class A1, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)	5.850(c)	04/25/37	40,000	40,299,820
Series 2025-01A, Class A1, 144A	— (p)	03/25/38	10,000	10,000,000
Regatta Funding Ltd. (United Kingdom),
Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)	5.830(c)	04/26/37	25,500	25,671,934
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2017-03A, Class A, 144A, 3 Month SOFR + 1.452% (Cap N/A, Floor 0.000%)	5.745(c)	10/20/30	136	135,744
Series 2018-02A, Class A, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)	5.715(c)	10/20/31	299	299,221
Series 2020-01A, Class A1RR, 144A, 3 Month SOFR + 1.090% (Cap N/A, Floor 1.090%)	5.383(c)	01/20/36	25,000	25,024,870
Series 2021-01A, Class A1, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	5.725(c)	07/20/34	2,450	2,452,450

See Notes to Financial Statements.

18

PGIM AAA CLO ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Rockford Tower CLO Ltd. (Cayman Islands), (cont’d.)
Series 2021-03A, Class A1R, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.842%(c)	01/15/38	15,000	$15,037,975
Series 2022-03A, Class AR, 144A, 3 Month SOFR + 1.440% (Cap N/A, Floor 1.440%)	5.733(c)	07/20/37	11,250	11,277,098
Rockford Tower CLO Ltd.,
Series 2017-02A, Class AR, 144A, 3 Month SOFR + 1.282% (Cap N/A, Floor 1.020%)	5.584(c)	10/15/29	51	50,607
Romark CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1R, 144A, 3 Month SOFR + 1.140% (Cap N/A, Floor 1.140%)	5.440(c)	07/25/31	2,012	2,012,501
Romark WM-R Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)	5.585(c)	04/20/31	1,589	1,591,231
Sculptor CLO Ltd. (Cayman Islands),
Series 28A, Class AR, 144A, 3 Month SOFR + 1.060% (Cap N/A, Floor 1.060%)	5.363(c)	01/20/35	25,000	24,998,697
Shackleton CLO Ltd. (Cayman Islands),
Series 2014-05RA, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 0.262%)	5.664(c)	05/07/31	91	91,187
Series 2017-11A, Class AR, 144A, 3 Month SOFR + 1.352% (Cap N/A, Floor 0.262%)	5.675(c)	08/15/30	39	38,780
Series 2021-16A, Class A, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)	5.765(c)	10/20/34	3,000	3,007,659
Signal Peak CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.713(c)	10/20/37	5,000	5,031,847
Series 2020-08A, Class A1R, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)	5.683(c)	10/20/37	25,000	25,165,922
Series 2021-09A, Class A1R, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)	5.799(c)	01/21/38	10,000	10,053,630
Series 2021-10A, Class A1R, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)	5.508(c)	01/24/38	25,000	24,999,745
Series 2024-11A, Class A1, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)	5.743(c)	07/18/37	39,000	39,192,188
Series 2024-14A, Class A, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	5.590(c)	01/22/38	20,000	20,084,000
Signal Peak CLO Ltd. (United Kingdom),
Series 2022-12A, Class A1R, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.693(c)	07/18/37	6,000	6,028,355

See Notes to Financial Statements.

PGIM Fixed Income ETFs 19

PGIM AAA CLO ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Signal Peak CLO Ltd.,
Series 2018-05A, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)	5.850%(c)	04/25/37	1,500	$1,506,103
Silver Rock CLO (Cayman Islands),
Series 2023-03A, Class A1, 144A, 3 Month SOFR + 1.880% (Cap N/A, Floor 1.880%)	6.173(c)	01/20/36	2,000	2,004,165
Silver Rock CLO Ltd. (Cayman Islands),
Series 2020-01A, Class A1RR, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.713(c)	10/20/37	6,000	6,016,325
Series 2021-02A, Class AR, 144A	— (p)	01/20/35	20,000	20,000,000
Sixth Street CLO Ltd. (Cayman Islands),
Series 2017-08A, Class A1R2, 144A, 3 Month SOFR + 1.150% (Cap N/A, Floor 1.150%)	5.443(c)	10/20/34	11,500	11,517,233
Series 2021-17A, Class A1R, 144A	— (p)	04/17/38	15,000	15,000,000
Series 2021-17A, Class A2R, 144A	— (p)	04/17/38	1,000	1,000,000
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.332%)	5.632(c)	01/26/31	180	179,947
Series 2018-03A, Class A1AR, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	5.600(c)	10/26/31	5,124	5,124,357
Series 2019-01A, Class ARR, 144A, 3 Month SOFR + 1.030% (Cap N/A, Floor 1.030%)	5.323(c)	01/20/32	7,598	7,605,588
Series 2019-02A, Class AR, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	5.734(c)	07/15/34	2,250	2,250,000
Series 2020-03A, Class A1R, 144A, 3 Month SOFR + 1.280% (Cap N/A, Floor 1.280%)	5.580(c)	01/25/32	6,829	6,829,097
Strata CLO Ltd. (Cayman Islands),
Series 2021-01A, Class AR, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.673(c)	10/20/33	3,500	3,505,160
Symphony CLO Ltd. (Cayman Islands),
Series 2018-19A, Class A, 144A, 3 Month SOFR + 1.222% (Cap N/A, Floor 0.960%)	5.529(c)	04/16/31	3,991	3,991,147
Series 2022-35A, Class AR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	5.997(c)	10/24/36	5,000	5,031,163
TCW CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1RR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)	5.735(c)	10/29/34	1,815	1,819,224
Series 2019-02A, Class A1R2, 144A, 3 Month SOFR + 1.270% (Cap N/A, Floor 1.270%)	5.587(c)	01/20/38	26,700	26,704,539

See Notes to Financial Statements.

20

PGIM AAA CLO ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

TCW CLO Ltd. (Cayman Islands), (cont’d.)
Series 2021-01A, Class A1R1, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)	5.711%(c)	01/20/38	30,000	$30,164,946
Series 2021-02A, Class AS, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)	5.742(c)	07/25/34	1,000	1,002,185
Series 2022-01A, Class A1, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)	5.630(c)	04/22/33	4,570	4,573,172
THL Credit Wind River CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1R, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)	5.502(c)	07/15/30	4,137	4,140,933
Series 2019-01A, Class AR, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)	5.715(c)	07/20/34	1,000	1,001,728
TIAA CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1AR, 144A, 3 Month SOFR + 1.140% (Cap N/A, Floor 1.140%)	5.433(c)	01/20/32	4,018	4,023,233
TICP CLO Ltd. (Cayman Islands),
Series 2017-07A, Class ASR2, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	5.602(c)	04/15/33	2,250	2,252,468
Series 2018-12A, Class AR, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	5.734(c)	07/15/34	2,500	2,506,989
Tikehau US CLO Ltd. (Bermuda),
Series 2022-01A, Class A1R, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.786(c)	01/20/38	20,000	20,039,330
Series 2022-02A, Class A1R, 144A, 3 Month SOFR + 1.870% (Cap N/A, Floor 1.870%)	6.163(c)	01/20/36	1,500	1,502,855
Series 2023-01A, Class A1, 144A, 3 Month SOFR + 2.200% (Cap N/A, Floor 2.200%)	6.502(c)	07/15/34	1,000	1,008,000
Series 2023-02A, Class A1, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)	6.252(c)	01/15/36	1,750	1,762,625
Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)	5.743(c)	07/18/37	3,000	3,008,679
Tralee CLO Ltd. (Cayman Islands),
Series 2021-07A, Class A1, 144A, 3 Month SOFR + 1.582% (Cap N/A, Floor 1.320%)	5.882(c)	04/25/34	3,000	3,015,069
Trimaran CAVU Ltd. (Cayman Islands),
Series 2021-01A, Class AR, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.710(c)	07/23/37	6,500	6,532,155
Series 2022-01A, Class AR, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.690(c)	10/22/37	5,000	5,030,353

See Notes to Financial Statements.

PGIM Fixed Income ETFs 21

PGIM AAA CLO ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Trimaran CAVU Ltd. (Cayman Islands), (cont’d.)
Series 2024-01A, Class A, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.638%(c)	01/25/38	14,700	$14,814,498
Trimaran CAVU Ltd.,
Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)	5.505(c)	01/20/37	15,000	15,070,312
Trinitas CLO Ltd. (Cayman Islands),
Series 2021-16A, Class A1, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)	5.735(c)	07/20/34	1,000	1,001,296
Series 2023-22A, Class A1, 144A, 3 Month SOFR + 1.850% (Cap N/A, Floor 1.850%)	6.143(c)	07/20/36	2,000	2,004,174
Series 2023-26A, Class A1, 144A, 3 Month SOFR + 1.690% (Cap N/A, Floor 1.690%)	5.983(c)	01/20/35	2,000	2,003,970
Trinitas CLO Ltd. (Cayman Islands),
Series 2019-11A, Class A1RR, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)	5.492(c)	07/15/34	10,000	10,022,798
Venture CLO Ltd. (Cayman Islands),
Series 2014-19A, Class ARR, 144A, 3 Month SOFR + 1.522% (Cap N/A, Floor 1.260%)	5.824(c)	01/15/32	389	389,675
Series 2017-28AA, Class A1RR, 144A, 3 Month SOFR + 1.110% (Cap N/A, Floor 1.110%)	5.405(c)	10/20/34	10,000	10,007,000
Series 2019-37A, Class A1RR, 144A, 3 Month SOFR + 1.250% (Cap N/A, Floor 1.250%)	5.552(c)	07/15/32	2,382	2,386,171
Series 2021-42A, Class A1A, 144A, 3 Month SOFR + 1.392% (Cap N/A, Floor 1.130%)	5.694(c)	04/15/34	7,630	7,637,630
Venture CLO Ltd. (United Kingdom),
Series 2022-46A, Class A1R, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)	5.743(c)	10/20/37	11,000	11,060,966
Voya CLO Ltd. (Cayman Islands),
Series 2013-02A, Class A1R, 144A, 3 Month SOFR + 1.232% (Cap N/A, Floor 0.970%)	5.532(c)	04/25/31	1,222	1,223,500
Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)	5.564(c)	07/15/31	3,965	3,972,796
Series 2018-04A, Class A1RR, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)	5.662(c)	10/15/37	1,000	1,006,806
Series 2019-01A, Class A1RR, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.819(c)	10/15/37	8,500	8,542,903
Series 2024-04A, Class A1, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.643(c)	07/20/37	9,000	9,039,858

See Notes to Financial Statements.

22

PGIM AAA CLO ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Warwick Capital CLO Ltd. (United Kingdom),
Series 2023-02A, Class A1, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)	6.252%(c)	01/15/37	1,500	$1,506,529
Wellfleet CLO Ltd. (Cayman Islands),
Series 2020-02A, Class AR, 144A, 3 Month SOFR + 1.482% (Cap N/A, Floor 1.220%)	5.784(c)	07/15/34	2,500	2,501,250
Series 2022-01A, Class A1RN, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.722(c)	07/15/37	40,000	40,199,508
Series 2022-02A, Class AR, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.713(c)	10/18/37	10,000	10,029,436
Whitebox CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1RR, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)	5.617(c)	07/24/36	18,868	18,906,173
Series 2021-03A, Class A1R, 144A, 3 Month SOFR + 1.270% (Cap N/A, Floor 1.270%)	5.572(c)	10/15/35	10,250	10,270,202
Wind River CLO Ltd. (Cayman Islands),
Series 2021-03A, Class A, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	5.705(c)	07/20/33	2,704	2,704,000
Series 2024-01A, Class A, 144A, 3 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)	5.893(c)	04/20/37	3,000	3,013,427
Z Capital Credit Partners BSL CLO Ltd. (Cayman Islands),
Series 2024-01A, Class A, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)	6.258(c)	04/16/36	3,250	3,279,083

TOTAL LONG-TERM INVESTMENTS
(cost $2,694,053,185)				2,696,831,151

See Notes to Financial Statements.

PGIM Fixed Income ETFs 23

PGIM AAA CLO ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Shares	Value

SHORT-TERM INVESTMENT 7.8%

AFFILIATED MUTUAL FUND
PGIM Core Government Money Market Fund (7-day effective yield 4.497%)
(cost $211,886,393)(wb)	211,886,393	$211,886,393

TOTAL INVESTMENTS 107.4%
(cost $2,905,939,578)		2,908,717,544
Liabilities in excess of other assets (7.4)%		(199,853,593)

NET ASSETS 100.0%		$2,708,863,951

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at February 28, 2025.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(wb)	Represents an investment in a Fund affiliated with the Manager.

See Notes to Financial Statements.

24

PGIM AAA CLO ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Collateralized Loan Obligations	$—	$2,696,831,151	$—
Short-Term Investment
Affiliated Mutual Fund	211,886,393	—	—

Total	$211,886,393	$2,696,831,151	$—

Security Allocations:

The security allocations of investments and liabilities in excess of other assets shown as a percentage of net assets as of February 28, 2025 were as follows:

Collateralized Loan Obligations	99.6%

Affiliated Mutual Fund	7.8%

107.4
Liabilities in excess of other assets	(7.4)

100.0%

See Notes to Financial Statements.

PGIM Fixed Income ETFs 25

PGIM AAA CLO ETF

Statement of Assets & Liabilities (unaudited)

as of February 28, 2025

Assets

Investments at value:
Unaffiliated investments (cost $2,694,053,185)	$2,696,831,151
Affiliated investments (cost $211,886,393)	211,886,393
Cash	15,230
Receivable for Fund shares sold	20,574,546
Dividends and interest receivable	18,266,297

Total Assets	2,947,573,617

Liabilities

Payable for investments purchased	238,336,607
Management fee payable	354,898
Due to Custodian	18,161

Total Liabilities	238,709,666

Net Assets	$2,708,863,951

Net assets were comprised of:
Common stock, at par	$52,675
Paid-in capital in excess of par	2,694,906,043
Total distributable earnings (loss)	13,905,233

Net assets, February 28, 2025	$2,708,863,951

Net asset value, offering price and redemption price per share.
($2,708,863,951 ÷ 52,675,000 shares of common stock issued and outstanding)	$51.43

See Notes to Financial Statements.

26

PGIM AAA CLO ETF

Statement of Operations (unaudited)

Six Months Ended February 28, 2025

Net Investment Income (Loss)

Income
Interest income	$37,693,283
Affiliated dividend income	2,151,140

Total income	39,844,423

Expenses
Management fee	1,294,473
Less: Fee waiver and/or expense reimbursement	(11,069)

Net expenses	1,283,404

Net investment income (loss)	38,561,019

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on investment transactions	559,877
Net change in unrealized appreciation (depreciation) on investments	1,698,844

Net gain (loss) on investment transactions	2,258,721

Net Increase (Decrease) In Net Assets Resulting From Operations	$40,819,740

See Notes to Financial Statements.

PGIM Fixed Income ETFs 27

PGIM AAA CLO ETF

Statements of Changes in Net Assets (unaudited)

	Six Months Ended February 28, 2025	Year Ended August 31, 2024
Increase (Decrease) in Net Assets

Operations

Net investment income (loss)	$38,561,019	$12,430,297

Net realized gain (loss) on investment transactions	559,877	780,933

Net change in unrealized appreciation (depreciation) on investments	1,698,844	900,856

Net increase (decrease) in net assets resulting from operations	40,819,740	14,112,086

Dividends and Distributions

Distributions from distributable earnings	(30,879,769)	(11,088,809)

Fund share transactions

Net proceeds from shares sold (42,975,000 and 6,750,000 shares, respectively)	2,202,840,114	343,728,259

Shares sold in-kind (1,950,000 and 50,000 shares, respectively)	99,864,830	2,539,818

Cost of shares purchased (700,000 and 850,000 shares, respectively)	(35,949,198)	(43,207,447)

Net increase (decrease) in net assets from Fund share transactions	2,266,755,746	303,060,630

Total increase (decrease)	2,276,695,717	306,083,907

Net Assets:

Beginning of period	432,168,234	126,084,327

End of period	$2,708,863,951	$432,168,234

See Notes to Financial Statements.

28

PGIM AAA CLO ETF

Financial Highlights (unaudited)

	Six Months Ended February 28, 2025		Year Ended August 31, 2024	July 19, 2023(a) through August 31, 2023
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$51.14		$50.43	$50.00
Income (loss) from investment operations:
Net investment income (loss)	1.44		3.38	0.39
Net realized and unrealized gain (loss) on investment transactions	0.20		0.59	0.04
Total from investment operations	1.64		3.97	0.43
Less Dividends and Distributions:
Dividends from net investment income	(1.33)		(3.25)	-
Distributions from net realized gains	(0.02)		(0.01)	-
Total dividends and distributions	(1.35)		(3.26)	-
Net asset value, end of period	$51.43		$51.14	$50.43
Total Return(c):	3.24%		8.18%	0.87%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,708,864		$432,168	$126,084
Average net assets (000)	$1,373,897		$186,594	$99,359
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.19	%(e)	0.19%	0.19	%(e)
Expenses before waivers and/or expense reimbursement	0.19	%(e)	0.19%	0.19	%(e)
Net investment income (loss)	5.66	%(e)	6.66%	6.48	%(e)
Portfolio turnover rate(f)	23%		65%	4%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Fixed Income ETFs 29

PGIM Active Aggregate Bond ETF

Schedule of Investments (unaudited)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 100.8%

ASSET-BACKED SECURITIES 6.8%

Automobiles 2.9%

AmeriCredit Automobile Receivables Trust,
Series 2023-01, Class C	5.800%	12/18/28	100	$102,162
Avis Budget Rental Car Funding AESOP LLC,
Series 2022-01A, Class A, 144A	3.830	08/21/28	100	98,362
Series 2023-03A, Class A, 144A	5.440	02/22/28	100	101,507
BOF VII AL Funding Trust I,
Series 2023-CAR03, Class A2, 144A	6.291	07/26/32	91	93,049
CarMax Auto Owner Trust,
Series 2022-01, Class D	2.470	07/17/28	100	97,395
Enterprise Fleet Financing LLC,
Series 2023-02, Class A2, 144A	5.560	04/22/30	60	60,012
Ford Credit Auto Owner Trust,
Series 2023-01, Class A, 144A	4.850	08/15/35	100	101,261
Series 2023-02, Class A, 144A	5.280	02/15/36	100	102,881
Series 2025-01, Class A, 144A	4.860	08/15/37	300	304,347
Ford Credit Floorplan Master Owner Trust,
Series 2023-01, Class A1, 144A	4.920	05/15/28	100	100,503
GMF Floorplan Owner Revolving Trust,
Series 2024-04A, Class A1, 144A	4.730	11/15/29	100	100,818
Hertz Vehicle Financing LLC,
Series 2022-02A, Class A, 144A	2.330	06/26/28	100	95,352
OneMain Direct Auto Receivables Trust,
Series 2023-01A, Class A, 144A	5.410	11/14/29	200	202,385
Santander Drive Auto Receivables Trust,
Series 2023-03, Class C	5.770	11/15/30	100	102,160
Series 2023-04, Class C	6.040	12/15/31	100	102,814
Wheels Fleet Lease Funding LLC,
Series 2023-01A, Class A, 144A	5.800	04/18/38	65	65,642

				1,830,650

Collateralized Loan Obligations 2.8%

Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2022-25A, Class A1, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)	5.680(c)	04/20/35	250	250,370

Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2016-07A, Class A1R2, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	5.680(c)	11/27/31	118	118,555

See Notes to Financial Statements.

30

PGIM Active Aggregate Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2022-01A, Class A1, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)	5.613%(c)	04/18/35	250	$250,329
Crown City CLO (Cayman Islands),
Series 2020-02A, Class A1AR, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)	5.630(c)	04/20/35	250	250,075
Elmwood CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1RR, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.643(c)	10/20/37	250	251,244
Romark CLO Ltd. (Cayman Islands),
Series 2021-04A, Class A1, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	5.721(c)	07/10/34	400	401,140
Silver Rock CLO Ltd. (Cayman Islands),
Series 2020-01A, Class A1RR, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.713(c)	10/20/37	250	250,680

				1,772,393

Consumer Loans 0.8%

Affirm Asset Securitization Trust,
Series 2024-X02, Class A, 144A	5.220	12/17/29	164	163,801
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A	1.750	09/14/35	200	193,432
Series 2023-02A, Class A1, 144A	5.840	09/15/36	100	102,820

				460,053

Equipment 0.3%

Kubota Credit Owner Trust,
Series 2025-01A, Class A3, 144A	4.670	06/15/29	200	201,586

TOTAL ASSET-BACKED SECURITIES (cost $4,244,619)				4,264,682

COMMERCIAL MORTGAGE-BACKED SECURITIES 6.6%
BANK,
Series 2019-BN20, Class A2	2.758	09/15/62	336	310,524
Series 2019-BN22, Class A3	2.726	11/15/62	250	228,731
Series 2021-BN38, Class A4	2.275	12/15/64	100	84,079

See Notes to Financial Statements.

PGIM Fixed Income ETFs 31

PGIM Active Aggregate Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)

Barclays Commercial Mortgage Securities Trust,
Series 2020-C07, Class A4	1.786%	04/15/53	600	$523,449
Series 2021-C12, Class A4	2.421	11/15/54	250	218,534
Benchmark Mortgage Trust,
Series 2021-B25, Class A3	1.906	04/15/54	500	447,496
Series 2021-B31, Class A4	2.420	12/15/54	100	85,706
CD Mortgage Trust,
Series 2019-CD08, Class A3	2.657	08/15/57	500	460,608
GS Mortgage Securities Trust,
Series 2019-GC42, Class A3	2.749	09/10/52	250	229,678
JPMCC Commercial Mortgage Securities Trust,
Series 2019-COR05, Class A3	3.123	06/13/52	500	468,286
Wells Fargo Commercial Mortgage Trust,
Series 2019-C52, Class A4	2.643	08/15/52	436	404,131
Series 2020-C56, Class A4	2.194	06/15/53	436	389,333
Series 2021-C59, Class A3	1.958	04/15/54	350	308,753

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $4,533,147)				4,159,308

CORPORATE BONDS 30.0%

Aerospace & Defense 1.0%

Boeing Co. (The),
Sr. Unsec’d. Notes	2.196	02/04/26	253	246,873
Sr. Unsec’d. Notes	2.950	02/01/30	50	45,419
Sr. Unsec’d. Notes	3.250	02/01/35	50	41,018
Sr. Unsec’d. Notes	3.625	02/01/31	60	55,406
Sr. Unsec’d. Notes	3.625	03/01/48	35	24,403
Sr. Unsec’d. Notes	5.930	05/01/60	35	33,341
RTX Corp.,
Sr. Unsec’d. Notes	2.375	03/15/32	60	50,966
Sr. Unsec’d. Notes	4.125	11/16/28	128	126,106

				623,532

Agriculture 0.6%

Altria Group, Inc.,
Gtd. Notes	3.400	05/06/30	68	63,302
BAT Capital Corp. (United Kingdom),
Gtd. Notes	3.557	08/15/27	183	178,395
Gtd. Notes	5.834	02/20/31	50	51,968

See Notes to Financial Statements.

32

PGIM Active Aggregate Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Agriculture (cont’d.)

Philip Morris International, Inc.,
Sr. Unsec’d. Notes	5.250%	09/07/28	95	$97,245

				390,910

Airlines 0.1%

Southwest Airlines Co.,
Sr. Unsec’d. Notes	5.125	06/15/27	50	50,458
United Airlines 2013-1 Class A Pass-Through Trust, Pass-Through Certificates	4.300	02/15/27	7	7,155

				57,613

Auto Manufacturers 0.1%

General Motors Co.,
Sr. Unsec’d. Notes	5.200	04/01/45	25	21,774
Sr. Unsec’d. Notes	6.600	04/01/36	17	18,021
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes	5.050	04/04/28	28	28,054
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN	0.800	10/16/25	17	16,614

				84,463

Banks 6.7%

Banco Santander SA (Spain),
Sr. Non-Preferred Notes	3.800	02/23/28	200	194,737
Bank of America Corp.,
Sr. Unsec’d. Notes	2.299(ff)	07/21/32	60	51,151
Sr. Unsec’d. Notes	2.687(ff)	04/22/32	315	277,182
Sr. Unsec’d. Notes, MTN	2.496(ff)	02/13/31	375	335,749
Sr. Unsec’d. Notes, Series N	1.658(ff)	03/11/27	130	126,153
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	2.279(ff)	11/24/27	200	191,918
Citigroup, Inc.,
Sr. Unsec’d. Notes	2.666(ff)	01/29/31	210	189,299
Sr. Unsec’d. Notes	2.976(ff)	11/05/30	120	110,158
Sr. Unsec’d. Notes	3.057(ff)	01/25/33	75	65,841
Comerica, Inc.,
Sr. Unsec’d. Notes	5.982(ff)	01/30/30	75	76,430

See Notes to Financial Statements.

PGIM Fixed Income ETFs 33

PGIM Active Aggregate Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

Fifth Third Bancorp,
Sr. Unsec’d. Notes	6.339%(ff)	07/27/29	20	$20,934
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	1.992(ff)	01/27/32	90	76,212
Sr. Unsec’d. Notes	2.615(ff)	04/22/32	85	74,236
Sr. Unsec’d. Notes	3.750	02/25/26	25	24,835
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	80	77,870
Sr. Unsec’d. Notes	5.851(ff)	04/25/35	65	67,543
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes	6.208(ff)	08/21/29	15	15,641
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes	1.953(ff)	02/04/32	325	276,240
Sr. Unsec’d. Notes	2.522(ff)	04/22/31	370	331,878
Sr. Unsec’d. Notes	2.545(ff)	11/08/32	5	4,326
Sr. Unsec’d. Notes	2.580(ff)	04/22/32	42	36,858
Sr. Unsec’d. Notes	2.739(ff)	10/15/30	150	137,380
Sub. Notes	2.956(ff)	05/13/31	21	19,048
KeyCorp,
Sr. Unsec’d. Notes	6.401(ff)	03/06/35	90	95,916
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN	1.512(ff)	07/20/27	100	95,823
Sr. Unsec’d. Notes, GMTN	2.239(ff)	07/21/32	40	33,989
Sr. Unsec’d. Notes, GMTN	2.699(ff)	01/22/31	180	162,930
Sr. Unsec’d. Notes, GMTN	3.875	01/27/26	76	75,567
Sr. Unsec’d. Notes, MTN	1.794(ff)	02/13/32	150	125,423
Sr. Unsec’d. Notes, MTN	1.928(ff)	04/28/32	200	167,576
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN	5.435(ff)	01/24/30	40	40,790
Sr. Unsec’d. Notes, MTN	5.867(ff)	06/08/34	50	51,895
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN	2.572(ff)	02/11/31	282	253,650
Sr. Unsec’d. Notes, MTN	3.350(ff)	03/02/33	270	242,121
Sr. Unsec’d. Notes, MTN	5.707(ff)	04/22/28	70	71,383

				4,198,682

Beverages 0.2%

Constellation Brands, Inc.,
Sr. Unsec’d. Notes	2.250	08/01/31	130	110,267

See Notes to Financial Statements.

34

PGIM Active Aggregate Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Biotechnology 0.2%

Amgen, Inc.,
Sr. Unsec’d. Notes	5.250%	03/02/30	80	$81,800
Sr. Unsec’d. Notes	5.750	03/02/63	40	40,087

				121,887

Building Materials 0.2%

Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes	5.150	12/01/34	45	44,952
Owens Corning,
Sr. Unsec’d. Notes	3.400	08/15/26	35	34,410
Vulcan Materials Co.,
Sr. Unsec’d. Notes	3.500	06/01/30	23	21,672

				101,034

Chemicals 0.8%

DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes	4.725	11/15/28	190	191,263
Sr. Unsec’d. Notes	5.319	11/15/38	18	18,721
Sr. Unsec’d. Notes	5.419	11/15/48	5	5,156
FMC Corp.,
Sr. Unsec’d. Notes	4.500	10/01/49	18	13,783
LYB International Finance III LLC,
Gtd. Notes	4.200	10/15/49	22	16,977
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes	4.900	03/27/28	145	146,076
Sr. Unsec’d. Notes	4.900	06/01/43	41	37,329
Sr. Unsec’d. Notes	5.200	06/21/27	55	55,717

				485,022

Commercial Services 0.6%

California Institute of Technology,
Sr. Unsec’d. Notes	3.650	09/01/2119	20	13,338
ERAC USA Finance LLC,
Gtd. Notes, 144A	3.300	12/01/26	65	63,694
Global Payments, Inc.,
Sr. Unsec’d. Notes	1.200	03/01/26	46	44,344

See Notes to Financial Statements.

PGIM Fixed Income ETFs 35

PGIM Active Aggregate Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Commercial Services (cont’d.)

Johns Hopkins University,
Unsec’d. Notes, Series A	4.705%	07/01/32	20	$20,209
Massachusetts Institute of Technology,
Sr. Unsec’d. Notes, Series F	2.989	07/01/50	10	7,009
Unsec’d. Notes	4.678	07/01/2114	30	26,346
President & Fellows of Harvard College,
Unsec’d. Notes	2.517	10/15/50	35	22,191
Unsec’d. Notes	3.150	07/15/46	35	26,258
Quanta Services, Inc.,
Sr. Unsec’d. Notes	4.750	08/09/27	20	20,021
Trustees of Boston University,
Sec’d. Notes, Series CC	4.061	10/01/48	20	17,418
Trustees of the University of Pennsylvania (The),
Sr. Unsec’d. Notes	3.610	02/15/2119	25	17,126
University of Southern California,
Sr. Unsec’d. Notes	4.976	10/01/53	17	16,609
Unsec’d. Notes, Series 2017	3.841	10/01/47	10	8,305
Washington University (The),
Sr. Unsec’d. Notes, Series 2022	3.524	04/15/54	80	60,630
Yale University,
Unsec’d. Notes, Series 2020	2.402	04/15/50	20	12,383

				375,881

Computers 0.2%

Accenture Capital, Inc.,
Gtd. Notes	4.250	10/04/31	85	83,113
Apple, Inc.,
Sr. Unsec’d. Notes	3.250	02/23/26	55	54,459
International Business Machines Corp.,
Sr. Unsec’d. Notes	5.875	11/29/32	8	8,544

				146,116

See Notes to Financial Statements.

36

PGIM Active Aggregate Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Diversified Financial Services 0.2%

Discover Financial Services,
Sr. Unsec’d. Notes	3.750%	03/04/25	21	$21,000
Jefferies Financial Group, Inc.,
Sr. Unsec’d. Notes	5.875	07/21/28	75	77,227

				98,227

Electric 3.6%

AEP Texas, Inc.,
Sr. Unsec’d. Notes, Series I	2.100	07/01/30	47	40,876
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes	4.250	09/15/48	17	14,008
Algonquin Power & Utilities Corp. (Canada),
Sr. Unsec’d. Notes	5.365	06/15/26	20	20,125
Arizona Public Service Co.,
Sr. Unsec’d. Notes	3.500	12/01/49	45	31,558
Sr. Unsec’d. Notes	6.350	12/15/32	45	48,071
Comision Federal de Electricidad (Mexico),
Gtd. Notes, 144A	4.688	05/15/29	300	284,730
Dominion Energy South Carolina, Inc.,
First Mortgage	4.600	06/15/43	62	56,063
DTE Energy Co.,
Sr. Unsec’d. Notes	4.950	07/01/27	115	115,933
Duke Energy Carolinas LLC,
Sr. Unsec’d. Notes	6.100	06/01/37	36	38,357
Duke Energy Florida LLC,
First Mortgage	2.400	12/15/31	95	82,104
First Mortgage	5.875	11/15/33	60	63,570
Edison International,
Sr. Unsec’d. Notes	5.450	06/15/29	70	68,475
Eversource Energy,
Sr. Unsec’d. Notes, Series O	4.250	04/01/29	41	40,051
FirstEnergy Corp.,
Sr. Unsec’d. Notes, Series C	4.850	07/15/47	30	26,238
Florida Power & Light Co.,
First Mortgage	4.050	06/01/42	25	21,210
First Mortgage	5.800	03/15/65	12	12,460
MidAmerican Energy Co.,
First Mortgage	4.250	07/15/49	84	69,861

See Notes to Financial Statements.

PGIM Fixed Income ETFs 37

PGIM Active Aggregate Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)

Mississippi Power Co.,
Sr. Unsec’d. Notes, Series 12-A	4.250%	03/15/42	33	$28,270
Monongahela Power Co.,
First Mortgage, 144A	3.550	05/15/27	136	132,571
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes	6.051	03/01/25	145	145,000
Northern States Power Co.,
First Mortgage	3.400	08/15/42	34	26,468
Pacific Gas & Electric Co.,
First Mortgage	3.950	12/01/47	5	3,751
First Mortgage	4.500	07/01/40	90	77,966
First Mortgage	4.750	02/15/44	45	38,465
PECO Energy Co.,
First Mortgage	2.800	06/15/50	47	30,171
PPL Electric Utilities Corp.,
First Mortgage	3.000	10/01/49	23	15,570
First Mortgage	5.250	05/15/53	15	14,702
Public Service Co. of New Hampshire,
First Mortgage	5.350	10/01/33	55	56,190
Public Service Electric & Gas Co.,
First Mortgage, MTN	3.600	12/01/47	13	9,897
First Mortgage, MTN	3.700	05/01/28	38	37,188
Sec’d. Notes, MTN	4.650	03/15/33	75	74,151
Puget Energy, Inc.,
Sr. Sec’d. Notes	4.100	06/15/30	75	71,333
San Diego Gas & Electric Co.,
First Mortgage	4.150	05/15/48	15	12,193
Sempra,
Sr. Unsec’d. Notes	3.300	04/01/25	35	34,947
Sr. Unsec’d. Notes	4.000	02/01/48	15	11,271
Southern California Edison Co.,
First Mortgage	4.900	06/01/26	150	149,990
First Ref. Mortgage	4.000	04/01/47	55	41,948
Tucson Electric Power Co.,
Sr. Unsec’d. Notes	3.250	05/15/32	40	35,967
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes	5.050	08/15/34	10	9,924

See Notes to Financial Statements.

38

PGIM Active Aggregate Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)

Wisconsin Public Service Corp.,
Sr. Unsec’d. Notes	4.550%	12/01/29	60	$60,032
Xcel Energy, Inc.,
Sr. Unsec’d. Notes	1.750	03/15/27	105	99,253

				2,250,908

Engineering & Construction 0.3%

Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A	4.250	10/31/26	200	196,750

Entertainment 0.1%

Warnermedia Holdings, Inc.,
Gtd. Notes	5.141	03/15/52	105	81,171

Foods 0.3%

JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl,
Gtd. Notes	3.000	02/02/29	155	144,459
Mars, Inc.,
Gtd. Notes, 144A	3.600	04/01/34	15	13,470
The Campbell’s Co.,
Sr. Unsec’d. Notes	3.300	03/19/25	51	50,959

				208,888

Gas 0.2%

CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes	4.100	09/01/47	21	17,242
Sr. Unsec’d. Notes	5.250	03/01/28	65	66,152
NiSource, Inc.,
Sr. Unsec’d. Notes	3.490	05/15/27	13	12,711
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes	3.500	06/01/29	21	20,037
Southern California Gas Co.,
First Mortgage	3.750	09/15/42	30	23,696

				139,838

See Notes to Financial Statements.

PGIM Fixed Income ETFs 39

PGIM Active Aggregate Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Services 1.3%

Ascension Health,
Sr. Unsec’d. Notes, Series B	2.532%	11/15/29	35	$32,091
Cigna Group (The),
Gtd. Notes	4.375	10/15/28	165	163,714
Sr. Unsec’d. Notes	2.375	03/15/31	18	15,654
Sr. Unsec’d. Notes	2.400	03/15/30	15	13,428
CommonSpirit Health,
Sr. Sec’d. Notes	5.205	12/01/31	35	35,511
Elevance Health, Inc.,
Sr. Unsec’d. Notes	4.625	05/15/42	70	62,243
Kaiser Foundation Hospitals,
Unsec’d. Notes, Series 2021	2.810	06/01/41	70	51,495
Unsec’d. Notes, Series 2021	3.002	06/01/51	10	6,751
Memorial Sloan-Kettering Cancer Center,
Unsec’d. Notes, Series 2020	2.955	01/01/50	15	10,239
Methodist Hospital (The),
Unsec’d. Notes, Series 20A	2.705	12/01/50	10	6,411
New York & Presbyterian Hospital (The),
Unsec’d. Notes	4.024	08/01/45	20	17,076
Northwestern Memorial Healthcare Obligated Group,
Unsec’d. Notes, Series 2021	2.633	07/15/51	20	12,596
OhioHealth Corp.,
Sec’d. Notes	2.297	11/15/31	30	26,035
Orlando Health Obligated Group,
Sr. Unsec’d. Notes	5.475	10/01/35	25	25,842
Piedmont Healthcare, Inc.,
Sec’d. Notes, Series 2042	2.719	01/01/42	15	10,778
Sentara Health,
Sr. Unsec’d. Notes, Series 2021	2.927	11/01/51	65	43,383
Stanford Health Care,
Unsec’d. Notes	3.027	08/15/51	35	24,084
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	2.300	05/15/31	45	39,114
Sr. Unsec’d. Notes	3.950	10/15/42	105	87,181
Sr. Unsec’d. Notes	4.500	04/15/33	25	24,163
Sr. Unsec’d. Notes	4.800	01/15/30	40	40,259
Sr. Unsec’d. Notes	5.050	04/15/53	22	20,157
Sr. Unsec’d. Notes	5.750	07/15/64	35	34,936

See Notes to Financial Statements.

40

PGIM Active Aggregate Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)

UPMC,
Sec’d. Notes	5.035%	05/15/33	25	$25,177

				828,318

Home Builders 0.5%

Toll Brothers Finance Corp.,
Gtd. Notes	4.875	03/15/27	310	310,490

Insurance 0.6%

Arthur J Gallagher & Co.,
Sr. Unsec’d. Notes	4.850	12/15/29	10	10,042
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes	3.900	04/05/32	65	60,353
Everest Reinsurance Holdings, Inc.,
Sr. Unsec’d. Notes	3.500	10/15/50	8	5,570
Sr. Unsec’d. Notes	4.868	06/01/44	50	44,779
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes	5.625	08/16/32	15	15,409
Sr. Unsec’d. Notes	6.000	12/07/33	110	114,840
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	3.951	10/15/50	53	39,601
Lincoln National Corp.,
Sr. Unsec’d. Notes	3.050	01/15/30	8	7,366
Principal Financial Group, Inc.,
Gtd. Notes	4.625	09/15/42	57	51,923
W.R. Berkley Corp.,
Sr. Unsec’d. Notes	4.000	05/12/50	28	22,090

				371,973

Iron/Steel 0.2%

Nucor Corp.,
Sr. Unsec’d. Notes	4.300	05/23/27	120	119,656

See Notes to Financial Statements.

PGIM Fixed Income ETFs 41

PGIM Active Aggregate Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Lodging 0.3%

Marriott International, Inc.,
Sr. Unsec’d. Notes	5.500%	04/15/37	75	$75,244
Sr. Unsec’d. Notes, Series R	3.125	06/15/26	113	110,977

				186,221

Machinery-Construction & Mining 0.0%

Caterpillar, Inc.,
Sr. Unsec’d. Notes	2.600	09/19/29	18	16,671

Machinery-Diversified 0.3%

Flowserve Corp.,
Sr. Unsec’d. Notes	2.800	01/15/32	5	4,320
IDEX Corp.,
Sr. Unsec’d. Notes	4.950	09/01/29	70	70,458
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes	3.200	06/15/25	88	87,494

				162,272

Media 0.6%

Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	4.800	03/01/50	64	49,400
Sr. Sec’d. Notes	4.908	07/23/25	22	21,973
Sr. Sec’d. Notes	6.384	10/23/35	120	122,011
Comcast Corp.,
Gtd. Notes	3.999	11/01/49	42	32,661
Gtd. Notes	4.250	10/15/30	30	29,374
Gtd. Notes	5.500	05/15/64	45	42,971
Cox Communications, Inc.,
Gtd. Notes, 144A	5.450	09/01/34	75	73,731

				372,121

Mining 1.5%

Barrick North America Finance LLC (Canada),
Gtd. Notes	5.750	05/01/43	90	91,539
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes	5.000	02/21/30	40	40,380

See Notes to Financial Statements.

42

PGIM Active Aggregate Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Mining (cont’d.)

BHP Billiton Finance USA Ltd. (Australia), (cont’d.)
Gtd. Notes	5.125%	02/21/32	10	$10,087
Gtd. Notes	5.250	09/08/33	95	96,680
Freeport-McMoRan, Inc.,
Gtd. Notes	4.125	03/01/28	175	171,788
Gtd. Notes	4.375	08/01/28	50	49,209
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT (Indonesia),
Sr. Unsec’d. Notes, 144A	6.530	11/15/28	200	210,000
Kinross Gold Corp. (Canada),
Sr. Unsec’d. Notes	6.250	07/15/33	85	89,657
Newmont Corp.,
Gtd. Notes	2.800	10/01/29	187	173,252
Newmont Corp./Newcrest Finance Pty Ltd.,
Gtd. Notes	5.350	03/15/34	30	30,539

				963,131

Miscellaneous Manufacturing 0.2%

Carlisle Cos., Inc.,
Sr. Unsec’d. Notes	2.200	03/01/32	40	33,387
Textron, Inc.,
Sr. Unsec’d. Notes	3.375	03/01/28	114	109,847

				143,234

Oil & Gas 1.5%

Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes	3.850	06/01/27	75	73,695
Sr. Unsec’d. Notes, 144A	5.000	12/15/29	50	50,061
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	3.750	02/15/52	5	3,520
Sr. Unsec’d. Notes	5.400	06/15/47	59	53,347
Continental Resources, Inc.,
Gtd. Notes, 144A	2.268	11/15/26	180	172,151
Devon Energy Corp.,
Sr. Unsec’d. Notes	5.600	07/15/41	46	43,666
Diamondback Energy, Inc.,
Gtd. Notes	5.400	04/18/34	115	115,582

See Notes to Financial Statements.

PGIM Fixed Income ETFs 43

PGIM Active Aggregate Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)

Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes	8.625%	01/19/29	35	$37,415
Sr. Unsec’d. Notes	8.875	01/13/33	40	41,778
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	5.550	10/01/34	5	4,939
Sr. Unsec’d. Notes	6.625	09/01/30	5	5,291
Ovintiv, Inc.,
Gtd. Notes	5.650	05/15/25	220	220,235
Phillips 66,
Gtd. Notes	2.150	12/15/30	84	72,719
Phillips 66 Co.,
Gtd. Notes	3.550	10/01/26	17	16,758
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes	1.125	01/15/26	50	48,555

				959,712

Packaging & Containers 0.1%

Berry Global, Inc.,
Sr. Sec’d. Notes	1.570	01/15/26	75	72,997

Pharmaceuticals 1.0%

AbbVie, Inc.,
Sr. Unsec’d. Notes	3.200	11/21/29	185	174,211
Sr. Unsec’d. Notes	4.050	11/21/39	15	13,294
Sr. Unsec’d. Notes	4.550	03/15/35	60	58,096
Sr. Unsec’d. Notes	4.625	10/01/42	25	23,175
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes	3.400	07/26/29	5	4,779
CVS Health Corp.,
Sr. Unsec’d. Notes	1.750	08/21/30	15	12,668
Sr. Unsec’d. Notes	5.125	07/20/45	82	72,453
Eli Lilly & Co.,
Sr. Unsec’d. Notes	4.600	08/14/34	72	71,038
Merck & Co., Inc.,
Sr. Unsec’d. Notes	3.400	03/07/29	8	7,713
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes	3.200	09/23/26	64	62,891
Utah Acquisition Sub, Inc.,
Gtd. Notes	3.950	06/15/26	31	30,650

See Notes to Financial Statements.

44

PGIM Active Aggregate Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals (cont’d.)

Utah Acquisition Sub, Inc., (cont’d.)
Gtd. Notes	5.250%	06/15/46	15	$12,635

Viatris, Inc.,
Gtd. Notes	3.850	06/22/40	128	97,600

				641,203

Pipelines 2.2%

DCP Midstream Operating LP,
Gtd. Notes	5.125	05/15/29	45	45,369

Energy Transfer LP,
Sr. Unsec’d. Notes	4.900	03/15/35	5	4,796
Sr. Unsec’d. Notes	4.950	06/15/28	178	179,158
Sr. Unsec’d. Notes	6.250	04/15/49	64	65,370
Sr. Unsec’d. Notes, Series 20Y	5.800	06/15/38	50	50,645

Enterprise Products Operating LLC,
Gtd. Notes	4.850	03/15/44	40	36,769

Kinder Morgan, Inc.,
Gtd. Notes	3.250	08/01/50	22	14,478

MPLX LP,
Sr. Unsec’d. Notes	2.650	08/15/30	75	66,827
Sr. Unsec’d. Notes	4.500	04/15/38	63	56,029
Sr. Unsec’d. Notes	4.875	06/01/25	55	54,973
Sr. Unsec’d. Notes	5.500	02/15/49	47	43,952

ONEOK Partners LP,
Gtd. Notes	6.125	02/01/41	55	56,576

ONEOK, Inc.,
Gtd. Notes	3.100	03/15/30	57	52,484
Gtd. Notes	3.400	09/01/29	40	37,731
Gtd. Notes	6.050	09/01/33	105	110,004

Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes	4.500	12/15/26	22	21,969

Targa Resources Corp.,
Gtd. Notes	4.200	02/01/33	45	41,657
Gtd. Notes	5.200	07/01/27	115	116,206
Gtd. Notes	6.125	03/15/33	60	62,923

Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes	3.250	05/15/30	111	102,779
Sr. Unsec’d. Notes	3.950	05/15/50	51	39,356

See Notes to Financial Statements.

PGIM Fixed Income ETFs 45

PGIM Active Aggregate Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	3.500%	11/15/30	50	$46,659
Sr. Unsec’d. Notes	4.800	11/15/29	35	34,971

				1,341,681

Real Estate Investment Trusts (REITs) 1.8%
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	2.250	04/01/28	135	125,218
Sr. Unsec’d. Notes	4.125	06/15/26	100	99,298
Sr. Unsec’d. Notes	5.750	02/15/35	15	15,456
CubeSmart LP,
Gtd. Notes	2.250	12/15/28	15	13,734
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes	3.250	01/15/32	5	4,362
Gtd. Notes	5.750	06/01/28	105	107,034
Host Hotels & Resorts LP,
Sr. Unsec’d. Notes, Series J	2.900	12/15/31	5	4,360
Kimco Realty OP LLC,
Gtd. Notes	1.900	03/01/28	155	143,312
Gtd. Notes	3.200	04/01/32	35	31,321
Realty Income Corp.,
Sr. Unsec’d. Notes	2.200	06/15/28	145	134,368
Sr. Unsec’d. Notes	2.700	02/15/32	33	28,618
Sr. Unsec’d. Notes	3.100	12/15/29	29	27,024
Sr. Unsec’d. Notes	3.250	01/15/31	25	23,005
Simon Property Group LP,
Sr. Unsec’d. Notes	1.750	02/01/28	90	83,583
Sun Communities Operating LP,
Gtd. Notes	5.700	01/15/33	95	97,156
Ventas Realty LP,
Gtd. Notes	4.125	01/15/26	127	126,348
VICI Properties LP,
Sr. Unsec’d. Notes	4.750	02/15/28	20	20,035
Sr. Unsec’d. Notes	4.950	02/15/30	35	34,830

				1,119,062

See Notes to Financial Statements.

46

PGIM Active Aggregate Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Retail 0.4%

Alimentation Couche-Tard, Inc. (Canada),
Gtd. Notes, 144A	4.500%	07/26/47	37	$31,058

AutoNation, Inc.,
Gtd. Notes	3.800	11/15/27	70	68,248

AutoZone, Inc.,
Sr. Unsec’d. Notes	3.750	04/18/29	88	84,934

Ferguson Enterprises, Inc.,
Gtd. Notes	5.000	10/03/34	20	19,581

McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN	4.700	12/09/35	23	22,389

				226,210

Semiconductors 0.6%

Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes	3.500	01/15/28	45	43,818

Broadcom, Inc.,
Sr. Unsec’d. Notes	4.150	02/15/28	35	34,621
Sr. Unsec’d. Notes	5.050	04/15/30	15	15,218
Sr. Unsec’d. Notes, 144A	3.137	11/15/35	62	51,665
Sr. Unsec’d. Notes, 144A	3.419	04/15/33	120	107,156
Sr. Unsec’d. Notes, 144A	4.000	04/15/29	100	97,438

Intel Corp.,
Sr. Unsec’d. Notes	5.600	02/21/54	15	13,982
Sr. Unsec’d. Notes	5.900	02/10/63	25	23,949

				387,847

Shipbuilding 0.0%

Huntington Ingalls Industries, Inc.,
Gtd. Notes	5.353	01/15/30	15	15,084

Software 0.2%

Oracle Corp.,
Sr. Unsec’d. Notes	3.600	04/01/50	15	10,684
Sr. Unsec’d. Notes	3.850	04/01/60	38	26,730
Sr. Unsec’d. Notes	6.900	11/09/52	30	34,018

See Notes to Financial Statements.

PGIM Fixed Income ETFs 47

PGIM Active Aggregate Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Software (cont’d.)

Workday, Inc.,
Sr. Unsec’d. Notes	3.700%	04/01/29	25	$24,079

				95,511

Telecommunications 0.9%

AT&T, Inc.,
Sr. Unsec’d. Notes	2.250	02/01/32	60	50,569
Sr. Unsec’d. Notes	2.550	12/01/33	50	41,174
Sr. Unsec’d. Notes	3.500	09/15/53	80	55,889
Sr. Unsec’d. Notes	4.500	05/15/35	65	61,454

Motorola Solutions, Inc.,
Sr. Unsec’d. Notes	5.400	04/15/34	65	66,009

Rogers Communications, Inc. (Canada),
Gtd. Notes	5.300	02/15/34	90	89,022

Sprint LLC,
Gtd. Notes	7.625	03/01/26	110	112,050

T-Mobile USA, Inc.,
Gtd. Notes	3.000	02/15/41	65	47,867
Gtd. Notes	3.875	04/15/30	25	23,938

Verizon Communications, Inc.,
Sr. Unsec’d. Notes	2.355	03/15/32	36	30,499
Sr. Unsec’d. Notes	3.150	03/22/30	7	6,509

				584,980

Transportation 0.1%

CSX Corp.,
Sr. Unsec’d. Notes	6.150	05/01/37	48	52,132

Trucking & Leasing 0.3%

Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A	5.750	05/24/26	190	192,399

TOTAL CORPORATE BONDS
(cost $19,964,528)				18,834,094

See Notes to Financial Statements.

48

PGIM Active Aggregate Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS 0.2%

California 0.0%

Regents of the University of California Medical Center
Pooled Revenue,
Taxable, Revenue Bonds, Series Q	4.563%	05/15/53	10	$8,789

Michigan 0.1%

University of Michigan,
Taxable, Revenue Bonds, Sustainability Bond, Series B	3.504	04/01/52	35	26,939

New Jersey 0.0%

New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series F	7.414	01/01/40	10	11,994

New York 0.0%

Port Authority of New York & New Jersey,
Consolidated, Taxable, Revenue Bonds, Series 174	4.458	10/01/62	10	8,748

Ohio 0.0%

Ohio State University (The),
Taxable, Revenue Bonds, Series A	4.800	06/01/2111	10	8,927

Pennsylvania 0.0%

Pennsylvania Turnpike Commission,
Revenue Bonds, BABs, Series B	5.511	12/01/45	10	9,971

Texas 0.1%

Dallas Fort Worth International Airport,
Taxable, Revenue Bonds, Series A	4.087	11/01/51	20	16,906

Virginia 0.0%

University of Virginia,
Taxable, Revenue Bonds, Series B	2.584	11/01/51	25	15,704

TOTAL MUNICIPAL BONDS
(cost $143,931)				107,978

See Notes to Financial Statements.

PGIM Fixed Income ETFs 49

PGIM Active Aggregate Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES 0.1%

FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2022-DNA03, Class M1B, 144A, 30 Day
Average SOFR + 2.900% (Cap N/A, Floor 0.000%)	7.252%(c)	04/25/42	30	$31,139

MFA Trust,
Series 2021-RPL01, Class A1, 144A	1.131(cc)	07/25/60	46	41,874

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES
(cost $76,284)				73,013

SOVEREIGN BONDS 1.9%

Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	3.500	01/11/28	200	193,675
Sr. Unsec’d. Notes	5.600	01/15/35	200	205,246

Israel Government International Bond (Israel),
Sr. Unsec’d. Notes, Series 5Y	5.375	02/19/30	200	201,750

Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes	6.875	05/13/37	200	205,620
Sr. Unsec’d. Notes, MTN	6.050	01/11/40	50	47,467

Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes	4.125	08/25/27	50	49,400

Republic of Poland Government International Bond (Poland),
Bonds	5.375	02/12/35	90	90,864

Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A	5.125	01/13/28	200	202,000

TOTAL SOVEREIGN BONDS
(cost $1,206,557)				1,196,022

U.S. GOVERNMENT AGENCY OBLIGATIONS 23.9%

Federal Home Loan Mortgage Corp.	1.500	04/01/51	387	294,173

Federal Home Loan Mortgage Corp.	2.000	02/01/51	800	642,311

Federal Home Loan Mortgage Corp.	2.000	07/01/51	433	348,861

Federal Home Loan Mortgage Corp.	2.500	04/01/51	841	705,343

Federal Home Loan Mortgage Corp.	3.500	01/01/52	199	181,402

Federal Home Loan Mortgage Corp.	4.000	11/01/39	134	130,298

Federal Home Loan Mortgage Corp.	4.000	12/01/40	92	88,957

Federal Home Loan Mortgage Corp.	6.000	11/01/52	171	175,120

Federal National Mortgage Assoc.	1.500	05/01/36	302	266,233

Federal National Mortgage Assoc.	1.500	12/01/50	309	235,737

Federal National Mortgage Assoc.	2.000	TBA	500	399,903

Federal National Mortgage Assoc.	2.000	04/01/42	568	483,670

See Notes to Financial Statements.

50

PGIM Active Aggregate Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)

Federal National Mortgage Assoc.	2.000%	05/01/51	643	$517,863

Federal National Mortgage Assoc.	2.500	TBA	500	462,405

Federal National Mortgage Assoc.(k)	2.500	04/01/51	1,171	986,352

Federal National Mortgage Assoc.	2.500	04/01/52	246	205,935

Federal National Mortgage Assoc.	2.500	05/01/52	401	339,084

Federal National Mortgage Assoc.	3.000	07/01/43	141	126,712

Federal National Mortgage Assoc.	3.000	11/01/46	198	178,841

Federal National Mortgage Assoc.	3.000	01/01/47	291	263,475

Federal National Mortgage Assoc.	3.000	11/01/48	225	202,347

Federal National Mortgage Assoc.	3.000	02/01/52	392	342,604

Federal National Mortgage Assoc.	3.000	03/01/52	377	333,889

Federal National Mortgage Assoc.	3.000	05/01/52	359	319,553

Federal National Mortgage Assoc.	3.500	12/01/46	524	490,978

Federal National Mortgage Assoc.	3.500	06/01/47	296	272,281

Federal National Mortgage Assoc.	3.500	02/01/52	437	399,401

Federal National Mortgage Assoc.	4.000	02/01/41	111	106,943

Federal National Mortgage Assoc.	4.000	02/01/45	101	98,048

Federal National Mortgage Assoc.	4.000	03/01/49	321	306,094

Federal National Mortgage Assoc.	4.000	05/01/52	207	194,494

Federal National Mortgage Assoc.	4.500	05/01/52	266	256,590

Federal National Mortgage Assoc.	4.500	06/01/52	198	191,008

Federal National Mortgage Assoc.	5.000	07/01/52	422	416,872

Federal National Mortgage Assoc.	5.500	10/01/52	202	203,175

Federal National Mortgage Assoc.	5.500	11/01/52	415	419,220

Government National Mortgage Assoc.	2.000	03/20/51	353	290,374

Government National Mortgage Assoc.	2.500	08/20/51	625	535,577

Government National Mortgage Assoc.	3.000	01/20/51	491	438,423

Government National Mortgage Assoc.	3.500	TBA	500	458,741

Government National Mortgage Assoc.	3.500	09/20/51	327	301,975

Government National Mortgage Assoc.	4.000	03/20/52	230	217,134

Government National Mortgage Assoc.	4.500	05/20/52	836	812,075

Government National Mortgage Assoc.	5.500	TBA	250	250,615

Tennessee Valley Authority, Sr. Unsec’d. Notes	1.500	09/15/31	15	12,649

Tennessee Valley Authority, Sr. Unsec’d. Notes	5.250	02/01/55	80	82,152

Tennessee Valley Authority Generic Strips, Bonds	4.782(s)	07/15/34	5	3,169

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(cost $15,949,550)				14,989,056

U.S. TREASURY OBLIGATIONS 26.4%

U.S. Treasury Bonds	1.625	11/15/50	2,060	1,141,047

U.S. Treasury Bonds	1.875	11/15/51	925	541,992

See Notes to Financial Statements.

PGIM Fixed Income ETFs 51

PGIM Active Aggregate Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (Continued)

U.S. Treasury Bonds	2.000%	11/15/41	1,330	$940,144

U.S. Treasury Bonds(k)	2.375	02/15/42	255	190,692

U.S. Treasury Bonds	2.375	11/15/49	325	218,156

U.S. Treasury Bonds	2.375	05/15/51	365	242,782

U.S. Treasury Bonds	3.000	02/15/49	990	758,897

U.S. Treasury Bonds	3.625	02/15/53	265	227,030

U.S. Treasury Bonds	4.125	08/15/44	240	227,025

U.S. Treasury Bonds	4.250	08/15/54	390	374,888

U.S. Treasury Bonds	4.750	11/15/53	677	703,551

U.S. Treasury Notes	2.500	03/31/27	480	465,937

U.S. Treasury Notes	2.750	08/15/32	2,275	2,075,582

U.S. Treasury Notes	3.250	06/30/29	3,210	3,112,697

U.S. Treasury Notes	3.375	09/15/27	430	423,886

U.S. Treasury Notes	3.875	08/15/33	1,500	1,469,531

U.S. Treasury Notes	4.125	09/30/27	1,260	1,264,823

U.S. Treasury Notes	4.500	12/31/31	897	917,997

U.S. Treasury Strips Coupon	0.000(s)	11/15/45	80	30,116

U.S. Treasury Strips Coupon	2.221(s)	02/15/42	1,395	630,584

U.S. Treasury Strips Coupon	2.542(s)	02/15/46	450	167,414

U.S. Treasury Strips Coupon	4.035(s)	08/15/44	1,005	401,333

TOTAL U.S. TREASURY OBLIGATIONS
(cost $17,182,827)				16,526,104

			Shares

AFFILIATED EXCHANGE-TRADED FUND 4.9%

PGIM AAA CLO ETF
(cost $3,062,144)(wa)			59,823	3,077,893

TOTAL LONG-TERM INVESTMENTS
(cost $66,363,587)				63,228,150

SHORT-TERM INVESTMENTS 1.1%

AFFILIATED MUTUAL FUND 1.1%

PGIM Core Government Money Market Fund (7-day effective yield 4.497%)
(cost $653,465)(wa)			653,465	653,465

See Notes to Financial Statements.

52

PGIM Active Aggregate Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Value

OPTIONS PURCHASED*~ 0.0%
(cost $99)	$577

TOTAL SHORT-TERM INVESTMENTS
(cost $653,564)	654,042

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 101.9%
(cost $67,017,151)	63,882,192

OPTIONS WRITTEN*~ (0.0)%
(premiums received $44)	(567)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 101.9%
(cost $67,017,107)	63,881,625
Liabilities in excess of other assets(z) (1.9)%	(1,168,790)

NET ASSETS 100.0%	$62,712,835

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at February 28, 2025.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of February 28, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Forward Commitment Contracts:

U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.	4.500%	TBA	04/14/25	$(250)	$(240,566)
Government National Mortgage Assoc.	4.500%	TBA	04/21/25	(250)	(241,176)

TOTAL FORWARD COMMITMENT CONTRACTS
(proceeds receivable $474,990)					$(481,742)

See Notes to Financial Statements.

PGIM Fixed Income ETFs 53

PGIM Active Aggregate Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Options Purchased:

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
2-Year Interest Rate Swap, 03/10/27	Call	CITI	03/06/25	3.55%	3.55%(A)	1 Day SOFR(A)/ 4.390%	95	$2
3-Year Interest Rate Swap, 03/27/28	Call	CITI	03/25/25	3.58%	3.58%(A)	1 Day SOFR(A)/ 4.390%	35	49
2-Year Interest Rate Swap, 03/25/27	Put	JPM	03/21/25	4.10%	1 Day SOFR(A)/ 4.390%	4.10%(A)	75	16
5-Year Interest Rate Swap, 08/25/30	Put	JPM	08/21/25	4.21%	1 Day SOFR(A)/ 4.390%	4.21%(A)	35	168
7-Year Interest Rate Swap, 05/14/32	Put	JPM	05/12/25	4.30%	1 Day SOFR(A)/ 4.390%	4.30%(A)	50	96
10-Year Interest Rate Swap, 05/23/35	Put	CITI	05/21/25	4.10%	1 Day SOFR(A)/ 4.390%	4.10%(A)	30	195
10-Year Interest Rate Swap, 05/23/35	Put	CITI	05/21/25	4.50%	1 Day SOFR(A)/ 4.390%	4.50%(A)	30	51

Total Options Purchased (cost $99)								$577

Options Written:

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
2-Year Interest Rate Swap, 03/10/27	Call	CITI	03/06/25	3.29%	1 Day SOFR(A)/ 4.390%	3.29%(A)	190	$—
3-Year Interest Rate Swap, 03/27/28	Call	CITI	03/25/25	3.73%	1 Day SOFR(A)/ 4.390%	3.73%(A)	35	(100)
2-Year Interest Rate Swap, 03/25/27	Put	JPM	03/21/25	4.20%	4.20%(A)	1 Day SOFR(A)/ 4.390%	75	(6)
2-Year Interest Rate Swap, 03/25/27	Put	JPM	03/21/25	4.30%	4.30%(A)	1 Day SOFR(A)/ 4.390%	75	(2)

See Notes to Financial Statements.

54

PGIM Active Aggregate Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Options Written (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive		Pay	Notional Amount (000)#	Value
5-Year Interest Rate Swap, 08/25/30	Put	JPM	08/21/25	4.53%	4.53	%(A)	1 Day SOFR(A)/ 4.390%	70	$(169)
7-Year Interest Rate Swap, 05/14/32	Put	JPM	05/12/25	4.50%	4.50	%(A)	1 Day SOFR(A)/ 4.390%	95	(87)
10-Year Interest Rate Swap, 05/23/35	Put	CITI	05/21/25	4.30%	4.30	%(A)	1 Day SOFR(A)/ 4.390%	60	(203)

Total Options Written (premiums received $44)									$(567)

Futures contracts outstanding at February 28, 2025:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
17	2 Year U.S. Treasury Notes	Jun. 2025	$3,518,469	$15,794
7	5 Year U.S. Treasury Notes	Jun. 2025	755,563	2,522
7	10 Year U.S. Ultra Treasury Notes	Jun. 2025	799,750	7,438
5	20 Year U.S. Treasury Bonds	Jun. 2025	590,469	10,135
5	30 Year UMBS TBA – 5.5% Coupon	Apr. 2025	500,234	6,107

				41,996

Short Positions:
4	10 Year U.S. Treasury Notes	Jun. 2025	444,375	(5,724)
8	30 Year U.S. Ultra Treasury Bonds	Jun. 2025	993,000	(35,168)

				(40,892)

				$1,104

See Notes to Financial Statements.

PGIM Fixed Income ETFs 55

PGIM Active Aggregate Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Credit default swap agreements outstanding at February 28, 2025:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at February 28, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Kingdom of Spain	06/20/25	1.000%(Q)	40	0.060%	$115	$112	$3	BARC
Republic of Italy	06/20/25	1.000%(Q)	70	0.082%	336	201	135	BARC

					$451	$313	$138

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at February 28, 2025(4)	Value at Trade Date	Value at February 28, 2025	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.IG.43.V1	12/20/29	1.000%(Q)	3,850	0.495%	$85,242	$92,194	$6,952

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap

See Notes to Financial Statements.

56

PGIM Active Aggregate Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at February 28, 2025:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at February 28, 2025	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements:
424	03/08/25	4.946%(A)	1 Day SOFR(2)(A)/ 4.390%	$—	$(608)	$(608)
424	03/09/25	5.110%(A)	1 Day SOFR(2)(A)/ 4.390%	—	107	107
852	03/10/25	5.088%(A)	1 Day SOFR(2)(A)/ 4.390%	—	35	35
5,080	05/07/25	4.321%(T)	1 Day USOIS(2)(T)/ 4.330%	—	(8)	(8)
965	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/ 4.390%	—	(2,816)	(2,816)
2,005	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/ 4.390%	549	20,088	19,539
1,250	05/13/29	4.253%(A)	1 Day SOFR(1)(A)/ 4.390%	(1,118)	(17,211)	(16,093)
70	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 4.390%	31,039	31,686	647

				$30,470	$31,273	$803

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Total return swap agreement outstanding at February 28, 2025:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreement:
Total Return Benchmark Bond Index(T)	1 Day USOIS -54bps(T)/ 3.790%	JPM	03/20/25	(258)	$16,450	$—	$16,450

(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments

See Notes to Financial Statements.

PGIM Fixed Income ETFs 57

PGIM Active Aggregate Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreements	$313	$—	$16,588	$—

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$—	$151,702
JPS	—	189,944

Total	$—	$341,646

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Automobiles	$—	$1,830,650	$—
Collateralized Loan Obligations	—	1,772,393	—
Consumer Loans	—	460,053	—
Equipment	—	201,586	—
Commercial Mortgage-Backed Securities	—	4,159,308	—
Corporate Bonds	—	18,834,094	—
Municipal Bonds	—	107,978	—

See Notes to Financial Statements.

58

PGIM Active Aggregate Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Residential Mortgage-Backed Securities	$—	$73,013	$—
Sovereign Bonds	—	1,196,022	—
U.S. Government Agency Obligations	—	14,989,056	—
U.S. Treasury Obligations	—	16,526,104	—
Affiliated Exchange-Traded Fund	3,077,893	—	—
Short-Term Investments
Affiliated Mutual Fund	653,465	—	—
Options Purchased	—	577	—

Total	$3,731,358	$60,150,834	$—

Liabilities
Options Written	$—	$(567)	$—

Other Financial Instruments*
Assets
Futures Contracts	$41,996	$—	$—
Centrally Cleared Credit Default Swap Agreement	—	6,952	—
OTC Credit Default Swap Agreements	—	451	—
Centrally Cleared Interest Rate Swap Agreements	—	20,328	—
OTC Total Return Swap Agreement	—	16,450	—

Total	$41,996	$44,181	$—

Liabilities
Forward Commitment Contracts	$—	$(481,742)	$—
Futures Contracts	(40,892)	—	—
Centrally Cleared Interest Rate Swap Agreements	—	(19,525)	—

Total	$(40,892)	$(501,267)	$—

*

Other financial instruments are derivative instruments, with the exception of forward commitment contracts, and are not reflected in the Schedule of Investments. Futures, forwards and centrally cleared swap contracts are recorded at unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value. Forward commitment contracts are recorded at market value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of February 28, 2025 were as follows:

U.S. Treasury Obligations	26.4%
U.S. Government Agency Obligations	23.9
Banks	6.7
Commercial Mortgage-Backed Securities	6.6
Affiliated Exchange-Traded Fund	4.9
Electric	3.6

Automobiles	2.9%
Collateralized Loan Obligations	2.8
Pipelines	2.2
Sovereign Bonds	1.9
Real Estate Investment Trusts (REITs)	1.8
Mining	1.5

See Notes to Financial Statements.

PGIM Fixed Income ETFs 59

PGIM Active Aggregate Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Industry Classification (continued):

Oil & Gas	1.5%
Healthcare-Services	1.3
Affiliated Mutual Fund	1.1
Pharmaceuticals	1.0
Aerospace & Defense	1.0
Telecommunications	0.9
Chemicals	0.8
Consumer Loans	0.8
Agriculture	0.6
Semiconductors	0.6
Commercial Services	0.6
Media	0.6
Insurance	0.6
Home Builders	0.5
Retail	0.4
Foods	0.3
Equipment	0.3
Engineering & Construction	0.3
Trucking & Leasing	0.3
Lodging	0.3
Machinery-Diversified	0.3
Computers	0.2
Miscellaneous Manufacturing	0.2
Gas	0.2
Biotechnology	0.2

Iron/Steel	0.2%
Beverages	0.2
Municipal Bonds	0.2
Building Materials	0.2
Diversified Financial Services	0.2
Software	0.2
Auto Manufacturers	0.1
Entertainment	0.1
Residential Mortgage-Backed Securities	0.1
Packaging & Containers	0.1
Airlines	0.1
Transportation	0.1
Machinery-Construction & Mining	0.0	*
Shipbuilding	0.0	*
Options Purchased	0.0	*

	101.9
Options Written	(0.0	)*
Liabilities in excess of other assets	(1.9)

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of February 28, 2025 as presented in the Statement of Assets and Liabilities:

See Notes to Financial Statements.

60

PGIM Active Aggregate Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Credit contracts	Due from/to broker-variation margin swaps	$6,952	*	—	$—

Credit contracts	Premiums paid for OTC swap agreements	313		—	—

Credit contracts	Unrealized appreciation on OTC swap agreements	138		—	—

Interest rate contracts	Due from/to broker-variation margin futures	41,996	*	Due from/to broker-variation margin futures	40,892	*

Interest rate contracts	Due from/to broker-variation margin swaps	20,328	*	Due from/to broker-variation margin swaps	19,525	*

Interest rate contracts	Unaffiliated investments	577		Options written outstanding, at value	567

Interest rate contracts	Unrealized appreciation on OTC swap agreements	16,450		—	—

		$86,754			$60,984

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended February 28, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Swaps
Credit contracts	$—	$—	$—	$27,408
Interest rate contracts	244	245	31,088	(19,631)

Total	$244	$245	$31,088	$7,777

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

See Notes to Financial Statements.

PGIM Fixed Income ETFs 61

PGIM Active Aggregate Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Swaps
Credit contracts	$—	$—	$—	$(9,249)
Interest rate contracts	478	(523)	(17,159)	31,378

Total	$478	$(523)	$(17,159)	$22,129

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended February 28, 2025, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$ 74
Options Written (2)	506,667
Futures Contracts - Long Positions (2)	5,625,868
Futures Contracts - Short Positions (2)	1,519,898
Interest Rate Swap Agreements (2)	7,683,333
Credit Default Swap Agreements - Sell Protection (2)	4,203,333
Total Return Swap Agreements (2)	253,215

*	Average volume is based on average quarter end balances for the six months ended February 28, 2025.
(1)	Cost.
(2)	Notional Amount in USD.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives where the legal right to set-off exists is presented in the summary below.

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BARC	$451	$—	$451	$—	$451
CITI	297	(303)	(6)	—	(6)
JPM	16,730	(264)	16,466	—	16,466

	$17,478	$(567)	$16,911	$—	$16,911

See Notes to Financial Statements.

62

PGIM Active Aggregate Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM Fixed Income ETFs 63

PGIM Active Aggregate Bond ETF

Statement of Assets & Liabilities (unaudited)

as of February 28, 2025

Assets

Investments at value:
Unaffiliated investments (cost $63,301,542)	$60,150,834
Affiliated investments (cost $3,715,609)	3,731,358
Receivable for investments sold	1,119,438
Dividends and interest receivable	393,944
Unrealized appreciation on OTC swap agreements	16,588
Due from broker—variation margin futures	3,530
Due from broker—variation margin swaps	1,466
Premiums paid for OTC swap agreements	313

Total Assets	65,417,471

Liabilities

Payable for investments purchased	2,215,296
Forward commitment contracts, at value (proceeds receivable $474,990)	481,742
Management fee payable	7,031
Options written outstanding, at value (premiums received $44)	567

Total Liabilities	2,704,636

Net Assets	$62,712,835

Net assets were comprised of:
Shares of beneficial interest, at par	$1,475
Paid-in capital in excess of par	69,665,441
Total distributable earnings (loss)	(6,954,081)

Net assets, February 28, 2025	$62,712,835

Net asset value, offering price and redemption price per share. ($62,712,835 ÷ 1,475,000 shares of common stock issued and outstanding)	$42.52

See Notes to Financial Statements.

64

PGIM Active Aggregate Bond ETF

Statement of Operations (unaudited)

Six Months Ended February 28, 2025

Net Investment Income (Loss)

Income
Interest income	$1,143,332
Affiliated dividend income	57,136

Total income	1,200,468

Expenses
Management fee	54,334
Less: Fee waiver and/or expense reimbursement	(9,563)

Net expenses	44,771

Net investment income (loss)	1,155,697

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on:
Investment transactions	(564,933)
Affiliated net capital gain distributions received	1,291
Futures transactions	31,088
Options written transactions	245
Swap agreement transactions	7,777

(524,532)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $15,749)	90,198
Futures	(17,159)
Options written	(523)
Swap agreements	22,129

94,645

Net gain (loss) on investment transactions	(429,887)

Net Increase (Decrease) In Net Assets Resulting From Operations	$725,810

See Notes to Financial Statements.

PGIM Fixed Income ETFs 65

PGIM Active Aggregate Bond ETF

Statements of Changes in Net Assets (unaudited)

	Six Months Ended February 28, 2025	Year Ended August 31, 2024

Increase (Decrease) in Net Assets

Operations

Net investment income (loss)	$1,155,697	$1,763,839

Net realized gain (loss) on investment transactions	(525,823)	(716,151)

Affiliated net capital gain distributions received	1,291	—

Net change in unrealized appreciation (depreciation) on investments	94,645	2,414,520

Net increase (decrease) in net assets resulting from operations	725,810	3,462,208

Dividends and Distributions

Distributions from distributable earnings	(1,147,450)	(1,785,302)

Fund share transactions

Net proceeds from shares sold (425,000 and 25,000 shares, respectively)	18,094,671	1,020,925

Cost of shares purchased (0 and 25,000 shares, respectively)	—	(1,052,213)

Net increase (decrease) in net assets from Fund share transactions	18,094,671	(31,288)

Total increase (decrease)	17,673,031	1,645,618

Net Assets:

Beginning of period	45,039,804	43,394,186

End of period	$62,712,835	$45,039,804

See Notes to Financial Statements.

66

PGIM Active Aggregate Bond ETF

Financial Highlights (unaudited)

	Six Months Ended February 28, 2025		Year Ended August 31,			April 12, 2021(a) through
			2024	2023	2022	August 31, 2021
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$42.90		$41.33	$43.19	$51.07	$50.00
Income (loss) from investment operations:
Net investment income (loss)	0.84		1.66	1.44	0.95	0.25
Net realized and unrealized gain (loss) on investment transactions	(0.35)		1.59	(1.83)	(7.27)	1.05
Total from investment operations	0.49		3.25	(0.39)	(6.32)	1.30
Less Dividends and Distributions:
Dividends from net investment income	(0.87)		(1.68)	(1.47)	(1.02)	(0.23)
Distributions from net realized gains	-		-	-	(0.54)	-
Total dividends and distributions	(0.87)		(1.68)	(1.47)	(1.56)	(0.23)
Net asset value, end of period	$42.52		$42.90	$41.33	$43.19	$51.07
Total Return(c):	1.17%		8.13%	(0.92)%	(12.62)%	2.59%

Ratios/Supplemental Data:
Net assets, end of period (000)	$62,713		$45,040	$43,394	$43,186	$26,810
Average net assets (000)	$57,669		$43,993	$42,451	$38,280	$27,915
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.16	%(e)	0.18%	0.19%	0.19%	0.19	%(e)
Expenses before waivers and/or expense reimbursement	0.19	%(e)	0.19%	0.19%	0.19%	0.19	%(e)
Net investment income (loss)	4.04	%(e)	4.01%	3.44%	2.02%	1.28	%(e)
Portfolio turnover rate(f)(g)	46%		67%	142%	409%	337%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Fixed Income ETFs 67

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 97.8%

ASSET-BACKED SECURITIES 1.0%

Collateralized Loan Obligations

Atlas Static Senior Loan Fund Ltd. (Cayman Islands),
Series 2022-01A, Class AR, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	6.052%(c)	07/15/30	266	$266,257
BlueMountain Fuji US CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A1AR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 0.000%)	5.555(c)	10/20/30	299	298,693
Madison Park Funding Ltd. (Cayman Islands),
Series 2019-33A, Class AR, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 1.290%)	5.592(c)	10/15/32	1,000	1,000,000
Trinitas CLO Ltd. (Bermuda),
Series 2023-26A, Class A1, 144A, 3 Month SOFR + 1.690% (Cap N/A, Floor 1.690%)	5.983(c)	01/20/35	1,000	1,001,985
Voya CLO Ltd. (Cayman Islands),
Series 2014-02A, Class A1RR, 144A, 3 Month SOFR + 1.282% (Cap N/A, Floor 1.020%)	5.584(c)	04/17/30	62	62,189

TOTAL ASSET-BACKED SECURITIES (cost $2,621,401)				2,629,124

COMMERCIAL MORTGAGE-BACKED SECURITY 0.2%
ROCK Trust,
Series 2024-CNTR, Class E, 144A
(cost $450,000)	8.819	11/13/41	450	478,092

CORPORATE BONDS 86.4%

Advertising 0.6%
Clear Channel Outdoor Holdings, Inc.,
Sr. Sec’d. Notes, 144A	5.125	08/15/27	1,486	1,452,607
CMG Media Corp.,
Sec’d. Notes, 144A	8.875	06/18/29	40	33,411

				1,486,018

Aerospace & Defense 2.5%

Boeing Co. (The),
Sr. Unsec’d. Notes	2.196	02/04/26	150	146,367
Sr. Unsec’d. Notes	5.805	05/01/50	209	201,878
Sr. Unsec’d. Notes	5.930	05/01/60	153	145,750

See Notes to Financial Statements.

68

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Aerospace & Defense (cont’d.)
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	6.000%	02/15/28	1,753	$1,748,302
Sr. Unsec’d. Notes, 144A	7.000	06/01/32	100	101,370
Sr. Unsec’d. Notes, 144A	7.125	06/15/26	101	101,126
Sr. Unsec’d. Notes, 144A	7.250	07/01/31	151	154,020
Sr. Unsec’d. Notes, 144A	7.500	02/01/29	234	241,897
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	333	334,457
Sr. Unsec’d. Notes, 144A	8.750	11/15/30	148	158,175
TransDigm, Inc.,
Gtd. Notes	4.625	01/15/29	1,407	1,337,740
Gtd. Notes	5.500	11/15/27	727	719,730
Sr. Sec’d. Notes, 144A	6.000	01/15/33	375	371,395
Sr. Sec’d. Notes, 144A	6.375	03/01/29	363	367,938
Sr. Sec’d. Notes, 144A	6.625	03/01/32	291	296,673
Sr. Sec’d. Notes, 144A	6.750	08/15/28	165	167,895

				6,594,713

Airlines 1.4%
American Airlines, Inc.,
Sr. Sec’d. Notes, 144A	7.250	02/15/28	294	300,607
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A	5.500	04/20/26	668	664,163
Sr. Sec’d. Notes, 144A	5.750	04/20/29	528	522,720
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.625	04/15/29	1,036	998,781
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Switzerland),
Sr. Unsec’d. Notes, 144A	6.375	02/01/30	468	421,993
Sr. Unsec’d. Notes, 144A	7.875	05/01/27	227	224,662
Sr. Unsec’d. Notes, 144A	9.500	06/01/28	604	601,546

				3,734,472

See Notes to Financial Statements.

PGIM Fixed Income ETFs 69

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Apparel 0.5%
Kontoor Brands, Inc.,
Gtd. Notes, 144A	4.125%	11/15/29	175	$162,012
Wolverine World Wide, Inc.,
Gtd. Notes, 144A	4.000	08/15/29	1,189	1,024,951

				1,186,963

Auto Manufacturers 0.5%

JB Poindexter & Co., Inc.,
Sr. Unsec’d. Notes, 144A	8.750	12/15/31	279	291,636
PM General Purchaser LLC,
Sr. Sec’d. Notes, 144A	9.500	10/01/28	1,012	985,954

				1,277,590

Auto Parts & Equipment 1.4%

Adient Global Holdings Ltd.,
Sr. Sec’d. Notes, 144A	7.000	04/15/28	677	690,540
American Axle & Manufacturing, Inc.,
Gtd. Notes	6.500	04/01/27	95	94,588
Clarios Global LP/Clarios US Finance Co.,
Sr. Sec’d. Notes, 144A	6.750	02/15/30	125	127,574
Dana, Inc.,
Sr. Unsec’d. Notes	5.625	06/15/28	35	34,845
Garrett Motion Holdings, Inc./Garrett LX I Sarl,
Gtd. Notes, 144A	7.750	05/31/32	385	392,232
Phinia, Inc.,
Gtd. Notes, 144A	6.625	10/15/32	65	65,324
Sr. Sec’d. Notes, 144A	6.750	04/15/29	75	76,848
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A	8.000	11/17/28	1,661	1,650,606
Titan International, Inc.,
Sr. Sec’d. Notes	7.000	04/30/28	398	394,574

				3,527,131

Banks 1.3%

Citigroup, Inc.,
Jr. Sub. Notes, Series EE	6.750(ff)	02/15/30(oo)	135	135,359
Jr. Sub. Notes, Series FF	6.950(ff)	02/15/30(oo)	300	302,795

See Notes to Financial Statements.

70

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

Citigroup, Inc., (cont’d.)
Jr. Sub. Notes, Series X	3.875%(ff)	02/18/26(oo)	338	$331,153
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A	6.625	01/15/27	277	276,622
Sr. Unsec’d. Notes, 144A	7.625	05/01/26	1,200	1,203,281
Sr. Unsec’d. Notes, 144A	12.000	10/01/28	513	557,267
Sr. Unsec’d. Notes, 144A	12.250	10/01/30	85	95,151
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes	6.850(ff)	02/10/30(oo)	205	208,955
Intesa Sanpaolo SpA (Italy),
Sub. Notes, 144A	4.198(ff)	06/01/32	200	180,735
Wells Fargo & Co.,
Jr. Sub. Notes	6.850(ff)	09/15/29(oo)	50	51,630

				3,342,948

Building Materials 2.0%

Builders FirstSource, Inc.,
Gtd. Notes, 144A	5.000	03/01/30	190	182,584
Camelot Return Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A	8.750	08/01/28	253	239,310
Cornerstone Building Brands, Inc.,
Gtd. Notes, 144A	6.125	01/15/29	580	448,910
EMRLD Borrower LP/Emerald Co-Issuer, Inc.,
Sr. Sec’d. Notes, 144A	6.750	07/15/31	200	204,314
Griffon Corp.,
Gtd. Notes	5.750	03/01/28	105	103,979
Masterbrand, Inc.,
Gtd. Notes, 144A	7.000	07/15/32	160	162,878
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC,
Sr. Sec’d. Notes, 144A	6.750	04/01/32	55	56,068
MIWD Holdco II LLC/MIWD Finance Corp.,
Gtd. Notes, 144A	5.500	02/01/30	341	327,527
Quikrete Holdings, Inc.,
Sr. Sec’d. Notes, 144A	6.375	03/01/32	630	638,571
Sr. Unsec’d. Notes, 144A	6.750	03/01/33	215	218,201
Smyrna Ready Mix Concrete LLC,
Sr. Sec’d. Notes, 144A	6.000	11/01/28	342	338,943
Sr. Sec’d. Notes, 144A	8.875	11/15/31	455	488,828

See Notes to Financial Statements.

PGIM Fixed Income ETFs 71

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Building Materials (cont’d.)

Standard Building Solutions, Inc.,
Sr. Unsec’d. Notes, 144A	6.500%	08/15/32	200	$202,580
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	3.375	01/15/31	144	126,382
Sr. Unsec’d. Notes, 144A	4.375	07/15/30	383	357,503
Sr. Unsec’d. Notes, 144A	5.000	02/15/27	1,039	1,029,046

				5,125,624

Chemicals 1.8%

Ashland, Inc.,
Sr. Unsec’d. Notes	6.875	05/15/43	414	433,120
ASP Unifrax Holdings, Inc.,
Sec’d. Notes, 144A, Cash coupon 5.850% and PIK
1.250% or Cash coupon 7.100%	7.100	09/30/29	185	108,864
Avient Corp.,
Sr. Unsec’d. Notes, 144A	6.250	11/01/31	235	235,530
Celanese US Holdings LLC,
Gtd. Notes	6.580	07/15/29	100	103,839
Gtd. Notes	6.600	11/15/28	203	210,345
Gtd. Notes	6.800	11/15/30	73	76,940
Gtd. Notes	6.950	11/15/33	125	133,475
Chemours Co. (The),
Gtd. Notes, 144A	8.000	01/15/33	205	201,965
Cornerstone Chemical Co. LLC,
Sr. Sec’d. Notes, 144A, Cash coupon 5.000% and PIK 10.000%	15.000	12/06/28	35	33,509
Methanex US Operations, Inc.,
Gtd. Notes, 144A	6.250	03/15/32	175	175,308
Olympus Water US Holding Corp.,
Sr. Sec’d. Notes, 144A	4.250	10/01/28	600	565,444
Sr. Sec’d. Notes, 144A	7.250	06/15/31	600	610,791
Sr. Sec’d. Notes, 144A	9.750	11/15/28	600	632,335
SK Invictus Intermediate II Sarl,
Sr. Sec’d. Notes, 144A	5.000	10/30/29	513	480,517
SNF Group SACA (France),
Sr. Unsec’d. Notes, 144A	3.125	03/15/27	200	190,500

See Notes to Financial Statements.

72

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Chemicals (cont’d.)

Tronox, Inc.,
Gtd. Notes, 144A	4.625%	03/15/29	271	$242,294
WR Grace Holdings LLC,
Sr. Sec’d. Notes, 144A	7.375	03/01/31	179	182,118

				4,616,894

Coal 0.1%

Conuma Resources Ltd. (Canada),
Sr. Sec’d. Notes, 144A	13.125	05/01/28	174	176,175
Coronado Finance Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A	9.250	10/01/29	203	204,741

				380,916

Commercial Services 4.5%

Adtalem Global Education, Inc.,
Sr. Sec’d. Notes, 144A	5.500	03/01/28	79	78,295
Allied Universal Holdco LLC,
Sr. Sec’d. Notes, 144A	7.875	02/15/31	439	452,833
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Unsec’d. Notes, 144A	6.000	06/01/29	400	379,347
Sr. Unsec’d. Notes, 144A	9.750	07/15/27	1,957	1,969,467
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A	4.625	06/01/28	800	761,000
Alta Equipment Group, Inc.,
Sec’d. Notes, 144A	9.000	06/01/29	268	248,565
AMN Healthcare, Inc.,
Gtd. Notes, 144A	4.000	04/15/29	943	861,222
Gtd. Notes, 144A	4.625	10/01/27	87	84,037
APi Group DE, Inc.,
Gtd. Notes, 144A	4.750	10/15/29	50	47,451
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A	4.750	04/01/28	501	472,291
Gtd. Notes, 144A	5.375	03/01/29	383	356,190
Belron UK Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	5.750	10/15/29	200	199,000

See Notes to Financial Statements.

PGIM Fixed Income ETFs 73

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Commercial Services (cont’d.)

Boost Newco Borrower LLC,
Sr. Sec’d. Notes, 144A	7.500%	01/15/31	250	$261,319
Brink’s Co. (The),
Gtd. Notes, 144A	4.625	10/15/27	37	36,377
DCLI Bidco LLC,
Second Mortgage, 144A	7.750	11/15/29	155	161,721
Herc Holdings, Inc.,
Gtd. Notes, 144A	6.625	06/15/29	85	86,247
Hertz Corp. (The),
Gtd. Notes, 144A	4.625	12/01/26	111	96,073
Gtd. Notes, 144A	5.000	12/01/29	40	27,605
Mavis Tire Express Services Topco Corp.,
Sr. Unsec’d. Notes, 144A	6.500	05/15/29	1,555	1,514,485
NESCO Holdings II, Inc.,
Sec’d. Notes, 144A	5.500	04/15/29	466	439,205
Service Corp. International,
Sr. Unsec’d. Notes	3.375	08/15/30	170	152,750
Sr. Unsec’d. Notes	4.000	05/15/31	503	456,536
Sr. Unsec’d. Notes	5.750	10/15/32	70	69,474
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.,
Gtd. Notes, 144A	6.750	08/15/32	105	106,931
United Rentals North America, Inc.,
Gtd. Notes	3.750	01/15/32	472	421,991
Gtd. Notes	3.875	02/15/31	325	297,255
Gtd. Notes	4.875	01/15/28	520	512,659
Valvoline, Inc.,
Sr. Unsec’d. Notes, 144A	3.625	06/15/31	393	343,716
Veritiv Operating Co.,
Sr. Sec’d. Notes, 144A	10.500	11/30/30	149	162,156
VT Topco, Inc.,
Sr. Sec’d. Notes, 144A	8.500	08/15/30	176	187,208
WEX, Inc.,
Sr. Unsec’d. Notes, 144A	6.500	03/15/33	100	99,986
Williams Scotsman, Inc.,
Sr. Sec’d. Notes, 144A	6.625	06/15/29	227	231,407

				11,574,799

See Notes to Financial Statements.

74

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Computers 1.5%

Amentum Holdings, Inc.,
Gtd. Notes, 144A	7.250%	08/01/32	220	$224,516
Fortress Intermediate 3, Inc.,
Sr. Sec’d. Notes, 144A	7.500	06/01/31	336	348,147
Gartner, Inc.,
Gtd. Notes, 144A	3.625	06/15/29	50	47,048
McAfee Corp.,
Sr. Unsec’d. Notes, 144A	7.375	02/15/30	1,387	1,351,439
NCR Atleos Corp.,
Sr. Sec’d. Notes, 144A	9.500	04/01/29	743	810,903
NCR Voyix Corp.,
Gtd. Notes, 144A	5.000	10/01/28	766	742,542
Gtd. Notes, 144A	5.125	04/15/29	297	285,827
Gtd. Notes, 144A	5.250	10/01/30	7	6,783

				3,817,205

Cosmetics/Personal Care 0.1%

Perrigo Finance Unlimited Co.,
Gtd. Notes	6.125	09/30/32	291	291,000

Distribution/Wholesale 0.8%

H&E Equipment Services, Inc.,
Gtd. Notes, 144A	3.875	12/15/28	1,256	1,257,269
Ritchie Bros Holdings, Inc. (Canada),
Gtd. Notes, 144A	7.750	03/15/31	75	78,947
Sr. Sec’d. Notes, 144A	6.750	03/15/28	55	56,306
Velocity Vehicle Group LLC,
Sr. Unsec’d. Notes, 144A	8.000	06/01/29	40	41,755
Windsor Holdings III LLC,
Sr. Sec’d. Notes, 144A	8.500	06/15/30	505	534,598

				1,968,875

Diversified Financial Services 4.6%

Azorra Finance Ltd.,
Gtd. Notes, 144A	7.750	04/15/30	410	415,564
Bread Financial Holdings, Inc.,
Gtd. Notes, 144A	9.750	03/15/29	401	431,101

See Notes to Financial Statements.

PGIM Fixed Income ETFs 75

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Diversified Financial Services (cont’d.)

Encore Capital Group, Inc.,
Sr. Sec’d. Notes, 144A	8.500%	05/15/30	200	$210,297
Freedom Mortgage Holdings LLC,
Sr. Unsec’d. Notes, 144A	8.375	04/01/32	50	49,955
Sr. Unsec’d. Notes, 144A	9.250	02/01/29	65	67,849
GGAM Finance Ltd. (Ireland),
Gtd. Notes, 144A	8.000	02/15/27	664	686,928
Sr. Unsec’d. Notes, 144A	5.875	03/15/30	80	79,300
goeasy Ltd. (Canada),
Gtd. Notes, 144A	6.875	05/15/30	70	71,147
Gtd. Notes, 144A	9.250	12/01/28	258	275,234
Sr. Unsec’d. Notes, 144A	7.625	07/01/29	169	175,338
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
Sr. Sec’d. Notes, 144A	6.625	10/15/31	200	200,038
Sr. Unsec’d. Notes, 144A	5.000	08/15/28	200	191,005
LD Holdings Group LLC,
Gtd. Notes, 144A	6.125	04/01/28	252	219,141
Macquarie Airfinance Holdings Ltd. (United Kingdom),
Sr. Unsec’d. Notes, 144A	6.400	03/26/29	377	390,123
Sr. Unsec’d. Notes, 144A	6.500	03/26/31	105	109,838
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.125	12/15/30	439	415,022
Gtd. Notes, 144A	5.750	11/15/31	165	160,624
Gtd. Notes, 144A	6.000	01/15/27	1,154	1,151,740
Gtd. Notes, 144A	6.500	08/01/29	354	356,412
Navient Corp.,
Sr. Unsec’d. Notes	5.000	03/15/27	25	24,659
Sr. Unsec’d. Notes	5.500	03/15/29	175	168,386
Sr. Unsec’d. Notes	6.750	06/25/25	563	565,228
Sr. Unsec’d. Notes	9.375	07/25/30	133	145,099
OneMain Finance Corp.,
Gtd. Notes	3.875	09/15/28	365	341,885
Gtd. Notes	4.000	09/15/30	50	45,036
Gtd. Notes	6.625	01/15/28	548	557,505
Gtd. Notes	6.625	05/15/29	65	66,257
Gtd. Notes	7.125	03/15/26	685	698,957
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A	4.250	02/15/29	247	232,030
Gtd. Notes, 144A	5.375	10/15/25	988	987,333
Gtd. Notes, 144A	5.750	09/15/31	75	71,989

See Notes to Financial Statements.

76

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Diversified Financial Services (cont’d.)

PennyMac Financial Services, Inc., (cont’d.)
Gtd. Notes, 144A	6.875%	02/15/33	268	$268,030
Gtd. Notes, 144A	7.875	12/15/29	79	82,676
PHH Escrow Issuer LLC/PHH Corp.,
Sr. Unsec’d. Notes, 144A	9.875	11/01/29	236	229,768
PRA Group, Inc.,
Gtd. Notes, 144A	8.875	01/31/30	213	224,495
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
Gtd. Notes, 144A	2.875	10/15/26	325	311,538
Gtd. Notes, 144A	3.625	03/01/29	224	207,967
Gtd. Notes, 144A	3.875	03/01/31	100	89,603
Gtd. Notes, 144A	4.000	10/15/33	759	657,010
SLM Corp.,
Sr. Unsec’d. Notes	6.500	01/31/30	85	87,435
UWM Holdings LLC,
Gtd. Notes, 144A	6.625	02/01/30	280	282,390

				12,001,932

Electric 3.3%

Calpine Corp.,
Sr. Sec’d. Notes, 144A	3.750	03/01/31	865	790,768
Sr. Sec’d. Notes, 144A	4.500	02/15/28	200	195,465
Sr. Unsec’d. Notes, 144A	4.625	02/01/29	421	404,581
Sr. Unsec’d. Notes, 144A	5.000	02/01/31	840	808,767
Sr. Unsec’d. Notes, 144A	5.125	03/15/28	550	542,080
Edison International,
Jr. Sub. Notes	8.125(ff)	06/15/53	50	49,351
NRG Energy, Inc.,
Gtd. Notes, 144A	3.375	02/15/29	131	120,454
Gtd. Notes, 144A	3.625	02/15/31	910	812,366
Gtd. Notes, 144A	3.875	02/15/32	45	40,137
Jr. Sub. Notes, 144A	10.250(ff)	03/15/28(oo)	865	964,868
PG&E Corp.,
Jr. Sub. Notes	7.375(ff)	03/15/55	225	222,491
Sr. Sec’d. Notes	5.000	07/01/28	200	194,809
Sr. Sec’d. Notes	5.250	07/01/30	75	72,041
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)	1,769	1,796,733
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)	565	579,673

See Notes to Financial Statements.

PGIM Fixed Income ETFs 77

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)

Vistra Operations Co. LLC,
Gtd. Notes, 144A	4.375%	05/01/29	346	$329,879
Gtd. Notes, 144A	5.000	07/31/27	149	147,315
Gtd. Notes, 144A	5.500	09/01/26	195	194,895
Gtd. Notes, 144A	5.625	02/15/27	241	240,875

				8,507,548

Electrical Components & Equipment 0.5%

Energizer Holdings, Inc.,
Gtd. Notes, 144A	4.375	03/31/29	296	277,072
EnerSys,
Gtd. Notes, 144A	6.625	01/15/32	35	36,105
WESCO Distribution, Inc.,
Gtd. Notes, 144A	6.375	03/15/29	242	246,446
Gtd. Notes, 144A	6.375	03/15/33	180	181,611
Gtd. Notes, 144A	7.250	06/15/28	481	489,200

				1,230,434

Electronics 0.0%

Sensata Technologies, Inc.,
Gtd. Notes, 144A	3.750	02/15/31	75	66,441

Engineering & Construction 0.3%

Brand Industrial Services, Inc.,
Sr. Sec’d. Notes, 144A	10.375	08/01/30	507	516,128
Brundage-Bone Concrete Pumping Holdings, Inc.,
Sr. Sec’d. Notes, 144A	7.500	02/01/32	80	81,326
TopBuild Corp.,
Gtd. Notes, 144A	3.625	03/15/29	170	157,612
Gtd. Notes, 144A	4.125	02/15/32	90	81,216

				836,282

Entertainment 2.6%

Caesars Entertainment, Inc.,
Gtd. Notes, 144A	4.625	10/15/29	1,216	1,148,788
Sr. Sec’d. Notes, 144A	6.500	02/15/32	164	166,346
Sr. Sec’d. Notes, 144A	7.000	02/15/30	418	430,658

See Notes to Financial Statements.

78

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Entertainment (cont’d.)

CCM Merger, Inc.,
Sr. Unsec’d. Notes, 144A	6.375%	05/01/26	170	$170,110
Churchill Downs, Inc.,
Sr. Unsec’d. Notes, 144A	5.750	04/01/30	298	294,710
Cinemark USA, Inc.,
Gtd. Notes, 144A	7.000	08/01/32	55	56,241
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	6.750	02/15/29	872	855,233
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.,
Sr. Sec’d. Notes, 144A	4.875	05/01/29	848	810,074
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	4.125	07/01/29	153	139,270
Sr. Unsec’d. Notes, 144A	5.625	01/15/27	561	555,506
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
Gtd. Notes, 144A	5.875	09/01/31	135	87,785
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	02/01/33	275	274,717
Scientific Games Holdings LP/Scientific Games US FinCo, Inc.,
Sr. Unsec’d. Notes, 144A	6.625	03/01/30	567	557,693
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A	5.125	10/01/29	604	587,725
Gtd. Notes, 144A	6.250	03/15/33	95	94,717
Gtd. Notes, 144A	7.125	02/15/31	365	384,017

				6,613,590

Environmental Control 0.9%

GFL Environmental, Inc.,
Gtd. Notes, 144A	4.000	08/01/28	411	390,006
Gtd. Notes, 144A	4.375	08/15/29	760	718,200
Gtd. Notes, 144A	4.750	06/15/29	204	196,081
Reworld Holding Corp.,
Gtd. Notes	5.000	09/01/30	429	400,862
Gtd. Notes, 144A	4.875	12/01/29	442	416,499

See Notes to Financial Statements.

PGIM Fixed Income ETFs 79

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Environmental Control (cont’d.)

Waste Pro USA, Inc.,
Sr. Unsec’d. Notes, 144A	7.000%	02/01/33		115	$116,546
Wrangler Holdco Corp. (Canada),
Gtd. Notes, 144A	6.625	04/01/32		60	61,275

					2,299,469

Foods 2.2%

Albertsons Cos., Inc./Safeway Inc./New Albertsons LP/Albertsons LLC,
Sr. Unsec’d. Notes, 144A	6.250	03/15/33		175	177,182
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A	3.500	03/15/29		135	124,919
Gtd. Notes, 144A	5.875	02/15/28		125	125,032
B&G Foods, Inc.,
Gtd. Notes	5.250	09/15/27		574	540,844
Sr. Sec’d. Notes, 144A	8.000	09/15/28		1,150	1,174,772
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	8.125	05/14/30	GBP	175	214,443
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.125	01/31/30		236	219,979
Gtd. Notes, 144A	4.375	01/31/32		417	382,652
Pilgrim’s Pride Corp.,
Gtd. Notes	3.500	03/01/32		856	758,263
Gtd. Notes	4.250	04/15/31		545	514,301
Post Holdings, Inc.,
Gtd. Notes, 144A	4.625	04/15/30		397	372,377
Gtd. Notes, 144A	5.500	12/15/29		419	410,546
Gtd. Notes, 144A	6.250	10/15/34		175	174,186
Gtd. Notes, 144A	6.375	03/01/33		95	94,784
Sr. Sec’d. Notes, 144A	6.250	02/15/32		65	65,558
Sr. Unsec’d. Notes, 144A	4.500	09/15/31		318	290,307

					5,640,145

Forest Products & Paper 0.1%

Magnera Corp.,
Sr. Sec’d. Notes, 144A	7.250	11/15/31		397	398,881

See Notes to Financial Statements.

80

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Gas 0.1%

AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.750%	05/20/27	68	$65,567
Sr. Unsec’d. Notes	5.875	08/20/26	103	102,749

				168,316

Healthcare-Products 1.2%

Medline Borrower LP,
Sr. Sec’d. Notes, 144A	3.875	04/01/29	3,315	3,105,686

Healthcare-Services 3.7%
DaVita, Inc.,
Gtd. Notes, 144A	3.750	02/15/31	3,300	2,895,224
Gtd. Notes, 144A	4.625	06/01/30	411	381,256
Gtd. Notes, 144A	6.875	09/01/32	145	147,381
HCA, Inc.,
Gtd. Notes	7.500	11/06/33	50	56,048
LifePoint Health, Inc.,
Gtd. Notes, 144A	5.375	01/15/29	1,526	1,361,527
Sr. Sec’d. Notes, 144A	8.375	02/15/32	124	125,795
MPH Acquisition Holdings LLC,
Sr. Sec’d. Notes, 144A	5.750	12/31/30	376	277,527
Sr. Sec’d. Notes, 144A, Cash coupon 6.500% and PIK 5.000%	11.500	12/31/30	197	178,356
Prime Healthcare Services, Inc.,
Sr. Sec’d. Notes, 144A	9.375	09/01/29	699	662,270
Select Medical Corp.,
Gtd. Notes, 144A	6.250	12/01/32	153	152,396
Tenet Healthcare Corp.,
Sr. Sec’d. Notes	4.250	06/01/29	856	808,037
Sr. Sec’d. Notes	4.375	01/15/30	2,367	2,226,650
Sr. Unsec’d. Notes	6.875	11/15/31	210	215,612

				9,488,079

Holding Companies-Diversified 0.4%

Clue Opco LLC,
Sr. Sec’d. Notes, 144A	9.500	10/15/31	983	1,012,907

See Notes to Financial Statements.

PGIM Fixed Income ETFs 81

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Home Builders 3.6%

Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	4.625%	08/01/29	278	$260,489
Sr. Unsec’d. Notes, 144A	4.625	04/01/30	200	185,387
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27	726	725,659
Gtd. Notes	7.250	10/15/29	430	436,283
Sr. Unsec’d. Notes, 144A	7.500	03/15/31	487	487,902
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A	4.875	02/15/30	380	343,900
Gtd. Notes, 144A	6.250	09/15/27	1,137	1,134,544
Sr. Unsec’d. Notes, 144A	5.000	06/15/29	100	91,750
Empire Communities Corp. (Canada),
Sr. Unsec’d. Notes, 144A	9.750	05/01/29	150	156,000
Forestar Group, Inc.,
Gtd. Notes, 144A	5.000	03/01/28	410	401,234
KB Home,
Gtd. Notes	4.000	06/15/31	320	291,374
Gtd. Notes	4.800	11/15/29	228	221,090
Landsea Homes Corp.,
Gtd. Notes, 144A	8.875	04/01/29	304	302,508
M/I Homes, Inc.,
Gtd. Notes	3.950	02/15/30	330	303,391
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A	4.625	03/01/30	511	475,230
Sr. Unsec’d. Notes, 144A	5.250	12/15/27	1,127	1,105,869
New Home Co., Inc. (The),
Sr. Unsec’d. Notes, 144A	9.250	10/01/29	80	83,266
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Unsec’d. Notes	4.750	02/15/28	361	351,904
Sr. Unsec’d. Notes	4.750	04/01/29	417	395,281
STL Holding Co. LLC,
Sr. Unsec’d. Notes, 144A	8.750	02/15/29	180	190,022
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.875	06/15/27	771	778,890
Sr. Unsec’d. Notes, 144A	5.125	08/01/30	339	329,255

See Notes to Financial Statements.

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Home Builders (cont’d.)

Tri Pointe Homes, Inc.,
Gtd. Notes	5.250%	06/01/27	75	$73,925
Gtd. Notes	5.700	06/15/28	115	114,208

				9,239,361

Household Products/Wares 0.5%

ACCO Brands Corp.,
Gtd. Notes, 144A	4.250	03/15/29	673	619,994
Kronos Acquisition Holdings, Inc. (Canada),
Sr. Sec’d. Notes, 144A	8.250	06/30/31	115	108,387
Sr. Unsec’d. Notes, 144A	10.750	06/30/32	708	608,880

				1,337,261

Housewares 0.7%

Newell Brands, Inc.,
Sr. Unsec’d. Notes	6.375	05/15/30	120	119,665
Sr. Unsec’d. Notes	6.625	05/15/32	232	230,795
Sr. Unsec’d. Notes	7.000	04/01/46	250	225,935
Scotts Miracle-Gro Co. (The),
Gtd. Notes	4.000	04/01/31	487	433,804
Gtd. Notes	4.375	02/01/32	262	234,207
SWF Holdings I Corp.,
Sr. Unsec’d. Notes, 144A	6.500	10/01/29	939	556,557

				1,800,963

Insurance 1.1%

Acrisure LLC/Acrisure Finance, Inc.,
Sr. Sec’d. Notes, 144A	7.500	11/06/30	418	431,673
Sr. Unsec’d. Notes, 144A	8.250	02/01/29	1,301	1,348,853
Sr. Unsec’d. Notes, 144A	8.500	06/15/29	220	230,813
AmWINS Group, Inc.,
Sr. Unsec’d. Notes, 144A	4.875	06/30/29	389	370,555

See Notes to Financial Statements.

PGIM Fixed Income ETFs 83

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Insurance (cont’d.)

AssuredPartners, Inc.,
Sr. Unsec’d. Notes, 144A	5.625%	01/15/29	140	$141,606
BroadStreet Partners, Inc.,
Sr. Unsec’d. Notes, 144A	5.875	04/15/29	337	329,383

				2,852,883

Internet 0.4%

Gen Digital, Inc.,
Sr. Unsec’d. Notes, 144A	6.250	04/01/33	236	236,241
Go Daddy Operating Co. LLC/GD Finance Co., Inc.,
Gtd. Notes, 144A	3.500	03/01/29	477	442,198
Snap, Inc.,
Gtd. Notes, 144A	6.875	03/01/33	240	242,973

				921,412

Iron/Steel 1.1%

ATI, Inc.,
Sr. Unsec’d. Notes	7.250	08/15/30	60	62,421
Big River Steel LLC/BRS Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	01/31/29	659	661,584
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A	6.750	04/15/30	356	356,227
Gtd. Notes, 144A	6.875	11/01/29	301	302,609
Gtd. Notes, 144A	7.000	03/15/32	366	367,596
Gtd. Notes, 144A	7.375	05/01/33	105	105,586
Sr. Unsec’d. Notes, 144A	7.500	09/15/31	444	450,857
Mineral Resources Ltd. (Australia),
Sr. Unsec’d. Notes, 144A	9.250	10/01/28	487	502,438

				2,809,318

Leisure Time 3.4%

Amer Sports Co. (Finland),
Sr. Sec’d. Notes, 144A	6.750	02/16/31	375	385,313
Carnival Corp.,
Gtd. Notes, 144A	5.750	03/01/27	1,221	1,224,053
Gtd. Notes, 144A	6.125	02/15/33	65	65,468
Sr. Sec’d. Notes, 144A	4.000	08/01/28	2,101	2,013,283

See Notes to Financial Statements.

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Leisure Time (cont’d.)

Life Time, Inc.,
Sr. Sec’d. Notes, 144A	6.000%	11/15/31	125	$125,485
Lindblad Expeditions Holdings, Inc.,
Sr. Sec’d. Notes, 144A	9.000	05/15/28	482	503,613
Lindblad Expeditions LLC,
Sr. Sec’d. Notes, 144A	6.750	02/15/27	216	216,635
NCL Corp. Ltd.,
Gtd. Notes, 144A	5.875	03/15/26	170	170,066
Sr. Sec’d. Notes, 144A	5.875	02/15/27	237	237,661
Sr. Sec’d. Notes, 144A	8.125	01/15/29	263	277,781
Sr. Unsec’d. Notes, 144A	6.250	03/01/30	235	235,220
Sr. Unsec’d. Notes, 144A	6.750	02/01/32	310	316,975
Sr. Unsec’d. Notes, 144A	7.750	02/15/29	315	333,475
NCL Finance Ltd.,
Gtd. Notes, 144A	6.125	03/15/28	308	310,695
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes, 144A	5.500	04/01/28	796	800,107
Sr. Unsec’d. Notes, 144A	6.000	02/01/33	105	105,847
Viking Cruises Ltd.,
Gtd. Notes, 144A	5.875	09/15/27	300	299,625
Gtd. Notes, 144A	9.125	07/15/31	305	331,306
Viking Ocean Cruises Ship VII Ltd.,
Sr. Sec’d. Notes, 144A	5.625	02/15/29	600	589,500
VOC Escrow Ltd.,
Sr. Sec’d. Notes, 144A	5.000	02/15/28	349	341,148

				8,883,256

Lodging 1.5%

Boyd Gaming Corp.,
Gtd. Notes, 144A	4.750	06/15/31	770	724,822
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A	3.625	02/15/32	206	182,491
MGM Resorts International,
Gtd. Notes	4.625	09/01/26	125	124,019
Gtd. Notes	4.750	10/15/28	893	867,343
Gtd. Notes	5.500	04/15/27	560	559,446
Gtd. Notes	6.125	09/15/29	418	420,495
Gtd. Notes	6.500	04/15/32	427	430,159

See Notes to Financial Statements.

PGIM Fixed Income ETFs 85

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Lodging (cont’d.)

Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A	5.625%	08/26/28	600	$582,738

				3,891,513

Machinery-Construction & Mining 0.2%

Terex Corp.,
Gtd. Notes, 144A	5.000	05/15/29	474	456,559
Gtd. Notes, 144A	6.250	10/15/32	193	191,795

				648,354

Machinery-Diversified 0.9%

Chart Industries, Inc.,
Gtd. Notes, 144A	9.500	01/01/31	789	848,305
Sr. Sec’d. Notes, 144A	7.500	01/01/30	432	451,779
GrafTech Finance, Inc.,
Sec’d. Notes, 144A	4.625	12/23/29	433	299,361
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A	11.500	09/01/28	563	597,353
TK Elevator US Newco, Inc. (Germany),
Sr. Sec’d. Notes, 144A	5.250	07/15/27	250	246,563

				2,443,361

Media 4.3%

CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes	4.500	05/01/32	2,245	1,977,167
Sr. Unsec’d. Notes, 144A	4.250	02/01/31	510	456,309
Sr. Unsec’d. Notes, 144A	5.000	02/01/28	150	146,222
Sr. Unsec’d. Notes, 144A	5.125	05/01/27	50	49,329
Sr. Unsec’d. Notes, 144A	5.375	06/01/29	376	365,683
Sr. Unsec’d. Notes, 144A	5.500	05/01/26	110	109,864
CSC Holdings LLC,
Gtd. Notes, 144A	3.375	02/15/31	200	142,598
Gtd. Notes, 144A	4.125	12/01/30	200	147,050
Gtd. Notes, 144A	5.375	02/01/28	680	583,656
Gtd. Notes, 144A	5.500	04/15/27	200	185,559
Sr. Unsec’d. Notes, 144A	4.625	12/01/30	200	106,975
Sr. Unsec’d. Notes, 144A	5.750	01/15/30	200	115,056

See Notes to Financial Statements.

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Media (cont’d.)

DISH DBS Corp.,
Gtd. Notes	5.125%	06/01/29	1,331	$896,224
Gtd. Notes	7.375	07/01/28	557	411,623
Gtd. Notes	7.750	07/01/26	1,663	1,482,203
DISH Network Corp.,
Sr. Sec’d. Notes, 144A	11.750	11/15/27	375	395,811
News Corp.,
Sr. Unsec’d. Notes, 144A	3.875	05/15/29	125	118,274
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A(x)	4.500	09/15/26	214	185,909
Sr. Unsec’d. Notes, 144A(x)	6.500	09/15/28	528	368,739
Sinclair Television Group, Inc.,
Sr. Sec’d. Notes, 144A	4.375	12/31/32	25	15,769
Sr. Sec’d. Notes, 144A	8.125	02/15/33	335	331,816
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A	4.500	05/01/29	492	444,256
Sr. Sec’d. Notes, 144A	6.625	06/01/27	925	926,805
Sr. Sec’d. Notes, 144A	8.000	08/15/28	421	428,187
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	4.500	08/15/30	200	177,084
Sr. Sec’d. Notes, 144A	5.500	05/15/29	400	381,708
VZ Secured Financing BV (Netherlands),
Sr. Sec’d. Notes, 144A	5.000	01/15/32	250	220,625

				11,170,501

Metal Fabricate/Hardware 0.1%

Roller Bearing Co. of America, Inc.,
Sr. Unsec’d. Notes, 144A	4.375	10/15/29	253	240,668

Mining 2.3%
Arsenal AIC Parent LLC,
Sr. Sec’d. Notes, 144A	8.000	10/01/30	115	120,037
Unsec’d. Notes, 144A	11.500	10/01/31	382	427,155
Eldorado Gold Corp. (Turkey),
Sr. Unsec’d. Notes, 144A	6.250	09/01/29	459	452,909
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A	6.875	10/15/27	600	601,500
Gtd. Notes, 144A	8.000	03/01/33	245	249,594
Gtd. Notes, 144A	8.625	06/01/31	200	208,500

See Notes to Financial Statements.

PGIM Fixed Income ETFs 87

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Mining (cont’d.)

First Quantum Minerals Ltd. (Zambia), (cont’d.)
Sec’d. Notes, 144A	9.375%	03/01/29		200	$212,750
Hecla Mining Co.,
Gtd. Notes	7.250	02/15/28		160	162,051
Hudbay Minerals, Inc. (Canada),
Gtd. Notes, 144A	4.500	04/01/26		876	865,050
Gtd. Notes, 144A	6.125	04/01/29		379	378,488
New Gold, Inc. (Canada),
Gtd. Notes, 144A	7.500	07/15/27		831	833,077
Novelis Corp.,
Gtd. Notes, 144A	3.875	08/15/31		369	324,300
Gtd. Notes, 144A	4.750	01/30/30		477	449,292
Novelis, Inc.,
Gtd. Notes, 144A	6.875	01/30/30		356	363,042
Taseko Mines Ltd. (Canada),
Sr. Sec’d. Notes, 144A	8.250	05/01/30		195	201,805

					5,849,550

Miscellaneous Manufacturing 0.3%

Amsted Industries, Inc.,
Sr. Unsec’d. Notes, 144A	4.625	05/15/30		341	319,777
Sr. Unsec’d. Notes, 144A	6.375	03/15/33		90	90,211
Trinity Industries, Inc.,
Gtd. Notes, 144A	7.750	07/15/28		250	261,057

					671,045

Office/Business Equipment 0.0%

Zebra Technologies Corp.,
Gtd. Notes, 144A	6.500	06/01/32		80	81,331

Oil & Gas 5.7%

Aethon United BR LP/Aethon United Finance Corp.,
Sr. Unsec’d. Notes, 144A	7.500	10/01/29		101	104,156
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.,
Gtd. Notes	7.875	12/15/24	(d)	310	388

See Notes to Financial Statements.

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)

Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	9.000%	11/01/27	119	$150,440
Sr. Unsec’d. Notes, 144A	6.625	10/15/32	120	121,252
Sr. Unsec’d. Notes, 144A	8.250	12/31/28	270	276,449
Civitas Resources, Inc.,
Gtd. Notes, 144A	8.375	07/01/28	727	757,041
Gtd. Notes, 144A	8.625	11/01/30	263	276,502
CNX Resources Corp.,
Gtd. Notes, 144A	7.250	03/01/32	85	87,234
Comstock Resources, Inc.,
Gtd. Notes, 144A	5.875	01/15/30	294	280,009
Gtd. Notes, 144A	6.750	03/01/29	734	721,188
Crescent Energy Finance LLC,
Gtd. Notes, 144A	7.375	01/15/33	381	373,642
Gtd. Notes, 144A	7.625	04/01/32	274	274,066
Gtd. Notes, 144A	9.250	02/15/28	723	756,578
CrownRock LP/CrownRock Finance, Inc.,
Sr. Unsec’d. Notes, 144A	5.000	05/01/29	16	16,245
Diamond Foreign Asset Co./Diamond Finance LLC,
Sec’d. Notes, 144A	8.500	10/01/30	204	210,483
Expand Energy Corp.,
Gtd. Notes	4.750	02/01/32	281	266,739
Gtd. Notes	5.375	02/01/29	90	89,844
Gtd. Notes	5.375	03/15/30	189	187,875
Gtd. Notes, 144A	5.875	02/01/29	76	75,964
Gtd. Notes, 144A	6.750	04/15/29	65	65,877
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	02/01/29	907	885,897
Sr. Unsec’d. Notes, 144A	6.000	04/15/30	405	390,323
Sr. Unsec’d. Notes, 144A	6.000	02/01/31	251	239,494
Sr. Unsec’d. Notes, 144A	6.250	11/01/28	322	322,146
Sr. Unsec’d. Notes, 144A	6.250	04/15/32	74	70,876
Sr. Unsec’d. Notes, 144A	7.250	02/15/35	442	434,650
Sr. Unsec’d. Notes, 144A	8.375	11/01/33	84	87,837
Kraken Oil & Gas Partners LLC,
Sr. Unsec’d. Notes, 144A	7.625	08/15/29	35	34,365
Matador Resources Co.,
Gtd. Notes, 144A	6.500	04/15/32	320	320,048

See Notes to Financial Statements.

PGIM Fixed Income ETFs 89

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)

MEG Energy Corp. (Canada),
Gtd. Notes, 144A	5.875%	02/01/29	58	$57,275
Nabors Industries Ltd.,
Gtd. Notes, 144A	7.500	01/15/28	374	354,365
Nabors Industries, Inc.,
Gtd. Notes, 144A	8.875	08/15/31	592	532,645
Gtd. Notes, 144A	9.125	01/31/30	446	453,757
Noble Finance II LLC,
Gtd. Notes, 144A	8.000	04/15/30	407	411,462
Parkland Corp. (Canada),
Gtd. Notes, 144A	4.500	10/01/29	757	714,873
Gtd. Notes, 144A	4.625	05/01/30	484	452,540
Sr. Unsec’d. Notes, 144A	6.625	08/15/32	83	83,726
Permian Resources Operating LLC,
Gtd. Notes, 144A	6.250	02/01/33	80	80,406
Gtd. Notes, 144A	7.000	01/15/32	470	482,939
Gtd. Notes, 144A	8.000	04/15/27	378	387,259
Precision Drilling Corp. (Canada),
Gtd. Notes, 144A	6.875	01/15/29	149	148,255
Gtd. Notes, 144A	7.125	01/15/26	302	301,698
Range Resources Corp.,
Gtd. Notes, 144A	4.750	02/15/30	35	33,434
SM Energy Co.,
Sr. Unsec’d. Notes, 144A	6.750	08/01/29	65	65,079
Sr. Unsec’d. Notes, 144A	7.000	08/01/32	45	45,065
Sunoco LP,
Gtd. Notes, 144A	7.000	05/01/29	161	166,964
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes	4.500	05/15/29	500	478,562
Gtd. Notes	4.500	04/30/30	181	171,107
Gtd. Notes	5.875	03/15/28	182	182,033
Transocean, Inc.,
Gtd. Notes, 144A	8.250	05/15/29	673	663,746
Gtd. Notes, 144A	8.500	05/15/31	275	272,250
Sr. Sec’d. Notes, 144A	8.750	02/15/30	48	50,100

See Notes to Financial Statements.

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)

Valaris Ltd.,
Sec’d. Notes, 144A	8.375%	04/30/30	170	$172,338
Vital Energy, Inc.,
Gtd. Notes	9.750	10/15/30	50	52,518

				14,692,004

Packaging & Containers 1.7%

ARD Finance SA (Luxembourg),
Sr. Sec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%(x)	6.500	06/30/27	207	12,435
Ball Corp.,
Gtd. Notes	2.875	08/15/30	200	175,373
Clydesdale Acquisition Holdings, Inc.,
Gtd. Notes, 144A	8.750	04/15/30	245	248,774
Graham Packaging Co., Inc.,
Gtd. Notes, 144A	7.125	08/15/28	50	49,660
Graphic Packaging International LLC,
Gtd. Notes, 144A	3.500	03/01/29	100	93,262
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC (Canada),
Sr. Sec’d. Notes, 144A	6.000	09/15/28	561	557,494
Iris Holding, Inc.,
Sr. Unsec’d. Notes, 144A	10.000	12/15/28	330	305,113
LABL, Inc.,
Sr. Sec’d. Notes, 144A	5.875	11/01/28	135	119,059
Sr. Sec’d. Notes, 144A	8.625	10/01/31	140	126,477
Sr. Sec’d. Notes, 144A	9.500	11/01/28	50	48,073
Sr. Unsec’d. Notes, 144A	8.250	11/01/29	136	115,996
Sr. Unsec’d. Notes, 144A	10.500	07/15/27	845	816,371
Mauser Packaging Solutions Holding Co.,
Sr. Sec’d. Notes, 144A	7.875	04/15/27	209	213,157
OI European Group BV,
Gtd. Notes, 144A	4.750	02/15/30	37	33,969
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A	6.625	05/13/27	112	111,887
Gtd. Notes, 144A	7.250	05/15/31	80	78,883
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.,
Sr. Sec’d. Notes, 144A	4.375	10/15/28	233	234,094

See Notes to Financial Statements.

PGIM Fixed Income ETFs 91

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Packaging & Containers (cont’d.)

Trident TPI Holdings, Inc.,
Gtd. Notes, 144A	12.750%	12/31/28	1,040	$1,142,727
TriMas Corp.,
Gtd. Notes, 144A	4.125	04/15/29	50	46,716

				4,529,520

Pharmaceuticals 1.8%

AdaptHealth LLC,
Gtd. Notes, 144A	4.625	08/01/29	542	503,734
Gtd. Notes, 144A	5.125	03/01/30	826	768,347
Gtd. Notes, 144A	6.125	08/01/28	296	294,598
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28	25	19,687
Gtd. Notes, 144A	5.000	02/15/29	25	17,500
Gtd. Notes, 144A	5.250	01/30/30	29	18,633
Gtd. Notes, 144A	5.250	02/15/31	41	25,215
Gtd. Notes, 144A	6.250	02/15/29	975	702,000
Gtd. Notes, 144A	7.000	01/15/28	25	20,250
Gtd. Notes, 144A	9.000	12/15/25	25	24,906
Sr. Sec’d. Notes, 144A	4.875	06/01/28	275	237,359
Sr. Sec’d. Notes, 144A	11.000	09/30/28	50	50,625
Jazz Securities DAC,
Sr. Sec’d. Notes, 144A	4.375	01/15/29	200	191,000
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A	4.125	04/30/28	275	261,630
Sr. Unsec’d. Notes, 144A	5.125	04/30/31	1,200	1,093,775
P&L Development LLC/PLD Finance Corp.,
Sr. Sec’d. Notes, 144A, Cash coupon 9.000% and PIK
3.500% or Cash coupon 12.000%	12.000	05/15/29	395	407,210

				4,636,469

Pipelines 3.5%

Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.375	06/15/29	74	72,829
Gtd. Notes, 144A	5.750	03/01/27	565	563,939
Gtd. Notes, 144A	5.750	01/15/28	131	131,165
Gtd. Notes, 144A	6.625	02/01/32	256	262,248

See Notes to Financial Statements.

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)

Blue Racer Midstream LLC/Blue Racer Finance Corp.,
Sr. Unsec’d. Notes, 144A	7.000%	07/15/29		30	$30,957
Sr. Unsec’d. Notes, 144A	7.250	07/15/32		55	57,471
Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30	(oo)	50	50,898
EQM Midstream Partners LP,
Sr. Unsec’d. Notes, 144A	7.500	06/01/27		103	105,543
Sr. Unsec’d. Notes, 144A	7.500	06/01/30		85	92,426
Global Partners LP/GLP Finance Corp.,
Gtd. Notes	6.875	01/15/29		367	369,936
Gtd. Notes, 144A	8.250	01/15/32		128	133,679
Howard Midstream Energy Partners LLC,
Sr. Unsec’d. Notes, 144A	7.375	07/15/32		40	41,708
Sr. Unsec’d. Notes, 144A	8.875	07/15/28		50	52,742
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	4.800	05/15/30		441	415,946
Sr. Unsec’d. Notes, 144A	6.875	04/15/40		123	121,534
Sr. Unsec’d. Notes, 144A	7.500	07/15/38		273	274,559
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28		454	445,654
Gtd. Notes, 144A	6.000	03/01/27		558	557,783
Gtd. Notes, 144A	6.000	12/31/30		113	109,693
Gtd. Notes, 144A	6.000	09/01/31		124	119,682
Sr. Unsec’d. Notes, 144A	7.375	02/15/29		216	220,447
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A	3.875	08/15/29		412	383,986
Sr. Sec’d. Notes, 144A	4.125	08/15/31		248	226,083
Sr. Sec’d. Notes, 144A	6.250	01/15/30		353	361,104
Venture Global LNG, Inc.,
Jr. Sub. Notes, 144A	9.000(ff)	09/30/29	(oo)	896	911,095
Sr. Sec’d. Notes, 144A	7.000	01/15/30		395	400,498
Sr. Sec’d. Notes, 144A	9.500	02/01/29		1,351	1,491,557
Sr. Sec’d. Notes, 144A	9.875	02/01/32		1,033	1,130,034

					9,135,196

Real Estate 1.3%

Five Point Operating Co. LP/Five Point Capital Corp.,
Gtd. Notes, 144A	10.500(cc)	01/15/28		931	950,698

See Notes to Financial Statements.

PGIM Fixed Income ETFs 93

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Real Estate (cont’d.)

Greystar Real Estate Partners LLC,
Sr. Sec’d. Notes, 144A	7.750%	09/01/30	50	$52,567
Howard Hughes Corp. (The),
Gtd. Notes, 144A	4.125	02/01/29	227	208,541
Gtd. Notes, 144A	4.375	02/01/31	634	565,815
Gtd. Notes, 144A	5.375	08/01/28	740	719,627
Hunt Cos., Inc.,
Sr. Sec’d. Notes, 144A	5.250	04/15/29	948	911,435

				3,408,683

Real Estate Investment Trusts (REITs) 2.3%

Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31	481	381,253
Gtd. Notes	9.750	06/15/25	688	688,013
Sr. Unsec’d. Notes	4.750	02/15/28	53	47,248
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	3.500	03/15/31	221	151,356
Gtd. Notes	4.625	08/01/29	424	328,964
Sr. Sec’d. Notes, 144A	8.500	02/15/32	75	76,979
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Gtd. Notes, 144A	7.000	02/01/30	280	285,764
Sr. Sec’d. Notes, 144A	5.875	10/01/28	225	223,130
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A	4.500	02/15/29	131	125,403
Gtd. Notes, 144A	6.500	04/01/32	248	251,177
SBA Communications Corp.,
Sr. Unsec’d. Notes	3.125	02/01/29	699	640,705
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes, 144A	3.625	07/15/26	210	204,150
Sr. Unsec’d. Notes, 144A	4.375	01/15/27	225	219,600
Sr. Unsec’d. Notes, 144A	6.000	04/15/30	25	24,822
Sr. Unsec’d. Notes, 144A	6.500	07/01/30	100	101,446
Sr. Unsec’d. Notes, 144A	7.250	04/01/29	150	156,225
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC,
Gtd. Notes, 144A	6.500	02/15/29	852	791,854

See Notes to Financial Statements.

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs) (cont’d.)

Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, (cont’d.)
Sr. Sec’d. Notes, 144A	4.750%	04/15/28	468	$449,490
Sr. Sec’d. Notes, 144A	10.500	02/15/28	744	794,409

				5,941,988

Retail 5.0%

1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A	4.000	10/15/30	995	906,694
Sr. Sec’d. Notes, 144A	3.875	01/15/28	246	236,002
Arko Corp.,
Gtd. Notes, 144A	5.125	11/15/29	353	319,155
BCPE Ulysses Intermediate, Inc.,
Sr. Unsec’d. Notes, 144A, Cash coupon 7.750% or PIK 8.500%	7.750	04/01/27	294	288,880
Brinker International, Inc.,
Gtd. Notes, 144A	8.250	07/15/30	466	498,016
Carvana Co.,
Sr. Sec’d. Notes, 144A, Cash coupon 9.000% or PIK 12.000%	9.000	12/01/28	1,285	1,331,592
Sr. Sec’d. Notes, 144A, Cash coupon 11.000% or PIK 13.000%	9.000	06/01/30	933	990,978
Sr. Sec’d. Notes, 144A, PIK 14.000%	9.000	06/01/31	685	778,973
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	12.000	11/30/28	225	252,337
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Gtd. Notes, 144A	6.750	01/15/30	1,170	1,088,556
Sr. Sec’d. Notes, 144A	4.625	01/15/29	284	268,548
Foundation Building Materials, Inc.,
Gtd. Notes, 144A	6.000	03/01/29	286	252,645
Gap, Inc. (The),
Gtd. Notes, 144A	3.625	10/01/29	359	328,935
Gtd. Notes, 144A	3.875	10/01/31	439	386,821
LBM Acquisition LLC,
Gtd. Notes, 144A	6.250	01/15/29	634	583,280
LCM Investments Holdings II LLC,
Sr. Unsec’d. Notes, 144A	4.875	05/01/29	619	589,884
Lithia Motors, Inc.,
Sr. Unsec’d. Notes, 144A	3.875	06/01/29	220	203,879

See Notes to Financial Statements.

PGIM Fixed Income ETFs 95

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Retail (cont’d.)

Park River Holdings, Inc.,
Gtd. Notes, 144A	5.625%	02/01/29	331	$282,632
Sr. Unsec’d. Notes, 144A	6.750	08/01/29	486	420,740
Patrick Industries, Inc.,
Gtd. Notes, 144A	4.750	05/01/29	75	71,572
Gtd. Notes, 144A	6.375	11/01/32	288	285,724
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes	6.750	03/01/32	958	970,783
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes	5.875	03/01/27	237	236,533
Sr. Unsec’d. Notes, 144A	5.000	06/01/31	736	674,494
Superior Plus LP/Superior General Partner, Inc. (Canada),
Gtd. Notes, 144A	4.500	03/15/29	493	456,025
White Cap Buyer LLC,
Sr. Unsec’d. Notes, 144A	6.875	10/15/28	304	303,661

				13,007,339

Software 0.2%

Camelot Finance SA,
Sr. Sec’d. Notes, 144A	4.500	11/01/26	185	181,792
Clarivate Science Holdings Corp.,
Gtd. Notes, 144A	4.875	07/01/29	428	392,709

				574,501

Telecommunications 5.4%

Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A	5.000	01/15/28	400	324,000
Sr. Sec’d. Notes, 144A	5.750	08/15/29	600	471,000
Sr. Sec’d. Notes, 144A	9.625	07/15/27	800	730,000
Connect Finco Sarl/Connect US Finco LLC (United Kingdom),
Sr. Sec’d. Notes, 144A	9.000	09/15/29	600	547,500
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1B14, 144A^	0.000	12/31/30	103	—
Sr. Sec’d. Notes, Series 3B14, 144A^	0.000	12/31/30	5	—

See Notes to Financial Statements.

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)

Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL US LLC (Jamaica),
Sr. Sec’d. Notes, Cash coupon 9.000% and PIK 1.942%	12.000%	05/25/27	566	$565,043
Digicel Midco Ltd./Difl US II LLC (Jamaica),
Sr. Unsec’d. Notes, PIK 10.500%	10.500	11/25/28	531	496,305
EchoStar Corp.,
Sr. Sec’d. Notes, Cash coupon 6.750% or PIK 6.750%	6.750	11/30/30	75	70,351
Sr. Sec’d. Notes	10.750	11/30/29	665	712,077
Frontier Communications Holdings LLC,
Sec’d. Notes	5.875	11/01/29	975	975,994
Sec’d. Notes, 144A	6.000	01/15/30	250	250,902
Sec’d. Notes, 144A	6.750	05/01/29	1,002	1,015,004
Sr. Sec’d. Notes, 144A	5.000	05/01/28	240	237,379
Sr. Sec’d. Notes, 144A	5.875	10/15/27	459	459,133
Iliad Holding SASU (France),
Sr. Sec’d. Notes, 144A	7.000	10/15/28	400	405,656
Sr. Sec’d. Notes, 144A	7.000	04/15/32	450	453,938
Sr. Sec’d. Notes, 144A	8.500	04/15/31	200	212,324
Intelsat Jackson Holdings SA (Luxembourg),
Sr. Sec’d. Notes, 144A	6.500	03/15/30	1,344	1,254,960
Level 3 Financing, Inc.,
Gtd. Notes, 144A	3.625	01/15/29	1,075	838,797
Gtd. Notes, 144A	3.750	07/15/29	325	251,461
Sec’d. Notes, 144A	3.875	10/15/30	300	235,896
Sec’d. Notes, 144A	4.000	04/15/31	50	38,870
Sec’d. Notes, 144A	4.500	04/01/30	485	401,194
Sec’d. Notes, 144A	4.875	06/15/29	51	44,271
Sr. Sec’d. Notes, 144A	10.500	04/15/29	232	259,853
Sr. Sec’d. Notes, 144A	10.750	12/15/30	216	242,647
Sr. Sec’d. Notes, 144A	11.000	11/15/29	664	753,092
Viasat, Inc.,
Sr. Unsec’d. Notes, 144A	5.625	09/15/25	106	105,483
Sr. Unsec’d. Notes, 144A	7.500	05/30/31	400	299,926
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	4.750	07/15/31	200	174,034

See Notes to Financial Statements.

PGIM Fixed Income ETFs 97

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)

Windstream Services LLC/Windstream Escrow Finance Corp.,
Sr. Sec’d. Notes, 144A	8.250%	10/01/31	824	$852,164
Zegona Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	8.625	07/15/29	265	280,595

				13,959,849

Transportation 0.2%

RXO, Inc.,
Gtd. Notes, 144A	7.500	11/15/27	100	102,797
Star Leasing Co. LLC,
Sec’d. Notes, 144A	7.625	02/15/30	230	232,954
XPO, Inc.,
Gtd. Notes, 144A	7.125	02/01/32	308	319,700

				655,451

TOTAL CORPORATE BONDS (cost $224,445,848)			223,676,635

FLOATING RATE AND OTHER LOANS 2.3%

Advertising 0.0%
Terrier Media Buyer, Inc.,
Term Facility, 3 Month SOFR + 3.600%	7.929(c)	06/18/29	22	20,214

Auto Parts & Equipment 0.2%
First Brands Group LLC,
Second Lien 2021 Term Loan, 3 Month SOFR + 8.762%	13.052(c)	03/30/28	235	219,137
Tenneco, Inc.,
Term A Loan, 1 Month SOFR + 4.850%	9.167(c)	11/17/28	168	164,712

				383,849

See Notes to Financial Statements.

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Building Materials 0.1%

Eco Material Technologies, Inc.,
Initial Term Loan, 1 Month SOFR + 3.250%	7.568%(c)	02/12/32	201	$201,000
Quikrete Holdings, Inc.,
Tranche B-3 Term Loan, 1 Month SOFR + 2.250%	6.560(c)	01/31/32	125	124,766

				325,766

Chemicals 0.3%

Consolidated Energy Finance SA (Switzerland),
2024 Incremental Term Loan, 3 Month SOFR + 4.500%	8.813(c)	11/15/30	174	167,609
Iris Holdings Ltd.,
Initial Term Loan, 3 Month SOFR + 4.850%	9.141(c)	06/28/28	145	139,408
TPC Group, Inc.,
Initial Term Loan, 3 Month SOFR + 5.750%	10.109(c)	12/16/31	95	94,763
Venator Finance Sarl,
Initial First-Out Term Loan, 3 Month SOFR + 10.000%^	14.308(c)	12/31/25	104	103,839
Term Loan, 3 Month SOFR + 10.000%^	14.302(c)	10/12/28	148	143,601
Venator Materials LLC,
First Out Term B Loan, 3 Month SOFR + 10.000%^	14.329(c)	07/16/26	104	104,408

				753,628

Commercial Services 0.1%

Catawba Nation Gaming Authority,
Term B Loan, 1 Month SOFR + 4.750%	9.125(c)	02/28/32	30	30,150
MPH Acquisition Holdings LLC,
First Out Term Loan, 1 Month SOFR + 3.750%	8.037(c)	12/31/30	168	166,042
Initial Term Loan, 1 Month SOFR + 4.600%	9.149(c)	12/31/30	100	83,709

				279,901

Computers 0.0%

Mcafee Corp.,
Refinancing Tranche B-1, 1 Month SOFR + 3.000%	7.309(c)	03/01/29	75	74,687

Electric 0.0%

Heritage Power LLC,
Term Loan, 1 Month SOFR + 5.500%^	9.824(c)	07/20/28	16	15,643

See Notes to Financial Statements.

PGIM Fixed Income ETFs 99

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Forest Products & Paper 0.0%

Magnera Corp.,
New Term Loan, 3 Month SOFR + 4.250%	8.563%(c)	11/04/31	75	$75,281

Household Products/Wares 0.0%

Kronos Acquisition Holdings, Inc. (Canada),
Initial Loan 2024, 3 Month SOFR + 4.000%	8.288(c)	07/08/31	75	67,851

Housewares 0.0%

SWF Holdings I Corp.,
Tranche A-1 Term Loan, 1 Month SOFR + 4.500%	8.824(c)	12/18/29	43	43,500

Insurance 0.4%

Acrisure LLC,
2024 Repricing Term B-6 Loan, 1 Month SOFR + 3.000%	7.324(c)	11/06/30	150	149,475
2024 Term B-1 Loan, 1 Month SOFR + 2.750%	7.074(c)	02/15/27	250	250,000
Asurion LLC,
New B-04 Term Loan, 1 Month SOFR + 5.364%	9.688(c)	01/20/29	365	353,528
New B-12 Term Loan, 1 Month SOFR + 4.250%	8.574(c)	09/19/30	174	173,459

				926,462

Internet 0.0%
Diamond Sports Net, LLC,
First Lien Exit Term Loan	12.000	01/02/28	76	68,501

Machinery-Diversified 0.0%
Graftech Global Enterprises, Inc.,
Initial Term Loan, 3 Month SOFR + 5.000%	9.337(c)	12/21/29	76	78,700

Media 0.5%
CSC Holdings LLC,
2022 Refinancing Term Loan, 1 Month SOFR + 4.500%	8.812(c)	01/18/28	746	730,557
Radiate Holdco LLC,
Amendment No. 6 Term Loan, 1 Month SOFR + 3.364%	7.688(c)	09/25/26	461	399,193
Sinclair Television Group, Inc.,
Term B-6 Loan, 2 Month SOFR + 3.300%^	7.618(c)	12/31/29	20	16,200

See Notes to Financial Statements.

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Media (cont’d.)

Sinclair Television Group, Inc., (cont’d.)
Term B-7 Loan, 1 Month SOFR + 4.100%	8.518%(c)	12/31/30	20	$15,650
Virgin Media Bristol LLC,
Facility Q Advance, 1 Month SOFR + 3.364%	7.676(c)	01/31/29	50	49,109

				1,210,709

Pharmaceuticals 0.3%

Bausch Health Cos., Inc.,
Second Amendment Term Loan, 1 Month SOFR + 5.250%	9.674(c)	02/01/27	652	646,255

Retail 0.0%

Great Outdoors Group LLC,
Term B-3 Loan, 1 Month SOFR + 3.250%	7.552(c)	01/23/32	38	38,194

Software 0.1%

AthenaHealth Group, Inc.,
Initial Term Loan, 1 Month SOFR + 3.000%	7.324(c)	02/15/29	37	37,264
BMC Software,
2031 Replacement Dollar Term Loan, 1 Month SOFR + 3.000%	7.291(c)	07/30/31	50	49,812
Skillsoft Finance II, Inc.,
Initial Term Loan, 1 Month SOFR + 5.364%	9.688(c)	07/14/28	189	164,507

				251,583

Telecommunications 0.3%

Connect Finco Sarl (United Kingdom),
Amendment No. 4 Term Loan, 1 Month SOFR + 4.500%	8.824(c)	09/27/29	273	236,938
Digicel International Finance Ltd. (Jamaica),
Initial Term Loan, 3 Month SOFR + 7.500%	11.791(c)	05/25/27	21	20,373
Level 3 Financing, Inc.,
Term B-1, 1 Month SOFR + 6.560%	10.884(c)	04/15/29	15	15,100
Term B-2, 1 Month SOFR + 6.560%	10.884(c)	04/15/30	15	15,205
Lumen Technologies, Inc.,
Term B-1 Loan, 1 Month SOFR + 2.350%	6.788(c)	04/15/29	175	164,719
Viasat, Inc.,
Initial Term Loan, 1 Month SOFR + 4.500%	8.932(c)	05/30/30	50	44,250

See Notes to Financial Statements.

PGIM Fixed Income ETFs 101

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Telecommunications (cont’d.)

Xplore, Inc.,
Initial Term Loan, 3 Month SOFR + 5.262%	9.552%(c)	10/24/29	61	$58,838
Second Out Term Loan, 3 Month SOFR + 1.762%	6.052(c)	10/24/31	246	194,848

				750,271

TOTAL FLOATING RATE AND OTHER LOANS
(cost $6,028,952)				6,010,995

U.S. TREASURY OBLIGATIONS 1.9%
U.S. Treasury Notes(k)	2.625	05/31/27	165	160,205
U.S. Treasury Notes(k)	3.500	09/30/26	2,200	2,182,469
U.S. Treasury Notes(k)	4.125	10/31/26	250	250,410
U.S. Treasury Notes(k)	4.125	10/31/29	200	200,953
U.S. Treasury Notes(k)	4.250	12/31/25	500	500,293
U.S. Treasury Notes	4.250	12/31/26	1,500	1,506,328

TOTAL U.S. TREASURY OBLIGATIONS
(cost $4,783,349)				4,800,658

			Shares

AFFILIATED EXCHANGE-TRADED FUND 5.0%
PGIM AAA CLO ETF
(cost $12,749,721)(wa)			248,426	12,781,518

COMMON STOCKS 0.8%

Chemicals 0.1%

Cornerstone Chemical Co.*^			1,807	34,333
TPC Group, Inc.*^			6,118	137,655
Venator Materials PLC*^(x)			433	173,200

				345,188

Gas Utilities 0.2%

Ferrellgas Partners LP (Class B Stock)			2,652	438,435

Interactive Media & Services 0.1%

Diamond Sports Group, LLC*			11,899	226,456

See Notes to Financial Statements.

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels 0.2%
Expand Energy Corp.	1,673	$165,426
Heritage Power LLC*	6,884	375,178
Heritage Power LLC*	94	5,123
Heritage Power LLC*^	2,456	1,228

		546,955

Wireless Telecommunication Services 0.2%
Digicel International Finance Ltd. (Jamaica)*	23,916	159,436
Intelsat Emergence SA (Luxembourg)*	7,641	285,903
Stonepeak Falcon Holdings, Inc. (Canada)*	21,241	66,104
Stonepeak Falcon Holdings, Inc. (Canada), CVR*^	1,112	—

		511,443

TOTAL COMMON STOCKS
(cost $2,018,024)		2,068,477

PREFERRED STOCKS 0.2%

Electronic Equipment, Instruments & Components 0.2%
Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31^	600	600,000

Wireless Telecommunication Services 0.0%
Digicel International Finance Ltd. (Jamaica)*^	1,558	17,608

TOTAL PREFERRED STOCKS
(cost $598,320)		617,608

	Units

WARRANTS* 0.0%

Interactive Media & Services
Diamond Sports Group, LLC, expiring 06/30/26
(cost $0)	22,258	15,380

TOTAL LONG-TERM INVESTMENTS
(cost $253,695,615)		253,078,487

See Notes to Financial Statements.

PGIM Fixed Income ETFs 103

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Shares	Value

SHORT-TERM INVESTMENT 1.8%

AFFILIATED MUTUAL FUND
PGIM Core Government Money Market Fund (7-day effective yield 4.497%)
(cost $ 4,614,919)(wa)	4,614,919	$4,614,919

TOTAL INVESTMENTS 99.6%
(cost $ 258,310,534)		257,693,406
Other assets in excess of liabilities(z) 0.4%		1,103,959

NET ASSETS 100.0%		$258,797,365

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $1,347,715 and 0.5% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at February 28, 2025.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of February 28, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(wa)	Represents investments in Funds affiliated with the Manager.
(x)

The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.

(x) Restricted Securities:

Issuer Description	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
ARD Finance SA (Luxembourg),
Sr. Sec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%, 6.500%, 06/30/27	02/23/21-12/30/24	$219,722	$12,435	0.0%
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A, 4.500%, 09/15/26	11/12/20-11/07/23	215,672	185,909	0.1
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Unsec’d. Notes, 144A, 6.500%, 09/15/28	11/18/22-11/16/23	284,395	368,739	0.1
Venator Materials PLC*^	09/26/18-10/17/23	612,979	173,200	0.1

Total		$1,332,768	$740,283	0.3%

See Notes to Financial Statements.

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Unfunded loan commitments outstanding at February 28, 2025:

Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
Graftech Global Enterprises, Inc., Delayed Draw Term Loan, 1.000%, Maturity Date 12/21/29 (cost $43,556)	44	$45,026	$1,470	$—
SWF Holdings I Corp., Delayed Draw Term Loan, 1.000%, Maturity Date 12/19/29 (cost $57,143)	57	58,000	857	—

		$103,026	$2,327	$—

Futures contracts outstanding at February 28, 2025:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
22	2 Year U.S. Treasury Notes	Jun. 2025	$4,553,313	$19,256
128	5 Year U.S. Treasury Notes	Jun. 2025	13,816,000	155,304
132	10 Year U.S. Treasury Notes	Jun. 2025	14,664,375	220,006
3	20 Year U.S. Treasury Bonds	Jun. 2025	354,281	6,019
5	30 Year U.S. Ultra Treasury Bonds	Jun. 2025	620,625	19,426

				$420,011

Forward foreign currency exchange contracts outstanding at February 28, 2025:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 03/04/25	JPM	GBP	174	$220,185	$219,329	$—	$(856)

See Notes to Financial Statements.

PGIM Fixed Income ETFs 105

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Forward foreign currency exchange contracts outstanding at February 28, 2025 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 03/04/25	CITI	GBP	174	$217,665	$219,329	$—	$(1,664)
Expiring 04/02/25	JPM	GBP	174	220,168	219,315	853	—

				$437,833	$438,644	853	(1,664)

						$853	$(2,520)

Credit default swap agreement outstanding at February 28, 2025:

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at February 28, 2025(4)	Value at Trade Date	Value at February 28, 2025	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.43.V1	12/20/29	5.000	%(Q)	15,530	3.091%	$1,188,035	$1,341,646	$153,611

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Notes to Financial Statements.

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total return swap agreements outstanding at February 28, 2025:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)

OTC Total Return Swap Agreements:
iBoxx US Dollar Liquid High Yield Index(T)	1 Day SOFR(Q)/ 4.390%	BNP	06/20/25	3,850	$10,205	$1,728	$8,477
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 4.390%	GSI	03/20/25	(1,600)	7,331	(59)	7,390
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 4.390%	MSI	12/20/25	(2,930)	(46,228)	(1,249)	(44,979)

					$(28,692)	$420	$(29,112)

(1)

On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$1,728	$(1,308)	$15,867	$(44,979)

See Notes to Financial Statements.

PGIM Fixed Income ETFs 107

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$—	$2,511,918

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Collateralized Loan Obligations	$—	$2,629,124	$—
Commercial Mortgage-Backed Security	—	478,092	—
Corporate Bonds	—	223,676,635	—**
Floating Rate and Other Loans	—	5,627,304	383,691
U.S. Treasury Obligations	—	4,800,658	—
Affiliated Exchange-Traded Fund	12,781,518	—	—
Common Stocks	165,426	1,556,635	346,416
Preferred Stocks	—	—	617,608
Warrants	—	15,380	—
Short-Term Investment
Affiliated Mutual Fund	4,614,919	—	—

Total	$17,561,863	$238,783,828	$1,347,715

Other Financial Instruments*
Assets
Unfunded Loan Commitments	$—	$2,327	$—
Futures Contracts	420,011	—	—
OTC Forward Foreign Currency Exchange Contract	—	853	—

See Notes to Financial Statements.

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

	Level 1	Level 2	Level 3
Other Financial Instruments* (continued)
Assets (continued)
Centrally Cleared Credit Default Swap Agreement	$—	$153,611	$—
OTC Total Return Swap Agreements	—	17,536	—

Total	$420,011	$174,327	$—

Liabilities
OTC Forward Foreign Currency Exchange Contracts	$—	$(2,520)	$—
OTC Total Return Swap Agreement	—	(46,228)	—

Total	$—	$(48,748)	$—

*

Other financial instruments are derivative instruments, with the exception of unfunded loan commitments, and are not reflected in the Schedule of Investments. Futures, forwards, centrally cleared swap contracts and unfunded loan commitments are recorded at net unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value.

**	Includes Level 3 investments with an aggregate value of $0.

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Corporate Bonds	Floating Rate and other Loans	Common Stocks	Preferred Stocks
Balance as of 08/31/24	$33,613	$467,024	$1,224,395	$627,182
Realized gain (loss)	9,759	—	—	1,228
Change in unrealized appreciation (depreciation)	65	11,878	(181,429)	(175)
Purchase/Exchange/Issuances	—	120,250	—	—
Sales/Paydowns	(9,839)	—	—	(11,048)
Accrued discount/premium	(4)	1,889	—	421
Transfer into Level 3*	—	—	—	—
Transfer out of Level 3*	(33,594)	(217,350)	(696,550)	—

Balance as of 02/28/25	$—	$383,691	$346,416	$617,608

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$—	$11,878	$(181,429)	$(175)

*

It is the Fund’s policy to recognize transfers in and transfers out at the securities’ fair values as of the beginning of period. Securities transferred between Level 2 and Level 3 are due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are typically a result of a change from the use of methods used by independent pricing services (Level 2) to the use of a single broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market quotations (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market data provided by independent pricing services or other valuation techniques which utilize observable inputs. In accordance with the requirements of ASC 820, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to the Schedule of Investments of the Fund.

See Notes to Financial Statements.

PGIM Fixed Income ETFs 109

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board, which contain unobservable inputs as follows:

Level 3 Securities**	Fair Value as of February 28, 2025	Valuation Approach	Valuation Methodology	Unobservable Inputs	Inputs (Range)
Corporate Bonds	$—	Market	Recovery Value	Recovery Rate	0.00%
Common Stocks	34,333	Market	Enterprise Value	EBITDA Multiple	12.2x
Common Stocks	1,228	Market	Enterprise Value	Recovery Rate	0.50%
Common Stocks	—	Market	Recovery Value	Recovery Rate	0.00%
Preferred Stocks	17,608	Market	Enterprise Value	Recovery Rate	11.30%
Preferred Stocks	600,000	Market	Transaction Based	Unadjusted Price	NA

	$653,169

**

The table does not include Level 3 securities and/or derivatives that are valued by independent pricing vendors or brokers. As of February 28, 2025, the aggregate value of these securities and/or derivatives was $694,546. The unobservable inputs for these investments were not developed by the Fund and are not readily available (e.g. single broker quotes).

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of February 28, 2025 were as follows:

Telecommunications	5.7%
Oil & Gas	5.7
Retail	5.0
Affiliated Exchange-Traded Fund	5.0
Media	4.8
Diversified Financial Services	4.6
Commercial Services	4.6
Healthcare-Services	3.7
Home Builders	3.6
Pipelines	3.5
Leisure Time	3.4
Electric	3.3
Entertainment	2.6
Aerospace & Defense	2.5
Real Estate Investment Trusts (REITs)	2.3
Mining	2.3
Chemicals	2.2
Foods	2.2
Building Materials	2.1
Pharmaceuticals	2.1

U.S. Treasury Obligations	1.9%
Affiliated Mutual Fund	1.8
Packaging & Containers	1.7
Auto Parts & Equipment	1.6
Computers	1.5
Lodging	1.5
Insurance	1.5
Airlines	1.4
Real Estate	1.3
Banks	1.3
Healthcare-Products	1.2
Iron/Steel	1.1
Collateralized Loan Obligations	1.0
Machinery-Diversified	0.9
Environmental Control	0.9
Distribution/Wholesale	0.8
Housewares	0.7
Advertising	0.6
Household Products/Wares	0.5
Auto Manufacturers	0.5

See Notes to Financial Statements.

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Industry Classification (continued):

Electrical Components & Equipment	0.5%
Apparel	0.5
Holding Companies-Diversified	0.4
Internet	0.4
Engineering & Construction	0.3
Software	0.3
Miscellaneous Manufacturing	0.3
Transportation	0.2
Machinery-Construction & Mining	0.2
Electronic Equipment, Instruments & Components	0.2
Oil, Gas & Consumable Fuels	0.2
Wireless Telecommunication Services	0.2
Commercial Mortgage-Backed Security	0.2
Gas Utilities	0.2
Forest Products & Paper	0.1

Coal	0.1%
Cosmetics/Personal Care	0.1
Interactive Media & Services	0.1
Metal Fabricate/Hardware	0.1
Gas	0.1
Office/Business Equipment	0.0	*
Electronics	0.0	*

	99.6
Other assets in excess of liabilities	0.4

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of February 28, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker-variation margin swaps	$153,611	*	—	$—
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	853		Unrealized depreciation on OTC forward foreign currency exchange contracts	2,520
Interest rate contracts	Due from/to broker-variation margin futures	420,011	*	—	—
Interest rate contracts	Premiums paid for OTC swap agreements	1,728		Premiums received for OTC swap agreements	1,308

See Notes to Financial Statements.

PGIM Fixed Income ETFs 111

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Unrealized appreciation on OTC swap agreements	$15,867	Unrealized depreciation on OTC swap agreements	$44,979

		$592,070		$48,807

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended February 28, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$124,506
Foreign exchange contracts	—	31,556	—
Interest rate contracts	(591,471)	—	(14,281)

Total	$(591,471)	$31,556	$110,225

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$67,602
Foreign exchange contracts	—	9,228	—
Interest rate contracts	475,474	—	62,298

Total	$475,474	$9,228	$129,900

For the six months ended February 28, 2025, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$26,961,091
Forward Foreign Currency Exchange Contracts - Purchased (2)	466,810
Forward Foreign Currency Exchange Contracts - Sold (2)	935,608
Credit Default Swap Agreements - Sell Protection (1)	9,895,000

See Notes to Financial Statements.

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Derivative Contract Type	Average Volume of Derivative Activities*
Total Return Swap Agreements (1)	$ 8,336,667

*	Average volume is based on average quarter end balances for the six months ended February 28, 2025.
(1)	Notional Amount in USD.
(2)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives where the legal right to set-off exists is presented in the summary below.

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BNP	$10,205	$—	$10,205	$—	$10,205
CITI	—	(1,664)	(1,664)	—	(1,664)
GSI	7,390	(59)	7,331	—	7,331
JPM	853	(856)	(3)	—	(3)
MSI	—	(46,228)	(46,228)	—	(46,228)

	$18,448	$(48,807)	$(30,359)	$—	$(30,359)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM Fixed Income ETFs 113

PGIM Active High Yield Bond ETF

Statement of Assets & Liabilities (unaudited)

as of February 28, 2025

Assets

Investments at value:
Unaffiliated investments (cost $240,945,894)	$240,296,969
Affiliated investments (cost $17,364,640)	17,396,437
Cash	2,286
Foreign currency, at value (cost $32,330)	32,732
Dividends and interest receivable	3,713,266
Receivable for Fund shares sold	3,539,273
Receivable for investments sold	3,079,513
Due from broker—variation margin futures	115,227
Unrealized appreciation on OTC swap agreements	15,867
Due from broker—variation margin swaps	4,054
Unrealized appreciation on unfunded loan commitments	2,327
Premiums paid for OTC swap agreements	1,728
Unrealized appreciation on OTC forward foreign currency exchange contracts	853

Total Assets	268,200,532

Liabilities
Payable for investments purchased	9,283,635
Management fee payable	70,725
Unrealized depreciation on OTC swap agreements	44,979
Unrealized depreciation on OTC forward foreign currency exchange contracts	2,520
Premiums received for OTC swap agreements	1,308

Total Liabilities	9,403,167

Net Assets	$258,797,365

Net assets were comprised of:
Common stock, at par	$7,325
Paid-in capital in excess of par	269,439,167
Total distributable earnings (loss)	(10,649,127)

Net assets, February 28, 2025	$258,797,365

Net asset value, offering price and redemption price per share.
($258,797,365 ÷ 7,325,000 shares of common stock issued and outstanding)	$35.33

See Notes to Financial Statements.

PGIM Active High Yield Bond ETF

Statement of Operations (unaudited)

Six Months Ended February 28, 2025

Net Investment Income (Loss)

Income
Interest income	$6,898,211
Affiliated dividend income	195,852
Unaffiliated dividend income	49,906

Total income	7,143,969

Expenses
Management fee	359,770
Less: Fee waiver and/or expense reimbursement	(15,541)

Net expenses	344,229

Net investment income (loss)	6,799,740

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions	(2,403,518)
Affiliated net capital gain distributions received	4,840
Futures transactions	(591,471)
Forward currency contract transactions	31,556
Swap agreement transactions	110,225
Foreign currency transactions	(4,816)

(2,853,184)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $31,797)	3,138,621
Futures	475,474
Forward currency contracts	9,228
Swap agreements	129,900
Foreign currencies	149
Unfunded loan commitment	2,327

3,755,699

Net gain (loss) on investment and foreign currency transactions	902,515

Net Increase (Decrease) In Net Assets Resulting From Operations	$7,702,255

See Notes to Financial Statements.

PGIM Fixed Income ETFs 115

PGIM Active High Yield Bond ETF

Statements of Changes in Net Assets (unaudited)

	Six Months Ended February 28, 2025	Year Ended August 31, 2024

Increase (Decrease) in Net Assets

Operations

Net investment income (loss)	$6,799,740	$8,908,478

Net realized gain (loss) on investment, in-kind redemptions and foreign currency transactions	(2,858,024)	(2,795,917)

Affiliated net capital gain distributions received	4,840	—

Net change in unrealized appreciation (depreciation) on investments and foreign currencies	3,755,699	6,917,394

Net increase (decrease) in net assets resulting from operations	7,702,255	13,029,955

Dividends and Distributions

Distributions from distributable earnings	(6,788,654)	(9,649,024)

Fund share transactions

Net proceeds from shares sold (1,025,000 and 300,000 shares, respectively)	36,110,600	10,373,060

Shares sold in-kind (2,550,000 and 800,000 shares, respectively)	89,577,317	27,316,828

Shares redeemed in-kind (0 and 500,000 shares, respectively)	—	(16,682,364)

Cost of shares purchased (0 and 175,000 shares, respectively)	—	(5,842,557)

Net increase (decrease) in net assets from Fund share transactions	125,687,917	15,164,967

Total increase (decrease)	126,601,518	18,545,898

Net Assets:

Beginning of period	132,195,847	113,649,949

End of period	$258,797,365	$132,195,847

See Notes to Financial Statements.

PGIM Active High Yield Bond ETF

Financial Highlights (unaudited)

	Six Months Ended February 28, 2025		Year Ended August 31,
			2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$35.25		$34.18	$34.64	$41.42	$39.99	$40.96
Income (loss) from investment operations:
Net investment income (loss)	1.28		2.61	2.39	1.85	1.95	2.49
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.17		1.31	(0.32)	(6.23)	2.30	(0.49)
Total from investment operations	1.45		3.92	2.07	(4.38)	4.25	2.00
Less Dividends and Distributions:
Dividends from net investment income	(1.37)		(2.85)	(2.53)	(1.92)	(2.24)	(2.55)
Distributions from net realized gains	-		-	-	(0.48)	(0.58)	(0.42)
Total dividends and distributions	(1.37)		(2.85)	(2.53)	(2.40)	(2.82)	(2.97)
Net asset value, end of period	$35.33		$35.25	$34.18	$34.64	$41.42	$39.99
Total Return(b):	4.19%		12.15%	6.32%	(11.01)%	11.00%	5.24%

Ratios/Supplemental Data:
Net assets, end of period (000)	$258,797		$132,196	$113,650	$94,396	$86,976	$34,994
Average net assets (000)	$186,025		$116,899	$91,165	$85,683	$58,270	$29,367
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.37	%(d)	0.45%	0.53%	0.53%	0.53%	0.53%
Expenses before waivers and/or expense reimbursement	0.39	%(d)	0.46%	0.53%	0.53%	0.53%	0.53%
Net investment income (loss)	7.37	%(d)	7.62%	7.06%	4.87%	4.76%	6.37%
Portfolio turnover rate(e)	24%		47%	35%	31%	85%	57%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Fixed Income ETFs 117

PGIM Floating Rate Income ETF

Schedule of Investments (unaudited)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 102.8%

ASSET-BACKED SECURITIES 9.5%

Collateralized Loan Obligations

Ares CLO Ltd. (Cayman Islands),
Series 2021-61A, Class BR, 144A, 3 Month SOFR + 2.100% (Cap N/A, Floor 2.100%)	6.393%(c)	04/20/37	550	$553,675

Atlas Senior Loan Fund Ltd. (United Kingdom),
Series 2023-21A, Class B, 144A, 3 Month SOFR + 3.000% (Cap N/A, Floor 3.000%)	7.293(c)	07/20/35	275	277,053

Atlas Static Senior Loan Fund Ltd. (Cayman Islands),
Series 2022-01A, Class BR, 144A, 3 Month SOFR + 2.650% (Cap N/A, Floor 2.650%)	6.952(c)	07/15/30	250	250,213

Avoca Capital CLO Ltd. (Ireland),
Series 10A, Class B1RR, 144A, 3 Month EURIBOR + 1.350% (Cap N/A, Floor 1.350%)	4.135(c)	04/15/35	EUR 250	258,088

Battalion CLO Ltd. (Cayman Islands),
Series 2017-11A, Class BR, 144A, 3 Month SOFR + 1.982% (Cap N/A, Floor 1.720%)	6.278(c)	04/24/34	250	250,125

Carlyle US CLO Ltd. (Cayman Islands),
Series 2023-05A, Class B, 144A, 3 Month SOFR + 2.650% (Cap N/A, Floor 2.650%)	6.950(c)	01/27/36	500	506,325

CIFC Funding Ltd. (Cayman Islands),
Series 2014-05A, Class BR3, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	6.053(c)	07/17/37	350	349,799

CQS US CLO Ltd. (Cayman Islands),
Series 2021-01A, Class BR, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	6.043(c)	01/20/35	400	401,223

Elevation CLO Ltd. (Cayman Islands),
Series 2020-11A, Class BR, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)	6.302(c)	10/15/37	400	402,518
Series 2021-14A, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	6.023(c)	01/20/38	500	499,907

Golub Capital Partners CLO Ltd. (United Kingdom),
Series 2023-68A, Class B, 144A, 3 Month SOFR + 2.800% (Cap N/A, Floor 2.800%)	7.100(c)	07/25/36	150	151,200

Hayfin US Ltd. (Cayman Islands),
Series 2024-15A, Class B, 144A, 3 Month SOFR + 2.200% (Cap N/A, Floor 2.200%)	6.500(c)	04/28/37	500	503,428

HPS Loan Management Ltd. (Cayman Islands),
Series 2023-18A, Class B, 144A, 3 Month SOFR + 2.950% (Cap N/A, Floor 2.950%)	7.243(c)	07/20/36	100	100,850

See Notes to Financial Statements.

PGIM Floating Rate Income ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

ICG US CLO Ltd. (United Kingdom),
Series 2023-01A, Class B, 144A, 3 Month SOFR + 3.000% (Cap N/A, Floor 3.000%)	7.293%(c)	07/18/36	500	$504,407

Mountain View CLO Ltd. (Cayman Islands),
Series 2023-01A, Class B, 144A, 3 Month SOFR + 3.000% (Cap N/A, Floor 3.000%)	7.302(c)	09/14/36	200	202,255

NGC Ltd. (United Kingdom),
Series 2024-01A, Class B, 144A, 3 Month SOFR + 2.100% (Cap N/A, Floor 2.100%)	6.393(c)	07/20/37	350	351,925

Octagon Investment Partners Ltd.,
Series 2017-01A, Class BR3, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 0.000%)	6.411(c)	10/31/37	750	748,906

OFSI BSL Ltd. (Cayman Islands),
Series 2023-12A, Class BR, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)	6.105(c)	01/20/38	900	901,457

PPM CLO Ltd. (Cayman Islands),
Series 2019-02A, Class BR2, 144A, 3 Month SOFR + 2.250% (Cap N/A, Floor 2.250%)	6.558(c)	04/16/37	500	502,336

Signal Peak CLO Ltd. (Cayman Islands),
Series 2021-09A, Class BR, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	6.189(c)	01/21/38	415	415,693

Sixth Street CLO Ltd. (Cayman Islands),
Series 2020-16A, Class BR, 144A, 3 Month SOFR + 2.450% (Cap N/A, Floor 2.450%)	6.743(c)	01/20/37	300	303,240

Sound Point CLO Ltd. (Cayman Islands),
Series 2020-02A, Class DR, 144A, 3 Month SOFR + 3.612% (Cap N/A, Floor 3.350%)	7.912(c)	10/25/34	250	250,624

Tikehau US CLO Ltd. (Bermuda),
Series 2022-01A, Class BR, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)	6.206(c)	01/20/38	900	899,576
Series 2023-02A, Class A1, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)	6.252(c)	01/15/36	500	503,607

Wind River CLO Ltd. (Cayman Islands),
Series 2021-03A, Class BR, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	6.021(c)	04/20/38	350	349,936

TOTAL ASSET-BACKED SECURITIES
(cost $10,370,466)				10,438,366

See Notes to Financial Statements.

PGIM Fixed Income ETFs 119

PGIM Floating Rate Income ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES 0.6%

BX Trust,
Series 2025-DIME, Class E, 144A, 1 Month SOFR + 3.000% (Cap N/A, Floor 3.000%)	7.310%(c)	02/15/35		250	$249,042

NYC Commercial Mortgage Trust,
Series 2025-03BP, Class D, 144A, 1 Month SOFR + 2.441% (Cap N/A, Floor 2.441%)	6.751(c)	02/15/42		150	149,625

ROCK Trust,
Series 2024-CNTR, Class E, 144A	8.819	11/13/41		200	212,485

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(cost $599,625)					611,152

CORPORATE BONDS 17.3%

Aerospace & Defense 0.0%

Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	7.875	04/15/27		45	45,197

Airlines 0.1%

VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Switzerland),
Sr. Unsec’d. Notes, 144A	7.875	05/01/27		75	74,227

Auto Manufacturers 0.1%

General Motors Co.,
Sr. Unsec’d. Notes	5.600	10/15/32		105	105,912

Banks 13.6%

Bank of America Corp.,
Jr. Sub. Notes, Series RR(v)	4.375(ff)	01/27/27	(oo)	500	487,507

Bank of Nova Scotia (The) (Canada),
Jr. Sub. Notes	7.350(ff)	04/27/85		1,600	1,601,815

Citigroup, Inc.,
Jr. Sub. Notes, Series CC	7.125(ff)	08/15/29	(oo)	340	347,556
Jr. Sub. Notes, Series EE	6.750(ff)	02/15/30	(oo)	260	260,691
Jr. Sub. Notes, Series FF	6.950(ff)	02/15/30	(oo)	855	862,966

Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes	6.850(ff)	02/10/30	(oo)	210	214,051
Jr. Sub. Notes, Series R(v)	7.560(ff)	08/10/25	(oo)	2,500	2,521,426
Jr. Sub. Notes, Series U	3.650(ff)	08/10/26	(oo)	1,290	1,243,499
Jr. Sub. Notes, Series V	4.125(ff)	11/10/26	(oo)	600	581,643
Jr. Sub. Notes, Series X	7.500(ff)	05/10/29	(oo)	175	183,642

See Notes to Financial Statements.

PGIM Floating Rate Income ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

JPMorgan Chase & Co.,
Jr. Sub. Notes, Series II(v)	4.000%(ff)	04/01/25	(oo)	1,500	$1,500,417
Jr. Sub. Notes, Series OO	6.500(ff)	04/01/30	(oo)	415	424,542

Royal Bank of Canada (Canada),
Jr. Sub. Notes	6.350(ff)	11/24/84		500	481,230
Jr. Sub. Notes(v)	7.500(ff)	05/02/84		1,750	1,806,875

Sumitomo Mitsui Financial Group, Inc. (Japan),
Jr. Sub. Notes	6.600(ff)	06/05/34	(oo)	100	101,750

Toronto-Dominion Bank (The) (Canada),
Jr. Sub. Notes(v)	7.250(ff)	07/31/84		970	980,256

U.S. Bancorp,
Jr. Sub. Notes	3.700(ff)	01/15/27	(oo)	600	572,839

Wells Fargo & Co.,
Jr. Sub. Notes, Series BB	3.900(ff)	03/15/26	(oo)	725	710,969

					14,883,674

Building Materials 0.1%

Quikrete Holdings, Inc.,
Sr. Unsec’d. Notes, 144A	6.750	03/01/33		145	147,159

Diversified Financial Services 1.5%

American Express Co.,
Jr. Sub. Notes	3.550(ff)	09/15/26	(oo)	1,700	1,644,572

Electric 0.5%

Calpine Corp.,
Sr. Unsec’d. Notes, 144A	5.000	02/01/31		150	144,423

Vistra Corp.,
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26	(oo)	100	102,597
Jr. Sub. Notes, Series C, 144A	8.875(ff)	01/15/29	(oo)	250	268,075

					515,095

Environmental Control 0.0%

GFL Environmental, Inc.,
Sr. Sec’d. Notes, 144A	6.750	01/15/31		50	51,853

See Notes to Financial Statements.

PGIM Fixed Income ETFs 121

PGIM Floating Rate Income ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Home Builders 0.0%

Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	4.625%	04/01/30	38	$35,224

Housewares 0.0%

SWF Holdings I Corp.,
Sr. Unsec’d. Notes, 144A	6.500	10/01/29	75	44,453

Machinery-Diversified 0.1%

Chart Industries, Inc.,
Sr. Sec’d. Notes, 144A	7.500	01/01/30	80	83,663

Media 0.1%

Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	4.400	04/01/33	75	68,238
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A(x)	4.500	09/15/26	25	21,718
Sr. Unsec’d. Notes, 144A(x)	6.500	09/15/28	25	17,459

				107,415

Oil & Gas 0.1%

Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	6.250	04/15/32	100	95,778

Packaging & Containers 0.1%

Sealed Air Corp.,
Gtd. Notes, 144A	5.000	04/15/29	50	48,823

Sealed Air Corp./Sealed Air Corp. US,
Gtd. Notes, 144A	6.125	02/01/28	25	25,218

				74,041

Pipelines 0.5%

Energy Transfer LP,
Sr. Unsec’d. Notes	3.750	05/15/30	75	70,935

See Notes to Financial Statements.

PGIM Floating Rate Income ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)

Targa Resources Corp.,
Gtd. Notes	4.200%	02/01/33		75	$69,429

Venture Global LNG, Inc.,
Jr. Sub. Notes, 144A	9.000(ff)	09/30/29	(oo)	360	366,065

					506,429

Real Estate Investment Trusts (REITs) 0.0%

Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31		60	47,558
Gtd. Notes	9.750	06/15/25		5	5,000
Sr. Unsec’d. Notes	4.750	02/15/28		5	4,457

					57,015

Retail 0.1%

Gap, Inc. (The),
Gtd. Notes, 144A	3.875	10/01/31		75	66,086

Telecommunications 0.4%

Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1B14, 144A^	0.000	12/31/30		5	—
Sr. Sec’d. Notes, Series 3B14, 144A^	0.000	12/31/30		5	—

Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL US LLC (Jamaica),
Sr. Sec’d. Notes, Cash coupon 9.000% and PIK 1.942%	12.000	05/25/27		207	206,250

Digicel Midco Ltd./Difl US II LLC (Jamaica),
Sr. Unsec’d. Notes, PIK 10.500%	10.500	11/25/28		120	111,921

Level 3 Financing, Inc.,
Sec’d. Notes, 144A	4.875	06/15/29		25	21,702
Sr. Sec’d. Notes, 144A	10.500	04/15/29		25	28,002
Sr. Sec’d. Notes, 144A	10.500	05/15/30		25	27,265
Sr. Sec’d. Notes, 144A	11.000	11/15/29		25	28,351

					423,491

TOTAL CORPORATE BONDS
(cost $18,596,011)					18,961,284

See Notes to Financial Statements.

PGIM Fixed Income ETFs 123

PGIM Floating Rate Income ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS 74.2%

Advertising 0.3%

Summer (BC) Bidco B LLC (Luxembourg),
Extended Facility B1, 1 Month SOFR + 5.000% (Cap N/A, Floor 0.000%)	5.000%(c)	02/15/29	175	$175,164

Summer BC Holdco B Sarl (Luxembourg),
Extended Facility B, 3 Month SOFR + 5.260%	9.589(c)	02/15/29	50	49,546

Terrier Media Buyer, Inc.,
Term Facility, 3 Month SOFR + 3.600%	7.929(c)	06/18/29	54	49,593

				274,303

Aerospace & Defense 0.7%

Azorra Soar TLB Finance Limited (Cayman Islands),
Initial Term Loan, 3 Month SOFR + 3.500%^	7.859(c)	10/18/29	307	304,926

Kaman Corporation,
Delayed Draw Term Loan	— (p)	02/28/32	11	10,735
Term B Loan	— (p)	01/29/32	114	113,546

Propulsion (BC) Finco,
Amendment No. 4 Replacement Term Loan, 3 Month SOFR + 3.250%	7.579(c)	09/14/29	149	149,911

Transdigm, Inc.,
Term Loan I, 3 Month SOFR + 2.750%	7.079(c)	08/24/28	50	49,730
Tranche K Term Loan, 3 Month SOFR + 2.750%	7.079(c)	03/22/30	99	99,359

				728,207

Agriculture 0.3%

Alltech, Inc.,
Term B Loan, 1 Month SOFR + 4.114%	8.438(c)	10/13/28	301	299,822

Airlines 0.3%

AAdvantage Loyalty IP Ltd.,
Initial Term Loan, 3 Month SOFR + 5.012%	9.305(c)	04/20/28	192	195,722

United Air Lines, Inc.,
Term B Loan, 3 Month SOFR + 2.000%	6.297(c)	02/22/31	149	149,228

				344,950

Auto Parts & Equipment 2.2%

Adient US LLC,
Term B-2 Loan, 1 Month SOFR + 2.250%	6.574(c)	01/31/31	324	322,673

See Notes to Financial Statements.

PGIM Floating Rate Income ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Auto Parts & Equipment (cont’d.)

Clarios Global LP,
2024 Term B Loan, 1 Month SOFR + 2.500%	6.824%(c)	05/06/30		175	$173,544
Amendment No. 6 Dollar Term Loan, 1 Month SOFR + 2.750%	7.074(c)	01/15/32		425	423,672

First Brands Group LLC,
2022-Ii Incremental Term Loan, 3 Month SOFR + 5.262%	9.552(c)	03/30/27		295	281,786
Second Lien 2021 Term Loan, 3 Month SOFR + 8.762%	13.052(c)	03/30/28		475	442,938

Tenneco, Inc.,
Term A Loan, 1 Month SOFR + 4.850%	9.167(c)	11/17/28		377	369,961
Term B Loan, 3 Month SOFR + 5.100%	9.425(c)	11/17/28		450	443,187

					2,457,761

Beverages 0.5%

Brewco Borrower LLC,
First Out New Money Term Loan^	10.814	04/05/28	(d)	272	135,772
Super Priority Term Loan, 1 Month SOFR + 9.000%	13.309(c)	01/05/26	(d)	33	31,344

City Brewing Co. LLC,
First Out B Term Loan^	8.064	04/05/28	(d)	10	5,000
Second Out Term Loan	9.564	04/05/28	(d)	120	12,557

Pegasus Bidco BV (Netherlands),
2024-2 Dollar Term Loan, 3 Month SOFR + 3.250%	7.573(c)	07/12/29		394	395,752

					580,425

Building Materials 3.9%

BCP VI Summit Holdings LP,
Initial Term Loan, 1 Month SOFR + 3.500%	7.824(c)	01/30/32		50	50,313

Cornerstone Building Brands, Inc.,
Term Loan, 1 Month SOFR + 5.625%	9.937(c)	08/01/28		370	365,009

CP Atlas Buyer, Inc.,
Term B Loan, 1 Month SOFR + 3.850%	8.174(c)	11/23/27		196	186,281

Eco Material Technologies, Inc.,
Initial Term Loan, 1 Month SOFR + 3.250%	7.568(c)	02/12/32		500	500,000

EMRLD Borrower LP,
Initial Term B Loan, 6 Month SOFR + 2.500%	6.933(c)	05/31/30		1,114	1,109,692

See Notes to Financial Statements.

PGIM Fixed Income ETFs 125

PGIM Floating Rate Income ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Building Materials (cont’d.)

EMRLD Borrower LP, (cont’d.)
Second Amendment Incremental Term Loan, 3 Month SOFR + 2.500%	6.829%(c)	08/04/31	150	$149,157

Griffon Corporation,
Repriced Term Loan, 3 Month SOFR + 2.250%	6.410(c)	01/24/29	397	397,836

Knife River Corporation,
Term B Loan	— (p)	02/28/32	75	74,906

Phrg Intermediate, LLC,
Term B Loan^	— (p)	02/20/32	200	198,250

Quikrete Holdings, Inc.,
Term B Loan (2029), 1 Month SOFR + 2.250%	6.574(c)	03/19/29	450	449,437
Tranche B-3 Term Loan, 1 Month SOFR + 2.250%	6.560(c)	01/31/32	400	399,250

Smyrna Ready Mix Concrete LLC,
2025 Term Loan, 1 Month SOFR + 3.000%	7.322(c)	04/02/29	249	249,896

Vector WP HoldCo, Inc.,
Initial Term B Loan, 1 Month SOFR + 5.114%	9.438(c)	10/12/28	147	146,175

				4,276,202

Chemicals 3.1%

A-Ap Buyer, Inc.,
Initial Term Loan, 1 Month SOFR + 3.250%	7.574(c)	09/09/31	125	125,313

Consolidated Energy Finance SA (Switzerland),
2024 Incremental Term Loan, 3 Month SOFR + 4.500%	8.813(c)	11/15/30	199	191,913

Ecovyst Catalyst Technologies LLC,
Second Amendment Term Loan, 3 Month SOFR + 2.000%	6.291(c)	06/12/31	50	49,253

Geon Performance Solutions LLC,
2024 Refinancing Term Loan, 3 Month SOFR + 4.512%	8.840(c)	08/18/28	370	368,419

Ineos US Finance LLC (Luxembourg),
2030 Dollar Term Loan, 1 Month SOFR + 3.250%	7.574(c)	02/18/30	374	369,922

Ineos US Petrochem LLC,
2030 Tranche B Dollar Term Loan, 1 Month SOFR + 3.850%	8.174(c)	03/14/30	74	73,459
New Term B Loan, 1 Month SOFR + 4.350%	8.674(c)	04/02/29	99	98,919

Iris Holdings Ltd.,
Initial Term Loan, 3 Month SOFR + 4.850%	9.141(c)	06/28/28	227	217,605

See Notes to Financial Statements.

PGIM Floating Rate Income ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Chemicals (cont’d.)

LSF11 A5 HoldCo, LLC,
2024 Refinancing Term Loan, 1 Month SOFR + 3.614%	7.935%(c)	10/15/28	515	$516,267

Minerals Technologies, Inc.,
Term B Loan, 1 Month SOFR + 2.000%	6.324(c)	11/21/31	150	150,469

Nouryon Finance BV (Netherlands),
November 2024 B-1 Dollar Term Loan, 3 Month SOFR + 3.250%	7.553(c)	04/03/28	241	242,551
November 2024 B-2 Dollar Term Loan, 3 Month SOFR + 3.250%	7.554(c)	04/03/28	99	99,559

Paint Intermediate III LLC,
Paint Intermediate/Wesco Group Cov-Lite Term B Loan, 3 Month SOFR + 3.000%	7.302(c)	09/11/31	150	149,875

SCIH Salt Holdings, Inc.,
First Lien Incremental Term B-1 Loan, 3 Month SOFR + 3.000%	7.291(c)	01/31/29	330	329,423

TPC Group, Inc.,
Initial Term Loan, 3 Month SOFR + 5.750%	10.109(c)	12/16/31	360	359,100

Tronox Finance LLC,
2024-B Term Loan, 1 Month SOFR + 2.500%	6.826(c)	09/30/31	75	74,109

				3,416,156

Commercial Services 7.2%

Albion Financing 3 Sarl (United Kingdom),
2025 Amended USD Term Loan, 3 Month SOFR + 3.000%	7.293(c)	08/16/29	124	124,311

Allied Universal Holdco LLC,
Term Loan USD, 1 Month SOFR + 3.850%	8.174(c)	05/12/28	448	447,947

API Group DE, Inc.,
2021 Incremental Term Loan B February 2025, 1 Month SOFR + 1.750%	6.074(c)	01/03/29	198	197,477

Belfor Holdings, Inc.,
Tranche B3, 1 Month SOFR + 3.000%^	7.324(c)	11/01/30	186	187,752

Belron Finance US LLC,
2031 Dollar Incremental Term Loan, 3 Month SOFR + 2.750%	7.052(c)	10/01/31	499	499,581

Boost Newco Borrower LLC,
Term B-2 Loan, 2 Month SOFR + 2.000%	6.291(c)	01/31/31	674	672,573

See Notes to Financial Statements.

PGIM Fixed Income ETFs 127

PGIM Floating Rate Income ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Commercial Services (cont’d.)

Catawba Nation Gaming Authority,
Term B Loan, 1 Month SOFR + 4.750%	9.125%(c)	02/28/32	100	$100,500

Cimpress PLC (Ireland),
2024-2 RefinancingTranche B-1, 1 Month SOFR + 2.500%^	6.824(c)	05/17/28	146	146,119

CoreLogic, Inc.,
First Lien Initial Term Loan, 1 Month SOFR + 3.614%	7.938(c)	06/02/28	446	443,283

Corporation Service Company,
Tranche B USD Term Loan, 1 Month SOFR + 2.000%	6.324(c)	11/02/29	247	246,264

Crisis Prevention Institute, Inc.,
2024 Term Loan, 1 Month SOFR + 4.000%	8.324(c)	04/09/31	375	374,531

DS Parent, Inc.,
Term B Loan, 3 Month SOFR + 5.500%	9.829(c)	01/31/31	100	93,281

EAB Global, Inc.,
Term Loan, 1 Month SOFR + 3.000%	7.324(c)	08/16/30	274	273,304

Grant Thornton Advisors LLC,
2025 Incremental Term Loan, 3 Month SOFR + 2.750%	7.055(c)	06/02/31	411	410,649

Ingenovis Health, Inc.,
First Lien Initial Term Loan, 1 Month SOFR + 3.750%	8.825(c)	03/06/28	349	146,619

Jupiter Buyer, Inc.,
Initial Term Loan, 1 Month SOFR + 4.750%	9.059(c)	11/01/31	179	179,759

Kuehg Corp.,
Term Loan, 2 Month SOFR + 3.250%	7.537(c)	06/12/30	124	124,209

Latham Pool Products, Inc.,
Initial Term Loan, 3 Month SOFR + 3.900%	8.191(c)	02/23/29	185	181,427

Markermeer Finance B.V. (Netherlands),
Term Facility B, 6 Month EURIBOR + 3.000%	5.765(c)	01/29/27	EUR 200	206,581

Mavis Tire Express Services Topco Corp,
2025 First Lien Incremental Term Loan, 3 Month SOFR + 3.000%	7.313(c)	05/04/28	248	248,178

MPH Acquisition Holdings LLC,
First Out Term Loan, 3 Month SOFR + 3.750%	8.037(c)	12/31/30	420	415,936
Initial Term Loan, 1 Month SOFR + 4.600%	9.149(c)	12/31/30	125	104,375

NAB Holdings LLC,
2025 Refinancing Term Loan, 1 Month SOFR + 2.500%	6.818(c)	11/23/28	345	342,323

See Notes to Financial Statements.

PGIM Floating Rate Income ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Commercial Services (cont’d.)

Neon Maple US Debt Mergersub, Inc .,
Tranche B-1 Term Loan, 1 Month SOFR + 3.000%	7.324%(c)	11/17/31	675	$673,734

Omnia Partners, LLC,
Amendment No. 3 Term Loan, 3 Month SOFR + 2.750%	7.050(c)	07/25/30	199	198,711

PG Polaris Bidco (Ursa Minor) (Luxembourg),
Term B Loan, 3 Month SOFR + 3.000%	7.329(c)	03/26/31	200	199,999

Ryan LLC,
Initial Term Loan, 1 Month SOFR + 3.500%	7.824(c)	11/14/30	314	314,213

TruGreen LP,
Second Refinancing Term Loan (First Lien), 1 Month SOFR + 4.100%	8.424(c)	11/02/27	148	142,338

Verde Purchaser, LLC,
Initial Term Loan, 3 Month SOFR + 4.500%	8.308(c)	11/30/30	150	149,671

VT Topco, Inc.,
Second Amendment Term Loan, 3 Month SOFR + 3.000%	7.329(c)	08/09/30	74	74,401

				7,920,046

Computers 3.3%

Amentum Holdings, Inc.,
Initial Term Loan, 1 Month SOFR + 2.250%	6.574(c)	09/29/31	325	320,125

Caci International, Inc.,
Tranche B Term Loan, 1 Month SOFR + 1.750%	6.066(c)	10/30/31	125	124,453

ConvergeOne Holdings, Inc.,
PVKG Intermediate Holdings, Inc. First Lien Term Loan, 3 Month SOFR + 5.750%	10.215(c)	06/04/30	55	49,876

Fortress Intermediate,
Initial Term Loan, 1 Month SOFR + 3.750%	8.074(c)	06/27/31	339	339,998

Indy US Bidco, LLC,
Eleventh Amendment Term Loan, 1 Month SOFR + 3.500%	7.824(c)	03/06/28	201	200,693

Mcafee Corp.,
Refinancing Tranche B-1, 1 Month SOFR + 3.000%	7.309(c)	03/01/29	418	416,451

NCR Atleos Corp.,
Term B Loan, 3 Month SOFR + 3.750%	8.053(c)	04/16/29	102	102,127

Peraton Corp.,
First Lien Term B Loan, 1 Month SOFR + 3.850%	8.174(c)	02/01/28	291	262,399

See Notes to Financial Statements.

PGIM Fixed Income ETFs 129

PGIM Floating Rate Income ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Computers (cont’d.)

Sandisk Corporation,
Term B Loan, 3 Month SOFR + 3.000%	7.330%(c)	02/20/32	675	$662,344

SonicWall US Holdings, Inc.,
2023 Term Loan, 3 Month SOFR + 5.000%	9.329(c)	05/18/28	74	73,291

Synechron, Inc.,
Initial Term Loan, 3 Month SOFR + 3.750%^	8.041(c)	09/26/31	175	175,000

Tempo Acquisition LLC,
Term B Loan, 1 Month SOFR + 1.750%	6.074(c)	08/31/28	438	434,717

VeriFone Systems, Inc.,
First Lien Initial Term Loan, 3 Month SOFR + 4.262%	8.583(c)	08/20/25	505	478,104

				3,639,578

Cosmetics/Personal Care 0.4%

Rainbow UK Bidco Ltd. (Luxembourg),
Facility B-3 Loan, SONIA + 4.500%	8.955(c)	02/23/29	GBP 375	471,123

Distribution/Wholesale 2.2%

AIP RD Buyer Corp.,
Term B Loan (First Lien), 1 Month SOFR + 4.000%	8.324(c)	12/23/30	149	148,940

Gates Corporation,
Initial B-4 Dollar Term Loan, 1 Month SOFR + 1.750%	6.074(c)	11/16/29	244	243,119
Initial B-5 Dollar Term Loan, 1 Month SOFR + 1.750%	6.074(c)	06/04/31	75	74,407

Olympus Water US Holding Corporation,
Term B-6 Dollar Loan, 3 Month SOFR + 3.000%	7.337(c)	06/20/31	530	528,463

Protective Industrial Products, Inc.,
Term Loan	— (p)	01/31/32	275	272,708

Quimper AB (Sweden),
Term B Loan, 3 Month EURIBOR + 3.750%	6.428(c)	03/31/30	EUR 450	469,271

Resideo Funding, Inc.,
Fifth Amend 2031 Term B Loan, 3 Month SOFR + 1.750%	6.109(c)	06/13/31	398	398,664

See Notes to Financial Statements.

PGIM Floating Rate Income ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Distribution/Wholesale (cont’d.)

Windsor Holdings III LLC,
(USD) Term B Loan, 1 Month SOFR + 2.750%	2.750%(c)	08/01/30	150	$150,000
Facility 2024 September Dollar Refinancing Term B Loan, 1 Month SOFR + 3.500%	7.822(c)	08/01/30	163	162,940

				2,448,512

Diversified Financial Services 2.7%

Blackhawk Network Holdings, Inc.,
Term B Loan, 1 Month SOFR + 4.000%	8.324(c)	03/12/29	124	124,864

CPI Holdco B LLC,
Initial Term Loan, 1 Month SOFR + 2.000%	6.324(c)	05/17/31	349	347,525

CPI Holdco B, LLC,
First Amendment Incremental Term Loan, 1 Month SOFR + 2.250%	6.574(c)	05/19/31	200	199,312

Dechra Finance US,
Facility B1 Loan, 6 Month SOFR + 3.250%	7.513(c)	12/31/31	200	200,167

FleetCor Technologies Operating Company LLC,
Add-On Term Loan, 1 Month SOFR + 1.750%	6.074(c)	04/28/28	100	99,714

Focus Financial Partners LLC,
Initial Term Loan, 1 Month SOFR + 3.250%	7.574(c)	09/15/31	350	349,344
Tranche B Incremental Term Loan, 1 Month SOFR + 2.750%	7.074(c)	09/15/31	125	124,583

Hudson River Trading LLC,
Term B-1 Loan, 1 Month SOFR + 3.000%	7.310(c)	03/18/30	666	665,044

Jane Street Group LLC,
Extended Term Loan, 3 Month SOFR + 2.000%	6.313(c)	12/15/31	249	246,109

Jefferies Finance LLC,
Initial Term Loan 2024, 1 Month SOFR + 3.000%	7.322(c)	10/21/31	350	349,313

VFH Parent LLC,
Term B-1 Loan, 1 Month SOFR + 2.500%	6.824(c)	06/21/31	218	218,474

				2,924,449

Electric 1.0%

Calpine Corporation,
Facility 2024 Term Loan, 1 Month SOFR + 1.750%	6.074(c)	02/15/32	125	124,844
Term B-10, 1 Month SOFR + 1.750%	6.074(c)	01/31/31	474	473,283

See Notes to Financial Statements.

PGIM Fixed Income ETFs 131

PGIM Floating Rate Income ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Electric (cont’d.)

Discovery Energy Holding Corporation,
Initial Dollar Term Loan, 1 Month SOFR + 3.750%	8.074%(c)	05/01/31	298	$295,347

Lightstone HoldCo LLC,
Extended Term B Loan, 3 Month SOFR + 5.750%	10.041(c)	01/29/27	184	185,481
Extended Term C Loan, 3 Month SOFR + 5.750%	10.041(c)	01/29/27	10	10,491

				1,089,446

Electronics 0.8%

Coherent Corp.,
Term B-2 Loan, 1 Month SOFR + 2.000%	6.324(c)	07/02/29	231	229,601

Ingram Micro, Inc.,
2024 Term B Loan, 3 Month SOFR + 2.750%	7.077(c)	09/22/31	194	194,916

Minimax Viking GmbH - MX Holdings US, Inc.,
Term B Loan^	— (p)	03/31/32	300	300,000

Roper Industrial Product,
Tranche D Dollar Term Loan, 3 Month SOFR + 2.750%	7.079(c)	11/22/29	149	148,854

				873,371

Energy-Alternate Sources 0.1%

WIN Waste Innovations Holdings, Inc.,
Initial Term Loan, 1 Month SOFR + 2.750%	7.188(c)	03/24/28	105	103,097

Engineering & Construction 1.3%

Arcosa, Inc.,
Initial Term Loan, 1 Month SOFR + 2.250%	6.574(c)	08/12/31	200	201,000

Azuria Water Solutions, Inc.,
2025 Replacement Term Loan, 1 Month SOFR + 3.000%	7.324(c)	05/17/28	273	273,902

Brown Group Holding LLC,
Initial Term Loan, 1 Month SOFR + 2.500%	6.824(c)	07/01/31	149	148,795

Construction Partners, Inc.,
Closing Date Loan, 1 Month SOFR + 2.500%	6.824(c)	11/03/31	300	299,250

See Notes to Financial Statements.

PGIM Floating Rate Income ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Engineering & Construction (cont’d.)

Legence Holdings LLC,
Amendment No. 9 Refinancing Term Loan, 1 Month SOFR + 3.250%	7.574%(c)	12/18/28	125	$124,791
Michael Baker International LLC,
Term B Loan First Lien, 1 Month SOFR + 4.000%	8.324(c)	12/01/28	349	350,745

				1,398,483

Entertainment 2.5%

Allen Media LLC,
Term B Loan, 3 Month SOFR + 5.650%	9.979(c)	02/10/27	183	110,992
Allwyn Entertainment Financing (US) LLC,
New Facility B, 1 Month SOFR + 2.000%	6.307(c)	06/11/31	125	124,531
AP Gaming I LLC,
Term B Loan, 1 Month SOFR + 3.750%	8.074(c)	02/15/29	74	74,587
Caesars Entertainment, Inc.,
Incremental Term B-1 Loan, 3 Month SOFR + 2.250%	6.563(c)	02/06/31	199	198,665
Term B Loan, 3 Month SOFR + 2.250%	6.563(c)	02/06/30	164	164,189
Cinemark USA, Inc.,
Term B Loan, 3 Month SOFR + 2.750%	7.075(c)	05/24/30	221	222,512
Delta 2 (Lux) Sarl (Luxembourg),
Term B-1 Loan, 3 Month SOFR + 2.000%	6.329(c)	09/30/31	150	150,250
Dk Crown Holdings, Inc.,
Term B Loan	— (p)	02/25/32	150	149,813
ECL Entertainment LLC,
Term B Loan, 1 Month SOFR + 3.500%	7.824(c)	08/31/30	50	49,999
Entain PLC (United Kingdom),
Facility B3, 3 Month SOFR + 2.750%	7.079(c)	10/31/29	495	494,949
Flutter Entertainment Public Limited Company (Ireland),
2024 Term B Loan, 3 Month SOFR + 1.750%	6.079(c)	11/30/30	223	222,611
Formula One Management Ltd. (Luxembourg),
Incremental Term Facility	— (p)	09/30/31	75	75,125
Maverick Gaming LLC,
First Out Term Loan, 3 Month SOFR + 7.500%	11.805(c)	06/03/28	34	31,407
Second Out Term Loan, 3 Month SOFR + 4.600%^	11.805(c)	06/05/28	62	29,582

See Notes to Financial Statements.

PGIM Fixed Income ETFs 133

PGIM Floating Rate Income ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Entertainment (cont’d.)

PCI Gaming Authority,
2024 Term B Loan, 1 Month SOFR + 2.000%	6.324%(c)	07/18/31	498	$496,961
Six Flags Entertainment Corp.,
Initial Term B Loan, 1 Month SOFR + 2.000%	6.309(c)	05/01/31	150	149,531

				2,745,704

Environmental Control 2.7%

Action Environmental Group, Inc. (The),
2024 Term Loan B-4th Amendment, 3 Month SOFR + 3.750%^	8.079(c)	10/24/30	488	490,399
GFL Environmental, Inc.,
2024 Refinancing Term Loan, 3 Month SOFR + 2.000%	6.305(c)	07/03/31	449	448,314
Term B Loan	— (p)	03/03/32	400	399,300
JFL-Tiger Acquisition Co., Inc.,
Initial Term Loan, 3 Month SOFR + 4.000%	8.337(c)	10/17/30	348	347,248
Madison Iaq LLC,
Initial Term Loan, 6 Month SOFR + 2.500%	6.762(c)	06/21/28	249	248,228
Mip V Waste Holdings, LLC,
Tranche B-1 Term Loan, 6 Month SOFR + 3.000%	7.427(c)	12/08/28	248	248,096
Reworld Holding Corp.,
2024 Refinancing Term B-1 Loan, 1 Month SOFR + 2.250%	6.567(c)	11/30/28	186	185,441
2024 Refinancing Term C-1 Loan, 1 Month SOFR + 2.250%	6.567(c)	11/30/28	14	14,247
Incremental Term B Loan, 1 Month SOFR + 2.500%	6.807(c)	11/30/28	202	201,864
Incremental Term C Loan, 1 Month SOFR + 2.500%	6.807(c)	11/30/28	11	11,163
Tidal Waste & Recycling Holdings LLC,
Term B Loan, 3 Month SOFR + 3.500%	7.829(c)	10/03/31	150	150,421
WIN Waste Innovations Holdings, Inc.,
Incremental Term Loan	— (p)	03/24/28	165	163,350

				2,908,071

See Notes to Financial Statements.

PGIM Floating Rate Income ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Foods 0.6%

BCPE North Star U.S. Holdco, Inc.,
First Lien Initial Term Loan, 1 Month SOFR + 4.114%	8.438%(c)	06/09/28	270	$266,026
Froneri International Ltd.,
Facility B4, 6 Month SOFR + 2.000%	6.237(c)	09/29/31	400	398,000
UTZ Quality Foods LLC,
Term B Loan, 1 Month SOFR + 2.500%	6.824(c)	01/29/32	25	25,000

				689,026

Forest Products & Paper 0.8%

Asplundh Tree Expert LLC,
Amendment No. 4 Term Loan, 1 Month SOFR + 1.750%	6.074(c)	05/23/31	750	750,000
Magnera Corp.,
New Term Loan, 3 Month SOFR + 4.250%	8.563(c)	11/04/31	125	125,469

				875,469

Hand/Machine Tools 0.7%

Alliance Laundry Systems LLC,
Initial Term B Loan, 3 Month SOFR + 2.750%	7.072(c)	08/19/31	375	375,182
Dynamo US Bidco, Inc.,
Facility B (USD) Loan, 6 Month SOFR + 4.000%	8.262(c)	09/30/31	100	100,062
Madison Safety & Flow LLC,
Initial Term Loan, 1 Month SOFR + 3.250%	7.570(c)	09/26/31	175	175,219
Initial Term Loan, 1 Month SOFR + 3.250%	7.574(c)	09/26/31	125	124,791

				775,254

Healthcare-Products 0.5%

Auris Luxembourg III Sarl (Denmark),
Facility B-6 Loan, 6 Month SOFR + 3.750%	8.177(c)	02/28/29	50	49,854
Medline Borrower LP,
Dollar Incremental Term Loan, 1 Month SOFR + 2.250%	6.574(c)	10/23/28	531	531,283

				581,137

See Notes to Financial Statements.

PGIM Fixed Income ETFs 135

PGIM Floating Rate Income ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Healthcare-Services 3.3%

Accelerated Health Systems LLC,
Initial Term B Loan, 3 Month SOFR + 4.250%	8.729%(c)	02/15/29	249	$196,735
Charlotte Buyer, Inc.,
Second Refinancing Term Loan, 1 Month SOFR + 4.250%	8.565(c)	02/11/28	289	287,485
Concentra Health Services, Inc.,
Term B Loan, 1 Month SOFR + 2.250%^	6.574(c)	07/26/31	224	225,559
Examworks Bidco, Inc.,
Initial Term Loan, 1 Month SOFR + 2.750%	7.074(c)	11/01/28	300	299,844
LifePoint Health, Inc.,
Term B Loan, 3 Month SOFR + 3.750%	8.052(c)	05/16/31	462	447,899
Mamba Purchaser, Inc.,
Term B Loan, 1 Month SOFR + 3.000%	7.324(c)	10/16/28	148	147,734
Pacific Dental Services LLC,
Term Loan USD 1BN, 1 Month SOFR + 2.750%	7.070(c)	03/15/31	123	123,701
Phoenix Guarantor, Inc.,
Tranche B-5 Term Loan, 1 Month SOFR + 2.500%	6.824(c)	02/21/31	472	470,432
Select Medical Corp.,
Tranche B-2 Term Loan, 1 Month SOFR + 2.000%	6.309(c)	12/03/31	225	225,281
Sound Inpatient Physicians Holdings LLC,
Tranche B Term Loan, 3 Month SOFR + 5.262%	9.590(c)	06/28/28	631	587,273
Sound Inpatient Physicians, Inc.,
Tranche A Term Loan, 3 Month SOFR + 6.762%	11.090(c)	06/28/28	50	51,121
Tranche C Term Loan, 3 Month SOFR + 7.012%	11.340(c)	06/28/29	5	3,776
Surgery Center Holdings, Inc.,
2024 Refinancing Term Loan, 1 Month SOFR + 2.750%	7.074(c)	12/19/30	149	148,916
Upstream Newco, Inc.,
August 2021 Incremental Term Loan, 3 Month SOFR + 4.512%	8.802(c)	11/20/26	407	355,562

				3,571,318

Holding Companies-Diversified 0.7%

Clue OpCo LLC,
Term B Loan, 3 Month SOFR + 4.500%	8.791(c)	12/19/30	725	710,911

See Notes to Financial Statements.

PGIM Floating Rate Income ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Home Furnishings 0.5%

TGP Holdings III LLC,
First Lien Closing Date Term Loan, 1 Month SOFR + 3.350%	7.674%(c)	06/29/28	551	$522,267

Household Products/Wares 0.2%

Kronos Acquisition Holdings, Inc. (Canada),
Initial Loan 2024, 3 Month SOFR + 4.000%	8.288(c)	07/08/31	270	245,167

Housewares 0.4%

Hunter Douglas Holding BV (Netherlands),
Tranche B-1 Term Loan, 2 Month SOFR + 3.250%	7.553(c)	01/14/32	250	248,125
Lifetime Brands, Inc.,
Extended Term Loan, 1 Month SOFR + 5.614%	9.932(c)	08/26/27	46	43,947
SWF Holdings I Corp.,
Tranche A-1 Term Loan, 1 Month SOFR + 4.500%	8.824(c)	12/18/29	129	130,500

				422,572

Insurance 3.1%

Acrisure LLC,
2024 Repricing Term B-6 Loan, 1 Month SOFR + 3.000%	7.324(c)	11/06/30	773	772,222
AmWINS Group, Inc.,
Initial Term Loan, 1 Month SOFR + 2.250%	6.574(c)	01/30/32	500	498,928
Assured Partners, Inc.,
2024 Term Loan, 1 Month SOFR + 3.500%	7.824(c)	02/14/31	230	229,501
Asurion LLC,
New B-04 Term Loan, 1 Month SOFR + 5.364%	9.688(c)	01/20/29	200	193,714
New B-08 Term Loan, 1 Month SOFR + 3.364%	7.688(c)	12/23/26	75	75,357
New B-09 Term Loan, 1 Month SOFR + 3.364%	7.688(c)	07/31/27	241	240,270
New B-10 Term Loan, 1 Month SOFR + 4.100%	8.424(c)	08/19/28	113	113,069
New B-11 Term Loan, 1 Month SOFR + 4.350%	8.674(c)	08/21/28	223	222,649
Second Lien Term B3 Loan, 1 Month SOFR + 5.364%	9.688(c)	01/31/28	50	48,823
Broadstreet Partners, Inc.,
2024 Term B Loan, 1 Month SOFR + 3.000%	7.324(c)	06/13/31	274	273,659
HUB International, Ltd.,
2025 Incremental Term Loan, 3 Month SOFR + 2.500%	6.787(c)	06/20/30	299	299,187

See Notes to Financial Statements.

PGIM Fixed Income ETFs 137

PGIM Floating Rate Income ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Insurance (cont’d.)

Sedgwick Claims Management Services, Inc.,
2024 Term Loan, 3 Month SOFR + 3.000%	7.313%(c)	07/31/31	150	$149,644
USI, Inc.,
2024 Term Loan, 3 Month SOFR + 2.250%	6.579(c)	09/27/30	249	248,395

				3,365,418

Internet 0.8%

Cablevision Lightpath LLC,
2025 Refinancing Term Loan, 2 Month SOFR + 3.000%	7.312(c)	11/30/27	131	130,664
Diamond Sports Net, LLC,
First Lien Exit Term Loan	12.000	01/02/28	13	11,490
MH Sub I LLC,
2023 May New Term Loan, 1 Month SOFR + 4.250%	8.574(c)	05/03/28	216	211,132
2024 December New Term Loan, 1 Month SOFR + 4.250%	8.574(c)	12/11/31	204	195,085
Nortonlifelock, Inc.,
Additional Tranche B-1 Term Loan, 1 Month SOFR + 1.750%	6.074(c)	09/12/29	298	296,874

				845,245

Investment Companies 0.5%

AAL Delaware Holdco, Inc.,
Amendment No. 1 Term Loan, 1 Month SOFR + 2.750%	7.074(c)	07/30/31	50	49,813
Guardian US Holdco,
Initial Term Loan, 3 Month SOFR + 3.500%	7.829(c)	01/31/30	123	121,830
WEC US Holdings Ltd.,
Initial Term Loan, 1 Month SOFR + 2.250%	6.559(c)	01/27/31	400	398,689

				570,332

Leisure Time 1.3%

Alterra Mountain Co.,
Series B-7 Term Loan, 1 Month SOFR + 3.000%	7.324(c)	05/31/30	124	123,752

See Notes to Financial Statements.

PGIM Floating Rate Income ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Leisure Time (cont’d.)

Bombardier Recreational Products, Inc. (Canada),
2023 Replacement Term Loan, 1 Month SOFR + 2.750%	7.074%(c)	12/13/29	167	$167,081
Carnival Corporation,
Replacement 2027 Term Loan, 1 Month SOFR + 2.000%	6.317(c)	08/08/27	53	53,301
Fender Musical Instruments Corp.,
Initial Term Loan, 1 Month SOFR + 4.100%^	8.424(c)	12/01/28	220	195,891
LC Ahab US Bidco LLC,
Initial Term Loan, 1 Month SOFR + 3.000%	7.324(c)	05/01/31	450	452,028
Life Time, Inc.,
2024 New Term Loan, 3 Month SOFR + 2.500%	6.796(c)	11/05/31	250	250,089
Recess Holdings, Inc.,
Amendment No. 5 Term Loan, 3 Month SOFR + 3.750%	8.047(c)	02/20/30	199	199,617

				1,441,759

Lodging 0.3%

Fertitta Entertainment LLC,
Initial Term B Loan, 1 Month SOFR + 3.500%	7.824(c)	01/27/29	125	124,679
Travel Leisure Co,
Term B Loan, 1 Month SOFR + 2.500%	6.824(c)	12/14/29	174	174,555

				299,234

Machinery-Construction & Mining 0.5%

Terex Corp.,
USD Term Loan, 1 Month SOFR + 2.000%	6.324(c)	10/08/31	200	200,656
Vertiv Group Corporation,
Term B-3 Loan, 1 Month SOFR + 1.750%	6.059(c)	03/02/27	348	347,233

				547,889

Machinery-Diversified 2.1%

Chart Industries, Inc.,
2024 Term B Loan, 3 Month SOFR + 2.500%	6.805(c)	03/15/30	154	154,598
Doosan Bobcat North America, Inc. (South Korea),
Tranche B Term Loan, 3 Month SOFR + 2.000%	6.329(c)	04/20/29	498	497,967

See Notes to Financial Statements.

PGIM Fixed Income ETFs 139

PGIM Floating Rate Income ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Machinery-Diversified (cont’d.)

DXP Enterprises, Inc.,
2024 Incremental Term Loan, 1 Month SOFR + 3.750%	8.074%(c)	10/11/30	125	$124,921
Engineered Machinery Holdings, Inc.,
Incremental USD First Lien Term Loan, 3 Month SOFR + 3.750%	8.340(c)	05/19/28	49	49,161
Graftech Global Enterprises, Inc.,
Delayed Draw Term Loan	— (p)	12/21/29	145	150,364
Initial Term Loan, 3 Month SOFR + 5.000%	9.337(c)	12/21/29	255	262,818
Hyster-Yale Group, Inc.,
Term B Loan Facility, 1 Month SOFR + 3.614%	7.938(c)	05/26/28	313	313,012
Pro Mach Group, Inc.,
Refinancing Term Loan, 1 Month SOFR + 3.500%	7.824(c)	08/31/28	88	88,520
TK Elevator US Newco, Inc. (Germany),
Facility B2 (USD), 6 Month SOFR + 3.500%	7.737(c)	04/30/30	396	396,449
Victory Buyer LLC,
Initial Term Loan, 1 Month SOFR + 3.864%	8.188(c)	11/19/28	274	266,710

				2,304,520

Media 1.0%

Audacy Capital Corp.,
Exit Tranche B Term Loan, 1 Month SOFR + 6.114%	10.426(c)	10/01/29	20	17,821
CBS Radio/Entercom Media/24 TLA,
Exit Tranche A Term Loan, 1 Month SOFR + 7.114%	11.438(c)	10/02/28	5	4,616
CSC Holdings LLC,
2022 Refinancing Term Loan, 1 Month SOFR + 4.500%	8.812(c)	01/18/28	195	190,860
Radiate Holdco LLC,
Amendment No. 6 Term Loan, 1 Month SOFR + 3.364%	7.688(c)	09/25/26	238	205,966
Univision Communications, Inc.,
2022 Incremental First-Lien Term Loan, 3 Month SOFR + 4.250%	8.579(c)	06/24/29	49	48,831
2024 Replacement First-Lien Term Loan, 1 Month SOFR + 3.614%	7.938(c)	01/31/29	50	49,233
Initial First Lien Term Loan, 1 Month SOFR + 3.364%^	7.688(c)	01/31/29	288	284,044

See Notes to Financial Statements.

PGIM Floating Rate Income ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Media (cont’d.)

Virgin Media Bristol LLC,
Facility Y, 6 Month SOFR + 3.275%	7.724%(c)	03/31/31	300	$291,589

				1,092,960

Metal Fabricate/Hardware 0.9%

Azz, Inc.,
Initial Term Loan, 1 Month SOFR + 2.500%	6.824(c)	05/13/29	96	95,984
Crosby US Acquisition Corp.,
Amendment No. 4 Replacement Term Loan, 1 Month SOFR + 3.500%	7.824(c)	08/16/29	173	173,774
Doncasters US Finance LLC (United Kingdom),
Initial Term Loan, 3 Month SOFR + 6.500%^	10.829(c)	04/23/30	223	221,079
Grinding Media, Inc.,
2024 Term B Loan, 3 Month SOFR + 3.500%^	7.819(c)	10/12/28	356	357,009
Trulite Glass & Aluminum Solutions LLC,
Initial Term Loan, 3 Month SOFR + 6.000%^	10.310(c)	03/01/30	172	171,290

				1,019,136

Mining 0.5%

Arsenal Aic Parent LLC,
2025 Term B Loan, 1 Month SOFR + 2.750%	7.072(c)	08/18/30	247	247,679
Covia Holdings Corporation,
First Lien Term Loan	— (p)	02/26/32	225	225,000
Novelis, Inc.,
Term B Loan	— (p)	02/20/32	100	100,208

				572,887

Miscellaneous Manufacturing 0.3%

AMG Advanced Metallurgical Group NV (Netherlands),
2021 Term Loan, 1 Month SOFR + 3.614%	7.938(c)	11/30/28	273	272,037
John Bean Technologies Corp.,
Initial Term Loan, 1 Month SOFR + 2.250%	6.674(c)	01/02/32	50	50,063

				322,100

See Notes to Financial Statements.

PGIM Fixed Income ETFs 141

PGIM Floating Rate Income ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Oil & Gas 0.7%

Apro LLC,
Initial Term Loan, 1 Month SOFR + 3.750%	8.060%(c)	07/09/31	324	$323,377
Hilcorp Energy I LP,
Term B Loan, 2 Month SOFR + 2.000%	6.315(c)	02/11/30	250	250,000
Pasadena Performance Products LLC,
Term B Loan^	— (p)	03/01/32	200	200,500

				773,877

Oil & Gas Services 0.3%

MRC Global (US), Inc.,
Term Loan, 6 Month SOFR + 3.500%^	7.931(c)	10/29/31	325	325,000

Packaging & Containers 1.6%

Closure Systems International Group,
Amendment No. 5 Term Loan, 1 Month SOFR + 3.500%	7.824(c)	03/22/29	100	100,206
Clydesdale Acquisition Holdings, Inc.,
Term B Loan, 1 Month SOFR + 3.175%	7.499(c)	04/13/29	264	263,803
Graham Packaging Co., Inc.,
Initial Term Loan, 1 Month SOFR + 2.500%	6.824(c)	08/04/27	200	199,923
Plaze, Inc.,
Initial Term Loan, 1 Month SOFR + 3.614%	7.938(c)	08/03/26	209	198,456
Pregis TopCo LLC,
First Lien Initial Term Loan, 1 Month SOFR + 4.000%	8.324(c)	07/31/26	99	99,232
Proampac PG Borrower LLC,
2024 Term B Loan, 3 Month SOFR + 4.000%	8.312(c)	09/15/28	98	97,779
Secure Acquisition, Inc.,
Closing Date Term Loan, 3 Month SOFR + 4.250%	8.579(c)	12/15/28	399	399,250
Supplyone, Inc.,
Term B Loan, 1 Month SOFR + 3.750%	8.074(c)	04/19/31	124	124,683
Trident TPI Holdings, Inc.,
Tranche B-7 Term Loan, 6 Month SOFR + 3.750%	8.188(c)	09/15/28	245	245,222

				1,728,554

See Notes to Financial Statements.

PGIM Floating Rate Income ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Pharmaceuticals 1.0%

Bausch Health Cos., Inc.,
Second Amendment Term Loan, 1 Month SOFR + 5.350%	9.674%(c)	02/01/27	148	$146,686
Gainwell Acquisition Corp.,
Term B Loan, 3 Month SOFR + 4.100%	8.429(c)	10/01/27	518	478,982
IVC Acquisition Ltd (Canada),
Incremental Term Loan B-12, 3 Month SOFR + 3.750%	8.040(c)	12/12/28	300	300,875
Sharp Services LLC,
Tranche D Term Loan, 3 Month SOFR + 3.250%	7.579(c)	12/31/28	149	149,435

				1,075,978

Pipelines 1.1%

AL NGPL Holdings LLC,
Term Loan, 3 Month SOFR + 2.500%	6.788(c)	04/13/28	287	287,312
Bip Pipeco Holdings LLC,
Term Loan, 3 Month SOFR + 2.250%	6.544(c)	12/05/30	75	74,953
Buckeye Partners LP,
2025 Tranche B-6, 1 Month SOFR + 1.750%	6.074(c)	11/22/30	125	124,695
CPPIB OVM Member U.S. LLC,
Initial Term Loan, 3 Month SOFR + 2.750%	7.079(c)	08/20/31	250	250,561
GIP Pilot Acquisition Partners LP,
Amendment No. 2 Refinancing Term Loan, 3 Month SOFR + 2.000%	6.302(c)	10/04/30	124	123,412
Prairie ECI Acquiror LP,
Facility B-3 Loan, 1 Month SOFR + 4.250%	8.574(c)	08/01/29	74	74,997
Rockpoint Gas Storage Partners LP (Canada),
Initial Term Loan, 1 Month SOFR + 3.500%	7.812(c)	09/18/31	313	313,184

				1,249,114

Private Equity 0.2%

HarbourVest Partners LP,
New Term B Loan, 3 Month SOFR + 2.250%^	6.579(c)	04/18/30	237	237,912

See Notes to Financial Statements.

PGIM Fixed Income ETFs 143

PGIM Floating Rate Income ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Real Estate 1.9%

GGP Nimbus LLC,
Initial Term B Loan, 1 Month SOFR + 2.500%	6.924%(c)	08/27/25	1,670	$1,666,875
Greystar Real Estate Partners, LLC,
Term B-2 Loan, 3 Month SOFR + 2.750%	7.050(c)	08/21/30	368	369,370

				2,036,245

Real Estate Investment Trusts (REITs) 1.0%

Blackstone Mortgage Trust, Inc.,
Term B-4 Loan, 1 Month SOFR + 3.500%	7.824(c)	05/09/29	396	396,801
Term B-5 Loan, 1 Month SOFR + 3.750%^	8.060(c)	12/10/28	75	74,675
Starwood Property Mortgage LLC,
Facility B-4, 1 Month SOFR + 2.250%	6.574(c)	01/02/30	519	518,187
Term B Loan, 1 Month SOFR + 2.250%	6.574(c)	11/18/27	99	98,930

				1,088,593

Retail 3.3%

1011778 BC Unlimited Liability Co. (Canada),
Term B-6 Loan, 1 Month SOFR + 1.750%	6.074(c)	09/20/30	498	495,090
Burlington Coat Factory Warehouse Corp.,
Term B Loan, 1 Month SOFR + 1.750%	6.074(c)	09/24/31	75	74,906
Dave & Buster’s, Inc.,
2024 Incremental Term B Loan, 3 Month SOFR + 3.250%	7.563(c)	11/01/31	125	116,661
2024 Refinancing Term B Loan, 3 Month SOFR + 3.250%	7.563(c)	06/29/29	249	236,074
EG America LLC (United Kingdom),
USD 1.7BB New Term B Loan, 3 Month SOFR + 4.250%	8.563(c)	02/07/28	116	116,889
Flynn Restaurant Group LP,
Series 2025 Term Loan, 1 Month SOFR + 3.750%	8.074(c)	01/28/32	75	74,062
Great Outdoors Group LLC,
Term B-3 Loan, 1 Month SOFR + 3.250%	7.552(c)	01/23/32	428	429,009
Harbor Freight Tools USA, Inc.,
Initial Term Loan, 1 Month SOFR + 2.500%	6.824(c)	06/11/31	348	343,843
Johnstone Supply LLC,
Term B Loan, 1 Month SOFR + 2.500%	6.820(c)	06/09/31	249	248,336
Kodiak BP LLC,
Initial Term Loan, 3 Month SOFR + 3.750%	8.046(c)	11/26/31	175	174,672

See Notes to Financial Statements.

PGIM Floating Rate Income ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Retail (cont’d.)

MI Windows and Doors LLC,
2024 Incremental Term Loan, 1 Month SOFR + 3.000%	7.324%(c)	03/28/31	100	$99,609
Park River Holdings, Inc.,
Intial Term Loan, 3 Month SOFR + 3.250%	7.822(c)	12/28/27	254	246,267
Peer Holding III BV (Netherlands),
Facility B5, 3 Month SOFR + 3.000%	7.329(c)	07/01/31	175	175,328
Petco Health & Wellness Co., Inc.,
First Lien Initial Term Loan, 3 Month SOFR + 3.512%	7.840(c)	03/03/28	200	184,500
Rough Country LLC,
First Lien Initial Term Loan, 1 Month SOFR + 3.614%	7.938(c)	07/28/28	150	147,240
White Cap Buyer LLC,
Tranche C Term Loan, 1 Month SOFR + 3.250%	7.574(c)	10/19/29	424	422,444

				3,584,930

Semiconductors 0.3%

Allegro Microsystems, Inc.,
Amendment No. 3 Term Loan, 1 Month SOFR + 2.000%	6.324(c)	10/31/30	234	234,082
Natel Engineering Co., Inc.,
Initial Term Loan, 1 Month SOFR + 6.364%	10.688(c)	04/30/26	146	137,421

				371,503

Shipbuilding 0.1%

LSF11 Trinity Bidco, Inc.,
Term B Loan, 1 Month SOFR + 3.000%^	7.320(c)	06/14/30	146	146,003

Software 4.1%

AthenaHealth Group, Inc.,
Initial Term Loan, 1 Month SOFR + 3.000%	7.324(c)	02/15/29	671	668,753
BMC Software, Inc.,
2031 Replacement Dollar Term Loan, 3 Month SOFR + 3.000%	7.291(c)	07/30/31	247	246,198
Camelot US Acquisition LLC,
Term B-1 Loan, 1 Month SOFR + 2.750%	7.074(c)	01/31/31	163	160,492

See Notes to Financial Statements.

PGIM Fixed Income ETFs 145

PGIM Floating Rate Income ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Software (cont’d.)

CCC Intelligent Solutions, Inc.,
Term B Loan, 1 Month SOFR + 2.000%	6.324%(c)	01/23/32	50	$49,888
Clearwater Analytics LLC,
Term B Loan, 1 Month SOFR + 2.250%^	6.560(c)	04/30/32	125	125,000
Cloudera, Inc.,
Term Loan, 1 Month SOFR + 3.850%	8.174(c)	10/08/28	209	207,892
Cotiviti, Inc.,
Initial Floating Rate Term Loan, 1 Month SOFR + 2.750%	7.059(c)	05/01/31	298	297,320
Dun & Bradstreet Corporation (The),
Incremental Term B-2, 1 Month SOFR + 2.250%	6.574(c)	01/18/29	324	323,098
Evertec Group LLC (Puerto Rico),
Term B Loan, 1 Month SOFR + 2.750%^	7.074(c)	10/30/30	135	136,012
Genesys Cloud Services Holdings II LLC,
2025 Dollar Term Loan, 1 Month SOFR + 2.500%	6.824(c)	01/30/32	600	597,000
Hireright Holdings Group,
2024 Incremental Term Loan, 1 Month SOFR + 3.250%	7.533(c)	09/27/30	198	198,142
Imagine Learning LLC,
2024 Term Loan, 1 Month SOFR + 3.500%	7.824(c)	12/21/29	124	123,701
Inmar, Inc.,
Initial Term Loan, 3 Month SOFR + 5.000%	9.324(c)	10/30/31	280	280,175
Playtika Ltd.,
Term B-1 Loan, 1 Month SOFR + 2.864%	7.188(c)	03/13/28	148	147,460
Quartz AcquireCo LLC,
Term B-2 Loan, 1 Month SOFR + 2.250%^	2.250(c)	06/28/30	75	74,906
Red Planet Borrower LLC,
First Lien Initial Term Loan, 1 Month SOFR + 3.600%	7.924(c)	10/02/28	220	216,637
Renaissance Holding Corp,
2024-2 Term Loan, 1 Month SOFR + 4.000%	8.324(c)	04/05/30	198	193,934
Skillsoft Finance II, Inc.,
Initial Term Loan, 1 Month SOFR + 5.364%	9.688(c)	07/14/28	121	104,638
VS Buyer LLC,
2024-1 Refinancing Term Loan, 1 Month SOFR + 2.750%	7.070(c)	04/12/31	125	124,376
Zelis Cost Management Buyer, Inc.,
Term B-2 Loan, 1 Month SOFR + 2.750%	7.074(c)	09/28/29	248	245,747

				4,521,369

See Notes to Financial Statements.

PGIM Floating Rate Income ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Telecommunications 2.4%

Aventiv Technologies,
Bridge Loan, 3 Month SOFR + 10.000%^	14.588%(c)	12/31/25	6	$6,272
Second Lien Term Loan, 3 Month SOFR + 9.312%	13.640(c)	11/01/25	11	275
Second-Out Term Loan, 3 Month SOFR + 7.762%	12.090(c)	07/31/25	5	4,630
CCI Buyer, Inc.,
First Lien Initial Term Loan, 3 Month SOFR + 4.000%	8.329(c)	12/17/27	180	180,366
Crown Subsea Communications Holding, Inc.,
2024 Term Loan, 1 Month SOFR + 4.000%	8.309(c)	01/30/31	149	149,996
Digicel International Finance Ltd. (Jamaica),
Initial Term Loan, 3 Month SOFR + 7.500%	11.791(c)	05/25/27	134	132,725
Gogo Intermediate Holdings LLC,
Initial Term Loan, 1 Month SOFR + 3.864%	8.188(c)	04/30/28	249	232,175
Iridium Satellite LLC,
Term B-4 Loan, 1 Month SOFR + 2.250%	6.574(c)	09/20/30	141	138,925
Level 3 Financing, Inc.,
Term B-1, 1 Month SOFR + 6.560%	10.884(c)	04/15/29	165	166,654
Term B-2, 1 Month SOFR + 6.560%	10.884(c)	04/15/30	165	166,705
Lumen Technologies, Inc.,
Term B-1 Loan, 1 Month SOFR + 2.350%	6.788(c)	04/15/29	125	117,656
Term B-2 Loan, 1 Month SOFR + 2.350%	6.788(c)	04/15/30	250	234,375
MLN US HoldCo LLC,
3L Term B Loan, 3 Month SOFR + 9.250%	15.750(c)	10/18/27	4	10
Initial Term Loan, 3 Month SOFR + 6.540%	12.033(c)	10/18/27	22	11,956
Initial Term Loan (Second Out (First Lien Roll-Up)), 3 Month SOFR + 5.700%	13.200(c)	10/18/27	50	124
Patagonia Holdco LLC,
Initial Term Loan, 3 Month SOFR + 5.750%	10.052(c)	08/01/29	434	381,961
Qualitytech, LP,
Term Loan, 1 Month SOFR + 3.500%^	7.807(c)	10/30/31	300	298,500
Windstream Services LLC,
2024 Term Loan, 1 Month SOFR + 4.850%^	9.174(c)	10/01/31	50	50,375
Xplore, Inc.,
Initial Term Loan, 3 Month SOFR + 5.262%	9.552(c)	10/24/29	29	28,141
Second Out Term Loan, 3 Month SOFR + 1.762%	6.052(c)	10/24/31	101	80,113

See Notes to Financial Statements.

PGIM Fixed Income ETFs 147

PGIM Floating Rate Income ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Telecommunications (cont’d.)

Zayo Group Holdings, Inc.,
Initial Dollar Term Loan, 1 Month SOFR + 3.114%	7.438%(c)	03/09/27	105	$99,750
Zegona Holdco Ltd.,
Facility B (USD), 3 Month SOFR + 4.250%^	8.545(c)	07/17/29	175	171,944

				2,653,628

Transportation 1.7%

First Student Bidco, Inc.,
Term B Loan, 3 Month SOFR + 2.500%	6.892(c)	07/21/28	277	275,978
Term C Loan, 3 Month SOFR + 2.500%	6.892(c)	07/21/28	85	84,410
Genesee & Wyoming, Inc.,
Initial Term B Loan, 3 Month SOFR + 1.750%	6.079(c)	04/10/31	749	746,045
Kenan Advantage Group, Inc. (The),
Term B-4 Loan, 1 Month SOFR + 3.250%	7.574(c)	01/25/29	274	273,672
Pods LLC,
Term Loan, 3 Month SOFR + 3.262%	7.552(c)	03/31/28	122	105,780
Savage Enterprises LLC,
Refinancing Term Loan, 1 Month SOFR + 2.750%	7.059(c)	09/15/28	299	299,660
XPO, Inc.,
2031 Term Loan	— (p)	02/03/31	75	75,047
Term Loan	— (p)	05/24/28	50	49,875

				1,910,467

TOTAL FLOATING RATE AND OTHER LOANS (cost $81,765,434)				81,377,480

RESIDENTIAL MORTGAGE-BACKED SECURITIES 0.6%
PMT Credit Risk Transfer Trust,
Series 2024-01R, Class A, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	7.852(c)	05/25/33	114	116,045
Series 2024-02R, Class A, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	7.703(c)	03/29/27	253	256,218
Series 2024-03R, Class A, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	7.453(c)	09/27/28	283	283,483

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $650,004)				655,746

See Notes to Financial Statements.

PGIM Floating Rate Income ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATION(k) 0.5%
U.S. Treasury Bonds
(cost $529,284)	4.125%	08/15/44	525	$496,617

			Shares

COMMON STOCKS 0.1%

Health Care Providers & Services 0.0%

Sound Physicians Holdings LLC (Class A Stock)*			7,940	1
Sound Physicians Holdings LLC (Class A2 Stock)*^			355	352

				353

Interactive Media & Services 0.0%

Diamond Sports Group, LLC*			1,996	37,987

IT Services 0.0%

ConvergeOne Holdings, Inc.*			3,151	41,489

Wireless Telecommunication Services 0.1%

Digicel International Finance Ltd. (Jamaica)*			9,237	61,578
Stonepeak Falcon Holdings, Inc. (Canada)*			5,763	17,935
Stonepeak Falcon Holdings, Inc. (Canada), CVR*^			432	—

				79,513

TOTAL COMMON STOCKS
(cost $65,925)				159,342

PREFERRED STOCK 0.0%

Wireless Telecommunication Services

Digicel International Finance Ltd. (Jamaica)*^ (cost $2,130)			602	6,804

			Units

WARRANTS* 0.0%

Entertainment 0.0%

Procera II LP & New Procera GP, expiring 12/31/79^			2,501	—

See Notes to Financial Statements.

PGIM Fixed Income ETFs 149

PGIM Floating Rate Income ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description			Units	Value

WARRANTS* (Continued)

Interactive Media & Services 0.0%

Diamond Sports Group, LLC, expiring 06/30/26			3,733	$2,579

TOTAL WARRANTS
(cost $0)				2,579

TOTAL LONG-TERM INVESTMENTS
(cost $112,578,879)				112,709,370

			Shares

SHORT-TERM INVESTMENTS 12.7%

AFFILIATED MUTUAL FUND 12.6%
PGIM Core Government Money Market Fund (7-day effective yield 4.497%) (cost $13,823,371)(wb)			13,823,371	13,823,371

	Interest Rate	Maturity Date	Principal Amount (000)#

U.S. TREASURY OBLIGATION(k)(n) 0.1%
U.S. Treasury Bills (cost $160,287)	4.417%	10/30/25	165	160,557

TOTAL SHORT-TERM INVESTMENTS
(cost $13,983,658)				13,983,928

TOTAL INVESTMENTS 115.5%
(cost $126,562,537)				126,693,298
Liabilities in excess of other assets(z) (15.5)%				(17,049,396)

NET ASSETS 100.0%				$109,643,902

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $5,445,096 and 5.0% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at February 28, 2025.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

See Notes to Financial Statements.

PGIM Floating Rate Income ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(v)	Represents security, or a portion thereof, segregated as collateral for reverse repurchase agreements.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(x)

The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.

(x) Restricted Securities:

				Percentage
	Acquisition	Original	Market	of
Issuer Description	Date	Cost	Value	Net Assets
Radiate Holdco LLC/Radiate Finance, Inc., Sr. Sec’d. Notes, 144A, 4.500%, 09/15/26	05/02/24	$19,125	$21,718	0.0%
Radiate Holdco LLC/Radiate Finance, Inc., Sr. Unsec’d. Notes, 144A, 6.500%, 09/15/28	05/02/24	10,313	17,459	0.0

Total		$29,438	$39,177	0.0%

(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Unfunded loan commitments outstanding at February 28, 2025:

	Principal
	Amount	Current	Unrealized	Unrealized
Borrower	(000)#	Value	Appreciation	Depreciation
Action Environmental Group, Inc. (The), 2024-1 Incremental Delayed Draw Term Loan, 1.500%, Maturity Date 10/24/30 (cost $8,571)^	9	$8,614	$43	$—
Doncasters US Finance LLC, Delayed Draw Term Loan, 1.500%, Maturity Date 04/23/30 (cost $22,500)^	23	22,275	—	(225)
Grant Thornton Advisors LLC, 2025 Incremental Delayed Draw Term Loan Commitment, 1.000%, Maturity Date 06/02/31 (cost $13,587)	14	13,570	—	(17)
Jupiter Buyer, Inc., Incremental Delayed Draw Term Loan, —%(p), Maturity Date 10/10/31 (cost $20,586)	21	20,741	155	—
SWF Holdings I Corp., Delayed Draw Term Loan, 1.000%, Maturity Date 12/18/29 (cost $171,429)	171	174,000	2,571	—

		$239,200	$2,769	$(242)

See Notes to Financial Statements.

PGIM Fixed Income ETFs 151

PGIM Floating Rate Income ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Futures contracts outstanding at February 28, 2025:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions:
33	2 Year U.S. Treasury Notes	Jun. 2025	$6,829,968	$(22,798)
68	5 Year U.S. Treasury Notes	Jun. 2025	7,339,750	(58,118)
13	10 Year U.S. Treasury Notes	Jun. 2025	1,444,219	(21,190)
4	20 Year U.S. Treasury Bonds	Jun. 2025	472,375	(10,865)
1	30 Year U.S. Ultra Treasury Bonds	Jun. 2025	124,125	(4,400)

				$(117,371)

Forward foreign currency exchange contracts outstanding at February 28, 2025:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 03/04/25	TD	GBP	378	$477,186	$475,247	$—	$(1,939)
Euro,
Expiring 03/04/25	SSB	EUR	876	917,094	908,572	—	(8,522)

				$1,394,280	$1,383,819	—	(10,461)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 03/04/25	BNYM	GBP	378	$471,689	$475,247	$—	$(3,558)
Expiring 04/02/25	TD	GBP	378	477,147	475,215	1,932	—
Euro,
Expiring 03/04/25	JPM	EUR	449	465,301	466,172	—	(871)
Expiring 03/04/25	JPM	EUR	426	448,695	442,400	6,295	—
Expiring 04/02/25	SSB	EUR	876	918,443	909,963	8,480	—

				$2,781,275	$2,768,997	16,707	(4,429)

						$16,707	$(14,890)

See Notes to Financial Statements.

PGIM Floating Rate Income ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Credit default swap agreements outstanding at February 28, 2025:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at February 28, 2025(4)	Value at Trade Date	Value at February 28, 2025	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.43.V1	12/20/29	5.000%(Q)	2,650	3.091%	$192,863	$228,935	$36,072
CDX.NA.IG.43.V1	12/20/29	1.000%(Q)	19,025	0.495%	398,944	455,584	56,640

					$591,807	$684,519	$92,712

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

See Notes to Financial Statements.

PGIM Fixed Income ETFs 153

PGIM Floating Rate Income ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Total return swap agreements outstanding at February 28, 2025:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
iBoxx US Dollar Liquid Leveraged Loan Index(T)	1 Day SOFR(Q)/ 4.390%	BNP	03/20/25	1,650	$5,278	$51	$5,227
iBoxx US Dollar Liquid Leveraged Loan Index(T)	1 Day SOFR(Q)/ 4.390%	BNP	03/20/25	2,540	(10,063)	93	(10,156)

					$(4,785)	$144	$(4,929)

(1)

On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Reverse repurchase agreements outstanding at February 28, 2025:

Broker	Interest Rate	Trade Date	Cost	Maturity Date	Value at February 28, 2025
Clear Street LLC	4.750%	02/11/25	$1,213,875	03/13/25	$1,213,875
Clear Street LLC	4.750%	02/11/25	450,625	03/13/25	450,625
Clear Street LLC	4.750%	02/11/25	1,764,625	03/13/25	1,764,625
Clear Street LLC	4.750%	02/11/25	1,047,750	03/13/25	1,047,750
Clear Street LLC	4.750%	02/11/25	749,000	03/13/25	749,000

			$5,225,875		$5,225,875

The gross obligations for secured borrowing by the type of collateral pledged and remaining time to maturity on reverse repurchase contracts is as follows:

Remaining Contractual Maturity of the Agreements

Reverse Repurchase Agreements	Overnight and Continuous	Less than 30 Days	30-90 Days	More than 90 Days	Total
Corporate Bonds	$—	$5,225,875	$—	$—	$5,225,875

Total Borrowings	$—	$5,225,875	$—	$—	$5,225,875

See Notes to Financial Statements.

PGIM Floating Rate Income ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

During the reporting period ended February 28, 2025, the Fund held reverse repurchase agreements during the period with an average value of $2,772,853 and a daily weighted average interest rate of 5.013%. In addition, Corporate Bonds with a market value of $5,648,360 have been segregated as collateral to cover the requirement for the reverse repurchase agreements outstanding at period end.

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$144	$—	$5,227	$(10,156)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$502,000	$347,159
JPS	—	310,015

Total	$502,000	$657,174

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Collateralized Loan Obligations	$—	$10,438,366	$—
Commercial Mortgage-Backed Securities	—	611,152	—
Corporate Bonds	—	18,961,284	—
Floating Rate and Other Loans	—	75,939,359	5,438,121
Residential Mortgage-Backed Securities	—	655,746	—
U.S. Treasury Obligation	—	496,617	—

See Notes to Financial Statements.

PGIM Fixed Income ETFs 155

PGIM Floating Rate Income ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Common Stocks	$—	$158,989	$353
Preferred Stock	—	—	6,804
Warrants	—	2,579	—**
Short-Term Investments
Affiliated Mutual Fund	13,823,371	—	—
U.S. Treasury Obligation	—	160,557	—

Total	$13,823,371	$107,424,649	$5,445,278

Other Financial Instruments*
Assets
Unfunded Loan Commitments	$—	$2,726	$43
OTC Forward Foreign Currency Exchange Contracts	—	16,707	—
Centrally Cleared Credit Default Swap Agreements	—	92,712	—
OTC Total Return Swap Agreement	—	5,278	—

Total	$—	$117,423	$43

Liabilities
Unfunded Loan Commitments	$—	$(17)	$(225)
Futures Contracts	(117,371)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(14,890)	—
OTC Total Return Swap Agreement	—	(10,063)	—

Total	$(117,371)	$(24,970)	$(225)

*

Other financial instruments are derivative instruments, with the exception of unfunded loan commitments, and are not reflected in the Schedule of Investments. Futures, forwards, centrally cleared swap contracts and unfunded loan commitments are recorded at net unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value.

**	Includes Level 3 investments with an aggregate value of $0.

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Corporate Bonds	Floating Rate and other Loans	Common Stocks	Preferred Stocks
Balance as of 08/31/24	$19	$4,581,891	$23,353	$10,498
Realized gain (loss)	453	13,949	7	474
Change in unrealized appreciation (depreciation)	65	(134,402)	—	95
Purchase/Exchange/Issuances	—	4,752,109	—	—
Sales/Paydowns	(533)	(2,427,946)	(7)	(4,263)
Accrued discount/premium	(4)	2,775	—	—
Transfer into Level 3*	—	745,511	—	—
Transfer out of Level 3*	—	(2,095,766)	(23,000)	—

Balance as of 02/28/25	$—	$5,438,121	$353	$6,804

See Notes to Financial Statements.

PGIM Floating Rate Income ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

	Corporate Bonds	Floating Rate and other Loans	Common Stocks	Preferred Stocks
Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$—	$ (145,046)	$—	$95

	Warrants	Unfunded Loan Commitments
Balance as of 08/31/24	$—	$—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	—	(102)
Purchase/Exchange/Issuances	—	—
Sales/Paydowns	—	—
Accrued discount/premium	—	—
Transfer into Level 3*	—	(80)
Transfer out of Level 3*	—	—

Balance as of 02/28/25	$—	$(182)

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$—	$(102)

*

It is the Fund’s policy to recognize transfers in and transfers out at the securities’ fair values as of the beginning of period. Securities transferred between Level 2 and Level 3 are due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are typically a result of a change from the use of methods used by independent pricing services (Level 2) to the use of a single broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market quotations (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market data provided by independent pricing services or other valuation techniques which utilize observable inputs. In accordance with the requirements of ASC 820, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to the Schedule of Investments of the Fund.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board, which contain unobservable inputs as follows:

Level 3 Securities**	Fair Value as of February 28, 2025	Valuation Approach	Valuation Methodology	Unobservable Inputs	Inputs (Range)
Corporate Bonds	$—	Market	Recovery Value	Recovery Rate	0.00%
Common Stocks	353	Market	Enterprise Value	Recovery Rate	0.00%
Common Stocks	—	Market	Recovery Value	Recovery Rate	1.00%

See Notes to Financial Statements.

PGIM Fixed Income ETFs 157

PGIM Floating Rate Income ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Level 3 Securities**	Fair Value as of February 28, 2025	Valuation Approach	Valuation Methodology	Unobservable Inputs	Inputs (Range)
Preferred Stocks	$6,804	Market	Enterprise Value	Recovery Rate	11.30%
Warrants	—	Market	Recovery Value	Recovery Rate	0.00%

	$7,157

**

The table does not include Level 3 securities and/or derivatives that are valued by independent pricing vendors or brokers. As of February 28, 2025, the aggregate value of these securities and/or derivatives was $5,437,939. The unobservable inputs for these investments were not developed by the Fund and are not readily available (e.g. single broker quotes).

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of February 28, 2025 were as follows:

Banks	13.6%
Affiliated Mutual Fund	12.6
Collateralized Loan Obligations	9.5
Commercial Services	7.2
Diversified Financial Services	4.2
Software	4.1
Building Materials	4.0
Retail	3.4
Computers	3.3
Healthcare-Services	3.3
Chemicals	3.1
Insurance	3.1
Telecommunications	2.8
Environmental Control	2.7
Entertainment	2.5
Auto Parts & Equipment	2.2
Distribution/Wholesale	2.2
Machinery-Diversified	2.2
Real Estate	1.9
Transportation	1.7
Packaging & Containers	1.7
Pipelines	1.6
Electric	1.5
Leisure Time	1.3
Engineering & Construction	1.3
Media	1.1
Real Estate Investment Trusts (REITs)	1.0

Pharmaceuticals	1.0%
Metal Fabricate/Hardware	0.9
Forest Products & Paper	0.8
Electronics	0.8
Oil & Gas	0.8
Internet	0.8
Hand/Machine Tools	0.7
Aerospace & Defense	0.7
Holding Companies-Diversified	0.7
Foods	0.6
U.S. Treasury Obligations	0.6
Residential Mortgage-Backed Securities	0.6
Commercial Mortgage-Backed Securities	0.6
Healthcare-Products	0.5
Beverages	0.5
Mining	0.5
Investment Companies	0.5
Machinery-Construction & Mining	0.5
Home Furnishings	0.5
Cosmetics/Personal Care	0.4
Housewares	0.4
Airlines	0.4
Semiconductors	0.3
Oil & Gas Services	0.3
Miscellaneous Manufacturing	0.3
Agriculture	0.3
Lodging	0.3

See Notes to Financial Statements.

PGIM Floating Rate Income ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Industry Classification (continued):

Advertising	0.3%
Household Products/Wares	0.2
Private Equity	0.2
Shipbuilding	0.1
Auto Manufacturers	0.1
Energy-Alternate Sources	0.1
Wireless Telecommunication Services	0.1
IT Services	0.0	*
Interactive Media & Services	0.0	*
Home Builders	0.0	*
Health Care Providers & Services	0.0	*

	115.5
Liabilities in excess of other assets	(15.5)

	100.0%

*	Less than 0.05%

See Notes to Financial Statements.

PGIM Fixed Income ETFs 159

PGIM Floating Rate Income ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of February 28, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker-variation margin swaps	$92,712	*	—	$—
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	16,707		Unrealized depreciation on OTC forward foreign currency exchange contracts	14,890
Interest rate contracts	—	—		Due from/to broker-variation margin futures	117,371	*
Interest rate contracts	Premiums paid for OTC swap agreements	144		—	—
Interest rate contracts	Unrealized appreciation on OTC swap agreements	5,227		Unrealized depreciation on OTC swap agreements	10,156

		$114,790			$142,417

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

PGIM Floating Rate Income ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

The effects of derivative instruments on the Statement of Operations for the six months ended February 28, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$92,879
Foreign exchange contracts	—	(1,497)	—
Interest rate contracts	236,883	—	25,856

Total	$236,883	$(1,497)	$118,735

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$(1,006)
Foreign exchange contracts	—	6,356	—
Interest rate contracts	(140,175)	—	(2,547)

Total	$(140,175)	$6,356	$(3,553)

For the six months ended February 28, 2025, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Futures Contracts - Long Positions (1)	$ 41,042
Futures Contracts - Short Positions (1)	12,226,760
Forward Foreign Currency Exchange Contracts - Purchased (2)	637,506
Forward Foreign Currency Exchange Contracts - Sold (2)	1,273,869
Credit Default Swap Agreements - Sell Protection (1)	15,766,667
Total Return Swap Agreements (1)	3,580,282

*	Average volume is based on average quarter end balances for the six months ended February 28, 2025.
(1)	Notional Amount in USD.
(2)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives andentered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

See Notes to Financial Statements.

PGIM Fixed Income ETFs 161

PGIM Floating Rate Income ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Counterparty	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

Reverse Repurchase Agreement	Clear Street LLC	$(5,225,875)	$5,225,875	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BNP	$5,371	$(10,156)	$(4,785)	$—	$(4,785)
BNYM	—	(3,558)	(3,558)	—	(3,558)
JPM	6,295	(871)	5,424	—	5,424
SSB	8,480	(8,522)	(42)	—	(42)
TD	1,932	(1,939)	(7)	—	(7)

	$22,078	$(25,046)	$(2,968)	$—	$(2,968)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM Floating Rate Income ETF

Statement of Assets & Liabilities (unaudited)

as of February 28, 2025

Assets

Investments at value:
Unaffiliated investments (cost $112,739,166)	$112,869,927
Affiliated investments (cost $13,823,371)	13,823,371
Cash	188,531
Foreign currency, at value (cost $7,397)	7,423
Receivable for investments sold	37,367,039
Dividends and interest receivable	591,806
Deposit with broker for centrally cleared/exchange-traded derivatives	502,000
Unrealized appreciation on OTC forward foreign currency exchange contracts	16,707
Due from broker—variation margin swaps	10,914
Unrealized appreciation on OTC swap agreements	5,227
Unrealized appreciation on unfunded loan commitments	2,769
Tax reclaim receivable	268
Premiums paid for OTC swap agreements	144

Total Assets	165,386,126

Liabilities

Payable for investments purchased	50,371,704
Reverse repurchase agreements (cost $5,225,875)	5,225,875
Management fee payable	54,841
Due to broker—variation margin futures	42,656
Unrealized depreciation on OTC forward foreign currency exchange contracts	14,890
Interest payable on reverse repurchase agreements	11,032
Due to Custodian	10,828
Unrealized depreciation on OTC swap agreements	10,156
Unrealized depreciation on unfunded loan commitments	242

Total Liabilities	55,742,224

Net Assets	$109,643,902

Net assets were comprised of:
Common stock, at par	$2,175
Paid-in capital in excess of par	109,356,009
Total distributable earnings (loss)	285,718

Net assets, February 28, 2025	$109,643,902

Net asset value, offering price and redemption price per share.
($109,643,902 ÷ 2,175,000 shares of common stock issued and outstanding)	$50.41

See Notes to Financial Statements.

PGIM Fixed Income ETFs 163

PGIM Floating Rate Income ETF

Statement of Operations (unaudited)

Six Months Ended February 28, 2025

Net Investment Income (Loss)

Income
Interest income	$3,545,354
Affiliated dividend income	128,180

Total income	3,673,534

Expenses
Management fee	315,689
Interest expense	62,071

Total expenses	377,760
Less: Fee waiver and/or expense reimbursement	(12,090)

Net expenses	365,670

Net investment income (loss)	3,307,864

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions	(481,930)
Futures transactions	236,883
Forward currency contract transactions	(1,497)
Swap agreement transactions	118,735
Foreign currency transactions	30,404

(97,405)

Net change in unrealized appreciation (depreciation) on:
Investments	196,697
Futures	(140,175)
Forward currency contracts	6,356
Swap agreements	(3,553)
Foreign currencies	(60)
Unfunded loan commitments	2,697

61,962

Net gain (loss) on investment and foreign currency transactions	(35,443)

Net Increase (Decrease) In Net Assets Resulting From Operations	$3,272,421

See Notes to Financial Statements.

PGIM Floating Rate Income ETF

Statements of Changes in Net Assets (unaudited)

	Six Months Ended February 28, 2025	Year Ended August 31, 2024

Increase (Decrease) in Net Assets

Operations

Net investment income (loss)	$3,307,864	$5,366,073

Net realized gain (loss) on investment and foreign currency transactions	(97,405)	501,216

Net change in unrealized appreciation (depreciation) on investments and foreign currencies	61,962	(367,009)

Net increase (decrease) in net assets resulting from operations	3,272,421	5,500,280

Dividends and Distributions

Distributions from distributable earnings	(3,754,512)	(5,796,639)

Fund share transactions

Net proceeds from shares sold (700,000 and 625,000 shares, respectively)	35,423,463	31,576,567

Cost of shares purchased (0 and 500,000 shares, respectively)	—	(24,896,018)

Net increase (decrease) in net assets from Fund share transactions	35,423,463	6,680,549

Total increase (decrease)	34,941,372	6,384,190

Net Assets:

Beginning of period	74,702,530	68,318,340

End of period	$109,643,902	$74,702,530

See Notes to Financial Statements.

PGIM Fixed Income ETFs 165

PGIM Floating Rate Income ETF

Financial Highlights (unaudited)

	Six Months Ended		Year Ended August 31,			May 17, 2022(a) through
	February 28, 2025		2024	2023		August 31, 2022
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$50.65		$50.61	$50.11		$50.00
Income (loss) from investment operations:
Net investment income (loss)	1.89		4.61	4.27		0.62
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.07	(c)	0.46	0.16		(0.18)
Total from investment operations	1.96		5.07	4.43		0.44
Less Dividends and Distributions:
Dividends from net investment income	(2.15)		(5.01)	(3.88)		(0.33)
Distributions from net realized gains	(0.05)		(0.02)	(0.05)		-
Total dividends and distributions	(2.20)		(5.03)	(3.93)		(0.33)
Net asset value, end of period	$50.41		$50.65	$50.61		$50.11
Total Return(d):	3.96%		10.62%	9.32%		0.89%

Ratios/Supplemental Data:
Net assets, end of period (000)	$109,644		$74,703	$68,318		$33,828
Average net assets (000)	$88,421		$58,719	$52,571		$26,460
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.83	%(f)(g)	0.70%	0.72%		0.72	%(f)
Expenses before waivers and/or expense reimbursement	0.86	%(f)(g)	0.72%	0.72%		0.72	%(f)
Net investment income (loss)	7.54	%(f)	9.14%	8.61%		4.32	%(f)
Portfolio turnover rate(h)	42%		131%	59	%(i)	9%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)	Includes interest expense on reverse repurchase agreements of 0.14% for the six months ended February 28, 2025.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(i)	The portfolio turnover rate has been revised to correct for an immaterial adjustment to the previously issued financial statements. The portfolio turnover rate previously reported was 182%.

See Notes to Financial Statements.

PGIM Municipal Income Opportunities ETF

Schedule of Investments (unaudited)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 98.2%

MUNICIPAL BONDS 93.1%

Alabama 4.2%
Black Belt Energy Gas Dist. Rev.,
Gas Proj., Series D-1, Rfdg. (Mandatory put date 02/01/29)	5.500%(cc)	06/01/49	1,000	$1,062,701

California 3.8%
Los Angeles Dept. Arpts. Rev.,
Sr. Rev., Series A, AMT	5.000	05/15/26	715	717,641
Los Angeles Dept. of Wtr. & Pwr. Rev.,
Pwr. Sys., Sub-Series A-2, Rmkt., Rfdg., FRDD	3.450(cc)	07/01/35	250	250,000

				967,641

Colorado 1.9%
Baseline Metropolitan Dist. No. 1,
Series A, GO, Rfdg.	4.250	12/01/54	500	488,660

District of Columbia 3.9%
Dist. of Columbia,
Series D, GO	5.000	06/01/41	965	987,890

Florida 8.7%
Capital Tr. Agcy. Rev.,
Chrt. Sch. Port. Proj., Sub. Series B, CABS, 144A	7.310(t)	07/01/61	6,500	477,804
Florida Dev. Fin. Corp. Rev.,
GFL Solid Wst. Southeast LLC Proj., Series A, AMT (Mandatory put date 10/01/31), 144A	4.375(cc)	10/01/54	500	504,424
River City Science Academy Proj., Series B, Rfdg.	5.000	07/01/31	330	342,956
Vlg. CDD No. 13,
2021 Spl. Assmt., Phase III	3.250	05/01/52	1,200	882,082

				2,207,266

Georgia 2.6%
Municipal Elec. Auth. of Georgia Rev.,
Plant Vogtle Unis 3&4 Proj. M Bonds, Series A	5.000	01/01/28	625	660,542

See Notes to Financial Statements.

PGIM Fixed Income ETFs 167

PGIM Municipal Income Opportunities ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Illinois 10.3%
Chicago O’Hare Int’l. Arpt. Rev.,
Series C, Rfdg., AMT	5.250%	01/01/41	500	$546,837
Illinois Fin. Auth. Rev.,
The Carle Foundation, Series A, Rfdg.	5.000	08/15/25	1,000	1,009,769
Illinois St. Toll Hwy. Auth. Rev.,
Toll Hwy., Sr. Rev., Series B	5.000	01/01/45	1,000	1,054,943

				2,611,549

Kentucky 8.0%
Kentucky Asset Liability Commn. Rev.,
Series B, Rfdg., AMT	5.000	09/01/25	450	454,939
Kentucky Pub. Energy Auth. Rev.,
Series A-1, Rfdg. (Mandatory put date 02/01/32)	5.250(cc)	04/01/54	1,000	1,086,911
Series B, Rfdg.	5.000	08/01/25	500	502,936

				2,044,786

Missouri 3.8%
Missouri Joint Muni. Elec. Util. Commn. Rev.,
Iatan 2 Proj., Series A, Rfdg.	5.000	12/01/35	525	526,594
Missouri St. Hlth. & Edl. Facs. Auth. Rev.,
Lutheran Sr. Svcs. Proj., Series C, Rfdg.	4.000	02/01/48	485	430,281

				956,875

New Hampshire 5.5%
National Fin. Auth. Rev.,
Sustainable Cert., Series 1-A, NFA Muni. Cert., ARC70 (Mandatory put date 10/01/34)	4.150(cc)	10/20/40	565	561,345
New Hampshire Bus. Fin. Auth. Rev.,
Caldwell Ranch Proj., 144A	4.875	12/01/33	600	600,366
Silverado Proj., 144A	5.000	12/01/28	250	250,260

				1,411,971

New Mexico 0.8%
New Mexico Fin. Auth. Rev.,
Enchantment Water LLC Proj., AMT, 144A	8.250	12/01/45	200	203,331

See Notes to Financial Statements.

PGIM Municipal Income Opportunities ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

New York 4.9%
New York City Housing Development Corp. Rev.,
8 Spruce Street Proj., Class E, Rfdg.	4.375%	12/15/43	250	$255,549
New York Liberty Dev. Corp. Rev.,
Bank of America Tower at One Bryant Park Proj., Rfdg.	2.450	09/15/69	1,050	990,367

				1,245,916

Oklahoma 4.0%
Oklahoma Tpke. Auth. Rev.,
Series A	5.000	01/01/42	1,000	1,019,108

Oregon 2.6%
Port of Portland Arpt. Rev.,
Series 24B, AMT	5.000	07/01/37	650	660,816

Puerto Rico 1.5%
Puerto Rico Ind. Tourist Edl. Med. & Envirml. Ctl. Facs. Fing. Auth. Rev.,
Hosp. Auxilio Mutuo Oblig. Grp. Proj., Rfdg.	4.000	07/01/40	400	370,743

Texas 2.3%
New Hope Cultrl. Ed. Facs. Fin. Corp. Rev.,
Cardinal Bay Inc., Vlg. on the Park Carriage Inn Proj., Series A-1	4.000	07/01/26	180	163,828
Txbl. Sr. Sanctuary LTC Proj., Series A-2	6.500	01/01/31	430	425,621

				589,449

Utah 4.1%
Utah Cnty. Rev.,
IHC Hlth. Svcs., Inc., Series A	5.000	05/15/43	1,000	1,056,907

Wisconsin 20.2%
Pub. Fin. Auth. Rev.,
Aurora Integrated Oncology Fndtn., Series A, 144A	10.000	11/01/38	1,000	1,145,939
Ku Campus Dev. Corp. Proj.	5.000	03/01/46	1,000	1,008,496
Million Air Three LLC Gen. Avtn. Facs. Proj., Series A, Rfdg. AMT, 144A	5.500	09/01/30	300	307,527

See Notes to Financial Statements.

PGIM Fixed Income ETFs 169

PGIM Municipal Income Opportunities ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Wisconsin (cont’d.)
Pub. Fin. Auth. Rev., (cont’d.)
Rans Elevon Proj., 144A	5.000%	07/15/30	800	$814,226
Signorelli Proj., 144A	5.375	12/15/32	875	875,122
The Meadows Proj., 144A	5.750	12/15/33	1,000	991,733

				5,143,043

TOTAL MUNICIPAL BONDS
(cost $23,545,029)				23,689,194

			Shares

UNAFFILIATED EXCHANGE-TRADED FUNDS 5.1%
iShares National Muni Bond ETF			3,670	395,186
Vanguard Tax-Exempt Bond Index ETF			18,000	911,880

TOTAL UNAFFILIATED EXCHANGE-TRADED FUNDS
(cost $1,298,924)				1,307,066

TOTAL LONG-TERM INVESTMENTS
(cost $24,843,953)				24,996,260

SHORT-TERM INVESTMENT 0.7%

AFFILIATED MUTUAL FUND
PGIM Core Government Money Market Fund (7-day effective yield 4.497%)
(cost $168,649)(wb)			168,649	168,649

TOTAL INVESTMENTS 98.9%
(cost $25,012,602)				25,164,909
Other assets in excess of liabilities(z) 1.1%				290,834

NET ASSETS 100.0%				$25,455,743

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of February 28, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(t)	Represents zero coupon. Rate quoted represents effective yield at February 28, 2025.
(wb)	Represents an investment in a Fund affiliated with the Manager.

See Notes to Financial Statements.

PGIM Municipal Income Opportunities ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at February 28, 2025:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
5	10 Year U.S. Ultra Treasury Bonds	Jun. 2025	$571,250	$4,346

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
JPS	$15,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Municipal Bonds
Alabama	$—	$1,062,701	$—
California	—	967,641	—
Colorado	—	488,660	—
District of Columbia	—	987,890	—
Florida	—	2,207,266	—
Georgia	—	660,542	—
Illinois	—	2,611,549	—
Kentucky	—	2,044,786	—

See Notes to Financial Statements.

PGIM Fixed Income ETFs 171

PGIM Municipal Income Opportunities ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Municipal Bonds (continued)
Missouri	$—	$956,875	$—
New Hampshire	—	1,411,971	—
New Mexico	—	203,331	—
New York	—	1,245,916	—
Oklahoma	—	1,019,108	—
Oregon	—	660,816	—
Puerto Rico	—	370,743	—
Texas	—	589,449	—
Utah	—	1,056,907	—
Wisconsin	—	5,143,043	—
Unaffiliated Exchange-Traded Funds	1,307,066	—	—
Short-Term Investment
Affiliated Mutual Fund	168,649	—	—

Total	$1,475,715	$23,689,194	$—

Other Financial Instruments*
Assets
Futures Contracts	$4,346	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Sector Allocation:

The sector allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of February 28, 2025 were as follows:

Healthcare	18.1%
Transportation	17.5
Special Tax/Assessment District	17.3
Pre-pay Gas	10.4
Education	7.2
Development	7.1
General Obligation	5.8
Power	5.7
Unaffiliated Exchange-Traded Funds	5.1

Corporate Backed IDB & PCR	4.0%
Affiliated Mutual Fund	0.7

98.9
Other assets in excess of liabilities	1.1

100.0%

See Notes to Financial Statements.

PGIM Municipal Income Opportunities ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker-variation margin futures	$4,346	*	—	$—

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended February 28, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$33,387

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(16,456)

For the six months ended February 28, 2025, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Futures Contracts - Long Positions (1)	$190,417
Futures Contracts - Short Positions (1)	392,646

*	Average volume is based on average quarter end balances for the six months ended February 28, 2025.
(1)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Fixed Income ETFs 173

PGIM Municipal Income Opportunities ETF

Statement of Assets & Liabilities (unaudited)

as of February 28, 2025

Assets

Investments at value:
Unaffiliated investments (cost $24,843,953)	$24,996,260
Affiliated investments (cost $168,649)	168,649
Dividends and interest receivable	277,425
Deposit with broker for centrally cleared/exchange-traded derivatives	15,000
Due from broker—variation margin futures	1,966

Total Assets	25,459,300

Liabilities

Management fee payable	3,557

Net Assets	$25,455,743

Net assets were comprised of:
Common stock, at par	$500
Paid-in capital in excess of par	25,074,500
Total distributable earnings (loss)	380,743

Net assets, February 28, 2025	$25,455,743

Net asset value, offering price and redemption price per share
($25,455,743 ÷ 500,000 shares of common stock issued and outstanding)	$50.91

See Notes to Financial Statements.

PGIM Municipal Income Opportunities ETF

Statement of Operations (unaudited)

Six Months Ended February 28, 2025

Net Investment Income (Loss)

Income
Interest income	$563,893
Unaffiliated dividend income	26,392
Affiliated dividend income	9,815

Total income	600,100

Expenses
Management fee	31,487
Less: Fee waiver and/or expense reimbursement	(4,974)

Net expenses	26,513

Net investment income (loss)	573,587

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on:
Investment transactions	36,367
Futures transactions	33,387

69,754

Net change in unrealized appreciation (depreciation) on:
Investments	(238,399)
Futures	(16,456)

(254,855)

Net gain (loss) on investment transactions	(185,101)

Net Increase (Decrease) In Net Assets Resulting From Operations	$388,486

See Notes to Financial Statements.

PGIM Fixed Income ETFs 175

PGIM Municipal Income Opportunities ETF

Statements of Changes in Net Assets (unaudited)

	Six Months Ended February 28, 2025	June 14, 2024* through August 31, 2024
Increase (Decrease) in Net Assets

Operations

Net investment income (loss)	$573,587	$246,069

Net realized gain (loss) on investment transactions	69,754	(47,990)

Net change in unrealized appreciation (depreciation) on investments	(254,855)	411,508

Net increase (decrease) in net assets resulting from operations	388,486	609,587

Dividends and Distributions

Distributions from distributable earnings	(508,980)	(108,350)

Fund share transactions

Net proceeds from shares sold (0 and 500,000 shares, respectively)	—	25,075,000

Total increase (decrease)	(120,494)	25,576,237

Net Assets:

Beginning of period	25,576,237	—

End of period	$25,455,743	$25,576,237

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Municipal Income Opportunities ETF

Financial Highlights (unaudited)

	Six Months Ended February 28, 2025		June 14, 2024(a) through August 31, 2024
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$51.15		$50.00
Income (loss) from investment operations:
Net investment income (loss)	1.15		0.49
Net realized and unrealized gain (loss) on investment transactions	(0.37)		0.88
Total from investment operations	0.78		1.37
Less Dividends and Distributions:
Dividends from net investment income	(1.02)		(0.22)
Net asset value, end of period	$50.91		$51.15
Total Return(c):	1.54%		2.77%

Ratios/Supplemental Data:
Net assets, end of period (000)	$25,456		$25,576
Average net assets (000)	$25,398		$25,311
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.21	%(e)	0.25	%(e)
Expenses before waivers and/or expense reimbursement	0.25	%(e)	0.25	%(e)
Net investment income (loss)	4.55	%(e)	4.56	%(e)
Portfolio turnover rate(f)	13%		28%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Fixed Income ETFs 177

PGIM Short Duration High Yield ETF

Schedule of Investments (unaudited)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 98.3%

ASSET-BACKED SECURITIES 0.6%

Collateralized Loan Obligations

Sound Point CLO Ltd. (Cayman Islands),
Series 2018-03A, Class A1AR, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	5.600%(c)	10/26/31	183	$183,013

Voya CLO Ltd. (Cayman Islands),
Series 2015-03A, Class A1R3, 144A, 3 Month SOFR + 1.150% (Cap N/A, Floor 1.150%)	5.440(c)	10/20/31	150	149,991

TOTAL ASSET-BACKED SECURITIES (cost $332,830)				333,004

CORPORATE BONDS 83.4%

Advertising 0.6%

Clear Channel Outdoor Holdings, Inc.,
Sr. Sec’d. Notes, 144A	5.125	08/15/27	355	347,023

Aerospace & Defense 1.7%

Boeing Co. (The),
Sr. Unsec’d. Notes	2.196	02/04/26	125	121,973

Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	6.000	02/15/28	375	373,995
Sr. Unsec’d. Notes, 144A	7.125	06/15/26	107	107,134

TransDigm, Inc.,
Gtd. Notes	5.500	11/15/27	300	297,000
Sr. Sec’d. Notes, 144A	6.750	08/15/28	50	50,877

				950,979

Airlines 1.8%

American Airlines, Inc.,
Sr. Sec’d. Notes, 144A	7.250	02/15/28	125	127,809

American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A	5.500	04/20/26	167	165,833

United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	475	469,018

See Notes to Financial Statements.

PGIM Short Duration High Yield ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Airlines (cont’d.)

VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Switzerland),
Sr. Unsec’d. Notes, 144A	7.875%	05/01/27	225	$222,683
Sr. Unsec’d. Notes, 144A	9.500	06/01/28	25	24,899

				1,010,242

Apparel 0.6%

Hanesbrands, Inc.,
Gtd. Notes, 144A	4.875	05/15/26	100	100,174

Kontoor Brands, Inc.,
Gtd. Notes, 144A	4.125	11/15/29	75	69,434

William Carter Co. (The),
Gtd. Notes, 144A	5.625	03/15/27	100	99,807

Wolverine World Wide, Inc.,
Gtd. Notes, 144A	4.000	08/15/29	100	86,203

				355,618

Auto Manufacturers 0.2%

PM General Purchaser LLC,
Sr. Sec’d. Notes, 144A	9.500	10/01/28	95	92,555

Auto Parts & Equipment 2.5%

Adient Global Holdings Ltd.,
Gtd. Notes, 144A	4.875	08/15/26	200	199,962
Sr. Sec’d. Notes, 144A	7.000	04/15/28	100	102,000

American Axle & Manufacturing, Inc.,
Gtd. Notes	6.500	04/01/27	75	74,675

Clarios Global LP/Clarios US Finance Co.,
Gtd. Notes, 144A	8.500	05/15/27	175	175,438
Sr. Sec’d. Notes, 144A	6.250	05/15/26	55	55,000
Sr. Sec’d. Notes, 144A	6.750	05/15/28	325	330,687

Dana, Inc.,
Sr. Unsec’d. Notes	5.375	11/15/27	100	99,695

Phinia, Inc.,
Sr. Sec’d. Notes, 144A	6.750	04/15/29	10	10,246

See Notes to Financial Statements.

PGIM Fixed Income ETFs 179

PGIM Short Duration High Yield ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Auto Parts & Equipment (cont’d.)

Tenneco, Inc.,
Sr. Sec’d. Notes, 144A	8.000%	11/17/28		300	$298,123

Titan International, Inc.,
Sr. Sec’d. Notes	7.000	04/30/28		75	74,354

					1,420,180

Banks 1.0%

Citigroup, Inc.,
Jr. Sub. Notes, Series EE	6.750(ff)	02/15/30	(oo)	34	34,090

Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A	6.625	01/15/27		250	249,659
Sr. Unsec’d. Notes, 144A	7.625	05/01/26		200	200,547

Popular, Inc. (Puerto Rico),
Sr. Unsec’d. Notes	7.250	03/13/28		100	103,625

					587,921

Building Materials 1.6%

Builders FirstSource, Inc.,
Gtd. Notes, 144A	5.000	03/01/30		10	9,609

Camelot Return Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A	8.750	08/01/28		75	70,942

JELD-WEN, Inc.,
Gtd. Notes, 144A	4.875	12/15/27		150	141,649

Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	4.750	01/15/28		300	293,170
Sr. Unsec’d. Notes, 144A	5.000	02/15/27		400	396,168

					911,538

Chemicals 2.0%

Celanese US Holdings LLC,
Gtd. Notes	6.415(cc)	07/15/27		125	128,062
Gtd. Notes	6.600(cc)	11/15/28		100	103,619

Olympus Water US Holding Corp.,
Sr. Sec’d. Notes, 144A	7.125	10/01/27		600	607,719

See Notes to Financial Statements.

PGIM Short Duration High Yield ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Chemicals (cont’d.)

SNF Group SACA (France),
Sr. Unsec’d. Notes, 144A	3.125%	03/15/27	200	$190,500

WR Grace Holdings LLC,
Sr. Sec’d. Notes, 144A	4.875	06/15/27	75	73,138

				1,103,038

Coal 0.2%

Conuma Resources Ltd. (Canada),
Sr. Sec’d. Notes, 144A	13.125	05/01/28	71	71,887

Coronado Finance Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A	9.250	10/01/29	20	20,172

				92,059

Commercial Services 4.1%

Adtalem Global Education, Inc.,
Sr. Sec’d. Notes, 144A	5.500	03/01/28	25	24,777

Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Unsec’d. Notes, 144A	9.750	07/15/27	250	251,593

Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A	4.625	06/01/28	200	190,250

Alta Equipment Group, Inc.,
Sec’d. Notes, 144A	9.000	06/01/29	30	27,824

AMN Healthcare, Inc.,
Gtd. Notes, 144A	4.000	04/15/29	125	114,160
Gtd. Notes, 144A	4.625	10/01/27	405	391,208

Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A	5.750	07/15/27	225	220,823

Brink’s Co. (The),
Gtd. Notes, 144A	4.625	10/15/27	75	73,737

DCLI Bidco LLC,
Second Mortgage, 144A	7.750	11/15/29	45	46,951

Herc Holdings, Inc.,
Gtd. Notes, 144A	5.500	07/15/27	275	273,589
Gtd. Notes, 144A	6.625	06/15/29	15	15,220

Hertz Corp. (The),
Gtd. Notes, 144A	4.625	12/01/26	20	17,310

See Notes to Financial Statements.

PGIM Fixed Income ETFs 181

PGIM Short Duration High Yield ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Commercial Services (cont’d.)

Mavis Tire Express Services Topco Corp.,
Sr. Unsec’d. Notes, 144A	6.500%	05/15/29	100	$97,394

NESCO Holdings II, Inc.,
Sec’d. Notes, 144A	5.500	04/15/29	50	47,125

Service Corp. International,
Sr. Unsec’d. Notes	4.625	12/15/27	25	24,534

United Rentals North America, Inc.,
Gtd. Notes	4.875	01/15/28	487	480,125

				2,296,620

Computers 0.9%

Fortress Intermediate 3, Inc.,
Sr. Sec’d. Notes, 144A	7.500	06/01/31	20	20,723

McAfee Corp.,
Sr. Unsec’d. Notes, 144A	7.375	02/15/30	100	97,436

NCR Atleos Corp.,
Sr. Sec’d. Notes, 144A	9.500	04/01/29	150	163,709

NCR Voyix Corp.,
Gtd. Notes, 144A	5.000	10/01/28	200	193,875
Gtd. Notes, 144A	5.125	04/15/29	8	7,699

				483,442

Distribution/Wholesale 0.5%

H&E Equipment Services, Inc.,
Gtd. Notes, 144A	3.875	12/15/28	200	200,202

Ritchie Bros Holdings, Inc. (Canada),
Sr. Sec’d. Notes, 144A	6.750	03/15/28	75	76,781

				276,983

Diversified Financial Services 6.7%

Azorra Finance Ltd.,
Gtd. Notes, 144A	7.750	04/15/30	50	50,678

Bread Financial Holdings, Inc.,
Gtd. Notes, 144A	9.750	03/15/29	75	80,630

Freedom Mortgage Holdings LLC,
Sr. Unsec’d. Notes, 144A	9.250	02/01/29	90	93,945

See Notes to Financial Statements.

PGIM Short Duration High Yield ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Diversified Financial Services (cont’d.)

GGAM Finance Ltd. (Ireland),
Gtd. Notes, 144A	8.000%	02/15/27	325	$336,222
Sr. Unsec’d. Notes, 144A	5.875	03/15/30	10	9,913
Sr. Unsec’d. Notes, 144A	7.750	05/15/26	50	50,812
Sr. Unsec’d. Notes, 144A	8.000	06/15/28	25	26,312

LD Holdings Group LLC,
Gtd. Notes, 144A	6.125	04/01/28	50	43,480

Macquarie Airfinance Holdings Ltd. (United Kingdom),
Sr. Unsec’d. Notes, 144A	6.400	03/26/29	5	5,174

Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.500	08/15/28	75	73,550
Gtd. Notes, 144A	6.000	01/15/27	500	499,021
Gtd. Notes, 144A	6.500	08/01/29	15	15,102

Navient Corp.,
Sr. Unsec’d. Notes	4.875	03/15/28	75	72,663
Sr. Unsec’d. Notes	5.000	03/15/27	25	24,659
Sr. Unsec’d. Notes	6.750	06/25/25	150	150,594
Sr. Unsec’d. Notes	6.750	06/15/26	250	253,097

OneMain Finance Corp.,
Gtd. Notes	6.625	01/15/28	50	50,867
Gtd. Notes	7.125	03/15/26	550	561,206

PennyMac Financial Services, Inc.,
Gtd. Notes, 144A	5.375	10/15/25	491	490,668

PHH Escrow Issuer LLC/PHH Corp.,
Sr. Unsec’d. Notes, 144A	9.875	11/01/29	60	58,416

PRA Group, Inc.,
Gtd. Notes, 144A	8.375	02/01/28	100	103,503
Gtd. Notes, 144A	8.875	01/31/30	15	15,810

Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
Gtd. Notes, 144A	2.875	10/15/26	400	383,431

SLM Corp.,
Sr. Unsec’d. Notes	6.500	01/31/30	10	10,287

United Wholesale Mortgage LLC,
Sr. Unsec’d. Notes, 144A	5.500	11/15/25	200	199,790
Sr. Unsec’d. Notes, 144A	5.750	06/15/27	50	49,502

UWM Holdings LLC,
Gtd. Notes, 144A	6.625	02/01/30	35	35,299

				3,744,631

See Notes to Financial Statements.

PGIM Fixed Income ETFs 183

PGIM Short Duration High Yield ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric 3.7%

Calpine Corp.,
Sr. Sec’d. Notes, 144A	4.500%	02/15/28	450	$439,797
Sr. Unsec’d. Notes, 144A	5.125	03/15/28	150	147,840

NRG Energy, Inc.,
Gtd. Notes	5.750	01/15/28	150	150,362
Gtd. Notes, 144A	5.250	06/15/29	75	73,502

PG&E Corp.,
Sr. Sec’d. Notes	5.000	07/01/28	25	24,351

Vistra Operations Co. LLC,
Gtd. Notes, 144A	5.000	07/31/27	678	670,333
Gtd. Notes, 144A	5.500	09/01/26	308	307,834
Gtd. Notes, 144A	5.625	02/15/27	250	249,870

				2,063,889

Electrical Components & Equipment 0.5%

Energizer Holdings, Inc.,
Gtd. Notes, 144A	6.500	12/31/27	200	202,615

WESCO Distribution, Inc.,
Gtd. Notes, 144A	6.375	03/15/29	15	15,276
Gtd. Notes, 144A	7.250	06/15/28	52	52,886

				270,777

Engineering & Construction 0.1%

AECOM,
Gtd. Notes	5.125	03/15/27	35	34,942

Entertainment 2.4%

Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A	7.000	02/15/30	200	206,056

CCM Merger, Inc.,
Sr. Unsec’d. Notes, 144A	6.375	05/01/26	350	350,225

Cinemark USA, Inc.,
Gtd. Notes, 144A	7.000	08/01/32	10	10,226

International Game Technology PLC,
Sr. Sec’d. Notes, 144A	4.125	04/15/26	425	420,750

See Notes to Financial Statements.

PGIM Short Duration High Yield ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Entertainment (cont’d.)

Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	6.750%	02/15/29	100	$98,077

Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	5.625	01/15/27	250	247,552

				1,332,886

Environmental Control 0.5%

GFL Environmental, Inc.,
Gtd. Notes, 144A	4.000	08/01/28	75	71,169
Gtd. Notes, 144A	4.375	08/15/29	100	94,500

Reworld Holding Corp.,
Gtd. Notes, 144A	4.875	12/01/29	100	94,231

				259,900

Foods 1.4%

Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A	4.625	01/15/27	425	418,624
Gtd. Notes, 144A	5.875	02/15/28	25	25,006

B&G Foods, Inc.,
Gtd. Notes	5.250	09/15/27	25	23,556
Sr. Sec’d. Notes, 144A	8.000	09/15/28	290	296,247

				763,433

Gas 0.5%

AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.500	05/20/25	69	69,041
Sr. Unsec’d. Notes	5.750	05/20/27	150	144,634
Sr. Unsec’d. Notes	5.875	08/20/26	75	74,817

				288,492

Healthcare-Products 0.2%

Medline Borrower LP,
Sr. Sec’d. Notes, 144A	3.875	04/01/29	110	103,054

See Notes to Financial Statements.

PGIM Fixed Income ETFs 185

PGIM Short Duration High Yield ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Services 1.5%

DaVita, Inc.,
Gtd. Notes, 144A	4.625%	06/01/30	125	$115,954

MPH Acquisition Holdings LLC,
Sr. Sec’d. Notes, 144A	5.750	12/31/30	40	29,820
Sr. Sec’d. Notes, 144A, Cash coupon 6.500% and PIK 5.000%	11.500	12/31/30	21	19,164

Prime Healthcare Services, Inc.,
Sr. Sec’d. Notes, 144A	9.375	09/01/29	120	113,694

Tenet Healthcare Corp.,
Sr. Sec’d. Notes	4.375	01/15/30	75	70,553
Sr. Sec’d. Notes	4.625	06/15/28	484	468,318

				817,503

Home Builders 5.2%

Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	4.625	08/01/29	150	140,551
Sr. Unsec’d. Notes, 144A	6.625	01/15/28	75	75,166

Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27	350	349,836

Brookfield Residential Properties, Inc./Brookfield
Residential US LLC (Canada),
Gtd. Notes, 144A	6.250	09/15/27	350	349,244
Sr. Unsec’d. Notes, 144A	5.000	06/15/29	50	45,875

Forestar Group, Inc.,
Gtd. Notes, 144A	3.850	05/15/26	250	246,133
Gtd. Notes, 144A	5.000	03/01/28	75	73,396

KB Home,
Gtd. Notes	6.875	06/15/27	150	153,881

Landsea Homes Corp.,
Gtd. Notes, 144A	8.875	04/01/29	95	94,534

M/I Homes, Inc.,
Gtd. Notes	4.950	02/01/28	195	190,872

Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A	5.250	12/15/27	350	343,437

Shea Homes LP/Shea Homes Funding Corp.,
Sr. Unsec’d. Notes	4.750	02/15/28	265	258,323

STL Holding Co. LLC,
Sr. Unsec’d. Notes, 144A	8.750	02/15/29	75	79,176

See Notes to Financial Statements.

PGIM Short Duration High Yield ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Home Builders (cont’d.)

Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.875%	06/15/27	200	$202,047

Tri Pointe Homes, Inc.,
Gtd. Notes	5.250	06/01/27	225	221,776
Gtd. Notes	5.700	06/15/28	50	49,656

				2,873,903

Insurance 0.5%

Acrisure LLC/Acrisure Finance, Inc.,
Sr. Unsec’d. Notes, 144A	8.250	02/01/29	250	259,195

Internet 1.0%

Cogent Communications Group LLC,
Sr. Sec’d. Notes, 144A	3.500	05/01/26	175	171,040

Gen Digital, Inc.,
Gtd. Notes, 144A	6.750	09/30/27	175	178,263

Go Daddy Operating Co. LLC/GD Finance Co., Inc.,
Gtd. Notes, 144A	5.250	12/01/27	200	198,203

				547,506

Iron/Steel 0.7%

Big River Steel LLC/BRS Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	01/31/29	125	125,490

Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A	6.875	11/01/29	25	25,134

Mineral Resources Ltd. (Australia),
Sr. Unsec’d. Notes, 144A	8.125	05/01/27	35	35,000
Sr. Unsec’d. Notes, 144A	9.250	10/01/28	175	180,547

				366,171

Leisure Time 4.5%

Carnival Corp.,
Gtd. Notes, 144A	5.750	03/01/27	300	300,750
Gtd. Notes, 144A	7.625	03/01/26	150	150,258
Sr. Sec’d. Notes, 144A	4.000	08/01/28	120	114,990

Lindblad Expeditions Holdings, Inc.,
Sr. Sec’d. Notes, 144A	9.000	05/15/28	100	104,484

See Notes to Financial Statements.

PGIM Fixed Income ETFs 187

PGIM Short Duration High Yield ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Leisure Time (cont’d.)

Lindblad Expeditions LLC,
Sr. Sec’d. Notes, 144A	6.750%	02/15/27	175	$175,514

NCL Corp. Ltd.,
Gtd. Notes, 144A	5.875	03/15/26	83	83,033
Sr. Sec’d. Notes, 144A	5.875	02/15/27	400	401,116
Sr. Sec’d. Notes, 144A	8.125	01/15/29	75	79,215
Sr. Unsec’d. Notes, 144A	6.250	03/01/30	15	15,014

NCL Finance Ltd.,
Gtd. Notes, 144A	6.125	03/15/28	75	75,656

Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes, 144A	5.375	07/15/27	300	300,519
Sr. Unsec’d. Notes, 144A	5.500	04/01/28	150	150,774

Viking Cruises Ltd.,
Gtd. Notes, 144A	5.875	09/15/27	200	199,750
Sr. Unsec’d. Notes, 144A	7.000	02/15/29	75	75,539

Viking Ocean Cruises Ship VII Ltd.,
Sr. Sec’d. Notes, 144A	5.625	02/15/29	75	73,688

VOC Escrow Ltd.,
Sr. Sec’d. Notes, 144A	5.000	02/15/28	200	195,500

				2,495,800

Lodging 3.1%

Boyd Gaming Corp.,
Gtd. Notes	4.750	12/01/27	228	224,588

MGM Resorts International,
Gtd. Notes	4.625	09/01/26	125	124,019
Gtd. Notes	5.500	04/15/27	400	399,604
Gtd. Notes	6.125	09/15/29	15	15,090

Station Casinos LLC,
Gtd. Notes, 144A	4.500	02/15/28	125	120,748

Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
Gtd. Notes, 144A	5.250	05/15/27	200	198,297

Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A	5.625	08/26/28	675	655,580

				1,737,926

See Notes to Financial Statements.

PGIM Short Duration High Yield ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Machinery-Construction & Mining 0.0%

Vertiv Group Corp.,
Sr. Sec’d. Notes, 144A	4.125%	11/15/28	20	$19,226

Machinery-Diversified 1.4%

Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A	11.500	09/01/28	100	106,101
TK Elevator US Newco, Inc. (Germany),
Sr. Sec’d. Notes, 144A	5.250	07/15/27	675	665,719

				771,820

Media 3.5%

CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	5.125	05/01/27	200	197,315
Sr. Unsec’d. Notes, 144A	5.500	05/01/26	325	324,597
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29	25	16,834
Gtd. Notes	7.375	07/01/28	100	73,900
Gtd. Notes	7.750	07/01/26	575	512,488
DISH Network Corp.,
Sr. Sec’d. Notes, 144A	11.750	11/15/27	75	79,162
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A(x)	4.500	09/15/26	275	238,901
Sr. Unsec’d. Notes, 144A(x)	6.500	09/15/28	25	17,459
Sinclair Television Group, Inc.,
Sr. Sec’d. Notes, 144A	4.375	12/31/32	25	15,769
Sr. Sec’d. Notes, 144A	8.125	02/15/33	50	49,525
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A	6.625	06/01/27	350	350,683
Sr. Sec’d. Notes, 144A	8.000	08/15/28	75	76,280

				1,952,913

Mining 2.2%

First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A	6.875	10/15/27	200	200,500
Hecla Mining Co.,
Gtd. Notes	7.250	02/15/28	75	75,961
Hudbay Minerals, Inc. (Canada),
Gtd. Notes, 144A	4.500	04/01/26	330	325,875

See Notes to Financial Statements.

PGIM Fixed Income ETFs 189

PGIM Short Duration High Yield ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Mining (cont’d.)

New Gold, Inc. (Canada),
Gtd. Notes, 144A	7.500%	07/15/27	175	$175,438
Novelis Corp.,
Gtd. Notes, 144A	3.250	11/15/26	425	412,245
Novelis, Inc.,
Gtd. Notes, 144A	6.875	01/30/30	30	30,593

				1,220,612

Miscellaneous Manufacturing 0.6%

Amsted Industries, Inc.,
Gtd. Notes, 144A	5.625	07/01/27	225	225,158
Trinity Industries, Inc.,
Gtd. Notes, 144A	7.750	07/15/28	90	93,980

				319,138

Oil & Gas 3.4%

Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	9.000	11/01/27	25	31,605
Sr. Unsec’d. Notes, 144A	8.250	12/31/28	90	92,150
Civitas Resources, Inc.,
Gtd. Notes, 144A	8.375	07/01/28	100	104,132
Crescent Energy Finance LLC,
Gtd. Notes, 144A	9.250	02/15/28	100	104,644
Diamond Foreign Asset Co./Diamond Finance LLC,
Sec’d. Notes, 144A	8.500	10/01/30	25	25,794
Expand Energy Corp.,
Gtd. Notes	5.375	03/15/30	75	74,554
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	02/01/29	75	73,255
Sr. Unsec’d. Notes, 144A	6.250	11/01/28	100	100,045
Kraken Oil & Gas Partners LLC,
Sr. Unsec’d. Notes, 144A	7.625	08/15/29	5	4,909
Nabors Industries Ltd.,
Gtd. Notes, 144A	7.500	01/15/28	56	53,060
Nabors Industries, Inc.,
Gtd. Notes, 144A	7.375	05/15/27	300	300,652

See Notes to Financial Statements.

PGIM Short Duration High Yield ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Parkland Corp. (Canada),
Gtd. Notes, 144A	4.500%	10/01/29	25	$23,609
Gtd. Notes, 144A	5.875	07/15/27	275	274,882
Permian Resources Operating LLC,
Gtd. Notes, 144A	8.000	04/15/27	105	107,572
Precision Drilling Corp. (Canada),
Gtd. Notes, 144A	7.125	01/15/26	65	64,935
SM Energy Co.,
Sr. Unsec’d. Notes, 144A	6.750	08/01/29	15	15,018
Sunoco LP,
Gtd. Notes, 144A	7.000	05/01/29	15	15,556
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes, 144A	7.000	09/15/28	125	129,030
Transocean, Inc.,
Gtd. Notes, 144A	8.000	02/01/27	100	99,750
Gtd. Notes, 144A	8.250	05/15/29	135	133,144
Gtd. Notes, 144A	8.500	05/15/31	15	14,850
Sr. Sec’d. Notes, 144A	8.750	02/15/30	4	4,175
Valaris Ltd.,
Sec’d. Notes, 144A	8.375	04/30/30	75	76,031

				1,923,352

Packaging & Containers 2.9%
Ball Corp.,
Gtd. Notes	6.000	06/15/29	95	96,596
Clydesdale Acquisition Holdings, Inc.,
Gtd. Notes, 144A	8.750	04/15/30	35	35,539
Graham Packaging Co., Inc.,
Gtd. Notes, 144A	7.125	08/15/28	25	24,830
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC (Canada),
Sr. Sec’d. Notes, 144A	6.000	09/15/28	240	238,500
LABL, Inc.,
Sr. Unsec’d. Notes, 144A	10.500	07/15/27	350	338,142
Mauser Packaging Solutions Holding Co.,
Sr. Sec’d. Notes, 144A	7.875	04/15/27	375	382,459
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC,
Sr. Sec’d. Notes, 144A	4.000	10/15/27	125	125,222

See Notes to Financial Statements.

PGIM Fixed Income ETFs 191

PGIM Short Duration High Yield ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Packaging & Containers (cont’d.)

Sealed Air Corp./Sealed Air Corp. US,
Gtd. Notes, 144A	6.125%	02/01/28	75	$75,656
Trident TPI Holdings, Inc.,
Gtd. Notes, 144A	12.750	12/31/28	265	291,175

				1,608,119

Pharmaceuticals 1.6%

AdaptHealth LLC,
Gtd. Notes, 144A	6.125	08/01/28	225	223,935
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	9.000	12/15/25	25	24,906
Sr. Sec’d. Notes, 144A	5.750	08/15/27	450	428,063
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A	4.125	04/30/28	200	190,276
P&L Development LLC/PLD Finance Corp.,
Sr. Sec’d. Notes, 144A, Cash coupon 9.000% and PIK
3.500% or Cash coupon 12.000%	12.000	05/15/29	42	43,225

				910,405

Pipelines 1.9%

Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.750	03/01/27	195	194,634
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
Sr. Unsec’d. Notes, 144A	7.000	07/15/29	20	20,638
EQM Midstream Partners LP,
Sr. Unsec’d. Notes, 144A	6.500	07/01/27	250	256,492
Global Partners LP/GLP Finance Corp.,
Gtd. Notes	7.000	08/01/27	150	150,543
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	3.600	05/15/25	100	99,573
Sr. Unsec’d. Notes, 144A	4.800	05/15/30	25	23,580
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28	200	196,324
Sr. Unsec’d. Notes, 144A	7.375	02/15/29	15	15,309

See Notes to Financial Statements.

PGIM Short Duration High Yield ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)

Venture Global LNG, Inc.,
Sr. Sec’d. Notes, 144A	7.000%	01/15/30	25	$25,348
Sr. Sec’d. Notes, 144A	9.500	02/01/29	75	82,803

				1,065,244

Real Estate 0.9%

Five Point Operating Co. LP/Five Point Capital Corp.,
Gtd. Notes, 144A	10.500(cc)	01/15/28	150	153,252
Howard Hughes Corp. (The),
Gtd. Notes, 144A	5.375	08/01/28	350	340,364

				493,616

Real Estate Investment Trusts (REITs) 3.6%

Brandywine Operating Partnership LP,
Gtd. Notes	8.300	03/15/28	100	105,808
Diversified Healthcare Trust,
Gtd. Notes	9.750	06/15/25	120	120,002
Sr. Unsec’d. Notes	4.750	02/15/28	200	178,293
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	3.500	03/15/31	25	17,122
Gtd. Notes	5.000	10/15/27	350	315,281
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Gtd. Notes, 144A	7.000	02/01/30	10	10,206
Sr. Sec’d. Notes, 144A	5.875	10/01/28	125	123,961
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes	4.750	10/15/27	175	171,271
Gtd. Notes, 144A	6.500	04/01/32	20	20,256
SBA Communications Corp.,
Sr. Unsec’d. Notes	3.875	02/15/27	400	389,527
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes, 144A	3.625	07/15/26	150	145,821
Sr. Unsec’d. Notes, 144A	4.375	01/15/27	185	180,560

See Notes to Financial Statements.

PGIM Fixed Income ETFs 193

PGIM Short Duration High Yield ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs) (cont’d.)

Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A	4.750%	04/15/28	50	$48,022
Sr. Sec’d. Notes, 144A	10.500	02/15/28	192	205,009

				2,031,139

Retail 3.3%

1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A	4.000	10/15/30	25	22,781
Sec’d. Notes, 144A	4.375	01/15/28	25	24,175
Sr. Sec’d. Notes, 144A	3.875	01/15/28	400	383,744
Arko Corp.,
Gtd. Notes, 144A	5.125	11/15/29	50	45,206
BCPE Ulysses Intermediate, Inc.,
Sr. Unsec’d. Notes, 144A, Cash coupon 7.750% or PIK 8.500%	7.750	04/01/27	230	225,995
Carvana Co.,
Sr. Sec’d. Notes, 144A, Cash coupon 9.000% or PIK 12.000%	9.000	12/01/28	156	161,242
Sr. Sec’d. Notes, 144A, Cash coupon 11.000% or PIK 13.000%	9.000	06/01/30	250	265,464
Gap, Inc. (The),
Gtd. Notes, 144A	3.625	10/01/29	100	91,625
LCM Investments Holdings II LLC,
Sr. Unsec’d. Notes, 144A	4.875	05/01/29	75	71,472
Lithia Motors, Inc.,
Sr. Unsec’d. Notes, 144A	3.875	06/01/29	50	46,336
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes	6.750	03/01/32	100	101,334
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes	5.875	03/01/27	200	199,606
White Cap Buyer LLC,
Sr. Unsec’d. Notes, 144A	6.875	10/15/28	175	174,805

				1,813,785

See Notes to Financial Statements.

PGIM Short Duration High Yield ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Software 2.6%

Camelot Finance SA,
Sr. Sec’d. Notes, 144A	4.500%	11/01/26	944	$927,631
Clarivate Science Holdings Corp.,
Sr. Sec’d. Notes, 144A	3.875	07/01/28	75	70,400
SS&C Technologies, Inc.,
Gtd. Notes, 144A	5.500	09/30/27	475	472,887

				1,470,918

Telecommunications 4.9%

Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A	9.625	07/15/27	500	456,250
Connect Finco Sarl/Connect US Finco LLC (United Kingdom),
Sr. Sec’d. Notes, 144A	9.000	09/15/29	400	365,000
EchoStar Corp.,
Sr. Sec’d. Notes	10.750	11/30/29	75	80,309
Frontier Communications Holdings LLC,
Sec’d. Notes, 144A	6.000	01/15/30	75	75,271
Sec’d. Notes, 144A	6.750	05/01/29	50	50,649
Sr. Sec’d. Notes, 144A	5.000	05/01/28	100	98,908
Sr. Sec’d. Notes, 144A	5.875	10/15/27	425	425,123
Iliad Holding SASU (France),
Sr. Sec’d. Notes, 144A	7.000	10/15/28	400	405,656
Level 3 Financing, Inc.,
Gtd. Notes, 144A	3.750	07/15/29	150	116,059
Sec’d. Notes, 144A	4.875	06/15/29	100	86,807
Sr. Sec’d. Notes, 144A	10.500	04/15/29	275	308,016
Sr. Sec’d. Notes, 144A	11.000	11/15/29	125	141,755
Lumen Technologies, Inc.,
Sr. Sec’d. Notes, 144A	10.000	10/15/32	25	24,966
Viasat, Inc.,
Sr. Unsec’d. Notes, 144A	5.625	09/15/25	100	99,512

				2,734,281

Transportation 0.4%

RXO, Inc.,
Gtd. Notes, 144A	7.500	11/15/27	80	82,238

See Notes to Financial Statements.

PGIM Fixed Income ETFs 195

PGIM Short Duration High Yield ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Transportation (cont’d.)

Star Leasing Co. LLC,
Sec’d. Notes, 144A	7.625%	02/15/30	40	$40,514
XPO, Inc.,
Sr. Sec’d. Notes, 144A	6.250	06/01/28	75	76,058

				198,810

TOTAL CORPORATE BONDS
(cost $46,469,795)				46,421,584

FLOATING RATE AND OTHER LOANS 3.5%

Auto Parts & Equipment 0.5%

Clarios Global LP,
Amendment No. 6 Dollar Term Loan, 1 Month SOFR + 2.750%	7.074(c)	01/15/32	75	74,766
First Brands Group LLC,
First Lien 2021 Term Loan, 3 Month SOFR + 5.262%	9.552(c)	03/30/27	199	190,800

				265,566

Chemicals 0.2%

Iris Holdings Ltd.,
Initial Term Loan, 3 Month SOFR + 4.850%	9.141(c)	06/28/28	49	47,452
TPC Group, Inc.,
Initial Term Loan, 3 Month SOFR + 5.750%	10.109(c)	12/16/31	50	49,875

				97,327

Commercial Services 0.2%

MPH Acquisition Holdings LLC,
First Out Term Loan, 1 Month SOFR + 3.750%	8.037(c)	12/31/30	56	55,558
Initial Term Loan, 1 Month SOFR + 4.600%	9.149(c)	12/31/30	100	83,708

				139,266

Computers 0.2%

Mcafee Corp.,
Refinancing Tranche B-1, 1 Month SOFR + 3.000%	7.309(c)	03/01/29	100	99,334

See Notes to Financial Statements.

PGIM Short Duration High Yield ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Forest Products & Paper 0.0%

Magnera Corp.,
New Term Loan, 3 Month SOFR + 4.250%	8.563%(c)	11/04/31	25	$25,094

Holding Companies-Diversified 0.3%

Clue OpCo LLC,
Term B Loan, 3 Month SOFR + 4.500%	8.791(c)	12/19/30	155	151,965

Insurance 0.9%

Acrisure LLC,
2024 Repricing Term B-6 Loan, 1 Month SOFR + 3.000%	7.324(c)	11/06/30	125	124,563
2024 Term B-1 Loan, 1 Month SOFR + 2.750%	7.074(c)	02/15/27	150	149,938
Asurion LLC,
New B-08 Term Loan, 1 Month SOFR + 3.364%	7.688(c)	12/23/26	85	84,776
New B-12 Term Loan, 1 Month SOFR + 4.250%	8.574(c)	09/19/30	124	123,899

				483,176

Media 0.6%

CSC Holdings LLC,
2022 Refinancing Term Loan, 1 Month SOFR + 4.500%	8.812(c)	01/18/28	274	267,961
Radiate Holdco LLC,
Amendment No. 6 Term Loan, 1 Month SOFR + 3.364%	7.688(c)	09/25/26	25	21,459
Sinclair Television Group, Inc.,
Term B-6 Loan, 2 Month SOFR + 3.300%^	7.618(c)	12/31/29	20	16,200
Term B-7 Loan, 1 Month SOFR + 4.100%	8.518(c)	12/31/30	20	15,650

				321,270

Oil & Gas 0.0%

Hilcorp Energy I LP,
Term B Loan, 2 Month SOFR + 2.000%	6.315(c)	02/11/30	25	25,000

Pharmaceuticals 0.5%

Bausch Health Cos., Inc.,
Second Amendment Term Loan, 1 Month SOFR + 5.350%	9.674(c)	02/01/27	270	268,225

See Notes to Financial Statements.

PGIM Fixed Income ETFs 197

PGIM Short Duration High Yield ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Telecommunications 0.1%

Lumen Technologies, Inc.,
Term B-1 Loan, 1 Month SOFR + 2.350%	6.788%(c)	04/15/29	75	$70,594

TOTAL FLOATING RATE AND OTHER LOANS
(cost $1,953,507)				1,946,817

U.S. TREASURY OBLIGATIONS 7.6%
U.S. Treasury Notes	4.250	11/30/26	1,850	1,857,227
U.S. Treasury Notes	4.250	12/31/26	1,350	1,355,695
U.S. Treasury Notes(k)	4.375	07/31/26	85	85,385
U.S. Treasury Notes(k)	4.875	05/31/26	925	933,817

TOTAL U.S. TREASURY OBLIGATIONS
(cost $4,215,691)				4,232,124

			Shares

AFFILIATED EXCHANGE-TRADED FUND 3.0%
PGIM AAA CLO ETF
(cost $1,648,849)(wa)			32,128	1,652,986

COMMON STOCK 0.2%

Gas Utilities

Ferrellgas Partners LP (Class B Stock)
(cost $114,114)			546	90,266

PREFERRED STOCK 0.0%

Electronic Equipment, Instruments & Components

Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31^
(cost $6,056)			6	6,000

TOTAL LONG-TERM INVESTMENTS
(cost $54,740,842)				54,682,781

See Notes to Financial Statements.

PGIM Short Duration High Yield ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Shares	Value

SHORT-TERM INVESTMENT 1.1%

AFFILIATED MUTUAL FUND
PGIM Core Government Money Market Fund (7-day effective yield 4.497%)
(cost $615,576)(wa)	615,576	$615,576

TOTAL INVESTMENTS 99.4%
(cost $55,356,418)		55,298,357
Other assets in excess of liabilities(z) 0.6%		347,664

NET ASSETS 100.0%		$55,646,021

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $22,200 and 0.0% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at February 28, 2025.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of February 28, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(wa)	Represents investments in Funds affiliated with the Manager.
(x)

The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.

(x) Restricted Securities:

Issuer Description	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
Radiate Holdco LLC/Radiate Finance, Inc., Sr. Sec’d. Notes, 144A, 4.500%, 09/15/26	12/14/23-02/07/24	$215,705	$238,901	0.4%
Radiate Holdco LLC/Radiate Finance, Inc., Sr. Unsec’d. Notes, 144A, 6.500%, 09/15/28	05/02/24	10,313	17,459	0.1

Total		$226,018	$256,360	0.5%

(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

See Notes to Financial Statements.

PGIM Fixed Income ETFs 199

PGIM Short Duration High Yield ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Futures contracts outstanding at February 28, 2025:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
22	2 Year U.S. Treasury Notes	Jun. 2025	$4,553,313	$18,485

Short Positions:
28	5 Year U.S. Treasury Notes	Jun. 2025	3,022,250	(21,517)
1	10 Year U.S. Treasury Notes	Jun. 2025	111,094	(1,205)

				(22,722)

				$(4,237)

Credit default swap agreement outstanding at February 28, 2025:

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at February 28, 2025(4)	Value at Trade Date	Value at February 28, 2025	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.43.V1	12/20/29	5.000	%(Q)	985	3.091%	$72,375	$85,094	$12,719

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Notes to Financial Statements.

PGIM Short Duration High Yield ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at February 28, 2025:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at February 28, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
1,965	02/06/26	4.263%(A)	1 Day SOFR(2)(A)/ 4.390%	$—	$3,131	$3,131
1,330	02/06/27	3.977%(A)	1 Day SOFR(1)(A)/ 4.390%	—	(2,847)	(2,847)

				$—	$284	$284

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$—	$ 418,531
JPS	—	600,671

Total	$—	$1,019,202

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

See Notes to Financial Statements.

PGIM Fixed Income ETFs 201

PGIM Short Duration High Yield ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Collateralized Loan Obligations	$—	$333,004	$—
Corporate Bonds	—	46,421,584	—
Floating Rate and Other Loans	—	1,930,617	16,200
U.S. Treasury Obligations	—	4,232,124	—
Affiliated Exchange-Traded Fund	1,652,986	—	—
Common Stock	—	90,266	—
Preferred Stock	—	—	6,000
Short-Term Investment
Affiliated Mutual Fund	615,576	—	—

Total	$2,268,562	$53,007,595	$22,200

Other Financial Instruments*
Assets
Futures Contracts	$18,485	$—	$—
Centrally Cleared Credit Default Swap Agreement	—	12,719	—
Centrally Cleared Interest Rate Swap Agreement	—	3,131	—

Total	$18,485	$15,850	$—

Liabilities
Futures Contracts	$(22,722)	$—	$—
Centrally Cleared Interest Rate Swap Agreement	—	(2,847)	—

Total	$(22,722)	$(2,847)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of February 28, 2025 were as follows:

U.S. Treasury Obligations	7.6%
Diversified Financial Services	6.7
Home Builders	5.2
Telecommunications	5.0

Leisure Time	4.5%
Commercial Services	4.3
Media	4.1
Electric	3.7

See Notes to Financial Statements.

PGIM Short Duration High Yield ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Industry Classification (continued):

Real Estate Investment Trusts (REITs)	3.6%
Oil & Gas	3.4
Retail	3.3
Lodging	3.1
Auto Parts & Equipment	3.0
Affiliated Exchange-Traded Fund	3.0
Packaging & Containers	2.9
Software	2.6
Entertainment	2.4
Mining	2.2
Chemicals	2.2
Pharmaceuticals	2.1
Pipelines	1.9
Airlines	1.8
Aerospace & Defense	1.7
Building Materials	1.6
Healthcare-Services	1.5
Machinery-Diversified	1.4
Foods	1.4
Insurance	1.4
Affiliated Mutual Fund	1.1
Computers	1.1
Banks	1.0
Internet	1.0
Real Estate	0.9
Iron/Steel	0.7

Apparel	0.6%
Advertising	0.6
Collateralized Loan Obligations	0.6
Miscellaneous Manufacturing	0.6
Gas	0.5
Distribution/Wholesale	0.5
Electrical Components & Equipment	0.5
Environmental Control	0.5
Transportation	0.4
Holding Companies-Diversified	0.3
Healthcare-Products	0.2
Auto Manufacturers	0.2
Coal	0.2
Gas Utilities	0.2
Engineering & Construction	0.1
Forest Products & Paper	0.0	*
Machinery-Construction & Mining	0.0	*
Electronic Equipment, Instruments & Components	0.0	*

	99.4
Other assets in excess of liabilities	0.6

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of February 28, 2025 as presented in the Statement of Assets and Liabilities:

See Notes to Financial Statements.

PGIM Fixed Income ETFs 203

PGIM Short Duration High Yield ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker-variation margin swaps	$12,719	*	—	$—
Interest rate contracts	Due from/to broker-variation margin futures	18,485	*	Due from/to broker-variation margin futures	22,722	*
Interest rate contracts	Due from/to broker-variation margin swaps	3,131	*	Due from/to broker-variation margin swaps	2,847	*

		$34,335			$25,569

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended February 28, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$46,260
Foreign exchange contracts	—	14,048	—
Interest rate contracts	41,317	—	(1,149)

Total	$41,317	$14,048	$45,111

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$(8,427)
Foreign exchange contracts	—	3,661	—
Interest rate contracts	(9,777)	—	7,445

Total	$(9,777)	$3,661	$(982)

See Notes to Financial Statements.

PGIM Short Duration High Yield ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

For the six months ended February 28, 2025, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Futures Contracts - Long Positions (1)	$3,443,854
Futures Contracts - Short Positions (1)	2,887,829
Forward Foreign Currency Exchange Contracts - Purchased (2)	139,316
Forward Foreign Currency Exchange Contracts - Sold (2)	279,736
Interest Rate Swap Agreements (1)	3,295,000
Credit Default Swap Agreements - Sell Protection (1)	695,000
Total Return Swap Agreements (1)	210,000

*	Average volume is based on average quarter end balances for the six months ended February 28, 2025.
(1)	Notional Amount in USD.
(2)	Value at Settlement Date.

See Notes to Financial Statements.

PGIM Fixed Income ETFs 205

PGIM Short Duration High Yield ETF

Statement of Assets & Liabilities (unaudited)

as of February 28, 2025

Assets

Investments at value:
Unaffiliated investments (cost $53,091,993)	$53,029,795
Affiliated investments (cost $2,264,425)	2,268,562
Foreign currency, at value (cost $11,253)	11,260
Receivable for investments sold	1,351,272
Dividends and interest receivable	754,517
Due from broker—variation margin swaps	11,802

Total Assets	57,427,208

Liabilities
Payable for investments purchased	1,757,202
Management fee payable	16,557
Due to broker—variation margin futures	7,428

Total Liabilities	1,781,187

Net Assets	$55,646,021

Net assets were comprised of:
Common stock, at par	$1,100
Paid-in capital in excess of par	55,421,764
Total distributable earnings (loss)	223,157

Net assets, February 28, 2025	$55,646,021

Net asset value, offering price and redemption price per share.
($55,646,021 ÷ 1,100,000 shares of common stock issued and outstanding)	$50.59

See Notes to Financial Statements.

PGIM Short Duration High Yield ETF

Statement of Operations (unaudited)

Six Months Ended February 28, 2025

Net Investment Income (Loss)

Income
Interest income	$1,451,471
Affiliated dividend income	42,831

Total income	1,494,302

Expenses
Management fee	92,783
Less: Fee waiver and/or expense reimbursement	(7,966)

Net expenses	84,817

Net investment income (loss)	1,409,485

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions	19,728
Affiliated net capital gain distributions received	830
Futures transactions	41,317
Forward currency contract transactions	14,048
Swap agreement transactions	45,111
Foreign currency transactions	(2,337)

118,697

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $4,137)	(58,778)
Futures	(9,777)
Forward currency contracts	3,661
Swap agreements	(982)
Foreign currencies	(34)

(65,910)

Net gain (loss) on investment and foreign currency transactions	52,787

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,462,272

See Notes to Financial Statements.

PGIM Fixed Income ETFs 207

PGIM Short Duration High Yield ETF

Statements of Changes in Net Assets (unaudited)

	Six Months Ended February 28, 2025	December 14, 2023* through August 31, 2024
Increase (Decrease) in Net Assets

Operations

Net investment income (loss)	$1,409,485	$1,532,176

Net realized gain (loss) on investment and foreign currency transactions	117,867	(43,307)

Affiliated net capital gain distributions received	830	—

Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(65,910)	16,622

Net increase (decrease) in net assets resulting from operations	1,462,272	1,505,491

Dividends and Distributions

Distributions from distributable earnings	(1,456,233)	(1,291,648)

Fund share transactions

Net proceeds from shares sold (475,000 and 525,000 shares, respectively)	23,991,629	26,372,782

Shares sold in-kind (100,000 and 0 shares, respectively)	5,061,728	—

Net increase (decrease) in net assets from Fund share transactions	29,053,357	26,372,782
Total increase (decrease)	29,059,396	26,586,625

Net Assets:

Beginning of period	26,586,625	—

End of period	$55,646,021	$26,586,625

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Short Duration High Yield ETF

Financial Highlights (unaudited)

	Six Months Ended February 28, 2025		December 14, 2023(a) through August 31, 2024
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$50.64		$50.00
Income (loss) from investment operations:
Net investment income (loss)	1.71		3.04
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.13		0.16	(c)
Total from investment operations	1.84		3.20
Less Dividends and Distributions:
Dividends from net investment income	(1.89)		(2.56)
Net asset value, end of period	$50.59		$50.64
Total Return(d):	3.70%		6.61%

Ratios/Supplemental Data:
Net assets, end of period (000)	$55,646		$26,587
Average net assets (000)	$41,580		$25,353
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.41	%(f)	0.44	%(g)
Expenses before waivers and/or expense reimbursement	0.45	%(f)	0.47	%(g)
Net investment income (loss)	6.84	%(f)	8.47	%(g)
Portfolio turnover rate(h)	37%		52%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)	Annualized, with the exception of certain non-recurring expenses.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Fixed Income ETFs 209

PGIM Short Duration Multi-Sector Bond ETF

Schedule of Investments (unaudited)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 100.6%

ASSET-BACKED SECURITIES 17.4%

Automobiles 1.0%

Avis Budget Rental Car Funding AESOP LLC,
Series 2024-01A, Class A, 144A	5.360%	06/20/30	200	$204,656

Ford Credit Auto Owner Trust,
Series 2025-01, Class A, 144A	4.860	08/15/37	300	304,347

OneMain Direct Auto Receivables Trust,
Series 2025-01A, Class B, 144A	5.560	10/15/35	200	207,398

				716,401

Collateralized Loan Obligations 15.4%

AGL CLO Ltd. (Cayman Islands),
Series 2021-14A, Class A, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	5.705(c)	12/02/34	250	250,631

AlbaCore Euro CLO DAC (Ireland),
Series 02A, Class A1, 144A, 3 Month EURIBOR + 0.830% (Cap N/A, Floor 0.830%)	3.716(c)	06/15/34	EUR 250	259,142

Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2021-17A, Class A1R, 144A, 3 Month SOFR + 1.230% (Cap N/A, Floor 1.230%)	5.552(c)	02/28/38	500	500,000

Barings Euro CLO DAC (Ireland),
Series 2019-01A, Class AR, 144A, 3 Month EURIBOR + 0.960% (Cap N/A, Floor 0.960%)	3.745(c)	04/15/36	EUR 250	259,702

Barrow Hanley CLO Ltd. (Cayman Islands),
Series 2023-02A, Class A1, 144A, 3 Month SOFR + 2.050% (Cap N/A, Floor 2.050%)	6.343(c)	10/20/35	250	252,180

Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2015-06BR, Class A, 144A, 3 Month SOFR + 1.452% (Cap N/A, Floor 1.190%)	5.745(c)	07/20/34	250	250,000

BlueMountain Fuji Eur CLO DAC (Ireland),
Series 05A, Class B, 144A, 3 Month EURIBOR + 1.550% (Cap N/A, Floor 1.550%)	4.335(c)	01/15/33	EUR 250	260,062

Broad River BSL Funding CLO Ltd. (Cayman
Islands),
Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	5.725(c)	07/20/34	250	250,000

CIFC Funding Ltd. (Cayman Islands),
Series 2018-02A, Class A1R, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.663(c)	10/20/37	250	251,327

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Crown City CLO (Cayman Islands),
Series 2022-04A, Class A1R, 144A, 3 Month SOFR + 1.610% (Cap N/A, Floor 1.610%)	5.903%(c)	04/20/37	250	$251,150
Elevation CLO Ltd. (Cayman Islands),
Series 2021-14A, Class A1R, 144A	0.000(c)	01/20/38	250	249,956
Elmwood CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1RR, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.643(c)	10/20/37	250	251,244
Series 2024-05A, Class AR1, 144A, 3 Month SOFR + 1.520% (Cap N/A, Floor 1.520%)	5.813(c)	04/20/37	250	250,994

Gallatin CLO Ltd. (Bermuda),
Series 2024-01A, Class B, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)	6.533(c)	10/20/37	250	251,905

Generate CLO Ltd. (Cayman Islands),
Series 08A, Class BR2, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	6.043(c)	01/20/38	250	250,755

Greywolf CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.440% (Cap N/A, Floor 1.440%)	5.733(c)	10/20/31	127	126,795

Henley CLOi DAC (Ireland),
Series 11A, Class A, 144A , 3 Month EURIBOR + 1.200% (Cap N/A, Floor 1.200%)	3.664(c)	04/25/39 EUR	500	518,675

HPS Loan Management Ltd. (Cayman Islands),
Series 2021-16A, Class A1, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.140%)	5.692(c)	01/23/35	250	250,657

ICG Euro CLO DAC (Ireland),
Series 2023-01A, Class AR, 144A , 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)	0.010(c)	10/19/38 EUR	500	518,675

LCM Ltd. (Cayman Islands),
Series 34A, Class A1, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	5.725(c)	10/20/34	250	250,513

Madison Park Funding Ltd. (Cayman Islands),
Series 2018-28A, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	6.125(c)	01/15/38	250	249,967
Series 2021-38A, Class A, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.382%)	5.684(c)	07/17/34	290	290,638

Menlo CLO Ltd. (Cayman Islands),
Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.750(c)	01/20/38	500	503,956

See Notes to Financial Statements.

PGIM Fixed Income ETFs 211

PGIM Short Duration Multi-Sector Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Monument CLO DAC (Ireland),
Series 01A, Class A, 144A, 3 Month EURIBOR + 1.590% (Cap N/A, Floor 1.590%)	4.146%(c)	05/15/37 EUR	250	$260,971
Mountain View CLO Ltd. (Cayman Islands),
Series 2023-01A, Class B, 144A, 3 Month SOFR + 3.000% (Cap N/A, Floor 3.000%)	7.302(c)	09/14/36	250	252,818
Neuberger Berman CLO Ltd. (Cayman Islands),
Series 2017-16SA, Class AR, 144A, 3 Month SOFR + 1.302% (Cap N/A, Floor 1.040%)	5.604(c)	04/15/34	250	250,026
Northwoods Capital Ltd. (Cayman Islands),
Series 2017-15A, Class BRR, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)	5.868(c)	06/20/34	500	499,909
Series 2020-22A, Class A1RR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	6.059(c)	09/16/31	250	251,076

Palmer Square European CLO DAC (Ireland),
Series 2025-01A, Class A, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)	3.714(c)	10/15/39 EUR	500	518,783

Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1R, 144A, 3 Month SOFR + 1.502% (Cap N/A, Floor 1.240%)	5.820(c)	02/14/34	250	250,710

PPM CLO Ltd. (Cayman Islands),
Series 2021-05A, Class A, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)	5.755(c)	10/18/34	250	250,274

Regatta Funding Ltd. (Cayman Islands),
Series 2017-01A, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)	5.853(c)	04/17/37	250	250,987
Series 2019-01A, Class ARR, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)	6.046(c)	10/15/37	250	251,219

Romark WM-R Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)	5.585(c)	04/20/31	132	132,603

Tikehau CLO DAC (Ireland),
Series 13A, Class A, 144A	0.000(c)	10/15/38 EUR	500	518,675

Trimaran CAVU Ltd.,
Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)	5.505(c)	01/20/37	500	502,344

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Trinitas Euro CLO DAC (Ireland),
Series 06A, Class A, 144A, 3 Month EURIBOR + 1.600% (Cap N/A, Floor 1.600%)	4.385%(c)	04/15/37	EUR 250	$260,765

Wellfleet CLO Ltd. (Cayman Islands),
Series 2022-01A, Class A1RN, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.722(c)	07/15/37	250	251,247

				11,451,331

Consumer Loans 0.1%
Affirm Master Trust,
Series 2025-01A, Class C, 144A	5.280	02/15/33	100	100,315

Home Equity Loans 0.2%
JPMorgan Mortgage Trust,
Series 2023-HE02, Class A1, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)	6.046(c)	03/20/54	57	57,265
Series 2023-HE03, Class M1, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	6.446(c)	05/25/54	65	65,486

				122,751

Other 0.4%
GoodLeap Home Improvement Solutions Trust, Series 2025-01A, Class A, 144A	5.380	02/20/49	192	193,811
Sunrun Bacchus Issuer LLC, Series 2025-01A, Class A1, 144A	5.990	04/30/60	100	101,293

				295,104

Residential Mortgage-Backed Securities 0.3%
Pret LLC,
Series 2025-NPL02, Class A1, 144A	5.835	03/25/55	200	200,000

TOTAL ASSET-BACKED SECURITIES (cost $12,861,441)				12,885,902

See Notes to Financial Statements.

PGIM Fixed Income ETFs 213

PGIM Short Duration Multi-Sector Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES 10.7%
BANK,
Series 2023-BNK46, Class A21	6.725%(cc)	08/15/56	200	$206,078
BANK5 Trust,
Series 2025-5YR13, Class A3	5.753(cc)	01/15/58	170	177,053
Barclays Commercial Mortgage Securities Trust,
Series 2023-5C23, Class A3	6.675(cc)	12/15/56	200	212,354
Series 2024-5C29, Class XA, IO	1.600(cc)	09/15/57	1,000	62,971
Series 2024-5C31, Class A3	5.609	12/15/57	220	227,660
Series 2025-5C33, Class A4	5.839	03/15/58	350	365,152
Benchmark Mortgage Trust,
Series 2019-B15, Class A4	2.673	12/15/72	300	272,190
Series 2022-B33, Class A1	2.306	03/15/55	234	228,449
Series 2024-V05, Class A3	5.805	01/10/57	100	103,654
Series 2024-V12, Class A3	5.738	12/15/57	120	124,614
Series 2025-V13, Class A4	5.815(cc)	02/15/58	290	302,948
BLP Commercial Mortgage Trust,
Series 2025-IND, Class A, 144A, 1 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)	5.510(c)	03/15/42	115	115,000
BMO Mortgage Trust,
Series 2023-05C01, Class A3	6.534(cc)	08/15/56	150	157,712
Series 2023-C06, Class A2	6.643(cc)	09/15/56	200	211,187
Series 2024-05C4, Class A3	6.526(cc)	05/15/57	180	191,447
Series 2024-05C8, Class A3	5.625(cc)	12/15/57	240	248,344
Series 2024-5C05, Class A3	5.857	02/15/57	100	104,006
Series 2024-5C07, Class A3	5.566(cc)	11/15/57	550	567,375
BX Trust,
Series 2024-PAT, Class A, 144A, 1 Month SOFR + 2.090% (Cap N/A, Floor 2.090%)	6.402(c)	03/15/41	100	100,125
Series 2024-VLT04, Class C, 144A, 1 Month SOFR + 2.140% (Cap N/A, Floor 2.140%)	6.452(c)	07/15/29	100	99,781
Series 2025-DIME, Class A, 144A, 1 Month SOFR + 1.150% (Cap N/A, Floor 1.150%)	5.460(c)	02/15/35	160	159,699
Series 2025-DIME, Class C, 144A, 1 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	6.060(c)	02/15/35	110	109,725
Series 2025-ROIC, Class A, 144A, 1 Month SOFR + 1.144% (Cap N/A, Floor 1.144%)	5.467(c)	03/15/30	220	219,725
CENT Trust,
Series 2023-CITY, Class A, 144A, 1 Month SOFR + 2.620% (Cap N/A, Floor 2.620%)	6.932(c)	09/15/38	50	50,366
CGMS Commercial Mortgage Trust,
Series 2017-B01, Class A3	3.197	08/15/50	242	233,172

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Commercial Mortgage Trust,
Series 2015-DC01, Class A5	3.350%	02/10/48	2	$2,191
Series 2016-COR01, Class A4	3.091	10/10/49	250	240,700
ELM Trust,
Series 2024-ELM, Class D10, 144A	6.847(cc)	06/10/39	100	101,188
GS Mortgage Securities Corp. Trust,
Series 2024-RVR, Class A, 144A	5.372(cc)	08/10/41	100	100,449
Hudson Yards Mortgage Trust,
Series 2025-SPRL, Class A, 144A	5.467(cc)	01/13/40	100	102,145
JPMCC Commercial Mortgage Securities Trust,
Series 2019-COR04, Class A5	4.029	03/10/52	250	236,902
LBA Trust,
Series 2024-BOLT, Class D, 144A, 1 Month SOFR + 2.590% (Cap N/A, Floor 2.590%)	6.902(c)	06/15/39	50	50,063
Morgan Stanley Capital I Trust,
Series 2015-UBS08, Class A4	3.809	12/15/48	250	247,186
New York City Housing Development Corp.,
Series 2024-08SPR, Class A	5.458	12/15/43	280	286,539
NYC Commercial Mortgage Trust,
Series 2025-03BP, Class A, 144A, 1 Month SOFR + 1.213% (Cap N/A, Floor 1.213%)	5.523(c)	02/15/42	100	99,629
Series 2025-03BP, Class C, 144A, 1 Month SOFR + 1.892% (Cap N/A, Floor 1.892%)	6.202(c)	02/15/42	110	109,656
RFR Trust,
Series 2025-SGRM, Class A, 144A	5.562(cc)	03/11/29	170	171,951
ROCK Trust,
Series 2024-CNTR, Class A, 144A	5.388	11/13/41	100	101,453
Series 2024-CNTR, Class C, 144A	6.471	11/13/41	100	103,696
Series 2024-CNTR, Class D, 144A	7.109	11/13/41	100	104,452
TCO Commercial Mortgage Trust,
Series 2024-DPM, Class A, 144A, 1 Month SOFR + 1.243% (Cap N/A, Floor 1.243%)	5.555(c)	12/15/39	100	100,031
UBS Commercial Mortgage Trust,
Series 2017-C04, Class A3	3.301	10/15/50	273	262,287
VNDO Trust,
Series 2016-350P, Class A, 144A	3.805	01/10/35	172	168,444
WCORE Commercial Mortgage Trust,
Series 2024-CORE, Class A, 144A, 1 Month SOFR + 1.492% (Cap N/A, Floor 1.492%)	5.804(c)	11/15/41	130	130,406
Wells Fargo Commercial Mortgage Trust,
Series 2024-GRP, Class C, 144A, 1 Month SOFR + 2.940% (Cap N/A, Floor 2.940%)	7.252(c)	10/15/41	100	100,360

See Notes to Financial Statements.

PGIM Fixed Income ETFs 215

PGIM Short Duration Multi-Sector Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Wells Fargo Commercial Mortgage Trust, (cont’d.)
Series 2025-5C3, Class A3	6.096%	01/15/58	260	$273,745

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $7,781,516)				7,944,260

CORPORATE BONDS 21.9%

Aerospace & Defense 0.9%

Boeing Co. (The),
Sr. Unsec’d. Notes	2.196	02/04/26	500	487,889
Sr. Unsec’d. Notes	3.250	02/01/28	30	28,646
Sr. Unsec’d. Notes	6.298	05/01/29	20	20,930

Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	6.000	02/15/28	50	49,866
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	43	43,188

				630,519

Agriculture 0.7%

Altria Group, Inc.,
Gtd. Notes	4.875	02/04/28	50	50,389
BAT Capital Corp. (United Kingdom),
Gtd. Notes	2.259	03/25/28	115	107,146
Cargill, Inc.,
Sr. Unsec’d. Notes, 144A	4.625	02/11/28	240	241,327
Philip Morris International, Inc.,
Sr. Unsec’d. Notes	4.875	02/13/29	150	151,374

				550,236

Airlines 0.4%

Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A	4.750	10/20/28	305	302,993
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	25	24,685

				327,678

Apparel 0.0%

Hanesbrands, Inc.,
Gtd. Notes, 144A	4.875	05/15/26	25	25,044

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Auto Manufacturers 1.2%

Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	5.875%	11/07/29	200	$200,101
Sr. Unsec’d. Notes	6.800	05/12/28	200	206,685
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes	1.250	01/08/26	180	174,609
Sr. Unsec’d. Notes	5.050	04/04/28	178	178,346
Sr. Unsec’d. Notes	5.400	05/08/27	15	15,163
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A	5.950	09/21/26	80	81,491

				856,395

Auto Parts & Equipment 0.1%

Dana, Inc.,
Sr. Unsec’d. Notes	5.625	06/15/28	25	24,889

Tenneco, Inc.,
Sr. Sec’d. Notes, 144A	8.000	11/17/28	75	74,531

				99,420

Banks 5.9%

Banco Santander SA (Spain),
Sr. Non-Preferred Notes	5.565	01/17/30	200	204,815

Bank Negara Indonesia Persero Tbk PT (Indonesia),
Sub. Notes, EMTN	3.750	03/30/26	200	196,000

Bank of America Corp.,
Sr. Unsec’d. Notes, MTN	2.087(ff)	06/14/29	325	299,282
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	2.279(ff)	11/24/27	200	191,918
Sr. Unsec’d. Notes	5.086(ff)	02/25/29	200	201,186
BNP Paribas SA (France),
Sr. Preferred Notes, 144A	5.176(ff)	01/09/30	200	202,457
Citigroup, Inc.,
Jr. Sub. Notes, Series EE	6.750(ff)	02/15/30(oo)	125	125,332
Sr. Unsec’d. Notes	5.174(ff)	02/13/30	190	192,025
Sub. Notes	4.450	09/29/27	195	193,647
Comerica, Inc.,
Sr. Unsec’d. Notes	5.982(ff)	01/30/30	80	81,525
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes	2.311(ff)	11/16/27	150	143,897

See Notes to Financial Statements.

PGIM Fixed Income ETFs 217

PGIM Short Duration Multi-Sector Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Fifth Third Bancorp,
Sr. Unsec’d. Notes	6.339%(ff)	07/27/29	20	$20,934
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	1.542(ff)	09/10/27	140	133,578
Sr. Unsec’d. Notes	4.692(ff)	10/23/30	50	49,639
Sr. Unsec’d. Notes	5.798(ff)	08/10/26	180	180,847
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes	6.208(ff)	08/21/29	10	10,428
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes	5.040(ff)	01/23/28	70	70,538
Sr. Unsec’d. Notes	5.299(ff)	07/24/29	500	509,360
KeyCorp,
Sr. Unsec’d. Notes, MTN	2.550	10/01/29	20	18,048
Morgan Stanley,
Sr. Unsec’d. Notes	5.449(ff)	07/20/29	300	306,920
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes	5.812(ff)	06/12/26	85	85,236
Sr. Unsec’d. Notes	6.615(ff)	10/20/27	20	20,634
Societe Generale SA (France),
Sr. Non-Preferred Notes, 144A, MTN	5.250	02/19/27	200	201,130
Sr. Non-Preferred Notes, 144A, MTN	5.500(ff)	04/13/29	200	202,297
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN	6.047(ff)	06/08/27	125	127,163
U.S. Bancorp,
Sr. Unsec’d. Notes	5.384(ff)	01/23/30	30	30,602
Sr. Unsec’d. Notes	5.850(ff)	10/21/33	45	46,864
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN	5.198(ff)	01/23/30	90	91,205
Sr. Unsec’d. Notes, MTN	5.574(ff)	07/25/29	250	256,115

				4,393,622

Building Materials 0.1%
JELD-WEN, Inc.,
Gtd. Notes, 144A	4.875	12/15/27	25	23,608

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Building Materials (cont’d.)

Quikrete Holdings, Inc.,
Sr. Sec’d. Notes, 144A	6.375%	03/01/32	20	$20,272
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	4.750	01/15/28	25	24,431

				68,311

Chemicals 0.5%

Braskem Netherlands Finance BV (Brazil),
Gtd. Notes	4.500	01/10/28	200	186,360
Celanese US Holdings LLC,
Gtd. Notes	6.600	11/15/28	25	25,905
CF Industries, Inc.,
Gtd. Notes, 144A	4.500	12/01/26	110	109,532
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes	4.725	11/15/28	50	50,332

				372,129

Coal 0.0%

Coronado Finance Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A	9.250	10/01/29	25	25,214

Commercial Services 0.3%

Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Unsec’d. Notes, 144A	9.750	07/15/27	50	50,319
AMN Healthcare, Inc.,
Gtd. Notes, 144A	4.000	04/15/29	25	22,832
Gtd. Notes, 144A	4.625	10/01/27	50	48,297
Brink’s Co. (The),
Gtd. Notes, 144A	4.625	10/15/27	25	24,579
DCLI Bidco LLC,
Second Mortgage, 144A	7.750	11/15/29	50	52,168
ERAC USA Finance LLC,
Gtd. Notes, 144A	5.000	02/15/29	40	40,526

				238,721

See Notes to Financial Statements.

PGIM Fixed Income ETFs 219

PGIM Short Duration Multi-Sector Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Computers 0.3%

Genpact Luxembourg Sarl/Genpact USA, Inc.,
Gtd. Notes	6.000%	06/04/29	140	$144,975
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes	4.450	09/25/26	65	64,924

				209,899

Distribution/Wholesale 0.1%
H&E Equipment Services, Inc.,
Gtd. Notes, 144A	3.875	12/15/28	75	75,076

Diversified Financial Services 0.4%
Ally Financial, Inc.,
Sr. Unsec’d. Notes	5.543(ff)	01/17/31	25	25,050
American Express Co.,
Sr. Unsec’d. Notes	6.338(ff)	10/30/26	65	65,723
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A	7.200	12/12/28	25	26,547
Capital One Financial Corp.,
Sr. Unsec’d. Notes	7.149(ff)	10/29/27	40	41,498
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	6.000	01/15/27	25	24,951
OneMain Finance Corp.,
Gtd. Notes	3.875	09/15/28	25	23,417
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A	4.250	02/15/29	75	70,455

				277,641

Electric 1.4%

Algonquin Power & Utilities Corp. (Canada),
Sr. Unsec’d. Notes	5.365	06/15/26	30	30,188
American Electric Power Co., Inc.,
Jr. Sub. Notes	5.699	08/15/25	75	75,206
Calpine Corp.,
Sr. Unsec’d. Notes, 144A	4.625	02/01/29	50	48,050
FirstEnergy Pennsylvania Electric Co.,
Sr. Unsec’d. Notes, 144A	5.150	03/30/26	60	60,196
MVM Energetika Zrt (Hungary),
Sr. Unsec’d. Notes	7.500	06/09/28	200	210,500

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)

NextEra Energy Capital Holdings, Inc.,
Gtd. Notes	5.749%	09/01/25	130	$130,599
NRG Energy, Inc.,
Gtd. Notes	5.750	01/15/28	50	50,121
Southern California Edison Co.,
First Mortgage	4.875	02/01/27	100	100,424
First Mortgage	4.900	06/01/26	125	124,992
Vistra Corp.,
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)	50	51,298
Vistra Operations Co. LLC,
Gtd. Notes, 144A	4.375	05/01/29	25	23,835
Gtd. Notes, 144A	5.000	07/31/27	50	49,435
Gtd. Notes, 144A	6.875	04/15/32	10	10,327
Sr. Sec’d. Notes, 144A	5.125	05/13/25	90	89,975

				1,055,146

Engineering & Construction 0.4%

Jacobs Engineering Group, Inc.,
Gtd. Notes	6.350	08/18/28	65	68,201
MasTec, Inc.,
Sr. Unsec’d. Notes	5.900	06/15/29	5	5,133
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A	4.250	10/31/26	200	196,750

				270,084

Entertainment 0.3%
Caesars Entertainment, Inc.,
Gtd. Notes, 144A	4.625	10/15/29	75	70,855
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	5.625	01/15/27	25	24,755
Warnermedia Holdings, Inc.,
Gtd. Notes	3.755	03/15/27	160	156,181

				251,791

See Notes to Financial Statements.

PGIM Fixed Income ETFs 221

PGIM Short Duration Multi-Sector Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Foods 0.5%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A	6.500%	02/15/28	25	$25,483
B&G Foods, Inc.,
Gtd. Notes	5.250	09/15/27	25	23,556
Sr. Sec’d. Notes, 144A	8.000	09/15/28	25	25,539
Bellis Finco PLC (United Kingdom),
Gtd. Notes	4.000	02/16/27 GBP	100	120,828
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux
Co. Sarl,
Gtd. Notes	5.750	04/01/33	105	107,074
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.125	01/31/30	75	69,908

				372,388

Gas 0.1%

AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.875	08/20/26	25	24,939
NiSource, Inc.,
Sr. Unsec’d. Notes	5.200	07/01/29	40	40,728

				65,667

Healthcare-Services 0.2%

CommonSpirit Health,
Sr. Sec’d. Notes	5.205	12/01/31	100	101,459
Tenet Healthcare Corp.,
Sr. Sec’d. Notes	4.375	01/15/30	25	23,518

				124,977

Home Builders 0.4%

Beazer Homes USA, Inc.,
Gtd. Notes	7.250	10/15/29	25	25,365
M/I Homes, Inc.,
Gtd. Notes	4.950	02/01/28	25	24,471
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A	5.250	12/15/27	25	24,531

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Home Builders (cont’d.)
Meritage Homes Corp.,
Gtd. Notes, 144A	3.875%	04/15/29	195	$186,649
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.875	06/15/27	25	25,256
Tri Pointe Homes, Inc.,
Gtd. Notes	5.250	06/01/27	25	24,642

				310,914

Insurance 0.0%

Arthur J Gallagher & Co.,
Sr. Unsec’d. Notes	4.850	12/15/29	30	30,124

Leisure Time 0.1%

NCL Corp. Ltd.,
Gtd. Notes, 144A	5.875	03/15/26	16	16,006
Sr. Unsec’d. Notes, 144A	6.750	02/01/32	10	10,225
Viking Cruises Ltd.,
Gtd. Notes, 144A	5.875	09/15/27	25	24,969

				51,200

Lodging 0.2%

Hyatt Hotels Corp.,
Sr. Unsec’d. Notes	5.750	01/30/27	75	76,337
Marriott International, Inc.,
Sr. Unsec’d. Notes	5.450	09/15/26	30	30,367

				106,704

Machinery-Diversified 0.1%

Nordson Corp.,
Sr. Unsec’d. Notes	5.600	09/15/28	10	10,279
Otis Worldwide Corp.,
Sr. Unsec’d. Notes	5.250	08/16/28	35	35,802

				46,081

See Notes to Financial Statements.

PGIM Fixed Income ETFs 223

PGIM Short Duration Multi-Sector Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Media 0.5%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	5.125%	05/01/27	50	$49,329
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	2.250	01/15/29	90	80,785
Cox Communications, Inc.,
Gtd. Notes, 144A	5.450	09/01/34	25	24,577
Sr. Unsec’d. Notes, 144A	3.350	09/15/26	80	78,473
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29	25	16,834
Gtd. Notes	7.375	07/01/28	25	18,475
Gtd. Notes	7.750	07/01/26	25	22,282
DISH Network Corp.,
Sr. Sec’d. Notes, 144A	11.750	11/15/27	25	26,387
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A	6.625	06/01/27	50	50,098

				367,240

Mining 0.1%
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes	5.000	02/21/30	80	80,761
Novelis Corp.,
Gtd. Notes, 144A	3.250	11/15/26	25	24,250

				105,011

Multi-National 0.1%

Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes	6.000	04/26/27	100	102,921

Oil & Gas 1.3%

Aker BP ASA (Norway),
Sr. Unsec’d. Notes, 144A	5.600	06/13/28	150	153,504
BP Capital Markets PLC,
Gtd. Notes	4.375(ff)	06/22/25(oo)	16	15,900
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes, 144A	5.000	12/15/29	75	75,092
Crescent Energy Finance LLC,
Gtd. Notes, 144A	9.250	02/15/28	75	78,483

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)

Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes	7.750%	02/01/32		85	$83,978
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes	5.150	03/01/30		210	211,432
MEG Energy Corp. (Canada),
Gtd. Notes, 144A	5.875	02/01/29		25	24,688
Ovintiv, Inc.,
Gtd. Notes	5.650	05/15/28		90	92,266
Parkland Corp. (Canada),
Gtd. Notes, 144A	5.875	07/15/27		50	49,978
Petroleos Mexicanos (Mexico),
Gtd. Notes	6.840	01/23/30		80	73,392
Gtd. Notes, EMTN	4.875	02/21/28	EUR	100	99,392

					958,105

Packaging & Containers 0.6%

Ball Corp.,
Gtd. Notes	6.000	06/15/29		75	76,260
Berry Global, Inc.,
Sr. Sec’d. Notes	1.650	01/15/27		230	217,309
Sr. Sec’d. Notes	5.800	06/15/31		50	51,977
Clydesdale Acquisition Holdings, Inc.,
Gtd. Notes, 144A	8.750	04/15/30		25	25,385
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.,
Sr. Sec’d. Notes, 144A	4.375	10/15/28		25	25,117
Sealed Air Corp./Sealed Air Corp. US,
Gtd. Notes, 144A	6.125	02/01/28		25	25,219

					421,267

Pharmaceuticals 0.1%

CVS Health Corp.,
Jr. Sub. Notes	7.000(ff)	03/10/55		40	40,488

Pipelines 1.4%

Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.750	01/15/28		50	50,063

See Notes to Financial Statements.

PGIM Fixed Income ETFs 225

PGIM Short Duration Multi-Sector Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)

Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A	5.927%	08/15/30	15	$15,621
Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)	70	71,257
Sr. Unsec’d. Notes	5.200	04/01/30	75	75,800
Sr. Unsec’d. Notes	6.100	12/01/28	40	41,754
MPLX LP,
Sr. Unsec’d. Notes	1.750	03/01/26	160	155,477
Northwest Pipeline LLC,
Sr. Unsec’d. Notes	4.000	04/01/27	95	93,752
ONEOK, Inc.,
Gtd. Notes	4.550	07/15/28	100	99,516
Gtd. Notes	5.650	11/01/28	35	36,054
Targa Resources Corp.,
Gtd. Notes	5.200	07/01/27	125	126,311
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A	6.250	01/15/30	75	76,722
Western Midstream Operating LP,
Sr. Unsec’d. Notes	4.650	07/01/26	130	129,869
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	5.400	03/02/26	70	70,539

				1,042,735

Real Estate Investment Trusts (REITs) 1.4%

American Tower Corp.,
Sr. Unsec’d. Notes	3.600	01/15/28	70	68,101
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	3.900	03/15/27	95	93,404
Crown Castle, Inc.,
Sr. Unsec’d. Notes	4.800	09/01/28	90	90,015
Diversified Healthcare Trust,
Gtd. Notes	9.750	06/15/25	21	21,000
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes	5.250	06/01/25	65	65,000
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Sr. Sec’d. Notes, 144A	5.875	10/01/28	75	74,376
Realty Income Corp.,
Sr. Unsec’d. Notes	4.700	12/15/28	75	75,158

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs) (cont’d.)

Realty Income Corp., (cont’d.)
Sr. Unsec’d. Notes	4.750%	02/15/29	160	$160,418
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes, 144A	3.625	07/15/26	25	24,303
Sun Communities Operating LP,
Gtd. Notes	2.300	11/01/28	75	69,082
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A	10.500	02/15/28	71	75,811
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	5.750	02/01/27	200	202,604

				1,019,272

Retail 0.7%

1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A	3.875	01/15/28	25	23,984
AutoNation, Inc.,
Sr. Unsec’d. Notes	1.950	08/01/28	200	181,188
Carvana Co.,
Sr. Sec’d. Notes, 144A, Cash coupon 11.000% or PIK 13.000%	9.000	06/01/30	75	79,639
Sr. Sec’d. Notes, 144A, PIK 14.000%	9.000	06/01/31	50	56,819

eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	11.000	11/30/28	EUR 100	116,247
Park River Holdings, Inc.,
Gtd. Notes, 144A	5.625	02/01/29	50	42,694
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes	5.875	03/01/27	25	24,951

				525,522

Semiconductors 0.1%
Broadcom, Inc.,
Sr. Unsec’d. Notes	5.050	07/12/29	89	90,144

Shipbuilding 0.2%
Huntington Ingalls Industries, Inc.,
Gtd. Notes	4.200	05/01/30	140	134,256

See Notes to Financial Statements.

PGIM Fixed Income ETFs 227

PGIM Short Duration Multi-Sector Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Software 0.1%

Fiserv, Inc.,
Sr. Unsec’d. Notes	5.375%	08/21/28	60	$61,311

Telecommunications 0.6%
Frontier Communications Holdings LLC,
Sec’d. Notes, 144A	6.750	05/01/29	100	101,298
Rogers Communications, Inc. (Canada),
Gtd. Notes	5.000	02/15/29	130	130,250
T-Mobile USA, Inc.,
Gtd. Notes	3.750	04/15/27	115	113,164
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes	4.000	01/31/29	GBP 100	113,815

				458,527

Transportation 0.0%
Star Leasing Co. LLC,
Sec’d. Notes, 144A	7.625	02/15/30	25	25,321

Trucking & Leasing 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A	5.750	05/24/26	75	75,947

TOTAL CORPORATE BONDS (cost $16,092,331)				16,263,048

RESIDENTIAL MORTGAGE-BACKED SECURITIES 2.6%
BRAVO Residential Funding Trust,
Series 2025-NQM02, Class A1, 144A	5.678	11/25/64	200	200,768
COLT Mortgage Loan Trust,
Series 2025-INV02, Class A1, 144A	5.601	02/25/70	100	100,363
Connecticut Avenue Securities Trust,
Series 2022-R04, Class 1M2, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	7.452(c)	03/25/42	100	103,996
Series 2022-R07, Class 1B1, 144A, 30 Day Average SOFR + 6.800% (Cap N/A, Floor 0.000%)	11.153(c)	06/25/42	100	111,875

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)

Connecticut Avenue Securities Trust, (cont’d.)
Series 2023-R01, Class 1M1, 144A, 30 Day Average SOFR + 2.400% (Cap N/A, Floor 0.000%)	6.753%(c)	12/25/42		70	$72,199

FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2022-DNA02, Class M1B, 144A, 30 Day Average SOFR + 2.400% (Cap N/A, Floor 0.000%)	6.752(c)	02/25/42		100	102,434

JPMorgan Mortgage Trust,
Series 2025-HE01, Class A1, 144A, 30 Day Average SOFR + 1.150% (Cap N/A, Floor 0.000%)	5.503(c)	08/25/55		300	300,000

Lugo Funding DAC (Spain),
Series 2024-01A, Class B, 144A, 3 Month EURIBOR + 1.500% (Cap N/A, Floor 0.000%)	4.492(c)	05/26/66	EUR	100	102,899

PMT Credit Risk Transfer Trust,
Series 2024-01R, Class A, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	7.852(c)	05/25/33		366	371,344

RCKT Mortgage Trust,
Series 2024-CES09, Class A1A, 144A	5.582	12/25/44		98	98,495
Series 2025-CES02, Class A1A, 144A	5.503	02/25/55		200	200,805

Roc Mortgage Trust,
Series 2025-RTL01, Class A1, 144A	5.625	02/25/40		200	200,207

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $1,953,801)					1,965,385

SOVEREIGN BONDS 1.4%

Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes, 144A	5.500	02/22/29		200	196,375

Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes	4.875	01/30/32	EUR	150	138,778
Sr. Unsec’d. Notes	5.250	03/22/30	EUR	100	99,585

Oman Government International Bond (Oman),
Sr. Unsec’d. Notes, 144A	4.750	06/15/26		200	199,570

Panama Government International Bond (Panama),
Sr. Unsec’d. Notes	3.750	03/16/25		200	199,500

Serbia International Bond (Serbia),
Sr. Unsec’d. Notes	3.125	05/15/27	EUR	100	102,783

See Notes to Financial Statements.

PGIM Fixed Income ETFs 229

PGIM Short Duration Multi-Sector Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

SOVEREIGN BONDS (Continued)

Serbia International Bond (Serbia), (cont’d.)
Sr. Unsec’d. Notes, 144A	3.125%	05/15/27	EUR	100	$102,783

TOTAL SOVEREIGN BONDS (cost $1,038,583)					1,039,374

U.S. GOVERNMENT AGENCY OBLIGATIONS 8.3%

Federal Home Loan Mortgage Corp.	2.500	04/01/51		40	33,238

Federal Home Loan Mortgage Corp.	3.000	07/01/46		75	68,241

Federal Home Loan Mortgage Corp.	3.000	02/01/52		98	86,023

Federal Home Loan Mortgage Corp.	3.500	10/01/45		197	184,728

Federal Home Loan Mortgage Corp.	3.500	09/01/46		438	410,495

Federal Home Loan Mortgage Corp.	3.500	05/01/52		262	238,294

Federal Home Loan Mortgage Corp.	5.500	08/01/52		74	75,111

Federal Home Loan Mortgage Corp.	5.500	10/01/52		128	128,710

Federal Home Loan Mortgage Corp.	5.500	11/01/52		223	225,312

Federal Home Loan Mortgage Corp.	5.500	12/01/52		66	66,798

Federal Home Loan Mortgage Corp.	6.000	04/01/53		221	225,657

Federal National Mortgage Assoc.	1.500	03/01/36		161	141,885

Federal National Mortgage Assoc.	2.000	02/01/36		679	613,632

Federal National Mortgage Assoc.	2.000	11/01/50		175	141,132

Federal National Mortgage Assoc.	2.000	11/01/51		175	140,993

Federal National Mortgage Assoc.	2.500	TBA		250	209,014

Federal National Mortgage Assoc.	2.500	09/01/50		169	142,978

Federal National Mortgage Assoc.	2.500	06/01/51		185	155,845

Federal National Mortgage Assoc.	2.500	10/01/51		243	203,871

Federal National Mortgage Assoc.	3.000	10/01/44		233	210,821

Federal National Mortgage Assoc.	3.000	06/01/51		289	253,590

Federal National Mortgage Assoc.	3.500	02/01/52		437	399,744

Federal National Mortgage Assoc.	4.000	06/01/52		249	233,765

Federal National Mortgage Assoc.	4.500	06/01/52		233	225,171

Federal National Mortgage Assoc.	5.500	10/01/52		60	60,799

Government National Mortgage Assoc.	2.000	09/20/50		305	251,097

Government National Mortgage Assoc.	2.000	03/20/51		263	216,073

Government National Mortgage Assoc.	3.000	11/20/51		118	105,143

Government National Mortgage Assoc.	4.000	01/20/50		233	221,397

Government National Mortgage Assoc.	4.500	08/20/52		22	21,203

Government National Mortgage Assoc.	6.500	TBA		500	510,117

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $6,102,420)					6,200,877

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS 33.3%

U.S. Treasury Notes	0.750%	04/30/26	4,390	$4,224,518
U.S. Treasury Notes(k)	0.750	05/31/26	4,735	4,545,045
U.S. Treasury Notes	0.875	09/30/26	2,600	2,475,687
U.S. Treasury Notes	1.250	11/30/26	4,000	3,815,313
U.S. Treasury Notes(k)	1.250	12/31/26	6,410	6,101,519
U.S. Treasury Notes	2.000	11/15/26	3,440	3,326,453
U.S. Treasury Notes(k)	4.625	06/30/25	205	205,200

TOTAL U.S. TREASURY OBLIGATIONS (cost $24,642,184)				24,693,735

	Shares

AFFILIATED EXCHANGE-TRADED FUND 5.0%
PGIM AAA CLO ETF (cost $3,680,905)(wa)	71,800	3,694,110

TOTAL LONG-TERM INVESTMENTS (cost $74,153,181)		74,686,691

SHORT-TERM INVESTMENTS 0.8%

AFFILIATED MUTUAL FUND 0.8%
PGIM Core Government Money Market Fund (7-day effective yield 4.497%) (cost $603,659)(wa)	603,659	603,659

OPTIONS PURCHASED*~ 0.0% (cost $598)		3,374

TOTAL SHORT-TERM INVESTMENTS (cost $604,257)		607,033

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 101.4% (cost $74,757,438)		75,293,724

See Notes to Financial Statements.

PGIM Fixed Income ETFs 231

PGIM Short Duration Multi-Sector Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Value

OPTIONS WRITTEN*~ (0.0)%
(premiums received $258)	$(3,333)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 101.4% (cost $74,757,180)	75,290,391
Liabilities in excess of other assets(z) (1.4)%	(1,034,902)

NET ASSETS 100.0%	$74,255,489

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at February 28, 2025.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of February 28, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Forward Commitment Contract:
U.S. Government Agency Obligation	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.
(proceeds receivable $249,502)	5.500%	TBA	04/14/25	$(250)	$(250,116)

Options Purchased:

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
2-Year Interest Rate Swap, 03/10/27	Call	CITI	03/06/25	3.55%	3.55%(A)	1 Day SOFR(A)/ 4.390%	370	$9

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Options Purchased (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
3-Year Interest Rate Swap, 03/27/28	Call	CITI	03/25/25	3.58%	3.58%(A)	1 Day SOFR(A)/ 4.390%	205	$ 289
2-Year Interest Rate Swap, 03/25/27	Put	JPM	03/21/25	4.10%	1 Day SOFR(A)/ 4.390%	4.10%(A)	455	96
5-Year Interest Rate Swap, 08/25/30	Put	JPM	08/21/25	4.21%	1 Day SOFR(A)/ 4.390%	4.21%(A)	200	957
7-Year Interest Rate Swap, 05/14/32	Put	JPM	05/12/25	4.30%	1 Day SOFR(A)/ 4.390%	4.30%(A)	285	545
10-Year Interest Rate Swap, 05/23/35	Put	CITI	05/21/25	4.10%	1 Day SOFR(A)/ 4.390%	4.10%(A)	180	1,172
10-Year Interest Rate Swap, 05/23/35	Put	CITI	05/21/25	4.50%	1 Day SOFR(A)/ 4.390%	4.50%(A)	180	306

Total Options Purchased (cost $598)								$3,374

Options Written:

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
2-Year Interest Rate Swap, 03/10/27	Call	CITI	03/06/25	3.29%	1 Day SOFR(A)/ 4.390%	3.29%(A)	740	$—
3-Year Interest Rate Swap, 03/27/28	Call	CITI	03/25/25	3.73%	1 Day SOFR(A)/ 4.390%	3.73%(A)	205	(588)
2-Year Interest Rate Swap, 03/25/27	Put	JPM	03/21/25	4.20%	4.20%(A)	1 Day SOFR(A)/ 4.390%	455	(34)
2-Year Interest Rate Swap, 03/25/27	Put	JPM	03/21/25	4.30%	4.30%(A)	1 Day SOFR(A)/ 4.390%	455	(10)

See Notes to Financial Statements.

PGIM Fixed Income ETFs 233

PGIM Short Duration Multi-Sector Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Options Written (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
5-Year Interest Rate Swap, 08/25/30	Put	JPM	08/21/25	4.53%	4.53%(A)	1 Day SOFR(A)/ 4.390%	400	$ (967)
7-Year Interest Rate Swap, 05/14/32	Put	JPM	05/12/25	4.50%	4.50%(A)	1 Day SOFR(A)/ 4.390%	565	(516)
10-Year Interest Rate Swap, 05/23/35	Put	CITI	05/21/25	4.30%	4.30%(A)	1 Day SOFR(A)/ 4.390%	360	(1,218)

Total Options Written (premiums received $258)								$(3,333)

Futures contracts outstanding at February 28, 2025:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
120	2 Year U.S. Treasury Notes	Jun. 2025	$24,836,250	$98,460
10	20 Year U.S. Treasury Bonds	Jun. 2025	1,180,937	21,980

				120,440

Short Positions:
2	3 Month CME SOFR	Mar. 2025	478,188	709
2	3 Month CME SOFR	Jun. 2025	478,562	2,659
2	5 Year Euro-Bobl	Jun. 2025	246,703	—
25	5 Year U.S. Treasury Notes	Jun. 2025	2,698,437	(21,285)
1	10 Year U.K. Gilt	Jun. 2025	117,526	(1,732)
9	10 Year U.S. Treasury Notes	Jun. 2025	999,844	(14,528)
8	10 Year U.S. Ultra Treasury Notes	Jun. 2025	914,000	(11,753)
3	30 Year U.S. Ultra Treasury Bonds	Jun. 2025	372,375	(13,176)
1	Euro Schatz Index	Jun. 2025	111,048	10

				(59,096)

				$61,344

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Forward foreign currency exchange contracts outstanding at February 28, 2025:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 03/04/25	TD	GBP	175	$220,955	$220,057	$—	$(898)
Euro,
Expiring 03/04/25	HSBC	EUR	75	78,641	78,052	—	(589)
Expiring 03/04/25	HSBC	EUR	29	30,556	30,328	—	(228)
Expiring 03/04/25	JPM	EUR	108	112,277	111,632	—	(645)
Expiring 03/04/25	TD	EUR	1,838	1,923,956	1,906,624	—	(17,332)

				$2,366,385	$2,346,693	—	(19,692)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 03/04/25	BNYM	GBP	175	$218,410	$220,058	$—	$(1,648)
Expiring 04/02/25	TD	GBP	175	220,938	220,043	895	—
Euro,
Expiring 03/04/25	JPM	EUR	2,050	2,156,898	2,126,637	30,261	—
Expiring 04/02/25	MSI	EUR	620	652,831	644,255	8,576	—
Expiring 04/02/25	TD	EUR	1,838	1,926,782	1,909,543	17,239	—

				$5,175,859	$5,120,536	56,971	(1,648)

						$56,971	$(21,340)

Credit default swap agreements outstanding at February 28, 2025:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Buy Protection(1):
U.S. Treasury Notes	06/20/25	0.250%(Q)	EUR 55	$(32)	$22	$(54)	BARC

See Notes to Financial Statements.

PGIM Fixed Income ETFs 235

PGIM Short Duration Multi-Sector Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Credit default swap agreements outstanding at February 28, 2025 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at February 28, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Bank of America Corp.	12/20/25	1.000%(Q)	40	0.280%	$ 309	$ 232	$ 77	GSI
Citigroup, Inc.	12/20/25	1.000%(Q)	40	0.232%	325	235	90	GSI
Kingdom of Norway	12/20/25	—%(Q)	140	0.035%	(39)	(118)	79	BARC
Kingdom of Spain	06/20/25	1.000%(Q)	50	0.060%	145	141	4	BARC
Morgan Stanley	12/20/25	1.000%(Q)	40	0.234%	324	232	92	GSI
Petroleos Mexicanos	03/23/26	4.100%(Q)	100	*	996	—	996	GSI
Petroleos Mexicanos	05/07/26	4.750%(Q)	250	*	4,662	(94)	4,756	GSI
Republic of Greece	06/20/27	1.000%(Q)	15	0.272%	272	242	30	BARC
Republic of Greece	12/20/27	1.000%(Q)	10	0.315%	203	178	25	BARC
Republic of Italy	06/20/25	1.000%(Q)	85	0.082%	407	243	164	BARC
U.S. Treasury Notes	03/20/25	0.250%(Q)	EUR 40	0.194%	22	4	18	BARC

					$7,626	$1,295	$6,331

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at February 28, 2025(4)	Value at Trade Date	Value at February 28, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.IG.43.V1	12/20/29	1.000%(Q)	16,530	0.495%	$367,815	$395,837	$28,022

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at February 28, 2025:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at February 28, 2025	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements:
5,080	05/07/25	4.321%(A)	1 Day USOIS(2)(A)/4.330%	$—	$(8)	$(8)
4,330	05/17/25	5.113%(T)	1 Day SOFR(2)(T)/4.390%	—	10,119	10,119
3,170	08/19/25	4.395%(T)	1 Day SOFR(2)(T)/4.390%	153	(4,028)	(4,181)

See Notes to Financial Statements.

PGIM Fixed Income ETFs 237

PGIM Short Duration Multi-Sector Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Interest rate swap agreements outstanding at February 28, 2025 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at February 28, 2025	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
2,220	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/4.390%	$—	$(6,479)	$(6,479)
2,220	05/17/26	4.669%(A)	1 Day SOFR(1)(A)/4.390%	—	(11,723)	(11,723)
180	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/4.390%	17	(2,203)	(2,220)
2,890	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/4.390%	791	28,954	28,163
1,800	05/13/29	4.253%(A)	1 Day SOFR(1)(A)/4.390%	(1,610)	(24,784)	(23,174)
470	12/20/44	3.995%(A)	1 Day SOFR(2)(A)/4.390%	—	6,899	6,899
115	12/16/49	3.805%(A)	1 Day SOFR(2)(A)/4.390%	(825)	(595)	230
233	11/15/52	3.927%(A)	1 Day SOFR(1)(A)/4.390%	—	(5,637)	(5,637)
60	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/4.390%	26,605	27,159	554
655	12/14/54	3.136%(A)	1 Day SOFR(1)(A)/4.390%	9,571	3,921	(5,650)
105	12/16/54	3.719%(A)	1 Day SOFR(1)(A)/4.390%	808	751	(57)
360	12/20/54	3.825%(A)	1 Day SOFR(1)(A)/4.390%	—	(4,317)	(4,317)
955	01/15/55	4.130%(A)	1 Day SOFR(1)(A)/4.390%	(17,493)	(64,082)	(46,589)

				$18,017	$(46,053)	$(64,070)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$1,529	$(212)	$6,331	$(54)

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$—	$563,154
JPS	—	224,643

Total	$—	$787,797

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Automobiles	$—	$716,401	$—
Collateralized Loan Obligations	—	11,451,331	—
Consumer Loans	—	100,315	—
Home Equity Loans	—	122,751	—
Other	—	295,104	—
Residential Mortgage-Backed Securities	—	200,000	—
Commercial Mortgage-Backed Securities	—	7,944,260	—
Corporate Bonds	—	16,263,048	—
Residential Mortgage-Backed Securities	—	1,965,385	—
Sovereign Bonds	—	1,039,374	—
U.S. Government Agency Obligations	—	6,200,877	—
U.S. Treasury Obligations	—	24,693,735	—
Affiliated Exchange-Traded Fund	3,694,110	—	—

See Notes to Financial Statements.

PGIM Fixed Income ETFs 239

PGIM Short Duration Multi-Sector Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Short-Term Investments
Affiliated Mutual Fund	$603,659	$—	$—
Options Purchased	—	3,374	—

Total	$4,297,769	$70,995,955	$—

Liabilities
Options Written	$—	$(3,333)	$—

Other Financial Instruments*
Assets
Futures Contracts	$123,818	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	56,971	—
Centrally Cleared Credit Default Swap Agreement	—	28,022	—
OTC Credit Default Swap Agreements	—	7,665	—
Centrally Cleared Interest Rate Swap Agreements	—	45,965	—

Total	$123,818	$138,623	$—

Liabilities
Forward Commitment Contract	$—	$(250,116)	$—
Futures Contracts	(62,474)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(21,340)	—
OTC Credit Default Swap Agreements	—	(71)	—
Centrally Cleared Interest Rate Swap Agreements	—	(110,035)	—

Total	$(62,474)	$(381,562)	$—

*

Other financial instruments are derivative instruments, with the exception of forward commitment contracts, and are not reflected in the Schedule of Investments. Futures, forwards and centrally cleared swap contracts are recorded at unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value. Forward commitment contracts are recorded at market value.

Industry Classification:

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of February 28, 2025 were as follows:

U.S. Treasury Obligations	33.3%
Collateralized Loan Obligations	15.4
Commercial Mortgage-Backed Securities	10.7
U.S. Government Agency Obligations	8.3
Banks	5.9
Affiliated Exchange-Traded Fund	5.0
Residential Mortgage-Backed Securities	2.9
Electric	1.4
Pipelines	1.4

Sovereign Bonds	1.4%
Real Estate Investment Trusts (REITs)	1.4
Oil & Gas	1.3
Auto Manufacturers	1.2
Automobiles	1.0
Aerospace & Defense	0.9
Affiliated Mutual Fund	0.8
Agriculture	0.7
Retail	0.7

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Industry Classification (continued):

Telecommunications	0.6%
Packaging & Containers	0.6
Foods	0.5
Chemicals	0.5
Media	0.5
Airlines	0.4
Home Builders	0.4
Other	0.4
Diversified Financial Services	0.4
Engineering & Construction	0.4
Entertainment	0.3
Commercial Services	0.3
Computers	0.3
Shipbuilding	0.2
Healthcare-Services	0.2
Home Equity Loans	0.2
Lodging	0.2
Mining	0.1
Multi-National	0.1
Consumer Loans	0.1
Auto Parts & Equipment	0.1
Semiconductors	0.1

Trucking & Leasing	0.1%
Distribution/Wholesale	0.1
Building Materials	0.1
Gas	0.1
Software	0.1
Leisure Time	0.1
Machinery-Diversified	0.1
Pharmaceuticals	0.1
Insurance	0.0	*
Transportation	0.0	*
Coal	0.0	*
Apparel	0.0	*
Options Purchased	0.0	*

	101.4

Options Written	(0.0	)*
Liabilities in excess of other assets	(1.4)

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of February 28, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Credit contracts	Due from/to broker-variation margin swaps	$28,022	*	—	$—

Credit contracts	Premiums paid for OTC swap agreements	1,529		Premiums received for OTC swap agreements	212

See Notes to Financial Statements.

PGIM Fixed Income ETFs 241

PGIM Short Duration Multi-Sector Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Credit contracts	Unrealized appreciation on OTC swap agreements	$6,331		Unrealized depreciation on OTC swap agreements	$54

Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	56,971		Unrealized depreciation on OTC forward foreign currency exchange contracts	21,340

Interest rate contracts	Due from/to broker-variation margin futures	123,818	*	Due from/to broker-variation margin futures	62,474	*

Interest rate contracts	Due from/to broker-variation margin swaps	45,965	*	Due from/to broker-variation margin swaps	110,035	*

Interest rate contracts	Unaffiliated investments	3,374		Options written outstanding, at value	3,333

		$266,010			$197,448

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended February 28, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward Currency Exchange Contracts	Swaps

Credit contracts	$—	$—	$—	$—	$6,807
Foreign exchange contracts	—	—	—	93,300	—
Interest rate contracts	(13)	1,927	(36,900)	—	(5,173)

Total	$(13)	$1,927	$(36,900)	$93,300	$1,634

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward Currency Exchange Contracts	Swaps

Credit contracts	$ —	$ —	$ —	$ —	$ 17,435

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward Currency Exchange Contracts	Swaps
Foreign exchange contracts	$—	$—	$—	$76,707	$—
Interest rate contracts	2,776	(3,075)	43,112	—	(38,357)

Total	$2,776	$(3,075)	$43,112	$76,707	$(20,922)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended February 28, 2025, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Options Purchased (1)	$ 681
Options Written (2)	2,540,667
Futures Contracts - Long Positions (2)	19,191,834
Futures Contracts - Short Positions (2)	6,161,647
Forward Foreign Currency Exchange Contracts - Purchased (3)	2,416,898
Forward Foreign Currency Exchange Contracts - Sold (3)	4,993,088
Interest Rate Swap Agreements (2)	19,527,667
Credit Default Swap Agreements - Buy Protection (2)	76,675
Credit Default Swap Agreements - Sell Protection (2)	7,590,579

*	Average volume is based on average quarter end balances for the six months ended February 28, 2025.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives where the legal right to set-off exists is presented in the summary below.

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BARC	$1,150	$(172)	$978	$—	$978
BNYM	—	(1,648)	(1,648)	—	(1,648)

See Notes to Financial Statements.

PGIM Fixed Income ETFs 243

PGIM Short Duration Multi-Sector Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
CITI	$1,776	$(1,806)	$(30)	$—	$(30)
GSI	6,710	(94)	6,616	—	6,616
HSBC	—	(817)	(817)	—	(817)
JPM	31,859	(2,172)	29,687	—	29,687
MSI	8,576	—	8,576	—	8,576
TD	18,134	(18,230)	(96)	—	(96)

	$68,205	$(24,939)	$43,266	$—	$43,266

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond ETF

Statement of Assets & Liabilities (unaudited)

as of February 28, 2025

Assets

Investments at value:
Unaffiliated investments (cost $70,472,874)	$70,995,955
Affiliated investments (cost $4,284,564)	4,297,769
Foreign currency, at value (cost $2,492)	2,528
Receivable for investments sold	4,367,179
Dividends and interest receivable	388,606
Unrealized appreciation on OTC forward foreign currency exchange contracts	56,971
Due from broker—variation margin futures	21,022
Unrealized appreciation on OTC swap agreements	6,331
Premiums paid for OTC swap agreements	1,529
Tax reclaim receivable	1,283

Total Assets	80,139,173

Liabilities
Payable for investments purchased	5,577,747
Forward commitment contracts, at value (proceeds receivable $249,502)	250,116
Unrealized depreciation on OTC forward foreign currency exchange contracts	21,340
Management fee payable	19,623
Due to broker—variation margin swaps	11,259
Options written outstanding, at value (premiums received $258)	3,333
Premiums received for OTC swap agreements	212
Unrealized depreciation on OTC swap agreements	54

Total Liabilities	5,883,684

Net Assets	$74,255,489

Net assets were comprised of:
Common stock, at par	$1,450
Paid-in capital in excess of par	73,383,039
Total distributable earnings (loss)	871,000

Net assets, February 28, 2025	$74,255,489

Net asset value, offering price and redemption price per share.
($74,255,489 ÷ 1,450,000 shares of common stock issued and outstanding)	$51.21

See Notes to Financial Statements.

PGIM Fixed Income ETFs 245

PGIM Short Duration Multi-Sector Bond ETF

Statement of Operations (unaudited)

Six Months Ended February 28, 2025

Net Investment Income (Loss)

Income
Interest income	$1,296,479
Affiliated dividend income	73,562

Total income	1,370,041

Expenses
Management fee	102,824
Less: Fee waiver and/or expense reimbursement	(9,489)

Net expenses	93,335

Net investment income (loss)	1,276,706

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions	60,394
Affiliated net capital gain distributions received	1,411
Futures transactions	(36,900)
Forward currency contract transactions	93,300
Options written transactions	1,927
Swap agreement transactions	1,634
Foreign currency transactions	(2,467)

119,299

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $13,205)	(73,249)
Futures	43,112
Forward currency contracts	76,707
Options written	(3,075)
Swap agreements	(20,922)
Foreign currencies	(720)

21,853

Net gain (loss) on investment and foreign currency transactions	141,152

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,417,858

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond ETF

Statements of Changes in Net Assets (unaudited)

	Six Months Ended February 28, 2025	Year Ended August 31, 2024
Increase (Decrease) in Net Assets

Operations

Net investment income (loss)	$1,276,706	$1,716,438

Net realized gain (loss) on investment and foreign currency transactions	117,888	1,819

Affiliated net capital gain distributions received	1,411	—

Net change in unrealized appreciation (depreciation) on investments and foreign currencies	21,853	633,440

Net increase (decrease) in net assets resulting from operations	1,417,858	2,351,697

Dividends and Distributions

Distributions from distributable earnings	(1,171,985)	(1,836,810)

Fund share transactions

Net proceeds from shares sold (775,000 and 200,000 shares, respectively)	39,450,841	10,108,810

Cost of shares purchased (0 and 25,000 shares, respectively)	—	(1,262,662)

Net increase (decrease) in net assets from Fund share transactions	39,450,841	8,846,148

Total increase (decrease)	39,696,714	9,361,035

Net Assets:

Beginning of period	34,558,775	25,197,740

End of period	$74,255,489	$34,558,775

See Notes to Financial Statements.

PGIM Fixed Income ETFs 247

PGIM Short Duration Multi-Sector Bond ETF

Financial Highlights (unaudited)

	Six Months Ended February 28, 2025		Year Ended August 31, 2024	July 19, 2023(a) through August 31, 2023
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$51.20		$50.40	$50.00
Income (loss) from investment operations:
Net investment income (loss)	1.25		2.76	0.32
Net realized and unrealized gain (loss) on investment and foreign currency transactions	-	(c)	1.10	0.08	(d)
Total from investment operations	1.25		3.86	0.40
Less Dividends and Distributions:
Dividends from net investment income	(1.24)		(2.99)	-
Distributions from net realized gains	-		(0.07)	-
Total dividends and distributions	(1.24)		(3.06)	-
Net asset value, end of period	$51.21		$51.20	$50.40
Total Return(e):	2.48%		7.97%	0.79%

Ratios/Supplemental Data:
Net assets, end of period (000)	$74,255		$34,559	$25,198
Average net assets (000)	$51,846		$31,387	$25,087
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	0.36	%(g)	0.38%	0.40	%(g)
Expenses before waivers and/or expense reimbursement	0.40	%(g)	0.40%	0.40	%(g)
Net investment income (loss)	4.97	%(g)	5.47%	5.49	%(g)
Portfolio turnover rate(h)	48%		71%	78%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Amount rounds to zero.
(d)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(f)	Does not include expenses of the underlying funds in which the Fund invests.
(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Total Return Bond ETF

Schedule of Investments (unaudited)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 100.3%

ASSET-BACKED SECURITIES 18.8%

Automobiles 1.0%

Avis Budget Rental Car Funding AESOP LLC,
Series 2023-04A, Class A, 144A	5.490%	06/20/29	1,000	$1,025,627
Series 2024-01A, Class A, 144A	5.360	06/20/30	850	869,789

Ford Credit Auto Owner Trust,
Series 2023-01, Class C, 144A	5.580	08/15/35	100	101,781

OneMain Direct Auto Receivables Trust,
Series 2023-01A, Class B, 144A	5.810	02/14/31	200	204,865
Series 2023-01A, Class C, 144A	6.140	02/14/31	100	103,163
Series 2025-01A, Class A, 144A	5.360	04/16/35	600	618,559
Series 2025-01A, Class B, 144A	5.560	10/15/35	800	829,592
Series 2025-01A, Class C, 144A	5.760	10/15/35	400	415,305

				4,168,681

Collateralized Loan Obligations 15.2%

AGL CLO Ltd. (Cayman Islands),
Series 2021-14A, Class A, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	5.705(c)	12/02/34	1,000	1,002,524
AGL CLO Ltd. (United Kingdom),
Series 2022-20A, Class A1R, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.663(c)	10/20/37	1,500	1,507,879
AlbaCore Euro CLO DAC (Ireland),
Series 02A, Class A1, 144A, 3 Month EURIBOR + 0.830% (Cap N/A, Floor 0.830%)	3.716(c)	06/15/34	EUR 750	777,427
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2022-24A, Class A1R, 144A, 3 Month SOFR + 1.430% (Cap N/A, Floor 1.430%)	5.732(c)	07/15/37	1,250	1,252,799
Series 2022-25A, Class A1, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)	5.680(c)	04/20/35	500	500,740
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2019-14A, Class AR, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)	5.715(c)	07/20/32	405	405,189
Atlas Senior Loan Fund Ltd. (United Kingdom),
Series 2024-23A, Class B, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)	6.293(c)	07/20/37	1,500	1,508,380
Aurium CLO DAC (Ireland),
Series 02A, Class A1RR, 144A, 3 Month EURIBOR + 0.930% (Cap N/A, Floor 0.930%)	3.769(c)	06/22/34	EUR 1,750	1,817,177

See Notes to Financial Statements.

PGIM Fixed Income ETFs 249

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Avoca Capital CLO Ltd. (Ireland),
Series 10A, Class B1RR, 144A, 3 Month EURIBOR + 1.350% (Cap N/A, Floor 1.350%)	4.135%(c)	04/15/35	EUR 250	$258,088
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2022-01A, Class A1, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)	5.613(c)	04/18/35	250	250,329
Balboa Bay Loan Funding Ltd. (Cayman Islands),
Series 2021-02A, Class A1, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	5.725(c)	01/20/35	500	500,940
Ballyrock CLO Ltd. (Cayman Islands),
Series 2020-02A, Class A1R, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 1.010%)	5.565(c)	10/20/31	193	193,879
Barrow Hanley CLO Ltd. (Cayman Islands),
Series 2024-03A, Class A1, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)	5.913(c)	04/20/37	2,000	2,007,929
Battalion CLO Ltd. (Cayman Islands),
Series 2016-10A, Class A1R2, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	5.728(c)	01/25/35	750	750,761
BlueMountain CLO Ltd. (Cayman Islands),
Series 2021-31A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	5.705(c)	04/19/34	1,000	1,001,257
Canyon Capital CLO Ltd. (Cayman Islands),
Series 2022-01A, Class A, 144A, 3 Month SOFR + 1.330% (Cap N/A, Floor 1.330%)	5.638(c)	04/15/35	292	292,525
Carlyle CLO Ltd. (Cayman Islands),
Series C17A, Class A1AR, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)	5.579(c)	04/30/31	84	84,422
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month SOFR + 1.232% (Cap N/A, Floor 0.970%)	5.534(c)	04/17/31	75	75,482
Carlyle US CLO Ltd. (Cayman Islands),
Series 2021-06A, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	5.991(c)	01/15/38	1,750	1,750,664
CIFC Funding Ltd. (Cayman Islands),
Series 2018-02A, Class A1R, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.663(c)	10/20/37	3,000	3,015,924
Clover CLO LLC,
Series 2018-01A, Class A1RR, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)	5.823(c)	04/20/37	1,000	1,003,285

See Notes to Financial Statements.

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Crown City CLO (Cayman Islands),
Series 2020-02A, Class A1AR, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)	5.630%(c)	04/20/35	250	$250,075
Series 2022-04A, Class A1R, 144A, 3 Month SOFR + 1.610% (Cap N/A, Floor 1.610%)	5.903(c)	04/20/37	1,000	1,004,600
Crown Point CLO Ltd. (Cayman Islands),
Series 2021-11A, Class A, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	5.684(c)	01/17/34	500	500,590
CVC Cordatus Loan Fund DAC (Ireland),
Series 14A, Class A1R, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)	3.384(c)	05/22/32 EUR	1,178	1,222,597
Elevation CLO Ltd. (Cayman Islands),
Series 2021-12A, Class A1R, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)	5.913(c)	04/20/37	1,500	1,506,838
Elmwood CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1RR, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.643(c)	10/20/37	2,500	2,512,443
Series 2024-05A, Class AR1, 144A, 3 Month SOFR + 1.520% (Cap N/A, Floor 1.520%)	5.813(c)	04/20/37	2,000	2,007,952
Galaxy CLO Ltd. (Cayman Islands),
Series 2018-25A, Class A1R, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.720(c)	04/25/36	2,000	2,001,000
Gallatin CLO Ltd. (Bermuda),
Series 2024-01A, Class B, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)	6.533(c)	10/20/37	2,000	2,015,243
Generate CLO Ltd. (Cayman Islands),
Series 02A, Class AR2, 144A, 3 Month SOFR + 1.410% (Cap N/A, Floor 1.410%)	5.700(c)	10/22/37	1,750	1,760,726
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 0.000%)	5.574(c)	04/15/31	81	81,333
Greywolf CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)	5.592(c)	04/26/31	115	115,114
Grosvenor Place CLO DAC (Ireland),
Series 2022-01A, Class AR, 144A, 3 Month EURIBOR + 1.600% (Cap N/A, Floor 1.600%)	4.134(c)	05/24/38 EUR	1,250	1,300,967
Jefferson Mill CLO Ltd. (Cayman Islands),
Series 2015-01A, Class ARR, 144A, 3 Month SOFR + 1.230% (Cap N/A, Floor 0.000%)	5.520(c)	10/20/31	690	691,036

See Notes to Financial Statements.

PGIM Fixed Income ETFs 251

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

KKR CLO Ltd. (Cayman Islands),
Series 11, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)	5.744%(c)	01/15/31	94	$93,603
Series 33A, Class A, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	5.725(c)	07/20/34	500	500,995

Madison Park Euro Funding (Ireland),
Series 14A, Class A1R, 144A, 3 Month EURIBOR + 0.800% (Cap N/A, Floor 0.800%)	3.585(c)	07/15/32 EUR	249	258,487

Madison Park Funding Ltd. (Cayman Islands),
Series 2015-19A, Class AR3, 144A, 3 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)	5.890(c)	01/22/37	1,000	1,003,083
Series 2021-38A, Class A, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.382%)	5.684(c)	07/17/34	250	250,550

Monument CLO DAC (Ireland),
Series 01A, Class A, 144A, 3 Month EURIBOR + 1.590% (Cap N/A, Floor 1.590%)	4.146(c)	05/15/37 EUR	1,500	1,565,823

Ocean Trails CLO Ltd. (Cayman Islands),
Series 2024-16A, Class B, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)	6.361(c)	01/20/38	1,850	1,861,878

OFSI BSL CLO Ltd. (Cayman Islands),
Series 2024-13A, Class A1, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)	5.913(c)	04/20/37	2,000	2,009,255

OZLM Ltd. (Cayman Islands),
Series 2018-18A, Class A, 144A, 3 Month SOFR + 1.282% (Cap N/A, Floor 1.020%)	5.584(c)	04/15/31	102	102,452

Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1AR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)	5.555(c)	10/20/31	60	60,054
Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)	5.744(c)	10/15/34	500	500,843

Regatta Funding Ltd. (Cayman Islands),
Series 2017-01A, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)	5.853(c)	04/17/37	1,500	1,505,924
Series 2021-04A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	5.705(c)	01/20/35	750	752,182

Rockford Tower CLO Ltd. (Cayman Islands),
Series 2023-01A, Class A, 144A, 3 Month SOFR + 1.900% (Cap N/A, Floor 1.900%)	6.193(c)	01/20/36	1,000	1,001,814

See Notes to Financial Statements.

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Rockford Tower Europe CLO DAC (Ireland),
Series 2018-01A, Class B1R, 144A, 3 Month EURIBOR + 2.100% (Cap N/A, Floor 2.100%)	4.771%(c)	04/24/37	EUR	1,100	$1,153,960
Shackleton CLO Ltd. (Cayman Islands),
Series 2014-05RA, Class B, 144A, 3 Month SOFR + 1.962% (Cap N/A, Floor 0.262%)	6.264(c)	05/07/31		600	602,011
Silver Rock CLO (Cayman Islands),
Series 2023-03A, Class A1, 144A, 3 Month SOFR + 1.880% (Cap N/A, Floor 1.880%)	6.173(c)	01/20/36		1,250	1,252,603
Sixth Street CLO Ltd. (Cayman Islands),
Series 2020-16A, Class A1R, 144A, 3 Month SOFR + 1.790% (Cap N/A, Floor 1.790%)	6.083(c)	01/20/37		1,250	1,261,795
St. Paul’s CLO DAC (Ireland),
Series 10A, Class AR, 144A, 3 Month EURIBOR + 0.800% (Cap N/A, Floor 0.800%)	3.504(c)	04/22/35	EUR	750	776,335
THL Credit Wind River CLO Ltd. (Cayman Islands),
Series 2019-01A, Class AR, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)	5.715(c)	07/20/34		750	751,296
TICP CLO Ltd. (Cayman Islands),
Series 2018-11A, Class AR, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)	5.830(c)	04/25/37		1,000	1,004,045
Tikehau CLO DAC (Ireland),
Series 13A, Class A, 144A	— (p)	10/15/38	EUR	2,250	2,334,038
Tikehau US CLO Ltd. (Bermuda),
Series 2023-01A, Class A1, 144A, 3 Month SOFR + 2.200% (Cap N/A, Floor 2.200%)	6.502(c)	07/15/34		750	756,000
Trinitas CLO Ltd. (Bermuda),
Series 2023-26A, Class A1, 144A, 3 Month SOFR + 1.690% (Cap N/A, Floor 1.690%)	5.983(c)	01/20/35		1,000	1,001,985
Trinitas Euro CLO DAC (Ireland),
Series 06A, Class A, 144A, 3 Month EURIBOR + 1.600% (Cap N/A, Floor 1.600%)	4.385(c)	04/15/37	EUR	1,250	1,303,824
Wellfleet CLO Ltd. (Cayman Islands),
Series 2022-01A, Class A1RN, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.722(c)	07/15/37		2,000	2,009,975

					62,602,924

See Notes to Financial Statements.

PGIM Fixed Income ETFs 253

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Consumer Loans 1.1%

Affirm Asset Securitization Trust,
Series 2024-B, Class B, 144A	4.880%	09/15/29	300	$300,093
Series 2024-X02, Class B, 144A	5.330	12/17/29	600	602,375
Series 2024-X02, Class C, 144A	5.620	12/17/29	600	603,241

Affirm Master Trust,
Series 2025-01A, Class A, 144A	4.990	02/15/33	1,000	1,003,234

GreenSky Home Improvement Issuer Trust,
Series 2024-02, Class A3, 144A	5.150	10/27/59	500	512,720

GreenSky Home Improvement Trust,
Series 2024-01, Class A4, 144A	5.670	06/25/59	73	74,481

OneMain Financial Issuance Trust,
Series 2023-01A, Class A, 144A	5.500	06/14/38	400	411,436
Series 2023-02A, Class C, 144A	6.740	09/15/36	100	104,727
Series 2023-02A, Class D, 144A	7.520	09/15/36	100	105,396
Series 2024-01A, Class A, 144A	5.790	05/14/41	300	317,272

Regional Management Issuance Trust,
Series 2022-01, Class A, 144A	3.070	03/15/32	100	98,858

Stream Innovations Issuer Trust,
Series 2024-02A, Class A, 144A	5.210	02/15/45	433	437,029

				4,570,862

Credit Cards 0.3%

Genesis Sales Finance Master Trust,
Series 2024-B, Class A, 144A	5.870	12/20/32	1,000	1,006,424

Home Equity Loans 0.5%

BRAVO Residential Funding Trust,
Series 2024-CES01, Class A1A, 144A	6.377	04/25/54	421	427,235

GS Mortgage-Backed Securities Trust,
Series 2024-HE02, Class A1, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 1.500%)	5.852(c)	01/25/55	369	370,319

JPMorgan Mortgage Trust,
Series 2023-HE02, Class A1, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)	6.046(c)	03/20/54	71	71,582

Towd Point Mortgage Trust,
Series 2023-CES02, Class A1A, 144A	7.294(cc)	10/25/63	73	74,161
Series 2024-CES01, Class A1A, 144A	5.848(cc)	01/25/64	78	77,957

See Notes to Financial Statements.

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Home Equity Loans (cont’d.)

Towd Point Mortgage Trust, (cont’d.)
Series 2024-CES02, Class A1A, 144A	6.125%(cc)	02/25/64	78	$78,640
Series 2024-CES05, Class A1, 144A	5.167(cc)	09/25/64	461	461,524
Series 2024-CES05, Class A2, 144A	5.202(cc)	09/25/64	400	397,229

				1,958,647

Other 0.6%

Capital Street Master Trust,
Series 2024-01, Class A, 144A, 30 Day Average SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.689(c)	10/16/28	300	299,999

GoodLeap Sustainable Home Solutions Trust,
Series 2023-04C, Class A, 144A	6.480	03/20/57	177	177,565
Series 2024-01GS, Class A, 144A	6.250	06/20/57	285	291,386

Invitation Homes Trust,
Series 2024-SFR01, Class C, 144A	4.250	09/17/41	500	481,180

Tesla Sustainable Energy Trust,
Series 2024-01A, Class A2, 144A	5.080	06/21/50	500	502,010

Tricon Residential Trust,
Series 2025-SFR01, Class A, 144A, 1 Month SOFR + 1.100% (Cap N/A, Floor 1.100%)	5.400(c)	03/17/42	700	699,981

				2,452,121

Student Loan 0.1%

SMB Private Education Loan Trust,
Series 2024-E, Class A1A, 144A	5.090	10/16/56	374	377,378

TOTAL ASSET-BACKED SECURITIES (cost $76,986,892)				77,137,037

COMMERCIAL MORTGAGE-BACKED SECURITIES 12.6%
Arbor Multifamily Mortgage Securities Trust,
Series 2021-MF03, Class A1, 144A	1.075	10/15/54	218	212,197

BANK,
Series 2020-BN30, Class A3	1.650	12/15/53	1,950	1,658,788
Series 2021-BN35, Class A4	2.031	06/15/64	500	423,768
Series 2021-BN38, Class A4	2.275	12/15/64	250	210,198

See Notes to Financial Statements.

PGIM Fixed Income ETFs 255

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)

Bank of America Merrill Lynch Commercial Mortgage Trust,
Series 2017-BNK03, Class XB, IO	0.583%(cc)	02/15/50	8,410	$85,916

BANK5,
Series 2023-5YR04, Class A3	6.500	12/15/56	1,039	1,095,615
Series 2024-5YR08, Class A3	5.884	08/15/57	1,200	1,250,708
Series 2024-5YR09, Class A3	5.614	08/15/57	1,300	1,345,238
Series 2024-5YR10, Class A3	5.302	10/15/57	1,400	1,428,188

BANK5 Trust,
Series 2025-5YR13, Class A3	5.753(cc)	01/15/58	940	979,002

Barclays Commercial Mortgage Securities Trust,
Series 2020-BID, Class A, 144A, 1 Month SOFR + 2.254% (Cap N/A, Floor 2.140%)	6.566(c)	10/15/37	300	301,165
Series 2020-C07, Class XB, IO	0.977(cc)	04/15/53	1,019	46,215
Series 2023-5C23, Class A3	6.675(cc)	12/15/56	1,100	1,167,950
Series 2024-5C27, Class A3	6.014	07/15/57	500	523,304
Series 2024-5C29, Class A3	5.208	09/15/57	600	610,418
Series 2024-5C31, Class A3	5.609	12/15/57	850	879,596
Series 2025-5C33, Class A4	5.839	03/15/58	1,900	1,982,253

Benchmark Mortgage Trust,
Series 2018-B07, Class A3	4.241	05/15/53	590	574,824
Series 2021-B26, Class XB, IO, 144A	0.639(cc)	06/15/54	18,164	594,682
Series 2021-B28, Class A1	0.597	08/15/54	331	320,948
Series 2023-B40, Class A2	6.930	12/15/56	384	406,417
Series 2023-V02, Class A3	5.812(cc)	05/15/55	500	515,100
Series 2024-V05, Class A3	5.805	01/10/57	500	518,268
Series 2024-V08, Class A3	6.189(cc)	07/15/57	900	948,096
Series 2024-V09, Class A3	5.602	08/15/57	1,250	1,290,136
Series 2024-V10, Class A3	5.277	09/15/57	1,050	1,071,135

BFLD Mortgage Trust,
Series 2024-WRHS, Class A, 144A, 1 Month SOFR + 1.492% (Cap N/A, Floor 1.492%)	5.804(c)	08/15/26	278	278,534

BLP Commercial Mortgage Trust,
Series 2025-IND, Class A, 144A, 1 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)	5.510(c)	03/15/42	665	665,000

BMO Mortgage Trust,
Series 2024-5C04, Class A3	6.526(cc)	05/15/57	800	850,876
Series 2024-5C05, Class A3	5.857	02/15/57	550	572,031
Series 2024-5C06, Class A3	5.316	09/15/57	1,500	1,531,617

BX Commercial Mortgage Trust,
Series 2021-CIP, Class E, 144A, 1 Month SOFR + 2.934% (Cap N/A, Floor 2.820%)	7.246(c)	12/15/38	137	136,906

See Notes to Financial Statements.

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
BX Commercial Mortgage Trust, (cont’d.)
Series 2024-AIR02, Class A, 144A, 1 Month SOFR + 1.492% (Cap N/A, Floor 1.492%)	5.804%(c)	10/15/41	500	$501,875
Series 2024-AIRC, Class A, 144A, 1 Month SOFR + 1.691% (Cap N/A, Floor 1.691%)	6.003(c)	08/15/39	500	501,875

BX Trust,
Series 2024-PAT, Class A, 144A, 1 Month SOFR + 2.090% (Cap N/A, Floor 2.090%)	6.402(c)	03/15/41	500	500,625
Series 2025-DIME, Class A, 144A, 1 Month SOFR + 1.150% (Cap N/A, Floor 1.150%)	5.460(c)	02/15/35	980	978,158
Series 2025-ROIC, Class A, 144A, 1 Month SOFR + 1.144% (Cap N/A, Floor 1.144%)	5.467(c)	03/15/30	1,160	1,158,550

BXP Trust,
Series 2021-601L, Class A, 144A	2.618	01/15/44	150	127,203

Cantor Commercial Real Estate Lending,
Series 2019-CF02, Class A4	2.624	11/15/52	145	132,686

CCUBS Commercial Mortgage Trust,
Series 2017-C01, Class A3	3.283(cc)	11/15/50	1,200	1,147,894

CENT Trust,
Series 2023-CITY, Class A, 144A, 1 Month SOFR + 2.620% (Cap N/A, Floor 2.620%)	6.932(c)	09/15/38	200	201,465

Citigroup Commercial Mortgage Trust,
Series 2019-GC43, Class A3	2.782	11/10/52	500	454,505

Commercial Mortgage Trust,
Series 2014-UBS04, Class A5	3.694	08/10/47	31	30,430
Series 2015-LC21, Class A4	3.708	07/10/48	928	924,665
Series 2017-COR02, Class A3	3.510	09/10/50	373	359,244
Series 2024-277P, Class A, 144A	6.338	08/10/44	200	209,358
Series 2024-277P, Class X, IO, 144A	0.661(cc)	08/10/44	1,000	29,335

Credit Suisse Mortgage Trust,
Series 2014-USA, Class A2, 144A	3.953	09/15/37	250	229,375

CSAIL Commercial Mortgage Trust,
Series 2018-CX11, Class A4	3.766	04/15/51	181	177,033
Series 2019-C16, Class A2	3.067	06/15/52	227	211,203

ELM Trust,
Series 2024-ELM, Class D10, 144A	6.847(cc)	06/10/39	220	222,613
Series 2024-ELM, Class D15, 144A	6.897(cc)	06/10/39	200	202,166

GS Mortgage Securities Corp. Trust,
Series 2021-IP, Class E, 144A, 1 Month SOFR + 3.664% (Cap N/A, Floor 3.550%)	7.976(c)	10/15/36	180	179,761
Series 2024-RVR, Class A, 144A	5.372(cc)	08/10/41	800	803,589

See Notes to Financial Statements.

PGIM Fixed Income ETFs 257

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
GS Mortgage Securities Trust,
Series 2017-GS08, Class A3	3.205%	11/10/50	570	$551,622
Series 2018-GS10, Class A4	3.890	07/10/51	125	120,048
Series 2021-GSA03, Class A4	2.369	12/15/54	200	171,800
Series 2021-GSA03, Class XB, IO	0.626(cc)	12/15/54	2,000	74,231
Hudson Yards Mortgage Trust,
Series 2025-SPRL, Class A, 144A	5.467(cc)	01/13/40	390	398,367
JPMDB Commercial Mortgage Securities Trust,
Series 2020-COR07, Class ASB	2.051	05/13/53	1,100	1,023,543
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP04, Class A3	3.393	12/15/49	205	200,864
KRE Commercial Mortgage Trust,
Series 2025-AIP04, Class B, 144A, 1 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)	5.920(c)	03/15/42	320	320,028
LBA Trust,
Series 2024-BOLT, Class D, 144A, 1 Month SOFR + 2.590% (Cap N/A, Floor 2.590%)	6.902(c)	06/15/39	330	330,412
MHC Commercial Mortgage Trust,
Series 2021-MHC, Class F, 144A, 1 Month SOFR + 2.715% (Cap N/A, Floor 2.601%)	7.027(c)	04/15/38	295	294,857
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C31, Class A5	3.102	11/15/49	1,000	965,423
Morgan Stanley Capital I Trust,
Series 2016-BNK02, Class A3	2.791	11/15/49	1,000	973,672
Series 2019-L02, Class A3	3.806	03/15/52	292	281,273
Series 2020-HR08, Class A3	1.790	07/15/53	246	213,267
MSWF Commercial Mortgage Trust,
Series 2023-01, Class A2	6.451	05/15/56	500	520,718
New York City Housing Development Corp.,
Series 2024-08SPR, Class A	5.458	12/15/43	1,700	1,739,701
NJ Trust,
Series 2023-GSP, Class A, 144A	6.481(cc)	01/06/29	200	210,430
NYC Commercial Mortgage Trust,
Series 2025-03BP, Class A, 144A, 1 Month SOFR + 1.213% (Cap N/A, Floor 1.213%)	5.523(c)	02/15/42	580	577,845
Series 2025-03BP, Class C, 144A, 1 Month SOFR + 1.892% (Cap N/A, Floor 1.892%)	6.202(c)	02/15/42	280	279,125
Series 2025-03BP, Class D, 144A, 1 Month SOFR + 2.441% (Cap N/A, Floor 2.441%)	6.751(c)	02/15/42	260	259,350

See Notes to Financial Statements.

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
ONE Mortgage Trust,
Series 2021-PARK, Class D, 144A, 1 Month SOFR + 1.614% (Cap N/A, Floor 1.500%)	5.926%(c)	03/15/36	120	$115,257
One New York Plaza Trust,
Series 2020-01NYP, Class A, 144A, 1 Month SOFR + 1.064% (Cap N/A, Floor 0.950%)	5.376(c)	01/15/36	220	213,400
Series 2020-01NYP, Class AJ, 144A, 1 Month SOFR + 1.364% (Cap N/A, Floor 1.250%)	5.676(c)	01/15/36	200	190,527
OPG Trust,
Series 2021-PORT, Class A, 144A, 1 Month SOFR + 0.598% (Cap N/A, Floor 0.484%)	4.910(c)	10/15/36	782	777,739
RFR Trust,
Series 2025-SGRM, Class A, 144A	5.562(cc)	03/11/29	960	971,018
ROCK Trust,
Series 2024-CNTR, Class A, 144A	5.388	11/13/41	700	710,172
Series 2024-CNTR, Class C, 144A	6.471	11/13/41	215	222,946
Series 2024-CNTR, Class D, 144A	7.109	11/13/41	480	501,367
SCG Commercial Mortgage Trust,
Series 2025-DLFN, Class C, 144A, 1 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	6.010(c)	03/15/35	150	150,000
TCO Commercial Mortgage Trust,
Series 2024-DPM, Class A, 144A, 1 Month SOFR + 1.243% (Cap N/A, Floor 1.243%)	5.555(c)	12/15/39	500	500,156
UBS Commercial Mortgage Trust,
Series 2018-C08, Class A3	3.720	02/15/51	487	474,289
VNDO Trust,
Series 2016-350P, Class A, 144A	3.805	01/10/35	985	964,634
WCORE Commercial Mortgage Trust,
Series 2024-CORE, Class A, 144A, 1 Month SOFR + 1.492% (Cap N/A, Floor 1.492%)	5.804(c)	11/15/41	1,020	1,023,187
Series 2024-CORE, Class D, 144A, 1 Month SOFR + 2.940% (Cap N/A, Floor 2.940%)	7.252(c)	11/15/41	780	782,925
Wells Fargo Commercial Mortgage Trust,
Series 2016-C35, Class A3	2.674	07/15/48	244	238,390
Series 2017-C40, Class A3	3.317	10/15/50	105	101,738
Series 2020-C58, Class A3	1.810	07/15/53	118	103,277
Series 2024-GRP, Class B, 144A, 1 Month SOFR + 2.291% (Cap N/A, Floor 2.291%)	6.602(c)	10/15/41	200	200,739

See Notes to Financial Statements.

PGIM Fixed Income ETFs 259

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Wells Fargo Commercial Mortgage Trust, (cont’d.)
Series 2024-GRP, Class C, 144A, 1 Month SOFR + 2.940% (Cap N/A, Floor 2.940%)	7.252%(c)	10/15/41	275	$275,991

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $51,225,663)				51,783,025

CORPORATE BONDS 29.9%

Aerospace & Defense 0.8%

BAE Systems PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A	5.125	03/26/29	295	298,255
Boeing Co. (The),
Sr. Unsec’d. Notes	2.196	02/04/26	1,600	1,561,249
Sr. Unsec’d. Notes	3.250	02/01/35	280	229,702
Sr. Unsec’d. Notes	3.300	03/01/35	190	153,424
Sr. Unsec’d. Notes	3.375	06/15/46	1,010	684,425
Sr. Unsec’d. Notes	3.900	05/01/49	180	129,776
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	6.000	02/15/28	250	249,330
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	123	123,538

				3,429,699

Agriculture 0.5%

BAT Capital Corp. (United Kingdom),
Gtd. Notes	4.390	08/15/37	400	353,872
Gtd. Notes	5.834	02/20/31	630	654,805
Gtd. Notes	6.343	08/02/30	75	79,959
BAT International Finance PLC (United Kingdom),
Gtd. Notes	4.448	03/16/28	120	119,249
Gtd. Notes	5.931	02/02/29	25	25,993
Bunge Ltd. Finance Corp.,
Gtd. Notes	2.750	05/14/31	600	533,192
Philip Morris International, Inc.,
Sr. Unsec’d. Notes	5.125	02/15/30	450	458,187

				2,225,257

Airlines 0.4%

American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A	5.750	04/20/29	150	148,500

See Notes to Financial Statements.

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Airlines (cont’d.)

Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A	4.750%	10/20/28	1,000	$993,420
Southwest Airlines Co.,
Sr. Unsec’d. Notes	5.125	06/15/27	140	141,283
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	225	222,166

				1,505,369

Apparel 0.0%

Kontoor Brands, Inc.,
Gtd. Notes, 144A	4.125	11/15/29	50	46,289
Wolverine World Wide, Inc.,
Gtd. Notes, 144A	4.000	08/15/29	50	43,101

				89,390

Auto Manufacturers 1.2%

American Honda Finance Corp.,
Sr. Unsec’d. Notes, GMTN	5.050	07/10/31	465	469,336
Ford Motor Co.,
Sr. Unsec’d. Notes	4.750	01/15/43	30	23,329
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	4.125	08/17/27	200	193,402
Sr. Unsec’d. Notes	4.271	01/09/27	930	910,324
Sr. Unsec’d. Notes	5.800	03/05/27	200	201,351
Sr. Unsec’d. Notes	7.200	06/10/30	255	267,742
General Motors Co.,
Sr. Unsec’d. Notes	6.600	04/01/36	785	832,160
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes	5.000	04/09/27	180	180,475
Sr. Unsec’d. Notes	5.800	06/23/28	225	230,532
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A	5.250	01/08/27	355	358,492
Sr. Unsec’d. Notes, 144A	5.300	03/19/27	290	293,085
Mercedes-Benz Finance North America LLC
(Germany),
Gtd. Notes, 144A	5.000	01/11/34	285	280,838

See Notes to Financial Statements.

PGIM Fixed Income ETFs 261

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Auto Manufacturers (cont’d.)

Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN	4.800%	01/05/34	245	$243,058
Volkswagen Group of America Finance LLC
(Germany),
Gtd. Notes, 144A	5.250	03/22/29	320	321,354

				4,805,478

Auto Parts & Equipment 0.3%

Aptiv Swiss Holdings Ltd.,
Gtd. Notes	4.650	09/13/29	585	576,484
Clarios Global LP/Clarios US Finance Co.,
Sr. Sec’d. Notes, 144A	6.750	02/15/30	25	25,515
Phinia, Inc.,
Sr. Sec’d. Notes, 144A	6.750	04/15/29	40	40,985
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A	8.000	11/17/28	400	397,497

				1,040,481

Banks 7.7%

Banco Santander SA (Spain),
Sr. Non-Preferred Notes	5.538(ff)	03/14/30	200	204,005
Sr. Non-Preferred Notes	5.552(ff)	03/14/28	400	405,270
Sr. Preferred Notes	5.439	07/15/31	400	409,074
Bank of America Corp.,
Sr. Unsec’d. Notes	2.572(ff)	10/20/32	675	582,835
Sr. Unsec’d. Notes, MTN	1.922(ff)	10/24/31	1,270	1,082,979
Sr. Unsec’d. Notes, Series N	2.651(ff)	03/11/32	1,120	987,561
Sub. Notes	5.744(ff)	02/12/36	645	648,401
Bank of Nova Scotia (The) (Canada),
Jr. Sub. Notes	7.350(ff)	04/27/85	530	530,601
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	5.335(ff)	09/10/35	310	305,553
Sub. Notes	5.088(ff)	06/20/30	395	390,893
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A	1.323(ff)	01/13/27	415	403,426
BPCE SA (France),
Sr. Non-Preferred Notes, 144A	2.045(ff)	10/19/27	340	324,891
Sr. Non-Preferred Notes, 144A	2.277(ff)	01/20/32	250	211,519

See Notes to Financial Statements.

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A	5.875%	04/30/29	200	$205,779
Citigroup, Inc.,
Jr. Sub. Notes, Series CC	7.125(ff)	08/15/29(oo)	460	470,223
Jr. Sub. Notes, Series EE	6.750(ff)	02/15/30(oo)	815	817,167
Jr. Sub. Notes, Series X	3.875(ff)	02/18/26(oo)	40	39,190
Sr. Unsec’d. Notes	2.666(ff)	01/29/31	990	892,410
Sr. Unsec’d. Notes	3.057(ff)	01/25/33	1,620	1,422,166
Sr. Unsec’d. Notes	5.174(ff)	02/13/30	520	525,542
Sub. Notes	5.827(ff)	02/13/35	510	511,766
Comerica, Inc.,
Sr. Unsec’d. Notes	5.982(ff)	01/30/30	716	729,647
Danske Bank A/S (Denmark),
Sr. Non-Preferred Notes, 144A	4.613(ff)	10/02/30	760	747,731
Sr. Preferred Notes, 144A, MTN	6.259(ff)	09/22/26	200	201,732
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes	2.311(ff)	11/16/27	310	297,388
Sr. Non-Preferred Notes	4.999(ff)	09/11/30	930	925,167
Fifth Third Bancorp,
Sr. Unsec’d. Notes	4.337(ff)	04/25/33	201	190,457
Sr. Unsec’d. Notes	6.339(ff)	07/27/29	270	282,606
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series V	4.125(ff)	11/10/26(oo)	55	53,317
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	735	724,726
Sr. Unsec’d. Notes	5.207(ff)	01/28/31	1,500	1,518,577
Sr. Unsec’d. Notes	5.851(ff)	04/25/35	170	176,650
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes	5.709(ff)	02/02/35	175	178,404
Sr. Unsec’d. Notes	6.208(ff)	08/21/29	40	41,711
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes	1.953(ff)	02/04/32	500	424,985
Sr. Unsec’d. Notes	2.739(ff)	10/15/30	1,210	1,108,198
Sr. Unsec’d. Notes	4.603(ff)	10/22/30	1,480	1,467,790
Sr. Unsec’d. Notes	5.140(ff)	01/24/31	960	974,022
Sr. Unsec’d. Notes	5.294(ff)	07/22/35	335	337,722
Sr. Unsec’d. Notes	5.581(ff)	04/22/30	755	777,315
KBC Group NV (Belgium),
Sr. Unsec’d. Notes, 144A	4.932(ff)	10/16/30	300	298,974
KeyCorp,
Sr. Unsec’d. Notes, MTN	2.550	10/01/29	450	406,087

See Notes to Financial Statements.

PGIM Fixed Income ETFs 263

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

Morgan Stanley,
Sr. Unsec’d. Notes	5.449%(ff)	07/20/29	95	$97,191
Sr. Unsec’d. Notes, GMTN	2.699(ff)	01/22/31	1,475	1,335,121
Sr. Unsec’d. Notes, MTN	1.928(ff)	04/28/32	515	431,507
Sr. Unsec’d. Notes, MTN	2.943(ff)	01/21/33	970	850,499
Sub. Notes, GMTN	4.350	09/08/26	195	194,295
Societe Generale SA (France),
Gtd. Notes, 144A	2.797(ff)	01/19/28	195	187,308
Sr. Non-Preferred Notes, 144A	2.889(ff)	06/09/32	500	431,486
Sr. Non-Preferred Notes, 144A	3.337(ff)	01/21/33	400	347,938
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN	7.161(ff)	10/30/29	85	91,525
U.S. Bancorp,
Sr. Unsec’d. Notes	5.384(ff)	01/23/30	95	96,908
Sr. Unsec’d. Notes	5.850(ff)	10/21/33	140	145,799
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A, SOFR + 1.580%	5.958(c)	05/12/26	200	200,428
Sr. Unsec’d. Notes, 144A	6.537(ff)	08/12/33	270	289,913
Wells Fargo & Co.,
Sr. Unsec’d. Notes	5.211(ff)	12/03/35	1,270	1,266,320
Sr. Unsec’d. Notes	5.389(ff)	04/24/34	125	126,307
Sr. Unsec’d. Notes	6.303(ff)	10/23/29	685	719,619
Sr. Unsec’d. Notes, MTN	2.879(ff)	10/30/30	260	238,852
Sr. Unsec’d. Notes, MTN	4.808(ff)	07/25/28	295	295,622
Sr. Unsec’d. Notes, MTN	5.574(ff)	07/25/29	160	163,914
Sr. Unsec’d. Notes, MTN	5.707(ff)	04/22/28	740	754,623

				31,499,632

Beverages 0.0%

Anheuser-Busch Cos. LLC/Anheuser-Busch InBev
Worldwide, Inc. (Belgium), Gtd. Notes	4.900	02/01/46	38	35,486

Biotechnology 0.1%

Amgen, Inc.,
Sr. Unsec’d. Notes	5.600	03/02/43	205	206,538

See Notes to Financial Statements.

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Building Materials 0.4%

Camelot Return Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A	8.750%	08/01/28	175	$165,531
CEMEX Materials LLC (Mexico),
Gtd. Notes	7.700	07/21/25	50	50,531
CRH SMW Finance DAC,
Gtd. Notes	5.200	05/21/29	630	641,376
Fortune Brands Innovations, Inc.,
Sr. Unsec’d. Notes	3.250	09/15/29	175	163,634
Griffon Corp.,
Gtd. Notes	5.750	03/01/28	23	22,776
JELD-WEN, Inc.,
Gtd. Notes, 144A	4.875	12/15/27	200	188,866
Masco Corp.,
Sr. Unsec’d. Notes	3.500	11/15/27	230	223,682
Quikrete Holdings, Inc.,
Sr. Sec’d. Notes, 144A	6.375	03/01/32	140	141,905
Sr. Unsec’d. Notes, 144A	6.750	03/01/33	70	71,042
Smyrna Ready Mix Concrete LLC,
Sr. Sec’d. Notes, 144A	6.000	11/01/28	75	74,329
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	4.375	07/15/30	75	70,007

				1,813,679

Chemicals 0.5%

Ashland, Inc.,
Sr. Unsec’d. Notes, 144A	3.375	09/01/31	75	65,259
Braskem Netherlands Finance BV (Brazil),
Gtd. Notes, 144A	8.500	01/12/31	620	623,255
Celanese US Holdings LLC,
Gtd. Notes	6.600	11/15/28	125	129,523
CF Industries, Inc.,
Gtd. Notes	5.150	03/15/34	130	127,392
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes	5.419	11/15/48	260	268,082
FMC Corp.,
Sr. Unsec’d. Notes	5.150	05/18/26	140	140,143
Sr. Unsec’d. Notes	6.375	05/18/53	430	422,421
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes	4.900	03/27/28	55	55,408

See Notes to Financial Statements.

PGIM Fixed Income ETFs 265

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Chemicals (cont’d.)

OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A	6.750%	05/02/34	320	$330,400
RPM International, Inc.,
Sr. Unsec’d. Notes	2.950	01/15/32	20	17,635

				2,179,518

Coal 0.0%

Coronado Finance Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A	9.250	10/01/29	150	151,287

Commercial Services 0.4%

Alta Equipment Group, Inc.,
Sec’d. Notes, 144A	9.000	06/01/29	100	92,748
AMN Healthcare, Inc.,
Gtd. Notes, 144A	4.000	04/15/29	125	114,160
Gtd. Notes, 144A	4.625	10/01/27	150	144,892
Belron UK Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	5.750	10/15/29	200	199,000
DCLI Bidco LLC,
Second Mortgage, 144A	7.750	11/15/29	250	260,840
ERAC USA Finance LLC,
Gtd. Notes, 144A	3.300	12/01/26	160	156,786
Herc Holdings, Inc.,
Gtd. Notes, 144A	5.500	07/15/27	75	74,615
Mavis Tire Express Services Topco Corp.,
Sr. Unsec’d. Notes, 144A	6.500	05/15/29	75	73,046
RELX Capital, Inc. (United Kingdom),
Gtd. Notes	4.750	05/20/32	30	29,822
Service Corp. International,
Sr. Unsec’d. Notes	5.750	10/15/32	45	44,662
United Rentals North America, Inc.,
Gtd. Notes	3.750	01/15/32	50	44,702
University of Southern California,
Sr. Unsec’d. Notes	4.976	10/01/53	212	207,130

See Notes to Financial Statements.

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Commercial Services (cont’d.)

Washington University (The),
Sr. Unsec’d. Notes	4.349%	04/15/2122	80	$64,089
Williams Scotsman, Inc.,
Sr. Sec’d. Notes, 144A	6.625	06/15/29	150	152,912

				1,659,404

Computers 0.2%

Booz Allen Hamilton, Inc.,
Gtd. Notes	5.950	08/04/33	200	204,649
Leidos, Inc.,
Gtd. Notes	4.375	05/15/30	500	484,829
McAfee Corp.,
Sr. Unsec’d. Notes, 144A	7.375	02/15/30	150	146,154
NCR Atleos Corp.,
Sr. Sec’d. Notes, 144A	9.500	04/01/29	79	86,220

				921,852

Distribution/Wholesale 0.1%

H&E Equipment Services, Inc.,
Gtd. Notes, 144A	3.875	12/15/28	300	300,303

Diversified Financial Services 0.5%

Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A	7.200	12/12/28	50	53,093
Capital One Financial Corp.,
Sr. Unsec’d. Notes	7.624(ff)	10/30/31	100	111,950
Freedom Mortgage Holdings LLC,
Sr. Unsec’d. Notes, 144A	8.375	04/01/32	80	79,928
Jefferies Financial Group, Inc.,
Sr. Unsec’d. Notes	2.625	10/15/31	120	102,836
LPL Holdings, Inc.,
Gtd. Notes	5.700	05/20/27	175	178,029
LSEG US Fin Corp. (United Kingdom),
Gtd. Notes, 144A	5.297	03/28/34	300	304,224
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.750	11/15/31	150	146,022
Nuveen LLC,
Sr. Unsec’d. Notes, 144A	5.850	04/15/34	145	149,068

See Notes to Financial Statements.

PGIM Fixed Income ETFs 267

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Diversified Financial Services (cont’d.)

OneMain Finance Corp.,
Gtd. Notes	6.625%	05/15/29	200	$203,869
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A	4.250	02/15/29	375	352,272
Gtd. Notes, 144A	7.875	12/15/29	50	52,327
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN	6.150	12/06/28	200	208,058

				1,941,676

Electric 1.2%

AEP Texas, Inc.,
Sr. Unsec’d. Notes	5.400	06/01/33	225	226,373
Sr. Unsec’d. Notes	5.450	05/15/29	150	153,703
Algonquin Power & Utilities Corp. (Canada),
Sr. Unsec’d. Notes	5.365	06/15/26	175	176,094
Calpine Corp.,
Sr. Sec’d. Notes, 144A	3.750	03/01/31	175	159,982
Sr. Unsec’d. Notes, 144A	5.000	02/01/31	175	168,493
Comision Federal de Electricidad (Mexico),
Gtd. Notes, 144A	4.688	05/15/29	200	189,820
Edison International,
Sr. Unsec’d. Notes	5.250	11/15/28	130	126,839
Enel Finance International NV (Italy),
Gtd. Notes, 144A	5.125	06/26/29	710	716,200
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, 144A, MTN	6.350	08/10/28	200	199,126
Sr. Unsec’d. Notes, MTN	8.450	08/10/28	400	414,500
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN	4.250	08/14/28	200	192,162
NRG Energy, Inc.,
Gtd. Notes, 144A	3.375	02/15/29	50	45,975
Gtd. Notes, 144A	3.875	02/15/32	50	44,597
Pacific Gas & Electric Co.,
First Mortgage	4.500	07/01/40	110	95,292
First Mortgage	4.950	07/01/50	225	193,796
PPL Electric Utilities Corp.,
First Mortgage	4.850	02/15/34	185	183,900
Puget Energy, Inc.,
Sr. Sec’d. Notes	4.224	03/15/32	145	135,183

See Notes to Financial Statements.

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)

Sempra,
Jr. Sub. Notes	4.125%(ff)	04/01/52	120	$113,691
Southern California Edison Co.,
First Mortgage	3.450	02/01/52	30	20,232
First Mortgage	5.300	03/01/28	110	110,992
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)	175	177,743
Jr. Sub. Notes, Series C, 144A	8.875(ff)	01/15/29(oo)	975	1,045,493
Vistra Operations Co. LLC,
Gtd. Notes, 144A	4.375	05/01/29	50	47,670
Gtd. Notes, 144A	6.875	04/15/32	70	72,291

				5,010,147

Engineering & Construction 0.3%

Jacobs Engineering Group, Inc.,
Gtd. Notes	6.350	08/18/28	265	278,050
MasTec, Inc.,
Sr. Unsec’d. Notes	5.900	06/15/29	110	112,928
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes	5.500	07/31/47	200	163,340
Sr. Sec’d. Notes, 144A	4.250	10/31/26	200	196,750
Sr. Sec’d. Notes, 144A	5.500	07/31/47	600	490,020

				1,241,088

Entertainment 0.2%

Caesars Entertainment, Inc.,
Gtd. Notes, 144A	4.625	10/15/29	75	70,855
Sr. Sec’d. Notes, 144A	6.500	02/15/32	40	40,572
Sr. Sec’d. Notes, 144A	7.000	02/15/30	75	77,271
CCM Merger, Inc.,
Sr. Unsec’d. Notes, 144A	6.375	05/01/26	50	50,032
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	6.750	02/15/29	175	171,635
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	4.125	07/01/29	50	45,513
Warnermedia Holdings, Inc.,
Gtd. Notes	5.050	03/15/42	380	314,658
Gtd. Notes	5.141	03/15/52	155	119,823

See Notes to Financial Statements.

PGIM Fixed Income ETFs 269

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Entertainment (cont’d.)

Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A	6.250%	03/15/33		35	$34,896

					925,255

Environmental Control 0.0%

GFL Environmental, Inc.,
Sr. Sec’d. Notes, 144A	6.750	01/15/31		30	31,112

Foods 0.9%

B&G Foods, Inc.,
Gtd. Notes	5.250	09/15/27		200	188,447
Sr. Sec’d. Notes, 144A	8.000	09/15/28		150	153,231
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	8.125	05/14/30	GBP	270	330,855
Bellis Finco PLC (United Kingdom),
Gtd. Notes	4.000	02/16/27	GBP	218	263,406
Bimbo Bakeries USA, Inc. (Mexico),
Gtd. Notes, 144A	6.050	01/15/29		205	212,259
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl,
Gtd. Notes	4.375	02/02/52		300	235,776
Gtd. Notes	5.125	02/01/28		45	45,466
Gtd. Notes	6.500	12/01/52		200	209,574
Gtd. Notes	6.750	03/15/34		205	223,018
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.125	01/31/30		25	23,303
Gtd. Notes, 144A	4.375	01/31/32		75	68,822
Mars, Inc.,
Sr. Unsec’d. Notes, 144A	2.375	07/16/40		1,160	808,416
Pilgrim’s Pride Corp.,
Gtd. Notes	3.500	03/01/32		50	44,291
Post Holdings, Inc.,
Gtd. Notes, 144A	6.375	03/01/33		105	104,761
Sr. Unsec’d. Notes, 144A	4.500	09/15/31		75	68,468
Smithfield Foods, Inc.,
Gtd. Notes, 144A	3.000	10/15/30		830	738,200

					3,718,293

See Notes to Financial Statements.

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Gas 0.0%

Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes	5.050%	05/15/52	75	$67,187

Healthcare-Products 0.0%

Medline Borrower LP,
Sr. Sec’d. Notes, 144A	3.875	04/01/29	125	117,107

Healthcare-Services 0.9%

Cigna Group (The),
Sr. Unsec’d. Notes	3.200	03/15/40	235	179,432
CommonSpirit Health,
Sr. Sec’d. Notes	5.205	12/01/31	545	552,953
DaVita, Inc.,
Gtd. Notes, 144A	4.625	06/01/30	325	301,480
Gtd. Notes, 144A	6.875	09/01/32	75	76,231
Elevance Health, Inc.,
Sr. Unsec’d. Notes	2.875	09/15/29	745	690,172
Laboratory Corp. of America Holdings,
Gtd. Notes	4.800	10/01/34	780	757,002
LifePoint Health, Inc.,
Gtd. Notes, 144A	5.375	01/15/29	200	178,444
Presbyterian Healthcare Services,
Unsec’d. Notes	4.875	08/01/52	150	142,371
Queen’s Health Systems (The),
Sec’d. Notes	4.810	07/01/52	90	84,438
Select Medical Corp.,
Gtd. Notes, 144A	6.250	12/01/32	75	74,704
Tenet Healthcare Corp.,
Sr. Sec’d. Notes	4.375	01/15/30	50	47,035
Sr. Sec’d. Notes	6.750	05/15/31	75	76,523
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	5.200	04/15/63	455	417,810

				3,578,595

Holding Companies-Diversified 0.1%

Clue Opco LLC,
Sr. Sec’d. Notes, 144A	9.500	10/15/31	450	463,691

See Notes to Financial Statements.

PGIM Fixed Income ETFs 271

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Home Builders 0.3%

Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	4.625%	08/01/29	50	$46,850
Beazer Homes USA, Inc.,
Gtd. Notes	7.250	10/15/29	325	329,749
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A	4.875	02/15/30	75	67,875
Century Communities, Inc.,
Gtd. Notes	6.750	06/01/27	50	50,022
Forestar Group, Inc.,
Gtd. Notes, 144A	3.850	05/15/26	50	49,227
M/I Homes, Inc.,
Gtd. Notes	4.950	02/01/28	150	146,824
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Unsec’d. Notes	4.750	04/01/29	50	47,396
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.875	06/15/27	350	353,582
Tri Pointe Homes, Inc.,
Gtd. Notes	5.700	06/15/28	225	223,451

				1,314,976

Household Products/Wares 0.0%

Kronos Acquisition Holdings, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	10.750	06/30/32	150	129,000

Housewares 0.0%

Newell Brands, Inc.,
Sr. Unsec’d. Notes	6.375	05/15/30	50	49,860
Sr. Unsec’d. Notes	6.625	05/15/32	20	19,896
Scotts Miracle-Gro Co. (The),
Gtd. Notes	4.000	04/01/31	50	44,539
Gtd. Notes	4.375	02/01/32	75	67,044

				181,339

Insurance 0.5%

Acrisure LLC/Acrisure Finance, Inc.,
Sr. Unsec’d. Notes, 144A	8.250	02/01/29	250	259,195

See Notes to Financial Statements.

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Insurance (cont’d.)

Corebridge Financial, Inc.,
Sr. Unsec’d. Notes	5.750%	01/15/34	450	$466,570
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes	3.375	03/03/31	115	104,673
Sr. Unsec’d. Notes	5.625	08/16/32	135	138,684
Sr. Unsec’d. Notes	6.000	12/07/33	405	422,821
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	4.569	02/01/29	165	163,397
Lincoln National Corp.,
Sr. Unsec’d. Notes	5.852	03/15/34	320	331,610
Unum Group,
Sr. Unsec’d. Notes	6.000	06/15/54	85	87,313

				1,974,263

Internet 0.2%

Gen Digital, Inc.,
Sr. Unsec’d. Notes, 144A	6.250	04/01/33	50	50,051
Uber Technologies, Inc.,
Sr. Unsec’d. Notes	4.300	01/15/30	760	747,617

				797,668

Iron/Steel 0.1%

Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A	6.875	11/01/29	75	75,401
Gtd. Notes, 144A	7.375	05/01/33	35	35,195
Sr. Unsec’d. Notes, 144A	7.500	09/15/31	250	253,861
Mineral Resources Ltd. (Australia),
Sr. Unsec’d. Notes, 144A	9.250	10/01/28	50	51,585
Steel Dynamics, Inc.,
Sr. Unsec’d. Notes	3.450	04/15/30	120	112,893

				528,935

Leisure Time 0.3%

Carnival Corp.,
Gtd. Notes, 144A	5.750	03/01/27	150	150,375
Gtd. Notes, 144A	6.000	05/01/29	225	225,562
Sr. Sec’d. Notes, 144A	4.000	08/01/28	100	95,825

See Notes to Financial Statements.

PGIM Fixed Income ETFs 273

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Leisure Time (cont’d.)

Lindblad Expeditions LLC,
Sr. Sec’d. Notes, 144A	6.750%	02/15/27	225	$225,661
NCL Corp. Ltd.,
Gtd. Notes, 144A	5.875	03/15/26	105	105,041
Sr. Unsec’d. Notes, 144A	6.750	02/01/32	70	71,575
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes, 144A	5.500	08/31/26	100	100,125
Viking Cruises Ltd.,
Gtd. Notes, 144A	5.875	09/15/27	50	49,938
Viking Ocean Cruises Ship VII Ltd.,
Sr. Sec’d. Notes, 144A	5.625	02/15/29	50	49,125

				1,073,227

Lodging 0.5%

Boyd Gaming Corp.,
Gtd. Notes, 144A	4.750	06/15/31	170	160,026
Marriott International, Inc.,
Sr. Unsec’d. Notes	4.900	04/15/29	30	30,258
Sr. Unsec’d. Notes	5.500	04/15/37	650	652,117
Sr. Unsec’d. Notes, Series GG	3.500	10/15/32	540	484,247
MGM Resorts International,
Gtd. Notes	4.750	10/15/28	225	218,535
Gtd. Notes	6.500	04/15/32	160	161,184
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A	5.500	10/01/27	200	196,880

				1,903,247

Machinery-Diversified 0.4%

AGCO Corp.,
Gtd. Notes	5.450	03/21/27	120	121,660
Chart Industries, Inc.,
Sr. Sec’d. Notes, 144A	7.500	01/01/30	50	52,289
CNH Industrial Capital LLC,
Gtd. Notes	4.500	10/08/27	625	622,378
Gtd. Notes	5.500	01/12/29	390	400,723

See Notes to Financial Statements.

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Machinery-Diversified (cont’d.)

Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A	11.500%	09/01/28	175	$185,678

Westinghouse Air Brake Technologies Corp.,
Gtd. Notes	4.700	09/15/28	140	139,507

				1,522,235

Media 0.7%

CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes	4.500	05/01/32	50	44,035

Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	3.900	06/01/52	400	265,445

Cox Communications, Inc.,
Gtd. Notes, 144A	5.450	09/15/28	525	535,674
Sr. Unsec’d. Notes, 144A	2.600	06/15/31	535	460,008

DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29	50	33,667
Gtd. Notes	7.375	07/01/28	25	18,475
Gtd. Notes	7.750	07/01/26	50	44,564

DISH Network Corp.,
Sr. Sec’d. Notes, 144A	11.750	11/15/27	250	263,874

FactSet Research Systems, Inc.,
Sr. Unsec’d. Notes	3.450	03/01/32	790	708,720

Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A	8.000	08/15/28	80	81,365

Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes	4.250	01/15/30	GBP 306	338,974

				2,794,801

Mining 0.6%

First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A	6.875	10/15/27	400	401,000

Hecla Mining Co.,
Gtd. Notes	7.250	02/15/28	25	25,321

Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT (Indonesia),
Sr. Unsec’d. Notes	4.750	05/15/25	200	199,750

See Notes to Financial Statements.

PGIM Fixed Income ETFs 275

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Mining (cont’d.)

Kinross Gold Corp. (Canada),
Gtd. Notes	4.500%	07/15/27	150	$149,073
Sr. Unsec’d. Notes	6.250	07/15/33	320	337,530

Newmont Corp.,
Gtd. Notes	5.875	04/01/35	580	611,700

Newmont Corp./Newcrest Finance Pty Ltd.,
Gtd. Notes	5.350	03/15/34	350	356,293

Novelis Corp.,
Gtd. Notes, 144A	3.250	11/15/26	200	193,998

				2,274,665

Miscellaneous Manufacturing 0.0%

Teledyne Technologies, Inc.,
Gtd. Notes	2.750	04/01/31	115	102,181

Office/Business Equipment 0.2%

CDW LLC/CDW Finance Corp.,
Gtd. Notes	2.670	12/01/26	140	135,030
Gtd. Notes	3.250	02/15/29	600	561,775

				696,805

Oil & Gas 1.6%

Aker BP ASA (Norway),
Gtd. Notes, 144A	3.100	07/15/31	250	220,062
Sr. Unsec’d. Notes, 144A	4.000	01/15/31	645	605,857
Sr. Unsec’d. Notes, 144A	6.000	06/13/33	250	254,800

Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	9.000	11/01/27	175	221,235
Sr. Unsec’d. Notes, 144A	8.250	12/31/28	125	127,986

Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes	5.850	02/01/35	250	253,223

Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	3.750	02/15/52	100	70,409
Sr. Unsec’d. Notes	5.400	06/15/47	760	687,183

Civitas Resources, Inc.,
Gtd. Notes, 144A	5.000	10/15/26	100	99,149
Gtd. Notes, 144A	8.375	07/01/28	25	26,033

See Notes to Financial Statements.

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)

Civitas Resources, Inc., (cont’d.)
Gtd. Notes, 144A	8.625%	11/01/30		25	$26,283
Crescent Energy Finance LLC,
Gtd. Notes, 144A	7.625	04/01/32		45	45,011
Gtd. Notes, 144A	9.250	02/15/28		40	41,858
Diamondback Energy, Inc.,
Gtd. Notes	5.400	04/18/34		230	231,165
Gtd. Notes	6.250	03/15/33		400	423,758
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes	4.625	11/02/31		489	414,623
Sr. Unsec’d. Notes	6.875	04/29/30		30	29,898
Sr. Unsec’d. Notes	7.750	02/01/32		175	172,896
Sr. Unsec’d. Notes	8.625	01/19/29		220	235,180
Sr. Unsec’d. Notes	8.875	01/13/33		100	104,445
Expand Energy Corp.,
Gtd. Notes	4.750	02/01/32		275	261,043
Gtd. Notes	5.375	02/01/29		50	49,914
Gtd. Notes, 144A	5.875	02/01/29		125	124,941
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	6.000	04/15/30		15	14,456
Sr. Unsec’d. Notes, 144A	6.250	04/15/32		75	71,833
Parkland Corp. (Canada),
Sr. Unsec’d. Notes, 144A	6.625	08/15/32		65	65,569
Permian Resources Operating LLC,
Gtd. Notes, 144A	8.000	04/15/27		75	76,837
Petrobras Global Finance BV (Brazil),
Gtd. Notes	5.375	10/01/29	GBP	160	197,175
Petroleos Mexicanos (Mexico),
Gtd. Notes	5.350	02/12/28		220	203,698
Gtd. Notes	6.500	03/13/27		200	195,920
Gtd. Notes	6.500	01/23/29		100	93,900
Gtd. Notes	6.840	01/23/30		220	201,828
Gtd. Notes, EMTN	4.875	02/21/28	EUR	230	228,601
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes	2.150	01/15/31		125	108,845

See Notes to Financial Statements.

PGIM Fixed Income ETFs 277

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)

Transocean, Inc.,
Gtd. Notes, 144A	8.250%	05/15/29	35	$34,519
Var Energi ASA (Norway),
Sr. Unsec’d. Notes, 144A	5.000	05/18/27	200	200,540

				6,420,673

Packaging & Containers 0.3%

AptarGroup, Inc.,
Sr. Unsec’d. Notes	3.600	03/15/32	140	127,853
Ball Corp.,
Gtd. Notes	2.875	08/15/30	300	263,060
Gtd. Notes	6.000	06/15/29	50	50,840
Berry Global, Inc.,
Sr. Sec’d. Notes	5.800	06/15/31	200	207,908
Clydesdale Acquisition Holdings, Inc.,
Gtd. Notes, 144A	8.750	04/15/30	125	126,926
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.,
Sr. Sec’d. Notes, 144A	4.375	10/15/28	350	351,643

				1,128,230

Pharmaceuticals 0.3%

AbbVie, Inc.,
Sr. Unsec’d. Notes	4.050	11/21/39	265	234,854
AdaptHealth LLC,
Gtd. Notes, 144A	6.125	08/01/28	125	124,408
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28	25	19,688
Gtd. Notes, 144A	5.000	02/15/29	25	17,500
Gtd. Notes, 144A	5.250	01/30/30	25	16,063
Gtd. Notes, 144A	5.250	02/15/31	25	15,375
Gtd. Notes, 144A	6.250	02/15/29	25	18,000
Gtd. Notes, 144A	7.000	01/15/28	25	20,250
Gtd. Notes, 144A	9.000	12/15/25	25	24,906
Sr. Sec’d. Notes, 144A	4.875	06/01/28	25	21,578
CVS Health Corp.,
Sr. Unsec’d. Notes	3.250	08/15/29	225	209,879

See Notes to Financial Statements.

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals (cont’d.)

Eli Lilly & Co.,
Sr. Unsec’d. Notes	5.200%	08/14/64	125	$120,872
Merck & Co., Inc.,
Sr. Unsec’d. Notes	2.900	12/10/61	55	32,918
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Unsec’d. Notes, 144A	5.125	04/30/31	200	182,296
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes	3.200	09/23/26	6	5,896
Utah Acquisition Sub, Inc.,
Gtd. Notes	3.950	06/15/26	278	274,859
Viatris, Inc.,
Gtd. Notes	3.850	06/22/40	125	95,312

				1,434,654

Pipelines 2.4%

Antero Midstream Partners LP/Antero Midstream
Finance Corp.,
Gtd. Notes, 144A	5.375	06/15/29	225	221,439
Gtd. Notes, 144A	6.625	02/01/32	60	61,464
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A	6.036	11/15/33	670	698,105
DCP Midstream Operating LP,
Gtd. Notes	5.625	07/15/27	540	550,571
Gtd. Notes, 144A	6.750	09/15/37	310	335,578
Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)	315	320,655
Sr. Unsec’d. Notes	5.000	05/15/50	220	190,954
Sr. Unsec’d. Notes	5.400	10/01/47	285	262,408
Sr. Unsec’d. Notes	6.400	12/01/30	35	37,334
Sr. Unsec’d. Notes	6.550	12/01/33	590	636,226
EnLink Midstream LLC,
Gtd. Notes, 144A	6.500	09/01/30	350	372,250
Enterprise Products Operating LLC,
Gtd. Notes	5.550	02/16/55	267	265,005
EQM Midstream Partners LP,
Sr. Unsec’d. Notes, 144A	7.500	06/01/27	25	25,617
Sr. Unsec’d. Notes, 144A	7.500	06/01/30	25	27,184
MPLX LP,
Sr. Unsec’d. Notes	1.750	03/01/26	360	349,823

See Notes to Financial Statements.

PGIM Fixed Income ETFs 279

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)

MPLX LP, (cont’d.)
Sr. Unsec’d. Notes	4.950%	03/14/52	55	$47,271
Sr. Unsec’d. Notes	5.200	03/01/47	105	94,630
Sr. Unsec’d. Notes	5.500	06/01/34	460	462,073
Sr. Unsec’d. Notes	5.500	02/15/49	55	51,433
ONEOK Partners LP,
Gtd. Notes	6.850	10/15/37	400	439,484
ONEOK, Inc.,
Gtd. Notes	4.450	09/01/49	150	120,960
Gtd. Notes	5.200	07/15/48	65	58,790
Gtd. Notes	5.700	11/01/54	590	566,565
Gtd. Notes	6.050	09/01/33	130	136,195
Tallgrass Energy Partners LP/Tallgrass Energy
Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28	75	73,621
Targa Resources Corp.,
Gtd. Notes	4.200	02/01/33	40	37,029
Gtd. Notes	5.500	02/15/35	222	222,817
Gtd. Notes	6.500	03/30/34	565	606,854
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes	4.600	03/15/48	430	371,109
Venture Global LNG, Inc.,
Jr. Sub. Notes, 144A	9.000(ff)	09/30/29(oo)	460	467,749
Western Midstream Operating LP,
Sr. Unsec’d. Notes	4.500	03/01/28	248	245,660
Sr. Unsec’d. Notes	4.650	07/01/26	150	149,849
Sr. Unsec’d. Notes	6.350	01/15/29	135	141,117
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	2.600	03/15/31	920	807,211
Sr. Unsec’d. Notes	5.150	03/15/34	255	252,649
Sr. Unsec’d. Notes	5.400	03/02/26	95	95,732

				9,803,411

Real Estate 0.1%

Five Point Operating Co. LP/Five Point Capital Corp.,
Gtd. Notes, 144A	10.500(cc)	01/15/28	275	280,961

See Notes to Financial Statements.

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Real Estate (cont’d.)

Howard Hughes Corp. (The),
Gtd. Notes, 144A	4.375%	02/01/31	50	$44,623
Gtd. Notes, 144A	5.375	08/01/28	150	145,870

				471,454

Real Estate Investment Trusts (REITs) 2.2%

Alexandria Real Estate Equities, Inc.,
Gtd. Notes	1.875	02/01/33	720	567,769
Gtd. Notes	4.750	04/15/35	30	28,799
Gtd. Notes	5.500	10/01/35	460	466,869
American Tower Corp.,
Sr. Unsec’d. Notes	3.950	03/15/29	660	639,676
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	3.900	03/15/27	700	688,238
Sr. Unsec’d. Notes	4.050	07/01/30	145	138,973
Sr. Unsec’d. Notes	5.500	02/15/34	185	187,331
Sr. Unsec’d. Notes	5.750	02/15/35	75	77,281
COPT Defense Properties LP,
Gtd. Notes	2.750	04/15/31	115	99,074
Crown Castle, Inc.,
Sr. Unsec’d. Notes	4.800	09/01/28	255	255,042
Sr. Unsec’d. Notes	5.600	06/01/29	140	143,876
Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31	75	59,447
Gtd. Notes	9.750	06/15/25	17	17,000
Sr. Unsec’d. Notes	4.750	02/15/28	25	22,287
Extra Space Storage LP,
Gtd. Notes	3.900	04/01/29	135	130,450
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes	3.250	01/15/32	55	47,976
Gtd. Notes	5.250	06/01/25	160	160,000
Gtd. Notes	5.375	04/15/26	850	852,793
Host Hotels & Resorts LP,
Sr. Unsec’d. Notes, Series H	3.375	12/15/29	800	744,093
Invitation Homes Operating Partnership LP,
Gtd. Notes	2.000	08/15/31	270	225,489
Kimco Realty OP LLC,
Gtd. Notes	4.600	02/01/33	335	325,156

See Notes to Financial Statements.

PGIM Fixed Income ETFs 281

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs) (cont’d.)

MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	3.500%	03/15/31	75	$51,365
Gtd. Notes	5.000	10/15/27	75	67,560
Sr. Sec’d. Notes, 144A	8.500	02/15/32	25	25,660
Realty Income Corp.,
Sr. Unsec’d. Notes	2.700	02/15/32	135	117,074
Sr. Unsec’d. Notes	4.700	12/15/28	270	270,569
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A	6.500	04/01/32	95	96,217
SBA Communications Corp.,
Sr. Unsec’d. Notes	3.125	02/01/29	150	137,490
Sun Communities Operating LP,
Gtd. Notes	2.300	11/01/28	155	142,769
Gtd. Notes	4.200	04/15/32	80	74,883
Gtd. Notes	5.500	01/15/29	455	464,989
Gtd. Notes	5.700	01/15/33	45	46,021
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A	10.500	02/15/28	430	459,135
VICI Properties LP,
Sr. Unsec’d. Notes	4.750	02/15/28	60	60,105
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	5.750	02/01/27	1,000	1,013,020
Welltower OP LLC,
Gtd. Notes	4.250	04/15/28	175	173,209

				9,077,685

Retail 0.4%

1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A	3.500	02/15/29	25	23,312
Sr. Sec’d. Notes, 144A	5.625	09/15/29	135	135,000
Brinker International, Inc.,
Gtd. Notes, 144A	8.250	07/15/30	75	80,153
Carvana Co.,
Sr. Sec’d. Notes, 144A, Cash coupon 9.000% or PIK 12.000%	9.000	12/01/28	64	66,813
Sr. Sec’d. Notes, 144A, Cash coupon 11.000% or PIK 13.000%	9.000	06/01/30	325	345,103

See Notes to Financial Statements.

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Retail (cont’d.)

eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	11.000%	11/30/28	EUR	100	$116,248
Sr. Sec’d. Notes, 144A	12.000	11/30/28		200	224,300
Ferguson Enterprises, Inc.,
Gtd. Notes	5.000	10/03/34		260	254,555
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Sr. Sec’d. Notes, 144A	4.625	01/15/29		75	70,919
Gap, Inc. (The),
Gtd. Notes, 144A	3.875	10/01/31		50	44,057
Lithia Motors, Inc.,
Sr. Unsec’d. Notes, 144A	3.875	06/01/29		150	139,008
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes	6.750	03/01/32		40	40,534
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes, 144A	5.000	06/01/31		50	45,822

					1,585,824

Semiconductors 0.3%

Broadcom, Inc.,
Sr. Unsec’d. Notes	4.350	02/15/30		150	147,466
Sr. Unsec’d. Notes	5.050	07/12/29		570	577,330
Sr. Unsec’d. Notes, 144A	3.137	11/15/35		205	170,829
Sr. Unsec’d. Notes, 144A	3.419	04/15/33		490	437,554

					1,333,179

Shipbuilding 0.2%

Huntington Ingalls Industries, Inc.,
Gtd. Notes	2.043	08/16/28		1,000	908,154

Software 0.2%

Fiserv, Inc.,
Sr. Unsec’d. Notes	5.375	08/21/28		130	132,841
Sr. Unsec’d. Notes	5.450	03/02/28		140	143,334

See Notes to Financial Statements.

PGIM Fixed Income ETFs 283

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Software (cont’d.)

Oracle Corp.,
Sr. Unsec’d. Notes	5.250%	02/03/32		525	$532,533

					808,708

Telecommunications 1.1%

AT&T, Inc.,
Sr. Unsec’d. Notes	2.250	02/01/32		1,000	842,821
Sr. Unsec’d. Notes	3.550	09/15/55		275	190,618
Frontier Communications Holdings LLC,
Sec’d. Notes	5.875	11/01/29		150	150,153
Sr. Sec’d. Notes, 144A	5.000	05/01/28		150	148,362
Level 3 Financing, Inc.,
Sec’d. Notes, 144A	3.875	10/15/30		225	176,922
Sec’d. Notes, 144A	4.500	04/01/30		200	165,441
Sec’d. Notes, 144A	4.875	06/15/29		175	151,912
Sec’d. Notes, 144A	10.000	10/15/32		325	325,219
Sr. Sec’d. Notes, 144A	11.000	11/15/29		500	567,021
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes	2.750	05/24/31		1,060	937,462
TalkTalk Telecom Group Ltd. (United Kingdom),
Sec’d. Notes, 144A, Cash coupon N/A or PIK N/A	11.750	03/01/28	GBP	75	27,287
Sr. Sec’d. Notes, 144A, Cash coupon N/A or PIK N/A	8.250	09/01/27	GBP	127	132,601
T-Mobile USA, Inc.,
Gtd. Notes	2.550	02/15/31		450	395,858
Gtd. Notes	3.750	04/15/27		45	44,281
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	3.150	03/22/30		235	218,506
Windstream Services LLC/Windstream Escrow Finance Corp.,
Sr. Sec’d. Notes, 144A	8.250	10/01/31		45	46,538
Zegona Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	6.750	07/15/29	EUR	175	192,919

					4,713,921

Transportation 0.1%

RXO, Inc.,
Gtd. Notes, 144A	7.500	11/15/27		275	282,693

See Notes to Financial Statements.

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Transportation (cont’d.)

Star Leasing Co. LLC,
Sec’d. Notes, 144A	7.625%	02/15/30	55	$55,707
XPO, Inc.,
Sr. Sec’d. Notes, 144A	6.250	06/01/28	100	101,411

				439,811

Trucking & Leasing 0.2%

Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A	5.250	07/01/29	400	405,855
Sr. Unsec’d. Notes, 144A	5.750	05/24/26	300	303,788

				709,643

TOTAL CORPORATE BONDS
(cost $122,961,032)				123,086,213

FLOATING RATE AND OTHER LOANS 0.4%

Auto Parts & Equipment 0.2%

Clarios Global LP,
Amendment No. 6 Dollar Term Loan, 1 Month SOFR + 2.750%	7.074(c)	01/15/32	100	99,687
Tenneco, Inc.,
Term A Loan, 1 Month SOFR + 4.850%	9.167(c)	11/17/28	244	239,415
Term B Loan, 3 Month SOFR + 5.100%	9.425(c)	11/17/28	355	349,626

				688,728

Computers 0.1%

Mcafee Corp.,
Refinancing Tranche B-1, 1 Month SOFR + 3.000%	7.309(c)	03/01/29	249	247,705

Holding Companies-Diversified 0.0%

Clue OpCo LLC,
Term B Loan, 3 Month SOFR + 4.500%	8.791(c)	12/19/30	225	220,594

See Notes to Financial Statements.

PGIM Fixed Income ETFs 285

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Internet 0.0%

Diamond Sports Net, LLC,
First Lien Exit Term Loan	12.000%	01/02/28	6	$5,849

Media 0.1%

CSC Holdings LLC,
2022 Refinancing Term Loan, 1 Month SOFR + 4.500%	8.812(c)	01/18/28	273	267,469

Pharmaceuticals 0.0%
Bausch Health Cos., Inc.,
Second Amendment Term Loan, 1 Month SOFR + 5.250%	9.674(c)	02/01/27	25	24,448

TOTAL FLOATING RATE AND OTHER LOANS
(cost $1,448,995)				1,454,793

MUNICIPAL BONDS 0.3%

California 0.1%

Regents of the University of California Medical Center Pooled Revenue,
Taxable, Revenue Bonds, Series Q	4.563	05/15/53	520	457,045

Maryland 0.1%

Maryland Economic Development Corp.,
Taxable, Revenue Bonds	5.433	05/31/56	305	305,391

Michigan 0.0%

Michigan State University,
Taxable, Revenue Bonds, Series A	4.165	08/15/2122	45	35,061
University of Michigan,
Taxable, Revenue Bonds, Series A	4.454	04/01/2122	100	83,054

				118,115

Minnesota 0.0%

University of Minnesota,
Taxable, Revenue Bonds	4.048	04/01/52	95	79,493

See Notes to Financial Statements.

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

New York 0.1%
City of New York,
Taxable, General Obligation Unlimited, Series D-1	5.094%	10/01/49	130	$127,951
Taxable, General Obligation Unlimited, Series D-1	5.114	10/01/54	195	192,125

				320,076

TOTAL MUNICIPAL BONDS (cost $1,333,635)				1,280,120

RESIDENTIAL MORTGAGE-BACKED SECURITIES 3.3%
ATLX Trust,
Series 2024-RPL02, Class A1, 144A	3.850	04/25/63	779	747,711
Bellemeade Re Ltd.,
Series 2024-01, Class M1A, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 2.200%)	6.502(c)	08/25/34	250	250,818
CIM Trust,
Series 2025-I01, Class A1, 144A	5.655	10/25/69	486	488,747
Citigroup Mortgage Loan Trust,
Series 2022-A, Class A1, 144A	6.170	09/25/62	80	79,902
COLT Mortgage Loan Trust,
Series 2025-INV02, Class A1, 144A	5.601	02/25/70	500	501,813
Connecticut Avenue Securities Trust,
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)	10.602(c)	03/25/42	15	16,459
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)	9.602(c)	03/25/42	20	21,513
Series 2023-R05, Class 1M2, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 3.100%)	7.453(c)	06/25/43	100	105,313
Credit Suisse Mortgage Trust,
Series 2022-RPL04, Class A1, 144A	3.904(cc)	04/25/62	78	75,139
Cross Mortgage Trust,
Series 2025-H02, Class A1, 144A	5.356(cc)	03/25/70	600	599,989
EFMT,
Series 2024-CES01, Class A1, 144A	5.522	01/26/60	591	593,713
Series 2025-CES01, Class A1A, 144A	5.726	01/25/60	400	403,169

See Notes to Financial Statements.

PGIM Fixed Income ETFs 287

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2021-DNA06, Class M2, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)	5.852%(c)	10/25/41		199	$200,434
Series 2022-DNA02, Class M1B, 144A, 30 Day Average SOFR + 2.400% (Cap N/A, Floor 0.000%)	6.752(c)	02/25/42		100	102,434
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)	7.252(c)	04/25/42		310	321,767
Series 2022-DNA06, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 0.000%)	8.052(c)	09/25/42		600	637,442
Series 2025-DNA01, Class M2, 144A, 30 Day Average SOFR + 1.350% (Cap N/A, Floor 0.000%)	5.702(c)	01/25/45		600	599,845
JPMorgan Mortgage Trust,
Series 2025-CES01, Class A1, 144A	5.666(cc)	05/25/55		393	395,727
Kinbane DAC (Ireland),
Series 2024-RPL02A, Class A, 144A, 1 Month EURIBOR + 1.100% (Cap N/A, Floor 0.000%)	3.753(c)	01/24/63	EUR	192	199,217
LHOME Mortgage Trust,
Series 2024-RTL04, Class A1, 144A	5.921	07/25/39		250	251,973
Series 2025-RTL01, Class A1, 144A	5.652	01/25/40		500	503,104
Lugo Funding DAC (Spain),
Series 2024-01A, Class A, 144A, 3 Month EURIBOR + 1.000% (Cap N/A, Floor 0.000%)	3.992(c)	05/26/66	EUR	385	398,002
PMT Credit Risk Transfer Trust,
Series 2024-01R, Class A, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	7.852(c)	05/25/33		732	742,687
Series 2024-02R, Class A, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	7.703(c)	03/29/27		368	372,680
Series 2024-03R, Class A, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	7.453(c)	09/27/28		471	472,472
PRET Trust,
Series 2024-RPL02, Class A1, 144A	4.075(cc)	06/25/64		283	268,353
Series 2025-NPL01, Class A1, 144A	6.063	02/25/55		695	697,496
PRPM LLC,
Series 2024-RCF06, Class A1, 144A	4.000	10/25/54		558	541,947

See Notes to Financial Statements.

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Radnor Re Ltd.,
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)	7.052%(c)	07/25/33		109	$109,330
RCKT Mortgage Trust,
Series 2024-CES05, Class A1A, 144A	5.846	08/25/44		226	227,888
Series 2024-CES07, Class A1A, 144A	5.158	10/25/44		373	373,166
Series 2024-CES09, Class A1A, 144A	5.582	12/25/44		391	393,979
Series 2025-CES01, Class A1A, 144A	5.653	01/25/45		395	398,651
Series 2025-CES02, Class A1A, 144A	5.503	02/25/55		600	602,416
Towd Point Mortgage Trust,
Series 2024-CES06, Class A1, 144A	5.725	11/25/64		385	388,423
Series 2025-CRM01, Class A1, 144A	5.799	01/25/65		495	497,320

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $13,476,100)					13,581,039

SOVEREIGN BONDS 0.9%
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes	5.333	02/15/28		60	59,608
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes, 144A	5.500	02/22/29		470	461,481
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	1.100	03/12/33	EUR	100	85,517
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes	4.875	01/30/32	EUR	126	116,574
Sr. Unsec’d. Notes	5.250	03/22/30	EUR	210	209,130
Sr. Unsec’d. Notes	5.875	10/17/31	EUR	726	716,637
Republic of South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes	5.875	09/16/25		200	200,000
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, EMTN	1.750	07/13/30	EUR	160	140,748
Sr. Unsec’d. Notes, EMTN	5.500	09/18/28	EUR	170	183,259
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes	1.500	06/26/29	EUR	386	360,395
Sr. Unsec’d. Notes	3.125	05/15/27	EUR	400	411,131
Sr. Unsec’d. Notes, 144A	1.500	06/26/29	EUR	140	130,713

See Notes to Financial Statements.

PGIM Fixed Income ETFs 289

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

SOVEREIGN BONDS (Continued)

Serbia International Bond (Serbia), (cont’d.)
Sr. Unsec’d. Notes, 144A	3.125%	05/15/27	EUR	309	$317,599
Sr. Unsec’d. Notes, 144A	6.250	05/26/28		200	204,600

TOTAL SOVEREIGN BONDS (cost $3,675,965)					3,597,392

U.S. GOVERNMENT AGENCY OBLIGATIONS 19.0%

Federal Home Loan Mortgage Corp.	2.000	11/01/50		477	385,324

Federal Home Loan Mortgage Corp.	2.000	03/01/51		479	385,995

Federal Home Loan Mortgage Corp.	2.000	04/01/51		240	192,805

Federal Home Loan Mortgage Corp.	2.000	05/01/51		1,173	943,604

Federal Home Loan Mortgage Corp.	2.500	08/01/50		478	403,472

Federal Home Loan Mortgage Corp.	2.500	01/01/51		477	401,144

Federal Home Loan Mortgage Corp.	2.500	03/01/51		515	432,597

Federal Home Loan Mortgage Corp.	2.500	04/01/51		434	363,991

Federal Home Loan Mortgage Corp.	2.500	05/01/51		1,000	836,588

Federal Home Loan Mortgage Corp.	2.500	07/01/51		1,435	1,200,098

Federal Home Loan Mortgage Corp.	2.500	08/01/51		2,787	2,364,924

Federal Home Loan Mortgage Corp.	2.500	01/01/52		470	400,009

Federal Home Loan Mortgage Corp.	3.000	01/01/52		399	348,511

Federal Home Loan Mortgage Corp.	3.000	01/01/52		1,096	969,872

Federal Home Loan Mortgage Corp.	3.000	02/01/52		399	348,338

Federal Home Loan Mortgage Corp.	3.000	03/01/52		185	163,723

Federal Home Loan Mortgage Corp.	3.000	03/01/52		529	467,698

Federal Home Loan Mortgage Corp.	3.000	03/01/52		1,346	1,175,765

Federal Home Loan Mortgage Corp.	3.000	06/01/52		509	449,572

Federal Home Loan Mortgage Corp.	3.000	06/01/52		937	829,008

Federal Home Loan Mortgage Corp.	3.500	08/01/43		406	381,437

Federal Home Loan Mortgage Corp.	3.500	02/01/52		571	520,630

Federal Home Loan Mortgage Corp.(k)	3.500	05/01/52		3,484	3,165,653

Federal Home Loan Mortgage Corp.	4.000	05/01/52		469	440,763

Federal Home Loan Mortgage Corp.	4.000	06/01/52		210	196,921

Federal Home Loan Mortgage Corp.	4.500	06/01/52		2,194	2,118,680

Federal Home Loan Mortgage Corp.	5.500	10/01/52		666	671,535

Federal Home Loan Mortgage Corp.	5.500	12/01/52		828	834,980

Federal Home Loan Mortgage Corp.	6.000	08/01/52		95	97,280

Federal Home Loan Mortgage Corp.	6.000	04/01/53		437	447,302

Federal Home Loan Mortgage Corp.	6.000	12/01/54		938	953,890

Federal National Mortgage Assoc.	1.500	05/01/36		658	579,888

Federal National Mortgage Assoc.	1.500	12/01/50		410	312,574

Federal National Mortgage Assoc.	1.500	01/01/51		561	427,572

See Notes to Financial Statements.

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)

Federal National Mortgage Assoc.	1.500%	02/01/51	697	$530,660

Federal National Mortgage Assoc.	1.500	03/01/51	1,189	904,616

Federal National Mortgage Assoc.	2.000	TBA	4,500	3,599,128

Federal National Mortgage Assoc.	2.000	11/01/50	835	673,934

Federal National Mortgage Assoc.	2.000	01/01/51	3,000	2,417,256

Federal National Mortgage Assoc.	2.000	04/01/51	2,180	1,753,605

Federal National Mortgage Assoc.	2.000	11/01/51	526	422,980

Federal National Mortgage Assoc.(tt)	2.500	TBA	1,000	835,706

Federal National Mortgage Assoc.	2.500	TBA	1,500	1,254,086

Federal National Mortgage Assoc.	2.500	12/01/49	325	274,952

Federal National Mortgage Assoc.	2.500	02/01/50	134	113,401

Federal National Mortgage Assoc.	2.500	01/01/51	276	232,786

Federal National Mortgage Assoc.	2.500	07/01/51	688	578,516

Federal National Mortgage Assoc.	2.500	11/01/51	473	396,013

Federal National Mortgage Assoc.	2.500	01/01/52	466	391,111

Federal National Mortgage Assoc.	2.500	04/01/52	984	823,740

Federal National Mortgage Assoc.	3.000	TBA	1,000	871,250

Federal National Mortgage Assoc.	3.000	12/01/51	388	340,207

Federal National Mortgage Assoc.	3.000	01/01/52	187	163,881

Federal National Mortgage Assoc.	3.000	02/01/52	899	785,583

Federal National Mortgage Assoc.	3.000	02/01/52	1,279	1,121,481

Federal National Mortgage Assoc.	3.000	03/01/52	1,371	1,197,687

Federal National Mortgage Assoc.	3.000	04/01/52	345	300,714

Federal National Mortgage Assoc.	3.000	04/01/52	498	435,277

Federal National Mortgage Assoc.	3.500	TBA	500	453,447

Federal National Mortgage Assoc.	3.500	07/01/51	498	455,455

Federal National Mortgage Assoc.	3.500	02/01/52	1,708	1,561,493

Federal National Mortgage Assoc.	3.500	05/01/52	906	822,949

Federal National Mortgage Assoc.	3.500	06/01/52	402	367,071

Federal National Mortgage Assoc.	4.000	05/01/52	1,414	1,328,321

Federal National Mortgage Assoc.	4.000	06/01/52	1,579	1,483,679

Federal National Mortgage Assoc.	4.500	06/01/52	1,241	1,198,372

Federal National Mortgage Assoc.	5.000	TBA	2,500	2,459,198

Federal National Mortgage Assoc.	5.000	06/01/52	190	187,395

Federal National Mortgage Assoc.	5.000	07/01/52	623	615,044

Federal National Mortgage Assoc.	5.000	08/01/52	354	349,760

Federal National Mortgage Assoc.	5.500	11/01/52	2,268	2,292,742

Federal National Mortgage Assoc.	5.500	12/01/52	463	467,322

Federal National Mortgage Assoc.	6.000	TBA	4,000	4,065,349

Federal National Mortgage Assoc.	6.000	11/01/52	85	87,392

Federal National Mortgage Assoc.	6.000	12/01/52	352	360,642

Federal National Mortgage Assoc.	6.000	12/01/54	589	598,960

See Notes to Financial Statements.

PGIM Fixed Income ETFs 291

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)

Federal National Mortgage Assoc.	6.500%	TBA	500	$515,047

Government National Mortgage Assoc.	2.000	10/20/50	1,210	994,295

Government National Mortgage Assoc.	2.000	01/20/51	465	382,291

Government National Mortgage Assoc.	2.000	02/20/51	491	403,436

Government National Mortgage Assoc.	2.500	04/20/51	471	404,504

Government National Mortgage Assoc.	2.500	09/20/51	1,785	1,530,482

Government National Mortgage Assoc.	3.000	08/20/51	1,022	909,961

Government National Mortgage Assoc.	3.000	11/20/51	246	219,047

Government National Mortgage Assoc.	3.000	12/20/51	485	431,401

Government National Mortgage Assoc.	3.500	08/20/50	160	147,467

Government National Mortgage Assoc.	3.500	12/20/51	1,574	1,450,408

Government National Mortgage Assoc.	3.500	03/20/52	874	804,838

Government National Mortgage Assoc.	3.500	04/20/52	548	504,785

Government National Mortgage Assoc.	4.000	01/20/50	467	442,794

Government National Mortgage Assoc.	4.000	06/20/52	1,472	1,389,468

Government National Mortgage Assoc.	4.500	08/20/52	818	790,661

Government National Mortgage Assoc.	5.000	09/20/52	428	423,326

Government National Mortgage Assoc.	5.500	09/20/52	184	185,688

Government National Mortgage Assoc.	6.000	TBA	1,000	1,013,498

Government National Mortgage Assoc.	6.000	09/20/52	462	471,714

Government National Mortgage Assoc.	6.000	02/20/53	413	420,931

Government National Mortgage Assoc.	6.000	10/20/54	182	184,812

Government National Mortgage Assoc.	6.500	TBA	500	510,117

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $77,752,120)				78,316,275

U.S. TREASURY OBLIGATIONS 10.1%

U.S. Treasury Bonds	1.625	11/15/50	5,165	2,860,926

U.S. Treasury Bonds	1.875	11/15/51	7,425	4,350,586

U.S. Treasury Bonds	2.000	11/15/41	2,110	1,491,506

U.S. Treasury Bonds	2.375	11/15/49	5,775	3,876,469

U.S. Treasury Bonds	2.375	05/15/51	525	349,207

U.S. Treasury Bonds	3.000	11/15/44	4,030	3,208,258

U.S. Treasury Bonds(k)	3.000	02/15/49	11,145	8,543,339

U.S. Treasury Bonds	3.875	05/15/43	700	644,219

U.S. Treasury Bonds	4.125	08/15/44	2,815	2,662,814

U.S. Treasury Bonds	4.125	08/15/53	675	632,918

U.S. Treasury Bonds	4.750	11/15/43	1,305	1,344,150

U.S. Treasury Notes	1.250	08/15/31	4,000	3,359,688

U.S. Treasury Notes	3.875	08/15/33	4,010	3,928,547

U.S. Treasury Strips Coupon	0.000(s)	11/15/45	55	20,704

See Notes to Financial Statements.

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Strips Coupon(k)	3.026%(s)	11/15/41	2,305	$1,057,509
U.S. Treasury Strips Coupon	4.374(s)	08/15/43	165	69,074
U.S. Treasury Strips Coupon	4.396(s)	02/15/43	60	25,739
U.S. Treasury Strips Coupon	4.634(s)	02/15/42	720	325,462
U.S. Treasury Strips Coupon	4.648(s)	08/15/40	595	291,411
U.S. Treasury Strips Coupon	4.686(s)	02/15/41	730	348,689
U.S. Treasury Strips Coupon	4.736(s)	11/15/43	1,820	753,238
U.S. Treasury Strips Coupon	4.908(s)	05/15/42	1,210	540,813
U.S. Treasury Strips Coupon(k)	5.349(s)	05/15/40	2,080	1,033,338

TOTAL U.S. TREASURY OBLIGATIONS (cost $42,427,726)				41,718,604

			Shares

AFFILIATED EXCHANGE-TRADED FUND 5.0%

PGIM AAA CLO ETF (cost $20,460,072)(wa)			398,931	20,525,000

COMMON STOCK 0.0%

Interactive Media & Services

Diamond Sports Group, LLC* (cost $2,662)			1,016	19,336

			Units

WARRANTS* 0.0%

Interactive Media & Services

Diamond Sports Group, LLC, expiring 06/30/26 (cost $0)			1,899	1,312

TOTAL LONG-TERM INVESTMENTS (cost $411,750,862)				412,500,146

See Notes to Financial Statements.

PGIM Fixed Income ETFs 293

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Shares	Value

SHORT-TERM INVESTMENTS 5.0%

AFFILIATED MUTUAL FUND 5.0%
PGIM Core Government Money Market Fund (7-day effective yield 4.497%) (cost $ 20,625,952)(wa)	20,625,952	$20,625,952

OPTIONS PURCHASED*~ 0.0% (cost $ 25,504)		42,963

TOTAL SHORT-TERM INVESTMENTS (cost $ 20,651,456)		20,668,915

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 105.3% (cost $ 432,402,318)		433,169,061

OPTIONS WRITTEN*~ (0.0)% (premiums received $ 77,053)		(66,758)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 105.3% (cost $ 432,325,265)		433,102,303
Liabilities in excess of other assets(z) (5.3)%		(21,893,170)

NET ASSETS 100.0%		$411,209,133

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at February 28, 2025.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of February 28, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $1,000,000 is 0.2% of net assets.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

See Notes to Financial Statements.

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Forward Commitment Contracts:

U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.	4.000%	TBA	04/14/25	$(500)	$(468,569)
Federal National Mortgage Assoc.	4.500%	TBA	04/14/25	(500)	(481,132)

TOTAL FORWARD COMMITMENT CONTRACTS
(proceeds receivable $938,789)					$(949,701)

Options Purchased:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs BRL	Call	CITI	03/25/25	6.80	—	245	$58
Currency Option USD vs CNH	Call	JPM	05/08/25	7.20	—	392	5,420
Currency Option USD vs COP	Call	HSBC	03/14/25	4,900.00	—	240	2
Currency Option USD vs IDR	Call	JPM	04/22/25	18,400.00	—	242	48
Currency Option USD vs INR	Call	JPM	01/08/26	91.00	—	1,260	11,933
Currency Option USD vs INR	Call	JPM	01/08/26	91.00	—	668	6,327
Currency Option USD vs MXN	Call	MSI	03/12/25	24.00	—	240	5
Currency Option USD vs TRY	Call	GSI	03/12/25	50.00	—	240	19
Currency Option USD vs TRY	Call	JPM	03/12/25	50.00	—	240	19
Currency Option USD vs BRL	Put	CITI	04/01/25	5.15	—	240	3
Currency Option USD vs BRL	Put	MSI	04/01/25	5.15	—	361	4
Currency Option USD vs BRL	Put	MSI	04/01/25	5.15	—	149	2
Currency Option USD vs CNH	Put	DB	05/08/25	6.00	—	392	—
Currency Option USD vs COP	Put	MSI	04/10/25	3,500.00	—	241	2
Currency Option USD vs IDR	Put	JPM	04/22/25	16,200.00	—	242	741
Currency Option USD vs INR	Put	JPM	01/08/26	75.00	—	1,260	66
Currency Option USD vs INR	Put	JPM	01/08/26	75.00	—	668	35
Currency Option USD vs ZAR	Put	JPM	03/27/25	16.75	—	248	2

Total OTC Traded (cost $22,278)							$24,686

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive		Pay	Notional Amount (000)#	Value
2-Year Interest Rate Swap, 03/10/27	Call	CITI	03/06/25	3.55%	3.55	%(A)	1 Day SOFR(A)/ 4.390%	3,085	$72
3-Year Interest Rate Swap, 03/27/28	Call	CITI	03/25/25	3.58%	3.58	%(A)	1 Day SOFR(A)/ 4.390%	1,125	1,585

See Notes to Financial Statements.

PGIM Fixed Income ETFs 295

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Options Purchased (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay		Notional Amount (000)#	Value
2-Year Interest Rate Swap, 03/25/27	Put	JPM	03/21/25	4.10%	1 Day SOFR(A)/ 4.390%	4.10	%(A)	2,465	$522
5-Year Interest Rate Swap, 08/25/30	Put	JPM	08/21/25	4.21%	1 Day SOFR(A)/ 4.390%	4.21	%(A)	1,075	5,141
7-Year Interest Rate Swap, 05/14/32	Put	JPM	05/12/25	4.30%	1 Day SOFR(A)/ 4.390%	4.30	%(A)	1,565	2,991
10-Year Interest Rate Swap, 05/23/35	Put	CITI	05/21/25	4.10%	1 Day SOFR(A)/ 4.390%	4.10	%(A)	970	6,317
10-Year Interest Rate Swap, 05/23/35	Put	CITI	05/21/25	4.50%	1 Day SOFR(A)/ 4.390%	4.50	%(A)	970	1,649

Total OTC Swaptions (cost $3,226)									$18,277

Total Options Purchased (cost $25,504)									$42,963

Options Written:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs BRL	Call	CITI	03/25/25	5.90	—	245	$(4,257)
Currency Option USD vs CNH	Call	JPM	05/08/25	7.45	—	392	(746)
Currency Option USD vs COP	Call	HSBC	03/14/25	4,300.00	—	240	(499)
Currency Option USD vs IDR	Call	JPM	04/22/25	16,400.00	—	242	(4,318)
Currency Option USD vs MXN	Call	MSI	03/12/25	21.00	—	240	(944)
Currency Option USD vs TRY	Call	GSI	03/12/25	37.00	—	240	(1,038)
Currency Option USD vs TRY	Call	JPM	03/12/25	37.00	—	240	(1,038)
Currency Option USD vs BRL	Put	CITI	04/01/25	6.00	—	240	(4,974)
Currency Option USD vs BRL	Put	MSI	04/01/25	6.00	—	361	(7,481)
Currency Option USD vs BRL	Put	MSI	04/01/25	6.00	—	149	(3,088)
Currency Option USD vs COP	Put	MSI	04/10/25	4,300.00	—	241	(8,971)
Currency Option USD vs INR	Put	JPM	01/08/26	87.00	—	1,260	(6,800)
Currency Option USD vs INR	Put	JPM	01/08/26	87.00	—	668	(3,605)
Currency Option USD vs ZAR	Put	JPM	03/27/25	18.30	—	248	(943)

Total OTC Traded (premiums received $75,633)							$(48,702)

See Notes to Financial Statements.

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Options Written (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
2-Year Interest Rate Swap, 03/10/27	Call	CITI	03/06/25	3.29%	1 Day SOFR(A)/ 4.390%	3.29%(A)	6,170	$ (1)
3-Year Interest Rate Swap, 03/27/28	Call	CITI	03/25/25	3.73%	1 Day SOFR(A)/ 4.390%	3.73%(A)	1,125	(3,228)
2-Year Interest Rate Swap, 03/25/27	Put	JPM	03/21/25	4.20%	4.20%(A)	1 Day SOFR(A)/ 4.390%	2,465	(182)
2-Year Interest Rate Swap, 03/25/27	Put	JPM	03/21/25	4.30%	4.30%(A)	1 Day SOFR(A)/ 4.390%	2,465	(55)
5-Year Interest Rate Swap, 08/25/30	Put	JPM	08/21/25	4.53%	4.53%(A)	1 Day SOFR(A)/ 4.390%	2,150	(5,198)
7-Year Interest Rate Swap, 05/14/32	Put	JPM	05/12/25	4.50%	4.50%(A)	1 Day SOFR(A)/ 4.390%	3,095	(2,828)
10-Year Interest Rate Swap, 05/23/35	Put	CITI	05/21/25	4.30%	4.30%(A)	1 Day SOFR(A)/ 4.390%	1,940	(6,564)

Total OTC Swaptions (premiums received $1,420)								$(18,056)

Total Options Written (premiums received $77,053)								$(66,758)

Futures contracts outstanding at February 28, 2025:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
249	2 Year U.S. Treasury Notes	Jun. 2025	$51,535,219	$223,658
165	5 Year U.S. Treasury Notes	Jun. 2025	17,809,687	202,365
119	10 Year U.S. Ultra Treasury Notes	Jun. 2025	13,595,750	193,465
154	10 Year U.S. Treasury Notes	Jun. 2025	17,108,438	232,268
228	20 Year U.S. Treasury Bonds	Jun. 2025	26,925,375	761,665

				1,613,421

Short Positions:
13	5 Year Euro-Bobl	Jun. 2025	1,603,567	1

See Notes to Financial Statements.

PGIM Fixed Income ETFs 297

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Futures contracts outstanding at February 28, 2025 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
3	10 Year Euro-Bund	Jun. 2025	$ 411,724	$ 184
7	30 Year U.S. Ultra Treasury Bonds	Jun. 2025	868,875	(30,753)

				(30,568)

				$1,582,853

Forward foreign currency exchange contracts outstanding at February 28, 2025:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 03/06/25	GSI	BRL	4,800	$811,977	$814,074	$2,097	$—
Expiring 04/02/25	GSI	BRL	4,827	836,800	813,494	—	(23,306)
Expiring 04/02/25	MSI	BRL	1,840	317,000	310,113	—	(6,887)
Chilean Peso,
Expiring 03/19/25	BARC	CLP	112,928	120,000	117,606	—	(2,394)
Expiring 03/19/25	MSI	CLP	290,971	291,000	303,023	12,023	—
Chinese Renminbi,
Expiring 03/19/25	GSI	CNH	4,239	584,033	581,772	—	(2,261)
Colombian Peso,
Expiring 03/19/25	CITI	COP	1,101,647	247,133	264,519	17,386	—
Expiring 03/19/25	TD	COP	692,410	160,920	166,256	5,336	—
Expiring 03/19/25	TD	COP	587,539	137,080	141,075	3,995	—
Czech Koruna,
Expiring 04/22/25	BARC	CZK	6,608	275,000	273,518	—	(1,482)
Euro,
Expiring 04/22/25	CITI	EUR	226	235,729	235,112	—	(617)
Expiring 04/22/25	CITI	EUR	224	233,737	233,031	—	(706)
Expiring 04/22/25	CITI	EUR	215	224,000	224,154	154	—
Expiring 04/22/25	CITI	EUR	215	224,000	223,452	—	(548)
Expiring 04/22/25	CITI	EUR	116	119,635	120,677	1,042	—
Expiring 04/22/25	MSI	EUR	114	118,558	118,597	39	—
Hungarian Forint,
Expiring 04/22/25	BARC	HUF	98,618	257,000	253,155	—	(3,845)
Indian Rupee,
Expiring 03/19/25	BOA	INR	37,711	443,000	430,401	—	(12,599)
Expiring 03/19/25	BOA	INR	32,363	380,000	369,364	—	(10,636)
Expiring 03/19/25	CITI	INR	87,862	1,028,643	1,002,763	—	(25,880)

See Notes to Financial Statements.

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Forward foreign currency exchange contracts outstanding at February 28, 2025 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 03/19/25	CITI	INR	29,561	$346,000	$337,382	$—	$(8,618)
Expiring 03/19/25	JPM	INR	58,149	668,000	663,658	—	(4,342)
Indonesian Rupiah,
Expiring 03/19/25	BNP	IDR	4,247,775	261,000	256,298	—	(4,702)
Expiring 03/19/25	CITI	IDR	3,887,698	240,000	234,572	—	(5,428)
Expiring 03/19/25	JPM	IDR	16,031,016	1,005,458	967,264	—	(38,194)
Expiring 03/19/25	MSI	IDR	3,892,975	239,000	234,890	—	(4,110)
Expiring 04/24/25	CITI	IDR	3,031,428	186,000	182,734	—	(3,266)
Japanese Yen,
Expiring 04/22/25	CITI	JPY	57,376	386,000	383,598	—	(2,402)
Expiring 04/22/25	MSI	JPY	56,750	381,000	379,414	—	(1,586)
Mexican Peso,
Expiring 03/19/25	BNP	MXN	3,332	162,941	161,656	—	(1,285)
Expiring 03/19/25	DB	MXN	4,093	197,000	198,574	1,574	—
Expiring 03/19/25	JPM	MXN	2,687	130,824	130,377	—	(447)
New Taiwanese Dollar,
Expiring 03/19/25	BOA	TWD	11,910	366,000	362,172	—	(3,828)
Expiring 03/19/25	CITI	TWD	11,373	352,000	345,846	—	(6,154)
Expiring 03/19/25	CITI	TWD	11,320	345,000	344,245	—	(755)
Expiring 03/19/25	CITI	TWD	9,170	284,000	278,862	—	(5,138)
Expiring 03/19/25	MSI	TWD	10,640	324,000	323,557	—	(443)
Peruvian Nuevo Sol,
Expiring 03/19/25	CITI	PEN	1,119	299,000	303,640	4,640	—
Expiring 03/19/25	CITI	PEN	991	265,185	268,790	3,605	—
Expiring 03/19/25	CITI	PEN	654	173,000	177,346	4,346	—
Expiring 03/19/25	CITI	PEN	525	141,000	142,458	1,458	—
Expiring 03/19/25	CITI	PEN	442	120,000	119,814	—	(186)
Philippine Peso,
Expiring 03/19/25	CITI	PHP	31,406	538,000	541,309	3,309	—
Expiring 03/19/25	GSI	PHP	28,927	494,503	498,584	4,081	—
Expiring 03/19/25	JPM	PHP	10,946	187,240	188,668	1,428	—
Expiring 03/19/25	JPM	PHP	10,885	183,500	187,618	4,118	—
Expiring 03/19/25	JPM	PHP	10,852	183,500	187,051	3,551	—
Expiring 03/19/25	JPM	PHP	6,683	114,760	115,184	424	—
Polish Zloty,
Expiring 04/22/25	CITI	PLN	1,055	263,000	260,205	—	(2,795)
Expiring 04/22/25	MSI	PLN	1,207	298,000	297,889	—	(111)
Singapore Dollar,
Expiring 03/19/25	MSI	SGD	461	341,000	341,667	667	—

See Notes to Financial Statements.

PGIM Fixed Income ETFs 299

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Forward foreign currency exchange contracts outstanding at February 28, 2025 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Singapore Dollar (cont’d.),
Expiring 03/19/25	SSB	SGD	493	$368,000	$365,466	$—	$(2,534)
South African Rand,
Expiring 03/19/25	BARC	ZAR	3,770	200,250	201,162	912	—
Expiring 03/19/25	BARC	ZAR	3,089	171,902	164,853	—	(7,049)
South Korean Won,
Expiring 03/19/25	BOA	KRW	323,009	223,000	221,198	—	(1,802)
Thai Baht,
Expiring 03/19/25	BOA	THB	7,805	230,000	228,709	—	(1,291)
Expiring 03/19/25	CITI	THB	9,434	274,000	276,444	2,444	—
Expiring 03/19/25	HSBC	THB	3,867	114,000	113,312	—	(688)
Expiring 03/19/25	JPM	THB	11,033	321,000	323,310	2,310	—
Turkish Lira,
Expiring 03/12/25	BOA	TRY	5,536	149,431	150,063	632	—
Expiring 03/19/25	BARC	TRY	6,089	163,746	163,991	245	—
Expiring 03/19/25	BARC	TRY	6,089	163,847	163,990	143	—
Expiring 03/27/25	HSBC	TRY	20,086	536,733	536,978	245	—

				$19,437,065	$19,320,954	82,204	(198,315)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 03/06/25	GSI	BRL	4,800	$836,813	$814,074	$22,739	$—
British Pound,
Expiring 04/22/25	BARC	GBP	1,290	1,586,129	1,622,567	—	(36,438)
Chilean Peso,
Expiring 03/19/25	CITI	CLP	191,764	190,157	199,707	—	(9,550)
Expiring 03/19/25	CITI	CLP	137,212	134,843	142,896	—	(8,053)
Expiring 03/19/25	CITI	CLP	115,339	120,000	120,117	—	(117)
Expiring 03/19/25	TD	CLP	140,078	144,350	145,879	—	(1,529)
Chinese Renminbi,
Expiring 03/19/25	BOA	CNH	2,893	398,000	397,041	959	—
Expiring 03/19/25	BOA	CNH	2,892	400,000	396,884	3,116	—
Expiring 03/19/25	CITI	CNH	2,722	376,000	373,541	2,459	—
Expiring 03/19/25	CITI	CNH	2,243	310,000	307,908	2,092	—
Expiring 03/19/25	SSB	CNH	3,035	417,000	416,504	496	—
Expiring 03/19/25	SSB	CNH	2,743	374,000	376,456	—	(2,456)

See Notes to Financial Statements.

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Forward foreign currency exchange contracts outstanding at February 28, 2025 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Czech Koruna,
Expiring 04/22/25	HSBC	CZK	27,159	$1,101,095	$1,124,230	$—	$(23,135)
Euro,
Expiring 04/22/25	BARC	EUR	4,897	5,073,445	5,094,712	—	(21,267)
Expiring 04/22/25	CITI	EUR	226	236,511	235,113	1,398	—
Expiring 04/22/25	CITI	EUR	224	234,633	233,032	1,601	—
Expiring 04/22/25	CITI	EUR	215	224,699	223,669	1,030	—
Expiring 04/22/25	CITI	EUR	214	224,000	222,348	1,652	—
Expiring 04/22/25	CITI	EUR	116	120,038	120,677	—	(639)
Expiring 04/22/25	CITI	EUR	114	118,652	118,596	56	—
Expiring 04/22/25	GSI	EUR	459	481,000	477,166	3,834	—
Expiring 04/22/25	JPM	EUR	4,897	5,068,609	5,094,719	—	(26,110)
Expiring 04/22/25	JPM	EUR	97	100,987	100,933	54	—
Expiring 04/22/25	MSI	EUR	456	478,500	474,843	3,657	—
Expiring 04/22/25	SSB	EUR	4,897	5,021,595	5,094,719	—	(73,124)
Hungarian Forint,
Expiring 04/22/25	BARC	HUF	110,327	273,507	283,212	—	(9,705)
Indian Rupee,
Expiring 03/19/25	BOA	INR	29,096	335,000	332,073	2,927	—
Expiring 03/19/25	CITI	INR	38,232	439,000	436,342	2,658	—
Indonesian Rupiah,
Expiring 03/19/25	BOA	IDR	4,263,270	259,000	257,233	1,767	—
Expiring 03/19/25	CITI	IDR	7,791,318	477,000	470,105	6,895	—
Expiring 04/24/25	JPM	IDR	3,031,428	186,000	182,734	3,266	—
New Taiwanese Dollar,
Expiring 03/19/25	CITI	TWD	51,289	1,589,968	1,559,657	30,311	—
Expiring 03/19/25	CITI	TWD	14,292	432,000	434,602	—	(2,602)
Expiring 03/19/25	CITI	TWD	13,567	414,000	412,568	1,432	—
Expiring 03/19/25	CITI	TWD	13,033	402,000	396,317	5,683	—
Expiring 03/19/25	CITI	TWD	12,319	376,000	374,606	1,394	—
Peruvian Nuevo Sol,
Expiring 03/19/25	BOA	PEN	473	126,976	128,454	—	(1,478)
Expiring 03/19/25	CITI	PEN	1,512	399,000	410,134	—	(11,134)
Expiring 03/19/25	CITI	PEN	775	208,000	210,376	—	(2,376)
Philippine Peso,
Expiring 03/19/25	CITI	PHP	20,213	343,000	348,391	—	(5,391)
Expiring 03/19/25	HSBC	PHP	13,024	225,500	224,477	1,023	—
Expiring 03/19/25	JPM	PHP	18,999	323,000	327,467	—	(4,467)
Expiring 03/19/25	JPM	PHP	10,755	184,500	185,371	—	(871)

See Notes to Financial Statements.

PGIM Fixed Income ETFs 301

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Forward foreign currency exchange contracts outstanding at February 28, 2025 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Polish Zloty,
Expiring 04/22/25	GSI	PLN	1,875	$446,410	$462,685	$—	$(16,275)
Singapore Dollar,
Expiring 03/19/25	BARC	SGD	1,088	816,236	805,929	10,307	—
Expiring 03/19/25	CITI	SGD	409	299,000	302,730	—	(3,730)
Expiring 03/19/25	JPM	SGD	651	483,000	481,930	1,070	—
South African Rand,
Expiring 03/19/25	JPM	ZAR	4,294	228,000	229,109	—	(1,109)
South Korean Won,
Expiring 03/19/25	BOA	KRW	503,399	348,000	344,730	3,270	—
Expiring 03/19/25	CITI	KRW	457,735	312,000	313,459	—	(1,459)
Expiring 03/19/25	JPM	KRW	1,435,345	1,007,776	982,932	24,844	—
Expiring 03/19/25	JPM	KRW	290,110	206,000	198,669	7,331	—
Thai Baht,
Expiring 03/19/25	CITI	THB	29,629	870,887	868,219	2,668	—
Expiring 03/19/25	CITI	THB	11,822	349,000	346,424	2,576	—
Expiring 03/19/25	CITI	THB	9,974	294,000	292,264	1,736	—
Expiring 03/19/25	JPM	THB	12,420	363,000	363,938	—	(938)
Expiring 03/19/25	MSI	THB	3,630	105,000	106,363	—	(1,363)
Expiring 03/19/25	MSI	THB	3,614	105,000	105,909	—	(909)

				$36,997,816	$37,107,740	156,301	(266,225)

						$238,505	$(464,540)

Credit default swap agreements outstanding at February 28, 2025:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Buy Protection(1):
U.S. Treasury Notes	06/20/25	0.250%(Q)	EUR	430	$(248)	$176	$(424)	BARC

See Notes to Financial Statements.

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Credit default swap agreements outstanding at February 28, 2025 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at February 28, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Bank of America Corp.	12/20/25	1.000%(Q)	350	0.280%	$2,707	$2,030	$677	GSI
Citigroup, Inc.	12/20/25	1.000%(Q)	350	0.232%	2,841	2,058	783	GSI
Kingdom of Norway	12/20/25	—%(Q)	860	0.035%	(241)	(724)	483	BARC
Morgan Stanley	12/20/25	1.000%(Q)	350	0.234%	2,836	2,030	806	GSI
Petroleos Mexicanos	06/20/25	1.000%(Q)	140	2.582%	(401)	(580)	179	MSI
Petroleos Mexicanos	03/23/26	4.100%(M)	800	*	7,970	—	7,970	GSI
Petroleos Mexicanos	05/07/26	4.750%(M)	1,050	*	19,581	(395)	19,976	GSI
Republic of Greece	06/20/27	1.000%(Q)	95	0.272%	1,720	1,531	189	BARC
Republic of Greece	12/20/27	1.000%(Q)	70	0.315%	1,418	1,244	174	BARC
Republic of Italy	06/20/25	1.000%(Q)	450	0.082%	2,155	1,289	866	BARC
Republic of Spain	06/20/25	1.000%(Q)	255	0.060%	736	717	19	BARC
U.S. Treasury Notes	03/20/25	0.250%(Q)EUR	315	0.194%	171	29	142	BARC
UBS Group AG	03/20/25	1.000%(Q)EUR	600	0.138%	1,524	394	1,130	GSI

					$43,017	$9,623	$33,394

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at February 28, 2025(4)	Value at Trade Date	Value at February 28, 2025	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.43.V1	12/20/29	5.000%(Q)	460	3.091%	$ 35,584	$ 39,740	$ 4,156
CDX.NA.IG.43.V1	12/20/29	1.000%(Q)	44,510	0.495%	955,030	1,065,863	110,833

					$990,614	$1,105,603	$114,989

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value

See Notes to Financial Statements.

PGIM Fixed Income ETFs 303

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

See Notes to Financial Statements.

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Interest rate swap agreements outstanding at February 28, 2025:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at February 28, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
GBP 140	05/08/27	1.050%(A)	1 Day SONIA(1)(A)/ 4.455%	$(713)	$16,230	$16,943
GBP 120	05/08/32	1.150%(A)	1 Day SONIA(1)(A)/ 4.455%	5,725	30,519	24,794
1,272	03/08/25	4.946%(A)	1 Day SOFR(2)(A)/ 4.390%	—	(1,823)	(1,823)
1,696	03/09/25	5.110%(A)	1 Day SOFR(2)(A)/ 4.390%	—	427	427
30,480	05/07/25	4.321%(T)	1 Day USOIS(2)(T)/ 4.330%	—	(48)	(48)
23,875	05/17/25	5.113%(T)	1 Day SOFR(2)(T)/ 4.390%	—	55,797	55,797
5,635	08/19/25	4.395%(T)	1 Day SOFR(2)(T)/ 4.390%	271	(7,161)	(7,432)
3,000	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/ 4.390%	—	(8,755)	(8,755)
5,700	05/11/26	4.750%(A)	1 Day SOFR(2)(A)/ 4.390%	32,790	40,653	7,863
12,230	05/17/26	4.669%(A)	1 Day SOFR(1)(A)/ 4.390%	—	(64,582)	(64,582)
730	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 4.390%	70	(8,935)	(9,005)
6,640	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/ 4.390%	1,818	66,526	64,708
4,135	05/13/29	4.253%(A)	1 Day SOFR(1)(A)/ 4.390%	(3,698)	(56,934)	(53,236)
2,710	12/20/44	3.995%(A)	1 Day SOFR(2)(A)/ 4.390%	—	39,781	39,781
670	12/16/49	3.805%(A)	1 Day SOFR(2)(A)/ 4.390%	(4,789)	(3,464)	1,325
370	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 4.390%	164,066	167,485	3,419
3,540	12/14/54	3.136%(A)	1 Day SOFR(1)(A)/ 4.390%	51,729	21,191	(30,538)
590	12/16/54	3.719%(A)	1 Day SOFR(1)(A)/ 4.390%	4,557	4,222	(335)

See Notes to Financial Statements.

PGIM Fixed Income ETFs 305

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Interest rate swap agreements outstanding at February 28, 2025 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at February 28, 2025	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
2,065	12/20/54	3.825%(A)	1 Day SOFR(1)(A)/ 4.390%	$—	$(24,760)	$(24,760)
1,060	01/15/55	4.130%(A)	1 Day SOFR(1)(A)/ 4.390%	(19,417)	(71,129)	(51,712)

				$232,409	$195,240	$(37,169)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at February 28, 2025:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)

OTC Total Return Swap Agreements:
Total Return Benchmark Bond Index(T)	1 Day USOIS - 54 bps(T)/ 3.790%	JPM	03/20/25	(1,833)	$116,933	$—	$116,933
U.S. Treasury Bond(T)	1 Day USOIS +18bps(T)/ 4.510%	JPM	08/13/25	2,270	91,556	—	91,556

					$208,489	$—	$208,489

(1)

On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$11,498	$(1,699)	$241,883	$(424)

See Notes to Financial Statements.

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$—	$1,565,568
JPS	—	2,379,304

Total	$—	$3,944,872

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Automobiles	$—	$4,168,681	$—
Collateralized Loan Obligations	—	62,602,924	—
Consumer Loans	—	4,570,862	—
Credit Cards	—	1,006,424	—
Home Equity Loans	—	1,958,647	—
Other	—	2,452,121	—
Student Loan	—	377,378	—
Commercial Mortgage-Backed Securities	—	51,783,025	—
Corporate Bonds	—	123,086,213	—
Floating Rate and Other Loans	—	1,454,793	—
Municipal Bonds	—	1,280,120	—
Residential Mortgage-Backed Securities	—	13,581,039	—
Sovereign Bonds	—	3,597,392	—
U.S. Government Agency Obligations	—	78,316,275	—
U.S. Treasury Obligations	—	41,718,604	—
Affiliated Exchange-Traded Fund	20,525,000	—	—
Common Stock	—	19,336	—
Warrants	—	1,312	—

See Notes to Financial Statements.

PGIM Fixed Income ETFs 307

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Short-Term Investments
Affiliated Mutual Fund	$20,625,952	$—	$—
Options Purchased	—	42,963	—

Total	$41,150,952	$392,018,109	$—

Liabilities
Options Written	$—	$(66,758)	$—

Other Financial Instruments*
Assets
Futures Contracts	$1,613,606	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	238,505	—
Centrally Cleared Credit Default Swap Agreements	—	114,989	—
OTC Credit Default Swap Agreements	—	43,659	—
Centrally Cleared Interest Rate Swap Agreements	—	215,057	—
OTC Total Return Swap Agreements	—	208,489	—

Total	$1,613,606	$820,699	$—

Liabilities
Forward Commitment Contracts	$—	$(949,701)	$—
Futures Contracts	(30,753)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(464,540)	—
OTC Credit Default Swap Agreements	—	(890)	—
Centrally Cleared Interest Rate Swap Agreements	—	(252,226)	—

Total	$(30,753)	$(1,667,357)	$—

*

Other financial instruments are derivative instruments, with the exception of forward commitment contracts, and are not reflected in the Schedule of Investments. Futures, forwards and centrally cleared swap contracts are recorded at unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value. Forward commitment contracts are recorded at market value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of February 28, 2025 were as follows:

U.S. Government Agency Obligations	19.0%
Collateralized Loan Obligations	15.2
Commercial Mortgage-Backed Securities	12.6
U.S. Treasury Obligations	10.1
Banks	7.7
Affiliated Mutual Fund	5.0
Affiliated Exchange-Traded Fund	5.0
Residential Mortgage-Backed Securities	3.3

Pipelines	2.4%
Real Estate Investment Trusts (REITs)	2.2
Oil & Gas	1.6
Electric	1.2
Auto Manufacturers	1.2
Telecommunications	1.1
Consumer Loans	1.1
Automobiles	1.0

See Notes to Financial Statements.

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Industry Classification (continued):

Foods	0.9%
Sovereign Bonds	0.9
Healthcare-Services	0.9
Aerospace & Defense	0.8
Media	0.8
Other	0.6
Mining	0.6
Agriculture	0.5
Chemicals	0.5
Insurance	0.5
Home Equity Loans	0.5
Diversified Financial Services	0.5
Lodging	0.5
Auto Parts & Equipment	0.5
Building Materials	0.4
Commercial Services	0.4
Retail	0.4
Machinery-Diversified	0.4
Airlines	0.4
Pharmaceuticals	0.3
Semiconductors	0.3
Home Builders	0.3
Municipal Bonds	0.3
Engineering & Construction	0.3
Computers	0.3
Packaging & Containers	0.3
Leisure Time	0.3
Credit Cards	0.3
Entertainment	0.2
Shipbuilding	0.2
Software	0.2
Internet	0.2
Trucking & Leasing	0.2
Office/Business Equipment	0.2
Holding Companies-Diversified	0.1
Iron/Steel	0.1
Real Estate	0.1
Transportation	0.1
Student Loan	0.1
Distribution/Wholesale	0.1
Biotechnology	0.1
Housewares	0.0	*
Coal	0.0	*

Household Products/Wares	0.0	*%
Healthcare-Products	0.0	*
Miscellaneous Manufacturing	0.0	*
Apparel	0.0	*
Gas	0.0	*
Options Purchased	0.0	*
Beverages	0.0	*
Environmental Control	0.0	*
Interactive Media & Services	0.0	*

	105.3
Options Written	(0.0	)*
Liabilities in excess of other assets	(5.3)

	100.0%

*	Less than 0.05%

See Notes to Financial Statements.

PGIM Fixed Income ETFs 309

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of

Operations is presented in the summary below.

Fair values of derivative instruments as of February 28, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Credit contracts	Due from/to broker-variation margin swaps	$114,989	*	—	$—

Credit contracts	Premiums paid for OTC swap agreements	11,498		Premiums received for OTC swap agreements	1,699

Credit contracts	Unrealized appreciation on OTC swap agreements	33,394		Unrealized depreciation on OTC swap agreements	424

Foreign exchange contracts	Unaffiliated investments	24,686		Options written outstanding, at value	48,702

Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	238,505		Unrealized depreciation on OTC forward foreign currency exchange contracts	464,540

Interest rate contracts	Due from/to broker-variation margin futures	1,613,606	*	Due from/to broker-variation margin futures	30,753	*

Interest rate contracts	Due from/to broker-variation margin swaps	215,057	*	Due from/to broker-variation margin swaps	252,226	*

Interest rate contracts	Unaffiliated investments	18,277		Options written outstanding, at value	18,056

Interest rate contracts	Unrealized appreciation on OTC swap agreements	208,489		—	—

		$2,478,501			$816,400

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

The effects of derivative instruments on the Statement of Operations for the six months ended February 28, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps

Credit contracts	$—	$—	$—	$—	$258,513
Foreign exchange contracts	(8,413)	33,932	—	1,195,609	—
Interest rate contracts	(1,848)	19,572	(2,461,169)	—	(385,679)

Total	$(10,261)	$53,504	$(2,461,169)	$1,195,609	$(127,166)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps

Credit contracts	$—	$—	$—	$—	$(32,434)
Foreign exchange contracts	2,408	26,931	—	236,814	—
Interest rate contracts	15,051	(16,636)	1,708,364	—	302,666

Total	$17,459	$10,295	$1,708,364	$236,814	$270,232

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended February 28, 2025, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Options Purchased (1)	$ 14,391
Options Written (2)	21,339,887
Futures Contracts - Long Positions (2)	84,040,445
Futures Contracts - Short Positions (2)	2,499,956
Forward Foreign Currency Exchange Contracts - Purchased (3)	16,361,225
Forward Foreign Currency Exchange Contracts - Sold (3)	35,378,269
Cross Currency Exchange Contracts (4)	1,938
Interest Rate Swap Agreements (2)	75,521,116
Credit Default Swap Agreements - Buy Protection (2)	595,531
Credit Default Swap Agreements - Sell Protection (2)	35,640,860

See Notes to Financial Statements.

PGIM Fixed Income ETFs 311

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Derivative Contract Type	Average Volume of Derivative Activities*

Total Return Swap Agreements (2)	$ 4,816,534

*	Average volume is based on average quarter end balances for the six months ended February 28, 2025.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.
(4)	Value at Trade Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives where the legal right to set-off exists is presented in the summary below.

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BARC	$18,466	$(83,328)	$(64,862)	$—	$(64,862)
BNP	—	(5,987)	(5,987)	—	(5,987)
BOA	12,671	(31,634)	(18,963)	—	(18,963)
CITI	113,709	(126,568)	(12,859)	—	(12,859)
DB	1,574	—	1,574	—	1,574
GSI	70,624	(43,275)	27,349	—	27,349
HSBC	1,270	(24,322)	(23,052)	—	(23,052)
JPM	290,130	(102,191)	187,939	—	187,939
MSI	16,578	(36,473)	(19,895)	—	(19,895)
SSB	496	(78,114)	(77,618)	—	(77,618)
TD	9,331	(1,529)	7,802	—	7,802

	$534,849	$(533,421)	$1,428	$—	$1,428

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM Total Return Bond ETF

Statement of Assets & Liabilities (unaudited)

as of February 28, 2025

Assets

Investments at value:
Unaffiliated investments (cost $391,316,294)	$392,018,109
Affiliated investments (cost $41,086,024)	41,150,952
Foreign currency, at value (cost $781,214)	787,201
Receivable for investments sold	5,480,325
Dividends and interest receivable	2,784,739
Due from broker—variation margin futures	378,836
Unrealized appreciation on OTC swap agreements	241,883
Unrealized appreciation on OTC forward foreign currency exchange contracts	238,505
Premiums paid for OTC swap agreements	11,498
Tax reclaim receivable	8,081

Total Assets	443,100,129

Liabilities

Payable for investments purchased	30,252,941
Forward commitment contracts, at value (proceeds receivable $938,789)	949,701
Unrealized depreciation on OTC forward foreign currency exchange contracts	464,540
Management fee payable	143,521
Options written outstanding, at value (premiums received $77,053)	66,758
Due to broker—variation margin swaps	8,850
Due to broker	2,208
Premiums received for OTC swap agreements	1,699
Unrealized depreciation on OTC swap agreements	424
Due to Custodian	354

Total Liabilities	31,890,996

Net Assets	$411,209,133

Net assets were comprised of:
Common stock, at par	$9,800
Paid-in capital in excess of par	419,210,354
Total distributable earnings (loss)	(8,011,021)

Net assets, February 28, 2025	$411,209,133

Net asset value, offering price and redemption price per share.
($411,209,133 ÷ 9,800,000 shares of common stock issued and outstanding)	$41.96

See Notes to Financial Statements.

PGIM Fixed Income ETFs 313

PGIM Total Return Bond ETF

Statement of Operations (unaudited)

Six Months Ended February 28, 2025

Net Investment Income (Loss)

Income
Interest income	$8,728,866
Affiliated dividend income	383,925

Total income	9,112,791

Expenses
Management fee	821,016
Less: Fee waiver and/or expense reimbursement	(21,902)

Net expenses	799,114

Net investment income (loss)	8,313,677

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions	(933,105)
Affiliated net capital gain distributions received	5,259
Futures transactions	(2,461,169)
Forward and cross currency contract transactions	1,195,609
Options written transactions	53,504
Swap agreement transactions	(127,166)
Foreign currency transactions	(20,572)

(2,287,640)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $64,928)	(1,567,939)
Futures	1,708,364
Forward and cross currency contracts	236,814
Options written	10,295
Swap agreements	270,232
Foreign currencies	1,376

659,142

Net gain (loss) on investment and foreign currency transactions	(1,628,498)

Net Increase (Decrease) In Net Assets Resulting From Operations	$6,685,179

See Notes to Financial Statements.

PGIM Total Return Bond ETF

Statements of Changes in Net Assets (unaudited)

	Six Months Ended February 28, 2025	Year Ended August 31, 2024

Increase (Decrease) in Net Assets

Operations

Net investment income (loss)	$8,313,677	$9,053,843

Net realized gain (loss) on investment and foreign currency transactions	(2,292,899)	814,389

Affiliated net capital gain distributions received	5,259	—

Net change in unrealized appreciation (depreciation) on investments and foreign currencies	659,142	7,473,755

Net increase (decrease) in net assets resulting from operations	6,685,179	17,341,987

Dividends and Distributions

Distributions from distributable earnings	(8,207,996)	(8,478,904)

Fund share transactions

Net proceeds from shares sold (3,200,000 and 4,825,000 shares, respectively)	132,973,587	198,605,710

Cost of shares purchased (0 and 750,000 shares, respectively)	—	(31,005,125)

Net increase (decrease) in net assets from Fund share transactions	132,973,587	167,600,585

Total increase (decrease)	131,450,770	176,463,668

Net Assets:

Beginning of period	279,758,363	103,294,695

End of period	$411,209,133	$279,758,363

See Notes to Financial Statements.

PGIM Fixed Income ETFs 315

PGIM Total Return Bond ETF

Financial Highlights (unaudited)

	Six Months Ended February 28, 2025		Year Ended August 31,			December 02, 2021(a) through August 31, 2022
			2024	2023

Per Share Operating Performance(b):

Net Asset Value, Beginning of Period	$42.39		$40.91	$42.94		$50.00

Income (loss) from investment operations:

Net investment income (loss)	1.02		2.09	1.81		0.86

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.40)		1.44	(1.72	)(c)	(7.23)

Total from investment operations	0.62		3.53	0.09		(6.37)

Less Dividends and Distributions:

Dividends from net investment income	(1.05)		(2.05)	(2.12)		(0.69)

Net asset value, end of period	$41.96		$42.39	$40.91		$42.94

Total Return(d):	1.49%		8.97%	0.27%		(12.81)%

Ratios/Supplemental Data:

Net assets, end of period (000)	$411,209		$279,758	$103,295		$95,539

Average net assets (000)	$337,893		$177,863	$87,917		$67,327

Ratios to average net assets(e):

Expenses after waivers and/or expense reimbursement	0.48	%(f)	0.48%	0.49%		0.49	%(f)

Expenses before waivers and/or expense reimbursement	0.49	%(f)	0.49%	0.49%		0.49	%(f)

Net investment income (loss)	4.95	%(f)	5.09%	4.38%		2.54	%(f)

Portfolio turnover rate(g)(h)	46%		114%	194%		150%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Ultra Short Bond ETF

Schedule of Investments (unaudited)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 81.1%

ASSET-BACKED SECURITIES 21.8%

Automobiles 2.6%

AmeriCredit Automobile Receivables Trust,
Series 2023-01, Class A2A	5.840%	10/19/26	1,163	$1,163,958
ARI Fleet Lease Trust,
Series 2024-A, Class A2, 144A	5.300	11/15/32	6,130	6,166,977
Avis Budget Rental Car Funding AESOP LLC,
Series 2022-01A, Class A, 144A	3.830	08/21/28	35,000	34,426,672
Series 2022-03A, Class A, 144A	4.620	02/20/27	35,000	35,021,854
Series 2023-03A, Class A, 144A	5.440	02/22/28	20,000	20,301,522
Series 2023-07A, Class A, 144A	5.900	08/21/28	6,650	6,832,489
Enterprise Fleet Financing LLC,
Series 2022-01, Class A2, 144A	3.030	01/20/28	716	714,411
Series 2022-03, Class A2, 144A	4.380	07/20/29	262	261,704
Series 2023-01, Class A2, 144A	5.510	01/22/29	2,754	2,767,063
Series 2023-02, Class A2, 144A	5.560	04/22/30	4,707	4,740,974
Series 2023-03, Class A2, 144A	6.400	03/20/30	10,030	10,209,466
Series 2024-01, Class A2, 144A	5.230	03/20/30	5,186	5,228,668
Ford Credit Auto Owner Trust,
Series 2021-02, Class A, 144A	1.530	05/15/34	35,000	33,339,705
Ford Credit Floorplan Master Owner Trust,
Series 2023-01, Class A1, 144A	4.920	05/15/28	17,100	17,186,006
GMF Floorplan Owner Revolving Trust,
Series 2024-03A, Class A1, 144A	4.680	11/15/28	25,000	25,016,842
OneMain Direct Auto Receivables Trust,
Series 2023-01A, Class A, 144A	5.410	11/14/29	17,100	17,303,909
Toyota Auto Loan Extended Note Trust,
Series 2021-01A, Class A, 144A	1.070	02/27/34	56,600	54,757,704

				275,439,924

Collateralized Loan Obligations 18.6%

AGL CLO Ltd. (United Kingdom),
Series 2022-22A, Class A1R, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)	5.483(c)	01/20/37	50,000	50,183,470
Apidos CLO (Cayman Islands),
Series 2013-12A, Class ARR, 144A, 3 Month SOFR + 1.080% (Cap N/A, Floor 1.080%)	5.382(c)	04/15/31	5,402	5,408,431
Ares CLO Ltd. (Cayman Islands),
Series 2017-45A, Class AR, 144A, 3 Month SOFR + 1.000% (Cap N/A, Floor 1.000%)	5.302(c)	10/15/30	53,007	53,007,446

See Notes to Financial Statements.

PGIM Fixed Income ETFs 317

PGIM Ultra Short Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Ares CLO Ltd. (Cayman Islands), (cont’d.)
Series 2018-50A, Class AR, 144A, 3 Month SOFR + 1.312% (Cap N/A, Floor 1.050%)	5.614%(c)	01/15/32	9,080	$9,097,777
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2021-17A, Class AR, 144A, 3 Month SOFR + 1.060% (Cap N/A, Floor 1.060%)	5.377(c)	10/20/34	42,500	42,701,560
Atlas Static Senior Loan Fund Ltd. (Cayman Islands),
Series 2022-01A, Class AR, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	6.052(c)	07/15/30	6,204	6,212,662
Ballyrock CLO Ltd. (Cayman Islands),
Series 2020-02A, Class A1R, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 1.010%)	5.565(c)	10/20/31	18,552	18,592,957
Battalion CLO Ltd. (Cayman Islands),
Series 2015-09A, Class AR, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	5.664(c)	07/15/31	15,071	15,079,367
Series 2018-12A, Class ARR, 144A, 3 Month SOFR + 0.930% (Cap N/A, Floor 0.930%)	5.249(c)	05/17/31	49,668	49,668,327
BlueMountain CLO Ltd. (Cayman Islands),
Series 2018-22A, Class A1, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)	5.644(c)	07/15/31	7,834	7,834,307
Canyon Capital CLO Ltd. (Cayman Islands),
Series 2016-01A, Class AR, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 0.000%)	5.634(c)	07/15/31	12,797	12,807,062
Series 2017-01A, Class AR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)	5.564(c)	07/15/30	9,052	9,058,286
Carlyle CLO Ltd. (Cayman Islands),
Series C17A, Class A1AR, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)	5.579(c)	04/30/31	6,244	6,247,231
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2012-04A, Class A1R4, 144A, 3 Month SOFR + 1.120% (Cap N/A, Floor 1.120%)	5.410(c)	04/22/32	30,940	30,972,127
Series 2014-01A, Class A1R2, 144A, 3 Month SOFR + 1.232% (Cap N/A, Floor 0.970%)	5.534(c)	04/17/31	1,508	1,509,642
Series 2015-05A, Class A1R3, 144A, 3 Month SOFR + 1.100% (Cap N/A, Floor 1.100%)	5.393(c)	01/20/32	15,958	15,993,976
CarVal CLO Ltd. (Cayman Islands),
Series 2019-01A, Class AR2, 144A, 3 Month SOFR + 1.020% (Cap N/A, Floor 1.020%)	5.313(c)	04/20/32	45,217	45,216,710

See Notes to Financial Statements.

PGIM Ultra Short Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Cathedral Lake Ltd. (Cayman Islands),
Series 2021-07RA, Class AR, 144A, 3 Month SOFR + 1.180% (Cap N/A, Floor 1.180%)	5.482%(c)	01/15/32	14,608	$14,622,315
CBAM Ltd. (Cayman Islands),
Series 2018-07A, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	5.655(c)	07/20/31	6,137	6,152,557
CIFC Funding Ltd. (Cayman Islands),
Series 2013-03RA, Class A1, 144A, 3 Month SOFR + 1.242% (Cap N/A, Floor 0.980%)	5.538(c)	04/24/31	10,252	10,269,897
Series 2017-04A, Class A1R, 144A, 3 Month SOFR + 1.212% (Cap N/A, Floor 0.950%)	5.508(c)	10/24/30	12,066	12,068,555
Clover CLO LLC,
Series 2021-03A, Class AR, 144A, 3 Month SOFR + 1.070% (Cap N/A, Floor 1.070%)	5.370(c)	01/25/35	16,000	16,046,898
Columbia Cent CLO Ltd. (Cayman Islands),
Series 2020-30A, Class A1R, 144A, 3 Month SOFR + 1.280% (Cap N/A, Floor 1.280%)	5.573(c)	01/20/34	22,000	22,050,431
Elevation CLO Ltd. (Cayman Islands),
Series 2021-13A, Class A1R, 144A, 3 Month SOFR + 1.060% (Cap N/A, Floor 1.060%)	5.377(c)	07/15/34	50,000	49,999,490
Golub Capital Partners Static Ltd. (Cayman Islands),
Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.230% (Cap N/A, Floor 1.230%)	5.523(c)	04/20/33	27,082	27,096,069
Greywolf CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.440% (Cap N/A, Floor 1.440%)	5.733(c)	10/20/31	5,063	5,071,778
Highbridge Loan Management Ltd. (Cayman Islands),
Series 5A-2015, Class A1R3, 144A, 3 Month SOFR + 1.060% (Cap N/A, Floor 1.060%)	5.362(c)	10/15/30	43,673	43,694,450
HPS Loan Management Ltd. (Cayman Islands),
Series 10A-16, Class A1R3, 144A, 3 Month SOFR + 1.120% (Cap N/A, Floor 1.120%)	5.413(c)	04/20/34	50,000	50,081,795
Series 11A-17, Class AR, 144A, 3 Month SOFR + 1.282% (Cap N/A, Floor 1.020%)	5.583(c)	05/06/30	639	639,434
Series 13A-18, Class A1R, 144A, 3 Month SOFR + 1.130% (Cap N/A, Floor 1.130%)	5.432(c)	10/15/30	33,370	33,376,809
Jamestown CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)	5.493(c)	04/20/32	7,892	7,895,308

See Notes to Financial Statements.

PGIM Fixed Income ETFs 319

PGIM Ultra Short Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Jamestown CLO Ltd. (Cayman Islands), (cont’d.)
Series 2019-14A, Class A1RR, 144A, 3 Month SOFR + 1.040% (Cap N/A, Floor 1.040%)	5.356%(c)	10/20/34	40,000	$39,998,928
Jefferson Mill CLO Ltd. (Cayman Islands),
Series 2015-01A, Class ARR, 144A, 3 Month SOFR + 1.230% (Cap N/A, Floor 0.000%)	5.520(c)	10/20/31	17,240	17,275,894
KKR CLO Ltd. (Cayman Islands),
Series 11, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)	5.744(c)	01/15/31	374	374,410
Series 18, Class AR, 144A, 3 Month SOFR + 1.202% (Cap N/A, Floor 0.940%)	5.495(c)	07/18/30	3,749	3,754,033
LCM Ltd. (Cayman Islands),
Series 31A, Class AR, 144A, 3 Month SOFR + 1.280% (Cap N/A, Floor 1.280%)	5.573(c)	07/20/34	10,000	10,000,130
Series 39A, Class A1R, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)	5.642(c)	10/15/34	50,000	50,031,670
Madison Park Funding Ltd. (Cayman Islands),
Series 2015-18A, Class ARR, 144A, 3 Month SOFR + 1.202% (Cap N/A, Floor 0.940%)	5.495(c)	10/21/30	15,251	15,262,604
Series 2016-24A, Class AR2, 144A, 3 Month SOFR + 1.120% (Cap N/A, Floor 1.120%)	5.413(c)	10/20/29	4,177	4,177,116
Series 2020-45A, Class ARR, 144A, 3 Month SOFR + 1.080% (Cap N/A, Floor 1.080%)	5.382(c)	07/15/34	17,000	17,004,588
Series 2021-38A, Class X, 144A, 3 Month SOFR + 1.212% (Cap N/A, Floor 1.212%)	5.514(c)	07/17/34	1,346	1,347,582
Series 2021-48A, Class A, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.412%)	5.705(c)	04/19/33	13,981	14,015,527
MidOcean Credit CLO (Cayman Islands),
Series 2018-09A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	5.705(c)	07/20/31	2,178	2,180,164
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class ARR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)	5.551(c)	10/12/30	7,224	7,236,130
Nassau Ltd. (United Kingdom),
Series 2022-01A, Class A1R, 144A, 3 Month SOFR + 1.170% (Cap N/A, Floor 1.170%)	5.472(c)	01/15/31	15,090	15,102,548
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands),
Series 2021-40A, Class A, 144A, 3 Month SOFR + 1.322% (Cap N/A, Floor 1.060%)	5.629(c)	04/16/33	17,017	17,050,581

See Notes to Financial Statements.

PGIM Ultra Short Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Northwoods Capital Ltd. (Cayman Islands),
Series 2017-15A, Class A1RR, 144A, 3 Month SOFR + 1.050% (Cap N/A, Floor 1.050%)	5.368%(c)	06/20/34	52,000	$ 51,991,004
Series 2018-12BA, Class AR, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)	5.549(c)	06/15/31	14,152	14,181,669

OZLM Ltd. (Cayman Islands),
Series 2014-06A, Class A1T, 144A, 3 Month SOFR + 1.130% (Cap N/A, Floor 0.868%)	5.433(c)	04/17/31	9,719	9,722,940
Series 2014-09A, Class A1A4, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)	5.493(c)	10/20/31	19,854	19,851,911
Series 2016-15A, Class A1RR, 144A, 3 Month SOFR + 1.220% (Cap N/A, Floor 1.220%)	5.513(c)	04/20/33	10,905	10,915,372

Palmer Square CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1A5, 144A, 3 Month SOFR + 1.050% (Cap N/A, Floor 1.050%)	5.380(c)	05/21/34	25,000	25,030,440

Palmer Square Loan Funding Ltd. (Cayman Islands),
Series 2021-03A, Class A1, 144A, 3 Month SOFR + 1.062% (Cap N/A, Floor 1.062%)	5.355(c)	07/20/29	1,001	1,001,533
Series 2021-04A, Class A1, 144A, 3 Month SOFR + 1.062% (Cap N/A, Floor 1.062%)	5.364(c)	10/15/29	3,073	3,073,734
Series 2022-03A, Class A1AR, 144A, 3 Month SOFR + 1.100% (Cap N/A, Floor 1.100%)	5.402(c)	04/15/31	15,087	15,089,699
Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.050% (Cap N/A, Floor 1.050%)	5.352(c)	10/15/32	8,394	8,414,819
Series 2024-02A, Class A1N, 144A, 3 Month SOFR + 1.000% (Cap N/A, Floor 1.000%)	5.450(c)	01/15/33	50,000	50,051,600

Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1AR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)	5.555(c)	10/20/31	5,280	5,284,792

PPM CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	5.714(c)	07/15/31	3,545	3,547,096

Pret LLC (Cayman Islands),
Series 2020-01A, Class ARR, 144A	0.000(cc)	01/20/35	50,000	50,000,000

Regatta Funding Ltd. (Cayman Islands),
Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)	5.502(c)	01/15/33	30,000	30,054,420

See Notes to Financial Statements.

PGIM Fixed Income ETFs 321

PGIM Ultra Short Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Rockford Tower CLO Ltd. (Cayman Islands),
Series 2017-03A, Class A, 144A, 3 Month SOFR + 1.452% (Cap N/A, Floor 0.000%)	5.745%(c)	10/20/30	4,339	$4,340,336
Series 2020-01A, Class A1RR, 144A, 3 Month SOFR + 1.090% (Cap N/A, Floor 1.090%)	5.383(c)	01/20/36	60,500	60,560,185
Rockford Tower CLO Ltd.,
Series 2017-02A, Class AR, 144A, 3 Month SOFR + 1.282% (Cap N/A, Floor 1.020%)	5.584(c)	10/15/29	3,037	3,036,413
Romark CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1R, 144A, 3 Month SOFR + 1.140% (Cap N/A, Floor 1.140%)	5.440(c)	07/25/31	32,924	32,931,838
Romark WM-R Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)	5.585(c)	04/20/31	7,283	7,293,142
Saratoga Investment Corp. CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R4, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	5.593(c)	04/20/33	15,145	15,179,312
Sculptor CLO Ltd. (Cayman Islands),
Series 28A, Class AR, 144A, 3 Month SOFR + 1.060% (Cap N/A, Floor 1.060%)	5.363(c)	01/20/35	40,000	39,997,916
Shackleton CLO Ltd. (Cayman Islands),
Series 2014-05RA, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 0.262%)	5.664(c)	05/07/31	7,280	7,294,986
Series 2015-07RA, Class ARR, 144A, 3 Month SOFR + 1.100% (Cap N/A, Floor 1.100%)	5.402(c)	07/15/31	40,855	40,895,799
Silver Rock CLO Ltd. (Cayman Islands),
Series 2021-02A, Class AR, 144A	0.000(cc)	01/20/35	41,750	41,750,000
Sixth Street CLO Ltd. (Cayman Islands),
Series 2017-08A, Class A1R2, 144A, 3 Month SOFR + 1.150% (Cap N/A, Floor 1.150%)	5.443(c)	10/20/34	46,500	46,569,680
Sound Point CLO Ltd. (Cayman Islands),
Series 2014-03RA, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)	5.622(c)	10/23/31	5,930	5,948,076
Series 2018-03A, Class A1AR, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	5.600(c)	10/26/31	18,300	18,301,276
Series 2019-01A, Class ARR, 144A, 3 Month SOFR + 1.030% (Cap N/A, Floor 1.030%)	5.323(c)	01/20/32	37,990	38,027,940
Symphony CLO Ltd. (Cayman Islands),
Series 2016-18A, Class A1R3, 144A, 3 Month SOFR + 1.100% (Cap N/A, Floor 1.100%)	5.390(c)	07/23/33	30,965	30,964,675

See Notes to Financial Statements.

PGIM Ultra Short Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

TCW CLO Ltd. (Cayman Islands),
Series 2020-01A, Class A1R3, 144A, 3 Month SOFR + 1.050% (Cap N/A, Floor 0.000%)	5.343%(c)	04/20/34	25,000	$25,013,840
TIAA CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1AR, 144A, 3 Month SOFR + 1.140% (Cap N/A, Floor 1.140%)	5.433(c)	01/20/32	13,565	13,582,346
TICP CLO Ltd. (Cayman Islands),
Series 2017-07A, Class ASR2, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	5.602(c)	04/15/33	20,000	20,021,940
Trinitas CLO Ltd. (Cayman Islands),
Series 2016-04A, Class A1L2, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	5.655(c)	10/18/31	3,179	3,186,246
Series 2019-11A, Class A1RR, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)	5.492(c)	07/15/34	50,000	50,113,990
Venture CLO Ltd. (Cayman Islands),
Series 2017-28AA, Class A1RR, 144A, 3 Month SOFR + 1.110% (Cap N/A, Floor 1.110%)	5.405(c)	10/20/34	30,000	30,021,000
Series 2018-34A, Class AR, 144A, 3 Month SOFR + 1.280% (Cap N/A, Floor 1.280%)	5.582(c)	10/15/31	16,514	16,530,919
Series 2019-37A, Class A1RR, 144A, 3 Month SOFR + 1.250% (Cap N/A, Floor 1.250%)	5.552(c)	07/15/32	33,344	33,406,392
Voya CLO Ltd. (Cayman Islands),
Series 2013-02A, Class A1R, 144A, 3 Month SOFR + 1.232% (Cap N/A, Floor 0.970%)	5.532(c)	04/25/31	1,222	1,223,500
Series 2013-03A, Class A1RR, 144A, 3 Month SOFR + 1.411% (Cap N/A, Floor 1.150%)	5.701(c)	10/18/31	10,037	10,057,576
Series 2014-01A, Class AAR2, 144A, 3 Month SOFR + 1.252% (Cap N/A, Floor 0.000%)	5.545(c)	04/18/31	559	559,208
Series 2014-02A, Class A1RR, 144A, 3 Month SOFR + 1.282% (Cap N/A, Floor 1.020%)	5.584(c)	04/17/30	141	140,963
Series 2015-03A, Class A1R3, 144A, 3 Month SOFR + 1.150% (Cap N/A, Floor 1.150%)	5.440(c)	10/20/31	29,967	29,998,232
Series 2016-01A, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)	5.625(c)	01/20/31	6,714	6,714,586
Series 2016-03A, Class A1R2, 144A, 3 Month SOFR + 1.150% (Cap N/A, Floor 1.150%)	5.443(c)	10/18/31	9,568	9,571,366
Wellfleet CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	5.675(c)	07/20/32	14,415	14,445,103

See Notes to Financial Statements.

PGIM Fixed Income ETFs 323

PGIM Ultra Short Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Wellfleet CLO Ltd. (Cayman Islands), (cont’d.)
Series 2019-XA, Class A1R2, 144A, 3 Month SOFR + 1.120% (Cap N/A, Floor 1.120%)	5.413%(c)	07/20/32	49,995	$50,064,712
Series 2020-01A, Class A1AR, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)	5.502(c)	04/15/33	30,000	30,015,819
Whitebox CLO Ltd. (Cayman Islands),
Series 2021-03A, Class A1R, 144A, 3 Month SOFR + 1.270% (Cap N/A, Floor 1.270%)	5.572(c)	10/15/35	16,100	16,131,731
Zais CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month SOFR + 1.552% (Cap N/A, Floor 0.000%)	5.854(c)	04/15/30	8	8,149

				1,945,579,250

Consumer Loans 0.4%

OneMain Financial Issuance Trust,
Series 2023-02A, Class A1, 144A	5.840	09/15/36	34,900	35,884,065

Equipment 0.0%

Kubota Credit Owner Trust,
Series 2023-01A, Class A2, 144A	5.400	02/17/26	525	524,990

Home Equity Loans 0.2%

JPMorgan Mortgage Trust,
Series 2024-HE02, Class A1, 144A, 30 Day Average SOFR + 1.200% (Cap N/A, Floor 0.000%)	5.546(c)	10/20/54	7,973	7,980,548
RCKT Mortgage Trust,
Series 2024-CES03, Class A1A, 144A	6.591(cc)	05/25/44	8,415	8,565,320

				16,545,868

TOTAL ASSET-BACKED SECURITIES (cost $2,267,208,113)				2,273,974,097

CERTIFICATES OF DEPOSIT 2.2%
Bank of America NA, SOFR + 0.350%	4.675(c)	10/27/25	14,500	14,512,207
Bank of Nova Scotia, SOFR + 0.350% (Cap N/A, Floor 0.000%)	4.710(c)	10/24/25	25,000	25,018,764
BNP Paribas SA	4.600	02/17/26	26,700	26,750,180
BNP Paribas SA, SOFR + 0.370%	4.730(c)	09/08/25	35,000	35,028,968

See Notes to Financial Statements.

PGIM Ultra Short Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CERTIFICATES OF DEPOSIT (Continued)

Canadian Imperial Bank of Commerce, SOFR + 0.350% (Cap N/A, Floor 0.000%)	4.710%(c)	11/21/25	31,000	$31,028,365
Credit Agricole Corporate & Investment Bank,
SOFR + 0.590%	4.950(c)	08/28/25	44,000	44,098,026
SOFR + 0.810%	5.170(c)	06/07/27	10,000	10,125,534
Credit Industriel Et Commercial	5.550	04/14/25	15,000	15,018,351
Toronto-Dominion Bank (The), US Federal Funds
Effective Rate + 0.400%	4.730(c)	08/22/25	25,000	25,023,895

TOTAL CERTIFICATES OF DEPOSIT (cost $226,200,000)				226,604,290

COMMERCIAL MORTGAGE-BACKED SECURITIES 6.9%
3650R Commercial Mortgage Trust,
Series 2021-PF01, Class A1	1.122	11/15/54	3,066	2,970,371
BANK,
Series 2017-BNK04, Class A3	3.362	05/15/50	23,271	22,709,388
Series 2017-BNK05, Class A4	3.131	06/15/60	5,738	5,564,024
Series 2017-BNK08, Class A3	3.229	11/15/50	17,699	17,121,102
Series 2017-BNK09, Class A4	3.538	11/15/54	20,040	19,359,396
Bank of America Merrill Lynch Commercial Mortgage Trust,
Series 2016-UB10, Class A3	2.903	07/15/49	1,491	1,468,255
Series 2016-UB10, Class A4	3.170	07/15/49	21,000	20,591,609
BANK5,
Series 2023-5YR1, Class A2	5.779	04/15/56	2,820	2,888,915
Benchmark Mortgage Trust,
Series 2018-B02, Class A2	3.662	02/15/51	15	15,124
Series 2018-B05, Class A2	4.077	07/15/51	522	506,584
BX Commercial Mortgage Trust,
Series 2021-ACNT, Class A, 144A, 1 Month SOFR + 0.964% (Cap N/A, Floor 0.850%)	5.276(c)	11/15/38	4,801	4,791,870
Series 2021-CIP, Class A, 144A, 1 Month SOFR + 1.035% (Cap N/A, Floor 0.921%)	5.347(c)	12/15/38	13,421	13,408,853
BX Trust,
Series 2021-ARIA, Class A, 144A, 1 Month SOFR + 1.014% (Cap N/A, Floor 0.899%)	5.326(c)	10/15/36	27,378	27,360,889
Series 2022-LBA06, Class A, 144A, 1 Month SOFR + 1.000% (Cap N/A, Floor 1.000%)	5.312(c)	01/15/39	27,009	26,958,385
CD Mortgage Trust,
Series 2016-CD2, Class A3	3.248	11/10/49	1,382	1,354,301
Series 2017-CD03, Class A3	3.356	02/10/50	1,127	1,101,596

See Notes to Financial Statements.

PGIM Fixed Income ETFs 325

PGIM Ultra Short Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
CFCRE Commercial Mortgage Trust,
Series 2016-C04, Class A4	3.283%	05/10/58	5,600	$5,510,006
CGMS Commercial Mortgage Trust,
Series 2017-B01, Class A3	3.197	08/15/50	1,461	1,408,360
Citigroup Commercial Mortgage Trust,
Series 2015-GC29, Class A4	3.192	04/10/48	5,442	5,434,961
Series 2015-GC31, Class A4	3.762	06/10/48	9,690	9,633,063
Series 2015-GC33, Class A4	3.778	09/10/58	2,250	2,230,474
Series 2015-P01, Class A4	3.462	09/15/48	10,603	10,568,850
Series 2016-C01, Class A3	2.944	05/10/49	5,736	5,635,789
Series 2016-C02, Class A3	2.575	08/10/49	14,492	14,142,601
Series 2016-C03, Class A4	3.154	11/15/49	5,447	5,288,661
Series 2016-P04, Class A2	2.450	07/10/49	3,635	3,543,483
Series 2016-P05, Class A3	2.684	10/10/49	4,836	4,719,727
Series 2016-P06, Class A4	3.458	12/10/49	10,464	10,264,452
Series 2017-P07, Class A3	3.442	04/14/50	8,237	8,069,124
Series 2017-P08, Class A3	3.203	09/15/50	6,182	5,994,211
Commercial Mortgage Trust,
Series 2012-CR04, Class A3	2.853	10/15/45	90	85,210
Series 2015-CR23, Class A4	3.497	05/10/48	474	472,937
Series 2015-CR24, Class A4	3.432	08/10/48	7,076	7,057,685
Series 2015-CR26, Class A4	3.630	10/10/48	12,465	12,358,379
Series 2015-LC21, Class A4	3.708	07/10/48	11,000	10,963,845
Series 2015-LC23, Class A4	3.774	10/10/48	11,580	11,490,761
Series 2015-PC01, Class A5	3.902	07/10/50	18,950	18,913,488
Series 2016-COR01, Class A4	3.091	10/10/49	11,000	10,590,816
Series 2018-COR03, Class A2	3.961	05/10/51	1,590	1,541,045
Credit Suisse Mortgage Trust,
Series 2016-NXSR, Class A3	3.501	12/15/49	4,854	4,798,560
CSAIL Commercial Mortgage Trust,
Series 2015-C02, Class A4	3.504	06/15/57	8,216	8,197,493
Series 2016-C05, Class ASB	3.533	11/15/48	350	349,208
Series 2016-C06, Class A5	3.090	01/15/49	14,500	14,199,554
Series 2016-C07, Class A4	3.210	11/15/49	6,372	6,285,924
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C01, Class A4	3.276	05/10/49	1,914	1,876,114
Series 2016-C03, Class A5	2.890	08/10/49	8,353	8,125,534
Series 2017-C06, Class A3	3.269	06/10/50	424	410,306
GS Mortgage Securities Trust,
Series 2015-GC30, Class A4	3.382	05/10/50	17,075	17,029,787
Series 2016-GS02, Class A4	3.050	05/10/49	14,962	14,683,613
Series 2016-GS03, Class A3	2.592	10/10/49	11,858	11,551,859

See Notes to Financial Statements.

PGIM Ultra Short Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
GS Mortgage Securities Trust, (cont’d.)
Series 2016-GS04, Class A3	3.178%	11/10/49	5,764	$5,649,264
Series 2016-GS04, Class A4	3.442(cc)	11/10/49	4,419	4,320,028
Series 2017-GS07, Class A3	3.167	08/10/50	8,160	7,907,251
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C23, Class A5	3.934	09/15/47	357	352,285
Series 2014-C24, Class A5	3.639	11/15/47	918	895,052
Series 2015-C29, Class A4	3.611	05/15/48	22,031	21,968,077
Series 2015-C31, Class A3	3.801	08/15/48	11,609	11,530,993
Series 2015-C32, Class A4	3.329	11/15/48	19,126	18,999,920
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C04, Class A2	2.882	12/15/49	3,535	3,456,789
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2015-JP01, Class A5	3.914	01/15/49	9,620	9,521,016
Series 2016-JP02, Class ASB	2.713	08/15/49	1,612	1,596,783
Ladder Capital Commercial Mortgage Securities Trust,
Series 2017-LC26, Class A4, 144A	3.551	07/12/50	2,960	2,856,606
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C23, Class A3	3.451	07/15/50	14,034	13,991,869
Series 2015-C24, Class A4	3.732	05/15/48	19,387	19,281,799
Series 2015-C25, Class A5	3.635	10/15/48	10,333	10,250,153
Series 2015-C26, Class A5	3.531	10/15/48	10,600	10,511,800
Series 2015-C27, Class A3	3.473	12/15/47	3,140	3,124,438
Series 2015-C27, Class A4	3.753	12/15/47	6,275	6,221,048
Series 2016-C29, Class A4	3.325	05/15/49	11,665	11,464,824
Series 2016-C30, Class A5	2.860	09/15/49	12,334	11,912,032
Series 2017-C33, Class A4	3.337	05/15/50	17,000	16,591,243
Morgan Stanley Capital I,
Series 2017-HR02, Class A4	3.587	12/15/50	5,395	5,221,955
Morgan Stanley Capital I Trust,
Series 2015-MS01, Class A4	3.779(cc)	05/15/48	10,220	10,178,883
Series 2016-BNK02, Class A3	2.791	11/15/49	8,250	8,032,791
MTN Commercial Mortgage Trust,
Series 2022-LPFL, Class A, 144A, 1 Month SOFR + 1.397% (Cap N/A, Floor 1.397%)	5.717(c)	03/15/39	2,230	2,230,000
One New York Plaza Trust,
Series 2020-01NYP, Class A, 144A, 1 Month SOFR + 1.064% (Cap N/A, Floor 0.950%)	5.376(c)	01/15/36	17,410	16,887,700
Wells Fargo Commercial Mortgage Trust,
Series 2015-LC22, Class A3	3.572	09/15/58	1,897	1,891,967
Series 2015-LC22, Class A4	3.839	09/15/58	8,000	7,948,521
Series 2015-NXS01, Class A5	3.148	05/15/48	6,936	6,910,236

See Notes to Financial Statements.

PGIM Fixed Income ETFs 327

PGIM Ultra Short Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Wells Fargo Commercial Mortgage Trust, (cont’d.)
Series 2015-NXS02, Class A4	3.498%	07/15/58	7,194	$7,158,138
Series 2015-P02, Class A3	3.541	12/15/48	18,043	17,908,572
Series 2016-C34, Class ASB	2.911	06/15/49	869	861,376
Series 2016-C35, Class A3	2.674	07/15/48	1,947	1,903,277
Series 2016-C36, Class A3	2.807	11/15/59	12,385	12,069,431
Series 2016-NXS05, Class A5	3.372	01/15/59	4,920	4,864,976
Series 2016-NXS06, Class A4	2.918	11/15/49	2,390	2,318,138
Series 2017-C41, Class A3	3.210	11/15/50	815	784,571
Series 2018-C45, Class A3	3.920	06/15/51	4,842	4,744,714

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $713,327,293)				725,915,058

CORPORATE BONDS 48.9%

Aerospace & Defense 0.9%
BAE Systems PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A	5.000	03/26/27	10,290	10,362,927
GE Capital Funding LLC,
Gtd. Notes	3.450	05/15/25	27,342	27,246,992
General Dynamics Corp.,
Gtd. Notes	2.625	11/15/27	5,120	4,897,683
RTX Corp.,
Sr. Unsec’d. Notes	5.000	02/27/26	8,000	8,025,591
Sr. Unsec’d. Notes	5.750	11/08/26	40,000	40,768,352

				91,301,545

Agriculture 0.8%
Bunge Ltd. Finance Corp.,
Gtd. Notes	4.100	01/07/28	6,000	5,928,268
Cargill, Inc.,
Sr. Unsec’d. Notes, 144A	3.500	04/22/25	6,750	6,739,043
Sr. Unsec’d. Notes, 144A	4.625	02/11/28	45,700	45,952,779
Sr. Unsec’d. Notes, 144A	4.875	10/10/25	14,000	14,024,986
Philip Morris International, Inc.,
Sr. Unsec’d. Notes	4.750	02/12/27	10,000	10,054,859

				82,699,935

See Notes to Financial Statements.

PGIM Ultra Short Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Auto Manufacturers 6.6%

American Honda Finance Corp.,
Sr. Unsec’d. Notes	4.750%	01/12/26	9,750	$9,769,684
Sr. Unsec’d. Notes, MTN, SOFR + 0.550% (Cap N/A, Floor 0.000%)	4.929(c)	05/11/26	44,000	44,053,300
Sr. Unsec’d. Notes, MTN, SOFR + 0.600%	4.979(c)	08/14/25	10,000	10,005,081

BMW US Capital LLC (Germany),
Gtd. Notes, 144A	3.250	04/01/25	7,000	6,992,873
Gtd. Notes, 144A, SOFR Index + 0.550%	4.916(c)	04/02/26	20,000	20,019,088
Gtd. Notes, 144A, SOFR Index + 0.620%	4.999(c)	08/11/25	20,000	20,028,546
Gtd. Notes, 144A, SOFR Index + 0.840%	5.205(c)	04/01/25	11,390	11,395,432

Daimler Truck Finance North America LLC (Germany),
Gtd. Notes, 144A	5.000	01/15/27	9,070	9,120,314
Gtd. Notes, 144A	5.150	01/16/26	14,000	14,054,158
Gtd. Notes, 144A, SOFR + 0.840%	5.209(c)	01/13/28	16,600	16,623,245
Gtd. Notes, 144A, SOFR + 0.960%	5.331(c)	09/25/27	24,000	24,050,359

General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes	2.750	06/20/25	9,000	8,939,287
Sr. Unsec’d. Notes	5.050	04/04/28	17,500	17,534,056
Sr. Unsec’d. Notes	5.400	05/08/27	9,375	9,476,607
Sr. Unsec’d. Notes, SOFR Index + 1.050%	5.418(c)	07/15/27	30,000	30,071,882
Sr. Unsec’d. Notes, SOFR Index + 1.170%	5.562(c)	04/04/28	17,500	17,502,661
Sr. Unsec’d. Notes	6.050	10/10/25	20,625	20,761,913

Hyundai Capital America,
Sr. Unsec’d. Notes, 144A	4.875	11/01/27	5,000	5,016,502
Sr. Unsec’d. Notes, 144A, SOFR + 1.030%	5.399(c)	09/24/27	9,170	9,219,539
Sr. Unsec’d. Notes, 144A, SOFR + 1.040%	5.409(c)	06/24/27	40,000	40,233,781
Sr. Unsec’d. Notes, 144A, SOFR + 1.040%	5.414(c)	03/19/27	16,670	16,756,096

Mercedes-Benz Finance North America LLC (Germany),
Gtd. Notes, 144A	4.800	03/30/26	35,000	35,120,540
Gtd. Notes, 144A, SOFR + 0.630%	5.007(c)	07/31/26	13,000	13,032,946
Gtd. Notes, 144A, SOFR + 0.670%	5.033(c)	01/09/26	13,000	13,028,908
Gtd. Notes, 144A, SOFR + 0.850%	5.229(c)	11/15/27	15,000	15,002,895
Gtd. Notes, 144A	5.375	11/26/25	8,500	8,539,834

PACCAR Financial Corp.,
Sr. Unsec’d. Notes	4.550	03/03/28	50,000	50,352,819
Sr. Unsec’d. Notes, MTN	3.550	08/11/25	25,000	24,910,502
Sr. Unsec’d. Notes, MTN	4.450	03/30/26	15,000	15,006,994

Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes	4.450	05/18/26	15,000	15,033,905
Sr. Unsec’d. Notes, SOFR + 0.770%	5.148(c)	08/07/26	6,000	6,036,114

See Notes to Financial Statements.

PGIM Fixed Income ETFs 329

PGIM Ultra Short Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Auto Manufacturers (cont’d.)

Toyota Motor Credit Corp., (cont’d.)
Sr. Unsec’d. Notes, MTN	3.650%	08/18/25	5,000	$4,980,505
Sr. Unsec’d. Notes, MTN	3.950	06/30/25	18,750	18,710,042
Sr. Unsec’d. Notes, MTN, SOFR + 0.300%	4.660(c)	02/24/26	13,750	13,751,146
Sr. Unsec’d. Notes, MTN, SOFR Index + 0.450%	4.816(c)	04/10/26	10,000	10,012,090
Sr. Unsec’d. Notes, MTN, SOFR + 0.600% (Cap N/A, Floor 0.000%)	4.960(c)	06/09/25	20,000	19,986,902
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A	3.950	06/06/25	13,250	13,214,758
Gtd. Notes, 144A	6.000	11/16/26	50,000	50,914,035

				689,259,339

Banks 11.3%

ABN AMRO Bank NV (Netherlands), 144A	4.718	01/22/27	93,000	93,637,673
Australia & New Zealand Banking Group Ltd. (Australia),
Sr. Unsec’d. Notes, 144A, SOFR + 0.560%	4.936(c)	03/18/26	13,500	13,542,630
Sr. Unsec’d. Notes, 144A, SOFR + 0.810%	5.182(c)	01/18/27	33,600	33,851,227
Banco Santander SA (Spain),
Sr. Non-Preferred Notes	5.147	08/18/25	47,600	47,718,462
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, MTN	4.850	07/30/26	50,000	50,028,960
Bank of New York Mellon (The),
Sr. Unsec’d. Notes, MTN, SOFR + 0.450%	4.841(c)	03/13/26	12,625	12,626,178
Bank of Nova Scotia (The) (Canada),
Sr. Unsec’d. Notes, GMTN, SOFR Index + 0.780%	5.197(c)	06/04/27	30,000	30,089,940
Sr. Unsec’d. Notes, MTN, SOFR Index + 0.900%	5.267(c)	04/11/25	4,750	4,753,542
Banque Federative du Credit Mutuel SA (France),
Sr. Preferred Notes, 144A, SOFR + 1.130%	5.506(c)	01/23/27	10,890	10,971,149
Citibank NA,
Sr. Unsec’d. Notes, SOFR + 0.805%	5.176(c)	09/29/25	52,000	52,132,280
Commonwealth Bank of Australia (Australia),
Sr. Unsec’d. Notes	5.316	03/13/26	25,000	25,253,557
Cooperatieve Rabobank UA (Netherlands),
Sr. Preferred Notes, SOFR Index + 0.620%	5.002(c)	08/28/26	12,920	12,962,856
Sr. Preferred Notes, SOFR Index + 0.710%	5.075(c)	01/09/26	28,500	28,594,609
Sr. Preferred Notes, SOFR Index + 0.710%	5.124(c)	03/05/27	15,000	15,063,325

See Notes to Financial Statements.

PGIM Ultra Short Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes	2.129%(ff)	11/24/26	25,000	$24,516,050
DNB Bank ASA (Norway),
Sr. Non-Preferred Notes, 144A	5.896(ff)	10/09/26	25,000	25,181,900
Federation des Caisses Desjardins du Quebec (Canada),
Sr. Unsec’d. Notes, 144A	4.400	08/23/25	25,000	24,968,045
Sr. Unsec’d. Notes, 144A, MTN, SOFR + 0.630%	5.008(c)	01/27/27	83,000	83,235,986
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	5.798(ff)	08/10/26	50,000	50,235,158
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes	4.292(ff)	09/12/26	65,000	64,855,843
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes	4.716(ff)	08/11/26	32,004	32,006,298
Morgan Stanley,
Sr. Unsec’d. Notes, MTN	4.679(ff)	07/17/26	41,019	41,027,503
Morgan Stanley Bank NA,
Sr. Unsec’d. Notes, SOFR + 0.685%	5.053(c)	10/15/27	30,420	30,485,803
National Australia Bank Ltd. (Australia),
Sr. Unsec’d. Notes	3.500	06/09/25	7,250	7,222,256
Sr. Unsec’d. Notes	4.966	01/12/26	32,000	32,152,858
Sr. Unsec’d. Notes, 144A, SOFR + 0.600%	4.978(c)	10/26/27	20,000	20,069,714
Sr. Unsec’d. Notes, 144A, SOFR + 0.650%	5.055(c)	12/10/25	14,286	14,335,320
Sr. Unsec’d. Notes, 144A, MTN, SOFR + 0.500%	4.860(c)	03/06/28	25,000	24,990,082
NatWest Markets PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A, SOFR + 1.450%	5.819(c)	03/22/25	9,000	9,002,683
Nordea Bank Abp (Finland),
Sr. Preferred Notes, 144A	4.750	09/22/25	10,500	10,512,956
Sr. Preferred Notes, 144A, SOFR + 0.740%	5.114(c)	03/19/27	5,556	5,578,224
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, GMTN, SOFR Index + 0.525%	4.897(c)	01/20/26	10,000	10,001,729
Sr. Unsec’d. Notes, GMTN, SOFR Index + 0.570%	4.948(c)	04/27/26	7,027	7,043,221
Sr. Unsec’d. Notes, GMTN, SOFR Index + 0.950%	5.322(c)	01/19/27	20,000	20,122,152
State Street Corp.,
Sr. Unsec’d. Notes	4.536	02/28/28	43,400	43,541,712
Sr. Unsec’d. Notes	4.993	03/18/27	22,500	22,746,363
Truist Bank,
Sr. Unsec’d. Notes	1.500	03/10/25	5,000	4,996,136
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes	4.550	04/17/26	10,000	10,004,715
Sr. Unsec’d. Notes, 144A	4.125	04/15/26	10,000	9,958,955

See Notes to Financial Statements.

PGIM Fixed Income ETFs 331

PGIM Ultra Short Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

UBS Group AG (Switzerland), (cont’d.)
Sr. Unsec’d. Notes, 144A	5.711%(ff)	01/12/27	15,000	$15,137,331
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN	4.540(ff)	08/15/26	73,000	72,922,234
Wells Fargo Bank NA,
Sr. Unsec’d. Notes, SOFR + 0.710%	5.078(c)	01/15/26	12,800	12,835,259
Westpac Banking Corp. (Australia),
Sr. Unsec’d. Notes, 144A, SOFR + 0.500%	4.884(c)	03/06/28	25,000	24,983,780

				1,185,896,654

Beverages 1.2%
Diageo Capital PLC (United Kingdom),
Gtd. Notes	5.200	10/24/25	17,000	17,070,885
Keurig Dr. Pepper, Inc.,
Gtd. Notes, SOFR Index + 0.880%	5.268(c)	03/15/27	26,000	26,195,307
Molson Coors Beverage Co.,
Gtd. Notes	3.000	07/15/26	7,000	6,860,664
PepsiCo, Inc.,
Sr. Unsec’d. Notes	5.125	11/10/26	26,000	26,358,211
Sr. Unsec’d. Notes	5.250	11/10/25	50,000	50,266,004

				126,751,071

Biotechnology 0.6%

Amgen, Inc.,
Sr. Unsec’d. Notes	5.250	03/02/25	13,250	13,250,000
Biogen, Inc.,
Sr. Unsec’d. Notes	4.050	09/15/25	36,696	36,558,360
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes	3.650	03/01/26	10,000	9,922,144

				59,730,504

Building Materials 0.1%

Owens Corning,
Sr. Unsec’d. Notes	5.500	06/15/27	7,976	8,125,369

See Notes to Financial Statements.

PGIM Ultra Short Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Chemicals 0.3%

Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes	5.200%	06/21/27	20,000	$20,260,840
Sr. Unsec’d. Notes	5.950	11/07/25	7,250	7,316,727
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes	4.250	08/08/25	5,500	5,488,469

				33,066,036

Commercial Services 0.1%

Equifax, Inc.,
Sr. Unsec’d. Notes	3.250	06/01/26	7,600	7,470,971
Verisk Analytics, Inc.,
Sr. Unsec’d. Notes	4.000	06/15/25	1,478	1,473,122

				8,944,093

Computers 1.8%

Accenture Capital, Inc.,
Gtd. Notes	3.900	10/04/27	22,940	22,726,306
Apple, Inc.,
Sr. Unsec’d. Notes	3.200	05/13/25	16,000	15,949,009
Sr. Unsec’d. Notes	3.250	02/23/26	13,150	13,020,578
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes	4.900	10/15/25	31,000	30,994,972
IBM International Capital Pte Ltd.,
Gtd. Notes	4.700	02/05/26	20,000	20,032,228
International Business Machines Corp.,
Sr. Unsec’d. Notes	4.500	02/06/26	37,000	37,017,757
NetApp, Inc.,
Sr. Unsec’d. Notes	1.875	06/22/25	50,000	49,497,761

				189,238,611

Cosmetics/Personal Care 0.3%

Colgate-Palmolive Co.,
Sr. Unsec’d. Notes	3.100	08/15/25	6,750	6,704,943

See Notes to Financial Statements.

PGIM Fixed Income ETFs 333

PGIM Ultra Short Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Cosmetics/Personal Care (cont’d.)

Kenvue, Inc.,
Gtd. Notes	5.350%	03/22/26	12,500	$12,616,240
Unilever Capital Corp. (United Kingdom),
Gtd. Notes	4.250	08/12/27	13,650	13,645,616

				32,966,799

Diversified Financial Services 0.7%

Jefferies Financial Group, Inc.,
Sr. Unsec’d. Notes, MTN	5.000	02/10/26	30,300	30,318,264
Sr. Unsec’d. Notes, MTN	5.150	09/15/25	35,000	35,007,190
LSEG US Fin Corp. (United Kingdom),
Gtd. Notes, 144A	4.875	03/28/27	7,140	7,185,899

				72,511,353

Electric 3.2%

Alliant Energy Finance LLC,
Gtd. Notes, 144A	5.400	06/06/27	10,710	10,817,083
DTE Electric Co.,
General Ref. Mortgage	4.850	12/01/26	42,750	43,163,068
DTE Energy Co.,
Sr. Unsec’d. Notes	4.950	07/01/27	14,625	14,743,651
Duke Energy Corp.,
Sr. Unsec’d. Notes	4.850	01/05/27	9,333	9,398,649
Sr. Unsec’d. Notes	5.000	12/08/25	13,250	13,285,045
Florida Power & Light Co.,
Sr. Unsec’d. Notes	4.450	05/15/26	16,500	16,540,355
Georgia Power Co.,
Sr. Unsec’d. Notes	5.004	02/23/27	10,680	10,798,733
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes	4.850	02/04/28	11,000	11,097,286
Gtd. Notes	4.950	01/29/26	19,000	19,071,842
Gtd. Notes, SOFR Index + 0.760%	5.137(c)	01/29/26	30,000	30,087,333
Gtd. Notes, SOFR Index + 0.800%	5.178(c)	02/04/28	11,000	11,038,595
Gtd. Notes	5.749	09/01/25	4,500	4,520,727
Gtd. Notes	6.051	03/01/25	21,750	21,750,000
Pacific Gas & Electric Co.,
First Mortgage, SOFR Index + 0.950%	5.367(c)	09/04/25	48,500	48,451,360

See Notes to Financial Statements.

PGIM Ultra Short Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)

Southern California Edison Co.,
First Mortgage	4.400%	09/06/26	18,000	$17,901,099
First Mortgage	5.350	03/01/26	12,000	12,059,009
First Mortgage, Series C	4.200	06/01/25	14,250	14,212,431
WEC Energy Group, Inc.,
Sr. Unsec’d. Notes	4.750	01/09/26	23,000	23,009,125
Sr. Unsec’d. Notes	5.000	09/27/25	6,000	6,006,262

				337,951,653

Electronics 1.1%

Amphenol Corp.,
Sr. Unsec’d. Notes	4.750	03/30/26	3,750	3,756,347
Sr. Unsec’d. Notes	5.050	04/05/27	29,290	29,650,013
Fortive Corp.,
Sr. Unsec’d. Notes	3.150	06/15/26	25,000	24,571,657
Honeywell International, Inc.,
Sr. Unsec’d. Notes	4.650	07/30/27	34,000	34,180,135
Tyco Electronics Group SA (Switzerland),
Gtd. Notes	4.500	02/13/26	23,250	23,243,281

				115,401,433

Foods 0.8%

Hershey Co. (The),
Sr. Unsec’d. Notes	4.550	02/24/28	12,000	12,100,574
Mondelez International Holdings Netherlands BV,
Gtd. Notes, 144A	4.250	09/15/25	13,750	13,718,000
Mondelez International, Inc.,
Sr. Unsec’d. Notes	1.500	05/04/25	15,305	15,216,238
Nestle Holdings, Inc.,
Gtd. Notes, 144A	4.000	09/12/25	11,725	11,693,636
Gtd. Notes, 144A	5.250	03/13/26	20,000	20,172,370
Sysco Corp.,
Gtd. Notes	3.300	07/15/26	14,000	13,766,210

				86,667,028

See Notes to Financial Statements.

PGIM Fixed Income ETFs 335

PGIM Ultra Short Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Gas 0.3%

NiSource, Inc.,
Sr. Unsec’d. Notes	0.950%	08/15/25	32,000	$31,467,078

Healthcare-Products 0.8%

Agilent Technologies, Inc.,
Sr. Unsec’d. Notes	4.200	09/09/27	20,800	20,645,324
Smith & Nephew PLC (United Kingdom),
Sr. Unsec’d. Notes	5.150	03/20/27	6,133	6,193,091
Stryker Corp.,
Sr. Unsec’d. Notes	4.550	02/10/27	30,000	30,060,332
Sr. Unsec’d. Notes	4.700	02/10/28	22,500	22,634,102

				79,532,849

Healthcare-Services 0.7%

Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes	4.600	12/15/27	7,400	7,419,897
Roche Holdings, Inc.,
Gtd. Notes, 144A	5.265	11/13/26	60,000	60,976,578
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	5.150	10/15/25	5,750	5,771,077

				74,167,552

Insurance 3.6%

Arthur J Gallagher & Co.,
Sr. Unsec’d. Notes	4.600	12/15/27	10,970	10,983,152
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes	3.500	04/04/25	8,000	7,990,194
Corebridge Global Funding,
Sec’d. Notes, 144A	4.650	08/20/27	25,000	25,060,296
Sr. Sec’d. Notes, 144A, SOFR + 1.300% (Cap N/A, Floor 0.000%)	5.670(c)	09/25/26	30,000	30,293,725
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes, SOFR Index + 0.700%	5.078(c)	11/08/27	9,110	9,140,993
Metropolitan Life Global Funding I,
Sec’d. Notes, 144A, MTN	4.050	08/25/25	23,250	23,186,064
Sec’d. Notes, 144A, MTN, SOFR Index + 0.700%	5.097(c)	06/11/27	19,000	19,042,305
Sr. Sec’d. Notes, 144A, SOFR Index + 0.570%	4.935(c)	04/09/26	14,000	14,029,801

See Notes to Financial Statements.

PGIM Ultra Short Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Insurance (cont’d.)

New York Life Global Funding,
Sec’d. Notes, 144A, MTN	3.600%	08/05/25	19,750	$19,665,363
Sr. Sec’d. Notes, 144A, MTN, SOFR + 0.670%	5.036(c)	04/02/27	55,000	55,148,582
Pacific Life Global Funding II,
Sec’d. Notes, 144A, SOFR + 0.480%	4.856(c)	02/04/27	30,000	30,029,692
Sec’d. Notes, 144A, SOFR + 0.600% (Cap N/A, Floor 0.000%)	4.972(c)	03/27/26	23,000	23,019,406
Principal Life Global Funding II,
Sec’d. Notes, 144A	4.600	08/19/27	25,000	25,065,634
Sr. Sec’d. Notes, 144A	5.000	01/16/27	7,714	7,785,577
Sr. Sec’d. Notes, 144A, SOFR + 0.900% (Cap N/A, Floor 0.000%)	5.282(c)	08/28/25	27,000	27,065,448
Protective Life Global Funding,
Sec’d. Notes, 144A	4.335	09/13/27	20,000	19,907,518
Sec’d. Notes, 144A	4.992	01/12/27	19,000	19,138,871
Sec’d. Notes, 144A, MTN, SOFR + 0.700% (Cap N/A, Floor 0.000%)	5.066(c)	04/10/26	10,000	10,020,457

				376,573,078

Internet 0.3%

Amazon.com, Inc.,
Sr. Unsec’d. Notes	4.600	12/01/25	32,000	32,044,032

Iron/Steel 0.1%

Nucor Corp.,
Sr. Unsec’d. Notes	3.950	05/23/25	8,000	7,985,132

Machinery-Construction & Mining 0.6%

Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes	4.800	01/06/26	15,000	15,057,868
Sr. Unsec’d. Notes, MTN	4.350	05/15/26	52,000	52,081,851

				67,139,719

Machinery-Diversified 0.9%

CNH Industrial Capital LLC,
Gtd. Notes	1.875	01/15/26	15,000	14,649,455
Gtd. Notes	3.950	05/23/25	12,500	12,472,145
Gtd. Notes	4.500	10/08/27	10,500	10,455,947

See Notes to Financial Statements.

PGIM Fixed Income ETFs 337

PGIM Ultra Short Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Machinery-Diversified (cont’d.)

John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN	4.800%	01/09/26	29,000	$29,102,414
Sr. Unsec’d. Notes, MTN, SOFR + 0.440%	4.864(c)	03/06/26	21,000	21,037,517
Sr. Unsec’d. Notes, MTN, SOFR + 0.600%	5.010(c)	06/11/27	11,635	11,694,317

				99,411,795

Media 0.3%

Walt Disney Co. (The),
Gtd. Notes	3.700	10/15/25	30,000	29,854,864

Mining 0.3%

BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes	4.875	02/27/26	30,000	30,116,097

Oil & Gas 1.5%

Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	4.250	04/15/27	33,000	32,654,929
Chevron USA, Inc.,
Gtd. Notes	4.405	02/26/27	33,900	34,031,756
Gtd. Notes	4.475	02/26/28	33,900	34,073,406
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes	4.700	05/01/25	17,000	16,993,572
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes	1.125	01/15/26	21,470	20,849,418
Sr. Unsec’d. Notes	5.100	03/29/26	14,250	14,357,184

				152,960,265

Oil & Gas Services 0.4%

Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A	3.900	05/17/28	22,500	22,078,376
Sr. Unsec’d. Notes, 144A	5.000	05/29/27	23,750	24,012,299

				46,090,675

Pharmaceuticals 1.1%

AbbVie, Inc.,
Sr. Unsec’d. Notes	4.650	03/15/28	49,500	49,802,872

See Notes to Financial Statements.

PGIM Ultra Short Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals (cont’d.)

Astrazeneca Finance LLC (United Kingdom),
Gtd. Notes	4.800%	02/26/27	25,000	$25,229,167
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, SOFR + 0.490%	4.871(c)	02/20/26	6,170	6,184,743
Sr. Unsec’d. Notes	4.900	02/22/27	7,500	7,583,739
Sr. Unsec’d. Notes	4.950	02/20/26	9,250	9,303,291
Johnson & Johnson,
Sr. Unsec’d. Notes	4.550	03/01/28	19,800	19,965,086

				118,068,898

Pipelines 1.6%

Enbridge, Inc. (Canada),
Gtd. Notes	5.250	04/05/27	19,000	19,240,097
Enterprise Products Operating LLC,
Gtd. Notes	4.600	01/11/27	20,000	20,077,340
Gtd. Notes	5.050	01/10/26	14,750	14,812,373
MPLX LP,
Sr. Unsec’d. Notes	4.875	06/01/25	17,496	17,487,411
ONEOK, Inc.,
Gtd. Notes	2.200	09/15/25	18,000	17,752,506
Gtd. Notes	4.250	09/24/27	33,740	33,412,957
Gtd. Notes	5.550	11/01/26	7,000	7,099,395
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	5.400	03/02/26	40,000	40,308,078

				170,190,157

Real Estate Investment Trusts (REITs) 1.1%

Public Storage Operating Co.,
Gtd. Notes, SOFR Index + 0.700%	5.070(c)	04/16/27	19,773	19,859,498
Realty Income Corp.,
Sr. Unsec’d. Notes	3.875	04/15/25	11,901	11,883,601
Welltower OP LLC,
Gtd. Notes	4.000	06/01/25	40,184	40,097,490
Weyerhaeuser Co.,
Sr. Unsec’d. Notes	4.750	05/15/26	40,000	40,074,954

				111,915,543

See Notes to Financial Statements.

PGIM Fixed Income ETFs 339

PGIM Ultra Short Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Retail 1.3%

Dollar Tree, Inc.,
Sr. Unsec’d. Notes	4.000%	05/15/25	15,000	$14,960,160
Home Depot, Inc. (The),
Sr. Unsec’d. Notes	2.700	04/15/25	6,000	5,985,829
Sr. Unsec’d. Notes	4.875	06/25/27	21,700	21,957,279
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes	4.400	09/08/25	10,000	9,985,211
Sr. Unsec’d. Notes	4.800	04/01/26	13,500	13,552,505
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN	3.300	07/01/25	16,249	16,175,673
Starbucks Corp.,
Sr. Unsec’d. Notes	4.850	02/08/27	34,375	34,654,139
Walmart, Inc.,
Sr. Unsec’d. Notes	3.900	09/09/25	13,750	13,701,190

				130,971,986

Semiconductors 1.5%

Broadcom, Inc.,
Sr. Unsec’d. Notes	4.800	04/15/28	68,800	69,281,463
Intel Corp.,
Sr. Unsec’d. Notes	2.600	05/19/26	10,181	9,950,521
Sr. Unsec’d. Notes	3.700	07/29/25	45,000	44,786,358
Microchip Technology, Inc.,
Gtd. Notes	4.250	09/01/25	12,000	11,967,352
Gtd. Notes	4.900	03/15/28	16,000	16,056,120

				152,041,814

Software 1.6%

Cadence Design Systems, Inc.,
Sr. Unsec’d. Notes	4.200	09/10/27	6,300	6,255,749
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes	1.150	03/01/26	5,000	4,831,216
Fiserv, Inc.,
Sr. Unsec’d. Notes	5.150	03/15/27	17,187	17,359,155
Intuit, Inc.,
Sr. Unsec’d. Notes	5.250	09/15/26	50,000	50,680,022
Oracle Corp.,
Sr. Unsec’d. Notes	2.500	04/01/25	40,000	39,905,755

See Notes to Financial Statements.

PGIM Ultra Short Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Software (cont’d.)

Oracle Corp., (cont’d.)
Sr. Unsec’d. Notes	2.950%	05/15/25	31,500	$31,366,108
Roper Technologies, Inc.,
Sr. Unsec’d. Notes	1.000	09/15/25	15,000	14,707,490

				165,105,495

Telecommunications 0.7%

Cisco Systems, Inc.,
Sr. Unsec’d. Notes	2.950	02/28/26	19,573	19,315,696
Sr. Unsec’d. Notes	4.550	02/24/28	27,500	27,643,159
Sr. Unsec’d. Notes	4.800	02/26/27	24,828	25,089,681

				72,048,536

Transportation 0.2%

Ryder System, Inc.,
Sr. Unsec’d. Notes, MTN	5.300	03/15/27	9,483	9,610,429
Union Pacific Corp.,
Sr. Unsec’d. Notes	4.750	02/21/26	16,000	16,036,341

				25,646,770

Trucking & Leasing 0.2%

Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A	5.750	05/24/26	17,500	17,720,954

TOTAL CORPORATE BONDS
(cost $5,092,949,417)				5,111,564,712

RESIDENTIAL MORTGAGE-BACKED SECURITIES 0.2%
Credit Suisse Mortgage Trust,
Series 2019-RPL01, Class A1A, 144A	3.650(cc)	07/25/58	3,598	3,522,907
Towd Point Mortgage Trust,
Series 2015-06, Class M1, 144A	3.750(cc)	04/25/55	1,900	1,890,715
Series 2018-02, Class A1, 144A	3.250(cc)	03/25/58	3,056	3,004,088
Series 2018-05, Class A1A, 144A	3.250(cc)	07/25/58	3,700	3,639,335
Series 2021-SJ01, Class A1, 144A	2.250(cc)	07/25/68	5,303	5,080,592

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES
(cost $17,210,231)				17,137,637

See Notes to Financial Statements.

PGIM Fixed Income ETFs 341

PGIM Ultra Short Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS(k) 0.3%
U.S. Treasury Notes	4.125%	11/15/27	31,000	$31,116,250
U.S. Treasury Notes	4.250	01/15/28	2,000	2,015,000

TOTAL U.S. TREASURY OBLIGATIONS
(cost $32,884,174)				33,131,250

			Shares

AFFILIATED EXCHANGE-TRADED FUND 0.8%
PGIM AAA CLO ETF (cost $79,530,272)(wa)			1,552,500	79,876,125

TOTAL LONG-TERM INVESTMENTS (cost $8,429,309,500)				8,468,203,169

SHORT-TERM INVESTMENTS 19.8%

AFFILIATED MUTUAL FUND 2.4%
PGIM Core Government Money Market Fund (7-day effective yield 4.497%) (cost $251,959,759)(wa)			251,959,759	251,959,759

	Interest Rate	Maturity Date	Principal Amount (000)#

CERTIFICATES OF DEPOSIT 1.9%
Bank of America NA,
SOFR + 0.330%	4.658%(c)	04/03/25	15,000	15,003,429
SOFR + 0.350%	4.740(c)	07/30/25	10,000	10,006,600
BNP Paribas SA	5.550	04/04/25	15,000	15,014,112
Canadian Imperial Bank of Commerce, SOFR + 0.340% (Cap N/A, Floor 0.000%)	4.700(c)	06/04/25	31,000	31,021,082
Citibank NA, SOFR + 0.310% (Cap N/A, Floor 0.000%)	4.670(c)	08/26/25	10,000	10,006,813
Credit Agricole Corporate & Investment Bank	4.510	10/21/25	20,000	20,007,446
State Street Bank & Trust Co., SOFR + 0.220%	4.580(c)	07/25/25	12,000	12,000,508
Svenska Handelsbanken	4.500	10/23/25	45,000	45,020,638
Svenska Handelsbanken	4.605	11/12/25	13,250	13,268,177
Swedbank AB	4.500	10/15/25	30,000	30,010,193

TOTAL CERTIFICATES OF DEPOSIT
(cost $201,250,453)				201,358,998

See Notes to Financial Statements.

PGIM Ultra Short Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL PAPER 15.5%
Alexandria Real Estate Equities, Inc.,
144A	4.556%(n)	03/07/25	10,000	$9,991,153
Alimentation Couche-Tard, Inc.,
144A	4.565(n)	03/17/25	15,000	14,967,620
144A	4.566(n)	03/18/25	7,000	6,983,993
144A	4.567(n)	03/05/25	12,000	11,992,421
144A	4.567(n)	03/06/25	15,000	14,988,629
American Honda Finance Corp.	4.642(n)	05/19/25	21,000	20,785,022
American Honda Finance Corp.	4.712(n)	03/11/25	5,000	4,993,166
American Honda Finance Corp.	4.716(n)	03/13/25	10,000	9,983,857
ASSA ABLOY Financial Services,
144A	4.608(n)	03/21/25	25,000	24,934,229
Australia & New Zealand Banking Group Ltd.,
144A	4.558(n)	10/27/25	41,500	40,317,480
144A	5.405(n)	04/07/25	15,000	14,931,399
Bank of America Securities, Inc.	5.599(n)	05/28/25	35,000	34,618,412
Bank of Montreal,
SOFR + 0.340%	4.700(c)	04/03/25	35,000	35,006,141
SOFR + 0.350%	4.710(c)	07/22/25	19,000	19,010,188
144A, US Federal Funds Effective Rate + 0.400%	4.730(c)	08/22/25	10,000	10,009,833
Bank of New York Mellon (The), SOFR + 0.350%	4.680(c)	05/09/25	15,000	15,006,698
BAT International Finance PLC,
144A	4.582(n)	03/04/25	6,000	5,997,016
144A	4.584(n)	03/05/25	8,000	7,995,025
144A	4.592(n)	03/18/25	11,250	11,224,637
144A	4.715(n)	05/05/25	10,000	9,916,400
Bell Canada,
144A	4.566(n)	03/06/25	25,000	24,981,548
BNP Paribas SA	4.594(n)	11/19/25	18,000	17,437,337
BPCE SA,
144A	4.570(n)	10/10/25	47,000	45,745,218
144A	4.688(n)	11/13/25	9,600	9,306,362
Broadcom, Inc.,
144A	4.575(n)	03/27/25	5,000	4,982,183
144A	4.583(n)	03/17/25	25,000	24,943,853
CBRE Services, Inc.,
144A	4.632(n)	03/06/25	5,000	4,996,085
144A	4.647(n)	03/12/25	50,000	49,921,666
144A	4.659(n)	03/20/25	44,522	44,405,294
E.ON AG,
144A	4.567(n)	03/26/25	18,000	17,941,113

See Notes to Financial Statements.

PGIM Fixed Income ETFs 343

PGIM Ultra Short Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL PAPER (Continued)
Enbridge (U.S.) Inc.,
144A	4.579%(n)	03/25/25	17,000	$16,946,554
144A	4.580(n)	03/27/25	20,000	19,932,015
144A	4.581(n)	03/06/25	35,000	34,973,875
ERP Operating LP,
144A	4.676(n)	03/06/25	17,000	16,987,311
Glencore Funding LLC,
144A	4.616(n)	03/17/25	8,000	7,982,962
144A	4.668(n)	03/10/25	61,000	60,923,792
144A	4.673(n)	03/19/25	8,900	8,878,816
144A	4.792(n)	03/20/25	22,250	22,194,251
Hyundai Capital America,
144A	4.559(n)	03/26/25	35,000	34,884,739
ING (U.S.) Funding LLC,
144A, SOFR + 0.350%	4.680(c)	09/03/25	35,000	35,022,622
144A, SOFR + 0.350%	5.700(c)	07/28/25	30,000	30,018,483
JPMorgan Securities LLC,
144A, SOFR + 0.340%	4.330(c)	01/27/26	17,000	17,003,863
144A, SOFR + 0.380%	4.330(c)	07/29/25	45,000	45,030,002
144A, SOFR + 0.380%	4.330(c)	01/02/26	15,250	15,257,397
144A, SOFR + 0.430%	4.760(c)	12/10/25	15,000	15,011,607
Keurig Dr. Pepper, Inc.,
144A	4.564(n)	03/21/25	40,000	39,894,767
Northrop Grumman Corp.	4.640(n)	05/08/25	100,000	99,130,600
Northrop Grumman Corp.	4.653(n)	05/20/25	25,000	24,744,400
Nutrien Ltd.,
144A	4.572(n)	03/14/25	14,000	13,975,310
144A	4.573(n)	03/12/25	3,000	2,995,469
144A	4.587(n)	03/26/25	15,750	15,698,117
144A	4.592(n)	03/19/25	40,000	39,904,036
NXP BV,
144A	4.632(n)	03/31/25	8,000	7,968,444
144A	4.663(n)	05/12/25	50,000	49,533,611
144A	4.664(n)	05/14/25	4,000	3,961,667
PPG Industries, Inc.	4.572(n)	03/10/25	15,000	14,981,307
PPG Industries, Inc.	4.580(n)	03/27/25	40,000	39,864,300
Republic Services, Inc.,
144A	4.556(n)	03/07/25	13,000	12,988,676
144A	4.562(n)	03/17/25	22,000	21,953,236
Royal Bank of Canada,
144A, SOFR + 0.340%	4.700(c)	06/05/25	20,000	20,010,706

See Notes to Financial Statements.

PGIM Ultra Short Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL PAPER (Continued)
Swedbank AB,
144A, SOFR + 0.350%	4.330%(c)	07/21/25	30,000	$30,024,893
Toronto-Dominion Bank (The),
144A	0.000	10/10/25	35,000	34,067,316
144A, SOFR + 0.310%	4.640(c)	03/19/25	15,000	15,001,699
TransCanada PipeLines Ltd.,
144A	4.599(n)	03/12/25	15,000	14,977,534
Ventas Realty LP,
144A	4.557(n)	03/06/25	10,000	9,992,536
144A	4.558(n)	03/07/25	8,000	7,993,031
144A	4.559(n)	03/10/25	14,650	14,631,743
Virginia Electric & Power Co.	4.544(n)	03/14/25	10,000	9,982,762
Vulcan Materials Co.,
144A	4.561(n)	03/05/25	28,500	28,482,199
VW Credit, Inc.,
144A	4.597(n)	03/03/25	25,000	24,990,679
144A	4.597(n)	03/10/25	11,606	11,591,532
144A	4.598(n)	03/12/25	10,000	9,985,023
Westpac Banking Corp.,
144A, SOFR + 0.330%	4.360(c)	08/29/25	50,000	50,034,378

TOTAL COMMERCIAL PAPER
(cost $1,618,335,958)				1,618,722,238

TOTAL SHORT-TERM INVESTMENTS
(cost $2,071,546,170)				2,072,040,995

TOTAL INVESTMENTS 100.9%
(cost $10,500,855,670)				10,540,244,164
Liabilities in excess of other assets(z) (0.9)%				(89,130,196)

NET ASSETS 100.0%				$10,451,113,968

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at February 28, 2025.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of February 28, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

See Notes to Financial Statements.

PGIM Fixed Income ETFs 345

PGIM Ultra Short Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at February 28, 2025:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Short Positions:
16	3MonthSOFR	Mar. 2025	$3,825,500	$28,671
16	3MonthSOFR	Jun. 2025	3,828,500	29,920
16	3MonthSOFR	Sep. 2025	3,838,200	23,183
16	3MonthSOFR	Dec. 2025	3,847,000	16,146

				$97,920

Interest rate swap agreements outstanding at February 28, 2025:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at February 28, 2025	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements:
12,000	03/21/25	1.998%(S)	1 Day SOFR(1)(A)/ 4.390%	$ 3	$ 370,494	$ 370,491
83,500	03/30/25	2.418%(S)	1 Day SOFR(1)(A)/ 4.390%	10,947	2,207,934	2,196,987
16,000	05/11/25	0.450%(S)	1 Day SOFR(1)(A)/ 4.390%	1,014	720,632	719,618
8,000	05/25/25	4.241%(A)	1 Day SOFR(1)(A)/ 4.390%	—	49,868	49,868
28,750	06/29/25	3.083%(S)	1 Day SOFR(1)(A)/ 4.390%	27,645	487,721	460,076
57,000	06/29/25	3.086%(S)	1 Day SOFR(1)(A)/ 4.390%	(59,704)	955,551	1,015,255
53,250	08/17/25	2.957%(S)	1 Day SOFR(1)(A)/ 4.390%	18,116	859,847	841,731
95,500	09/08/25	3.422%(A)	1 Day SOFR(1)(A)/ 4.390%	92,646	1,015,513	922,867
188,500	10/07/25	3.955%(A)	1 Day SOFR(1)(A)/ 4.390%	(31,047)	800,137	831,184
22,750	10/21/25	4.378%(A)	1 Day SOFR(1)(A)/ 4.390%	(3,570)	(7,663)	(4,093)
57,500	11/09/25	4.492%(A)	1 Day SOFR(1)(A)/ 4.390%	74,254	(116,790)	(191,044)

See Notes to Financial Statements.

PGIM Ultra Short Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Interest rate swap agreements outstanding at February 28, 2025 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at February 28, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
216,000	12/01/25	4.041%(A)	1 Day SOFR(1)(A)/ 4.390%	$ (4,276)	$ 417,501	$ 421,777
46,750	01/11/26	3.783%(A)	1 Day SOFR(1)(A)/ 4.390%	1,769	170,368	168,599
45,000	02/01/26	3.850%(A)	1 Day SOFR(1)(A)/ 4.390%	24,905	116,057	91,152
70,000	02/27/26	4.345%(A)	1 Day SOFR(1)(A)/ 4.390%	2,727	(195,679)	(198,406)
120,100	02/28/26	4.453%(A)	1 Day SOFR(1)(A)/ 4.390%	94,354	(462,694)	(557,048)
4,700	03/02/26	4.030%(A)	1 Day SOFR(1)(A)/ 4.390%	(981)	20,415	21,396
75,000	05/17/26	3.535%(A)	1 Day SOFR(1)(A)/ 4.390%	—	1,285,345	1,285,345
73,000	05/22/26	4.171%(A)	1 Day SOFR(1)(A)/ 4.390%	—	(110,763)	(110,763)
60,000	08/18/26	4.442%(A)	1 Day SOFR(1)(A)/ 4.390%	91,984	(324,946)	(416,930)
8,700	08/21/26	3.781%(A)	1 Day SOFR(1)(A)/ 4.390%	621	63,454	62,833
18,000	09/05/26	3.680%(A)	1 Day SOFR(1)(A)/ 4.390%	—	149,283	149,283
242,500	09/14/26	4.550%(A)	1 Day SOFR(1)(A)/ 4.390%	(108,811)	(2,153,305)	(2,044,494)
25,000	11/20/26	4.077%(A)	1 Day SOFR(1)(A)/ 4.390%	—	(54,254)	(54,254)
299,000	01/04/27	3.834%(A)	1 Day SOFR(1)(A)/ 4.390%	1,593,332	403,609	(1,189,723)
86,000	02/13/27	4.527%(A)	1 Day SOFR(1)(A)/ 4.390%	(436,682)	(1,106,848)	(670,166)
92,190	03/18/27	4.304%(A)	1 Day SOFR(1)(A)/ 4.390%	(311,845)	(145,723)	166,122
35,000	05/21/27	4.050%(A)	1 Day SOFR(1)(A)/ 4.390%	—	(137,522)	(137,522)
195,450	05/23/27	4.463%(A)	1 Day SOFR(1)(A)/ 4.390%	(806,419)	(1,865,510)	(1,059,091)
67,530	08/09/27	3.600%(A)	1 Day SOFR(1)(A)/ 4.390%	(115,527)	749,618	865,145
79,740	09/12/27	3.212%(A)	1 Day SOFR(1)(A)/ 4.390%	52,246	1,645,195	1,592,949

See Notes to Financial Statements.

PGIM Fixed Income ETFs 347

PGIM Ultra Short Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Interest rate swap agreements outstanding at February 28, 2025 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at February 28, 2025	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
28,700	11/15/27	3.630%(A)	1 Day SOFR(1)(A)/ 4.390%	$201,413	$183,441	$(17,972)
37,970	11/25/27	4.000%(A)	1 Day SOFR(1)(A)/ 4.390%	(31,344)	(170,223)	(138,879)
16,000	11/25/27	4.000%(A)	1 Day SOFR(1)(A)/ 4.390%	(44,170)	(71,730)	(27,560)
70,000	01/07/28	4.110%(A)	1 Day SOFR(1)(A)/ 4.390%	14,976	(607,602)	(622,578)
299,600	01/16/28	4.249%(A)	1 Day SOFR(1)(A)/ 4.390%	(1,391,154)	(3,833,008)	(2,441,854)
60,900	02/27/28	3.860%(A)	1 Day SOFR(1)(A)/ 4.390%	(6,455)	(160,673)	(154,218)

				$(1,049,033)	$1,147,050	$2,196,083

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$4,139,000	$33,131,250

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Ultra Short Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

The following is a summary of the inputs used as of February 28, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Automobiles	$—	$275,439,924	$—
Collateralized Loan Obligations	—	1,945,579,250	—
Consumer Loans	—	35,884,065	—
Equipment	—	524,990	—
Home Equity Loans	—	16,545,868	—
Certificates of Deposit	—	226,604,290	—
Commercial Mortgage-Backed Securities.	—	725,915,058	—
Corporate Bonds	—	5,111,564,712	—
Residential Mortgage-Backed Securities	—	17,137,637	—
U.S. Treasury Obligations	—	33,131,250	—
Affiliated Exchange-Traded Fund	79,876,125	—	—
Short-Term Investments
Affiliated Mutual Fund	251,959,759	—	—
Certificates of Deposit	—	201,358,998	—
Commercial Paper.	—	1,618,722,238	—

Total	$331,835,884	$10,208,408,280	$—

Other Financial Instruments*
Assets
Futures Contracts	$97,920	$—	$—
Centrally Cleared Interest Rate Swap Agreements	—	12,232,678	—

Total	$97,920	$12,232,678	$—

Liabilities
Centrally Cleared Interest Rate Swap Agreements	$—	$(10,036,595)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of February 28, 2025 were as follows:

Collateralized Loan Obligations	18.6%
Commercial Paper	15.5
Banks	11.3
Commercial Mortgage-Backed Securities	6.9
Auto Manufacturers	6.6
Certificates of Deposit	4.1

Insurance	3.6%
Electric	3.2
Automobiles	2.6
Affiliated Mutual Fund	2.4
Computers	1.8
Pipelines	1.6

See Notes to Financial Statements.

PGIM Fixed Income ETFs 349

PGIM Ultra Short Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Industry Classification (continued):

Software	1.6%
Oil & Gas	1.5
Semiconductors	1.5
Retail	1.3
Beverages	1.2
Pharmaceuticals	1.1
Electronics	1.1
Real Estate Investment Trusts (REITs)	1.1
Machinery-Diversified	0.9
Aerospace & Defense	0.9
Foods	0.8
Agriculture	0.8
Affiliated Exchange-Traded Fund	0.8
Healthcare-Products	0.8
Healthcare-Services	0.7
Diversified Financial Services	0.7
Telecommunications	0.7
Machinery-Construction & Mining	0.6
Biotechnology	0.6
Oil & Gas Services	0.4
Consumer Loans	0.4
U.S. Treasury Obligations	0.3

Chemicals	0.3%
Cosmetics/Personal Care	0.3
Internet	0.3
Gas	0.3
Mining	0.3
Media	0.3
Transportation	0.2
Trucking & Leasing	0.2
Residential Mortgage-Backed Securities	0.2
Home Equity Loans	0.2
Commercial Services	0.1
Building Materials	0.1
Iron/Steel	0.1
Equipment	0.0 *

100.9
Liabilities in excess of other assets	(0.9)

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of February 28, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Interest rate contracts	Due from/to broker-variation margin futures	$97,920*	—	$—

See Notes to Financial Statements.

PGIM Ultra Short Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Interest rate contracts	Due from/to broker-variation margin swaps	$12,232,678	*	Due from/to broker-variation margin swaps	$10,036,595	*

		$12,330,598			$10,036,595

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended February 28, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps

Interest rate contracts	$136,957	$19,512,504

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps

Interest rate contracts	$(74,763)	$(10,165,145)

For the six months ended February 28, 2025, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Futures Contracts - Short Positions (1)	$ 21,061,633
Interest Rate Swap Agreements (1)	2,478,040,000

*	Average volume is based on average quarter end balances for the six months ended February 28, 2025.
(1)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Fixed Income ETFs 351

PGIM Ultra Short Bond ETF

Statement of Assets & Liabilities (unaudited)

as of February 28, 2025

Assets
Investments at value:
Unaffiliated investments (cost $10,169,365,639)	$10,208,408,280
Affiliated investments (cost $331,490,031)	331,835,884
Receivable for Fund shares sold	73,388,126
Dividends and interest receivable	66,265,288
Deposit with broker for centrally cleared/exchange-traded derivatives	4,139,000

Total Assets	10,684,036,578

Liabilities

Payable for investments purchased	228,413,360
Due to broker—variation margin swaps	3,357,461
Management fee payable	1,141,313
Due to broker—variation margin futures	6,900
Due to Custodian	3,576

Total Liabilities	232,922,610

Net Assets	$10,451,113,968

Net assets were comprised of:
Common stock, at par	$210,100
Paid-in capital in excess of par	10,413,712,238
Total distributable earnings (loss)	37,191,630

Net assets, February 28, 2025	$10,451,113,968

Net asset value, offering price and redemption price per share,
($10,451,113,968 ÷ 210,100,000 shares of common stock issued and outstanding)	$49.74

See Notes to Financial Statements.

PGIM Ultra Short Bond ETF

Statement of Operations (unaudited)

Six Months Ended February 28, 2025

Net Investment Income (Loss)

Income
Interest income	$220,406,222
Affiliated dividend income	7,836,760

Total income	228,242,982

Expenses
Management fee	6,627,684
Less: Fee waiver and/or expense reimbursement	(150,554)

Net expenses	6,477,130

Net investment income (loss)	221,765,852

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions	882,063
Affiliated net capital gain distributions received	24,361
Futures transactions	136,957
Swap agreement transactions	19,512,504

20,555,885

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $345,853)	3,175,003
Futures	(74,763)
Swap agreements	(10,165,145)
Foreign currencies	14

(7,064,891)

Net gain (loss) on investment and foreign currency transactions	13,490,994

Net Increase (Decrease) In Net Assets Resulting From Operations	$235,256,846

See Notes to Financial Statements.

PGIM Fixed Income ETFs 353

PGIM Ultra Short Bond ETF

Statements of Changes in Net Assets (unaudited)

	Six Months Ended February 28, 2025	Year Ended August 31, 2024

Increase (Decrease) in Net Assets

Operations

Net investment income (loss)	$221,765,852	$327,554,756

Net realized gain (loss) on investment and foreign currency transactions	20,531,524	33,040,177

Affiliated net capital gain distributions received	24,361	—

Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(7,064,891)	28,914,208

Net increase (decrease) in net assets resulting from operations	235,256,846	389,509,141

Dividends and Distributions

Distributions from distributable earnings	(231,067,472)	(352,229,903)

Fund share transactions

Net proceeds from shares sold (79,300,000 and 95,600,000 shares,respectively)	3,937,640,019	4,736,810,905

Cost of shares purchased (20,075,000 and 51,500,000 shares,respectively)	(997,807,285)	(2,550,800,144)

Net increase (decrease) in net assets from Fund share transactions	2,939,832,734	2,186,010,761

Total increase (decrease)	2,944,022,108	2,223,289,999

Net Assets:

Beginning of period	7,507,091,860	5,283,801,861

End of period	$10,451,113,968	$7,507,091,860

See Notes to Financial Statements.

PGIM Ultra Short Bond ETF

Financial Highlights (unaudited)

	Six Months Ended February 28, 2025		Year Ended August 31,
			2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$49.76		$49.49	$49.17	$49.71	$49.93	$50.15
Income (loss) from investment operations:
Net investment income (loss)	1.24		2.61	2.09	0.62	0.64	1.06
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.07		0.50	0.46	(0.52)	(0.15)	(0.08)
Total from investment operations	1.31		3.11	2.55	0.10	0.49	0.98
Less Dividends and Distributions:
Dividends from net investment income	(1.33)		(2.84)	(2.23)	(0.64)	(0.71)	(1.20)
Net asset value, end of period	$49.74		$49.76	$49.49	$49.17	$49.71	$49.93
Total Return(b):	2.69%		6.51%	5.31%	0.21%	0.98%	1.99%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10,451,114		$7,507,092	$5,283,802	$2,442,325	$1,876,539	$1,039,888
Average net assets (000)	$8,910,312		$6,218,491	$3,951,487	$2,267,793	$1,320,282	$883,274
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.15	%(d)	0.15%	0.15%	0.15%	0.15%	0.15%
Expenses before waivers and/or expense reimbursement	0.15	%(d)	0.15%	0.15%	0.15%	0.15%	0.15%
Net investment income (loss)	5.02	%(d)	5.27%	4.24%	1.25%	1.27%	2.12%
Portfolio turnover rate(e)	19%		40%	25%	9%	10%	47%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Fixed Income ETFs 355

PGIM Ultra Short Municipal Bond ETF

Schedule of Investments (unaudited)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 99.6%

MUNICIPAL BONDS

Alabama 0.8%

Southeast Energy Auth. A Cooperative District Rev.,
Series A	5.000%	11/01/25	220	$221,460

Arizona 4.3%

Arizona Indl. Dev. Auth. Rev.,
Ironwood Ranch Apts. Proj. (Mandatory put date 09/01/26)	5.000(cc)	02/01/58	1,000	1,028,646
The Ranches at Gunsmoke Proj. (Mandatory put date 11/01/26)	5.000(cc)	03/01/58	100	103,126

				1,131,772

California 13.0%

Bay Area Toll Auth. Rev.,
San Francisco Bay Area, Series B, Rfdg. (Mandatory put date 04/01/25)	2.850(cc)	04/01/47	500	500,121
California Cnty. Tobacco Securitization Agcy. Rev.,
Sonoma Cnty. Securitization Corp., Series A, Rfdg.	5.000	06/01/27	325	337,760
California Infrast. & Econ. Dev. Bank Rev.,
Colburn Sch., Rfdg. (Mandatory put date 08/01/26)	1.750(cc)	08/01/55	880	855,261
California St.,
CM Veterans Bond, GO, Rfdg., AMT	3.150	12/01/26	775	769,174
Los Angeles Dept. of Wtr. & Pwr. Rev.,
LA Dept. of Wtr. & Pwr. Sys., Series C	4.000	07/01/26	335	337,142
LA Dept. of Wtr. & Pwr. Sys., Series C	5.000	07/01/26	200	203,818
Series D, Rfdg.	5.000	07/01/26	425	434,959

				3,438,235

Colorado 3.5%

Colorado Hlth. Facs. Auth. Rev.,
Adventist Hlth. Sys., Sunbelt Oblig. Grp., Series B (Mandatory put date 11/20/25)	5.000(cc)	11/15/48	290	293,592
Commonspirit Hlth., Series A-1, Rfdg.	5.000	08/01/26	260	266,400
Commonspirit Hlth., Series B-1, Rfdg. (Mandatory put date 08/01/25)	5.000(cc)	08/01/49	100	100,140

See Notes to Financial Statements.

PGIM Ultra Short Municipal Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Colorado (cont’d.)

University of Colorado Rev.,
University Enterprise Rev., Green Bond Proj., Series C-3B, Rfdg. (Mandatory Put Date 10/15/26)	2.000%(cc)	06/01/51	260	$253,920

				914,052

Florida 2.5%

Orange Cnty. Hlth. Facs. Auth. Rev.,
Adventhealth Oblig. Grp., Series C, Rfdg. (Mandatory put date 11/15/26)	5.000(cc)	11/15/52	250	257,552
Palm Beach Cnty. Hsg. Fin. Auth. Rev.,
Lakeside Commons (Mandatory put date 04/01/25)	5.000(cc)	04/01/26	400	400,420

				657,972

Illinois 14.1%

Illinois Fin. Auth. Rev.,
Mercy Hlth. Sys. Oblig. Grp., Rfdg.	5.000	12/01/26	250	255,172
OSF Healthcare Sys., Series B-2, Rfdg. (Mandatory put date 11/15/26)	5.000(cc)	05/15/50	435	444,053
Westminster Vlg., Series A, Rfdg.	4.500	05/01/28	1,000	981,052
Illinois St.,
GO	5.000	06/01/26	215	220,335
Series B, GO, Rfdg.	5.000	03/01/25	835	835,000
Illinois St. Toll Hwy. Auth. Rev.,
Series A	5.000	01/01/40	1,000	1,002,705

				3,738,317

Indiana 3.2%

Indiana Fin. Auth. Rev.,
Indiana Univ. Hlth. Oblig. Grp., Series B (Mandatory put date 07/01/25)	2.250(cc)	12/01/58	860	856,283

Kentucky 2.8%

Kentucky Pub. Energy Auth. Rev.,
Gas Sply., Series C-1 (Mandatory put date 06/01/25)	4.000(cc)	12/01/49	500	500,578
Series A-1 (Mandatory put date 06/01/25)	4.000(cc)	12/01/49	235	235,210

				735,788

See Notes to Financial Statements.

PGIM Fixed Income ETFs 357

PGIM Ultra Short Municipal Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Massachusetts 3.9%
Massachusetts Dev. Fin. Agcy. Rev.,
Dexter Southfield., Rfdg.	5.000%	05/01/30	1,035	$1,037,569

Michigan 1.9%
Michigan Strategic Fd. Rev.,
Sustainable Bond, Recycled Board Machine Proj.,
AMT (Mandatory put date 10/01/26)	4.000(cc)	10/01/61	500	500,228

Minnesota 0.8%
Minnesota Rural Wtr. Fin. Auth., Inc. Rev.,
Rfdg., BANS	3.300	08/01/26	200	200,623

Missouri 2.3%
Missouri Joint Muni. Elec. Util. Commn. Rev.,
Iatan 2 Proj., Series A, Rfdg.	5.000	12/01/35	600	601,821

New Hampshire 0.9%
New Hampshire Bus. Fin. Auth. Rev.,
Silverado Proj., 144A	5.000	12/01/28	250	250,260

New Mexico 2.5%
New Mexico Muni. Energy Acq. Auth. Rev.,
Series A, Rfdg. (Mandatory put date 05/01/25)	5.000(cc)	11/01/39	660	661,423

New York 10.3%
Amherst Indl. Dev. Agcy. Rev.,
Sutton Place Preservation LP Proj. (Mandatory put date 04/01/25)	3.900(cc)	04/01/26	700	700,207
Dutchess Cnty. Loc. Dev. Corp. Rev.,
Health Quest Sys. Proj., Inc., Series B	5.000	07/01/26	200	203,838
New York City Hsg. Dev. Corp. Rev.,
Sustainable Dev. Bonds, Series F-2A (Mandatory put date 12/22/26)	3.400(cc)	11/01/62	200	199,749
New York Convention Ctr. Dev. Corp. Rev.,
Hotel Unit Fee Sec’d., Rfdg.	5.000	11/15/40	1,000	1,005,656

See Notes to Financial Statements.

PGIM Ultra Short Municipal Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

New York (cont’d.)

New York St. Hsg. Fin. Agcy. Rev.,
Sustainable Bonds, Series B-2 (Mandatory put date 05/01/27)	3.600%(cc)	11/01/62	105	$105,031
Port Auth. of NY & NJ Rev.,
Consol., Series 188, Rfdg., AMT	5.000	05/01/25	500	501,516

				2,715,997

North Carolina 0.7%
Cumberland Cnty. Indl. Facs. & Pollution Ctl. Fin. Auth. Rev.,
Proj. Aero, AMT (Mandatory put date 11/01/25)	3.750(cc)	12/01/27	175	175,157

Oklahoma 1.4%
Oklahoma Dev. Fin. Auth. Rev.,
Integris, Series A, Rfdg.	5.000	08/15/25	375	378,398

Oregon 1.6%
Port of Portland Arpt. Rev.,
Series 27-A, Rfdg., AMT	5.000	07/01/26	420	430,029

Pennsylvania 3.8%
Pennsylvania Tpke. Commn. Rev.,
Series A-1, Rfdg.	5.000	12/01/40	1,000	1,001,741

South Carolina 2.9%
SCAGO Edl. Facs. Corp. for Pickens Sch. Dist. Rev.,
Rfdg.	5.000	12/01/30	750	753,184

Tennessee 3.8%
Tennessee Energy Acq. Corp. Gas Rev.,
Nat. Gas Utility Imps. (Mandatory put date 11/01/25)	4.000(cc)	11/01/49	1,000	1,003,081

Texas 10.6%
City of Austin Arpt. Sys. Rev.,
AMT	5.000	11/15/39	1,000	1,000,663
City of Dallas Hsg. Fin. Corp. Rev.,
The Positano (Mandatory put date 03/01/26)	5.000(cc)	09/01/26	100	101,074

See Notes to Financial Statements.

PGIM Fixed Income ETFs 359

PGIM Ultra Short Municipal Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Texas (cont’d.)

Houston Hsg. Fin. Corp. Rev.,
Alcott Vlg., Series A (Mandatory put date 04/01/26)	3.200%(cc)	04/01/28	500	$500,410
New Hope Cultural EdI. Facs. Fin. Corp. Rev.,
Jubilee Academic Center, Rfdg., 144A	4.000	08/15/25	195	194,806
Westminster Proj., Rfdg.	5.000	11/01/25	300	303,161
Westminster Proj., Rfdg.	5.000	11/01/26	280	287,639
Tarrant Cnty. Cultural Edl. Facs. Fin. Corp. Rev.,
Baylor Scott and White Hlth. Proj., Series E
(Mandatory put date 05/15/26)	5.000(cc)	11/15/52	250	254,893
Travis Cnty. Hsg. Fin. Corp. Rev.,
Kensington Apts. (Mandatory put date 08/01/25)	3.750(cc)	08/01/26	150	150,445

				2,793,091

Washington 3.0%
Washington Healthcare Facs. Auth. Rev.,
Multicare Hlth. Sys., Series B, Rfdg.	5.000	08/15/25	230	232,124
Multicare Hlth. Sys., Series B, Rfdg.	5.000	08/15/26	170	171,404
Overlake Hosp. Med. Ctr., Series B, Rfdg.	5.000	07/01/26	270	277,491
Whatcom Cnty. Pub. Util. Dist. No. 1,
Series A, GO, AMT	5.000	12/01/27	120	125,003

				806,022

Wisconsin 5.0%
Pub. Fin. Auth. Rev.,
Kahala Nui Proj., Rfdg.	5.000	11/15/25	360	364,219
Kahala Nui Proj., Rfdg.	5.000	11/15/26	275	282,543
Kahala Nui Proj., Rfdg.	5.000	11/15/27	290	302,067
Triad Edu. Svcs., Inc., Series A	4.000	06/15/26	370	371,605

				1,320,434

TOTAL LONG-TERM INVESTMENTS (cost $26,278,765)				26,322,937

See Notes to Financial Statements.

PGIM Ultra Short Municipal Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Shares	Value
SHORT-TERM INVESTMENT 1.5%

AFFILIATED MUTUAL FUND
PGIM Core Government Money Market Fund (7-day effective yield 4.497%) (cost $393,691)(wb)	393,691	$393,691

TOTAL INVESTMENTS 101.1% (cost $26,672,456)		26,716,628
Liabilities in excess of other assets(z) (1.1)%		(281,201)

NET ASSETS 100.0%		$26,435,427

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of February 28, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Interest rate swap agreements outstanding at February 28, 2025:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Interest Rate Swap Agreements:
3,000	10/04/25	2.645%(Q)	1 Week MUNIPSA(2)(Q)/ 1.860%	$(1,848)	$—	$(1,848)	BOA
1,550	11/07/25	2.848%(Q)	1 Week MUNIPSA(2)(Q)/ 1.860%	1,162	—	1,162	JPM
1,000	12/03/25	2.892%(Q)	1 Week MUNIPSA(2)(Q)/ 1.860%	1,307	—	1,307	JPM
670	12/06/25	2.773%(Q)	1 Week MUNIPSA(2)(Q)/ 1.860%	236	—	236	BOA
1,800	10/04/26	2.425%(Q)	1 Week MUNIPSA(2)(Q)/ 1.860%	(8,218)	—	(8,218)	BOA
800	11/07/26	2.748%(Q)	1 Week MUNIPSA(2)(Q)/ 1.860%	756	—	756	JPM
330	12/06/26	2.750%(Q)	1 Week MUNIPSA(2)(Q)/ 1.860%	368	—	368	BOA
700	02/05/27	2.840%(Q)	1 Week MUNIPSA(2)(Q)/ 1.860%	2,069	—	2,069	JPM

				$(4,168)	$—	$(4,168)

See Notes to Financial Statements.

PGIM Fixed Income ETFs 361

PGIM Ultra Short Municipal Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Interest rate swap agreements outstanding at February 28, 2025 (continued):

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$—	$—	$5,898	$(10,066)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Municipal Bonds
Alabama	$—	$221,460	$—
Arizona	—	1,131,772	—
California	—	3,438,235	—
Colorado	—	914,052	—
Florida	—	657,972	—
Illinois	—	3,738,317	—
Indiana	—	856,283	—
Kentucky	—	735,788	—
Massachusetts	—	1,037,569	—
Michigan	—	500,228	—
Minnesota	—	200,623	—
Missouri	—	601,821	—
New Hampshire	—	250,260	—
New Mexico	—	661,423	—
New York	—	2,715,997	—
North Carolina	—	175,157	—
Oklahoma	—	378,398	—
Oregon	—	430,029	—

See Notes to Financial Statements.

PGIM Ultra Short Municipal Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Municipal Bonds (continued)
Pennsylvania	$—	$1,001,741	$—
South Carolina	—	753,184	—
Tennessee.	—	1,003,081	—
Texas	—	2,793,091	—
Washington	—	806,022	—
Wisconsin	—	1,320,434	—
Short-Term Investment
Affiliated Mutual Fund	393,691	—	—

Total	$393,691	$26,322,937	$—

Other Financial Instruments*
Assets
OTC Interest Rate Swap Agreements.	$—	$5,898	$—

Liabilities
OTC Interest Rate Swap Agreements.	$—	$(10,066)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Sector Allocation:

The sector allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of February 28, 2025 were as follows:

Healthcare	22.1%
Transportation	16.8
Education	13.1
Development	12.4
Pre-pay Gas	9.9
General Obligation	7.4
Special Tax/Assessment District	4.8
Power	4.3
Corporate Backed IDB & PCR	2.6
Life Sciences Tools & Services	2.5
Water & Sewer	2.4
Affiliated Mutual Fund	1.5

Tobacco	1.3%

101.1
Liabilities in excess of other assets	(1.1)

100.0%

See Notes to Financial Statements.

PGIM Fixed Income ETFs 363

PGIM Ultra Short Municipal Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of February 28, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Interest rate contracts	Unrealized appreciation on OTC swap agreements	$5,898	Unrealized depreciation on OTC swap agreements	$10,066

The effects of derivative instruments on the Statement of Operations for the six months ended February 28, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Swaps

Interest rate contracts	$(13,130)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Swaps

Interest rate contracts	$(4,168)

For the six months ended February 28, 2025, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Interest Rate Swap Agreements (1)	$6,000,000

*	Average volume is based on average quarter end balances for the six months ended February 28, 2025.
(1)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Ultra Short Municipal Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives where the legal right to set-off exists is presented in the summary below.

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BOA	$604	$(10,066)	$(9,462)	$—	$(9,462)
JPM	5,294	—	5,294	—	5,294

	$5,898	$(10,066)	$(4,168)	$—	$(4,168)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM Fixed Income ETFs 365

PGIM Ultra Short Municipal Bond ETF

Statement of Assets & Liabilities (unaudited)

as of February 28, 2025

Assets

Investments at value:
Unaffiliated investments (cost $26,278,765)	$26,322,937
Affiliated investments (cost $393,691)	393,691
Dividends and interest receivable	318,873
Unrealized appreciation on OTC swap agreements	5,898

Total Assets	27,041,399

Liabilities

Payable for investments purchased	594,151

Unrealized depreciation on OTC swap agreements	10,066
Management fee payable	1,755

Total Liabilities	605,972

Net Assets	$26,435,427

Net assets were comprised of:
Common stock, at par	$525
Paid-in capital in excess of par	26,277,398
Total distributable earnings (loss)	157,504

Net assets, February 28, 2025	$26,435,427

Net asset value, offering price and redemption price per share.
($26,435,427 ÷ 525,000 shares of common stock issued and outstanding)	$50.35

See Notes to Financial Statements.

PGIM Ultra Short Municipal Bond ETF

Statement of Operations (unaudited)

Six Months Ended February 28, 2025

Net Investment Income (Loss)

Income
Interest income	$496,058
Affiliated dividend income	15,197

Total income	511,255

Expenses
Management fee	19,278
Less: Fee waiver and/or expense reimbursement	(4,513)

Net expenses	14,765

Net investment income (loss)	496,490

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on:
Investment transactions	(2,123)
Swap agreement transactions	(13,130)

(15,253)

Net change in unrealized appreciation (depreciation) on:
Investments	(29,525)
Swap agreements	(4,168)

(33,693)

Net gain (loss) on investment transactions	(48,946)

Net Increase (Decrease) In Net Assets Resulting From Operations	$447,544

See Notes to Financial Statements.

PGIM Fixed Income ETFs 367

PGIM Ultra Short Municipal Bond ETF

Statements of Changes in Net Assets (unaudited)

	Six Months Ended February 28, 2025	June 24, 2024* through August 31, 2024
Increase (Decrease) in Net Assets

Operations

Net investment income (loss)	$496,490	$199,835

Net realized gain (loss) on investment transactions	(15,253)	—

Net change in unrealized appreciation (depreciation) on investments	(33,693)	73,697

Net increase (decrease) in net assets resulting from operations	447,544	273,532

Dividends and Distributions

Distributions from distributable earnings	(464,867)	(98,705)

Fund share transactions

Net proceeds from shares sold (25,000 and 500,000 shares, respectively)	1,252,923	25,025,000

Total increase (decrease)	1,235,600	25,199,827

Net Assets:

Beginning of period	25,199,827	—

End of period	$26,435,427	$25,199,827

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Ultra Short Municipal Bond ETF

Financial Highlights (unaudited)

	Six Months Ended February 28, 2025		June 24, 2024(a) through August 31, 2024
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$50.40		$50.00
Income (loss) from investment operations:
Net investment income (loss)	0.96		0.40
Net realized and unrealized gain (loss) on investment transactions	(0.10)		0.20
Total from investment operations	0.86		0.60
Less Dividends and Distributions:
Dividends from net investment income	(0.91)		(0.20)
Net asset value, end of period	$50.35		$50.40
Total Return(c):	1.73%		1.22%

Ratios/Supplemental Data:
Net assets, end of period (000)	$26,435		$25,200
Average net assets (000)	$25,918		$25,113
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.11	%(e)	0.15	%(e)
Expenses before waivers and/or expense reimbursement	0.15	%(e)	0.15	%(e)
Net investment income (loss)	3.86	%(e)	4.28	%(e)
Portfolio turnover rate(f)	21%		24%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Fixed Income ETFs 369

Notes to Financial Statements (unaudited)

1.	Organization

PGIM ETF Trust (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements relate only to the following series of the RIC: PGIM AAA CLO ETF, PGIM Active Aggregate Bond ETF, PGIM Active High Yield Bond ETF, PGIM Floating Rate Income ETF, PGIM Municipal Income Opportunities ETF, PGIM Short Duration High Yield ETF, PGIM Short Duration Multi-Sector Bond ETF, PGIM Total Return Bond ETF, PGIM Ultra Short Bond ETF and PGIM Ultra Short Municipal Bond ETF (each a “Fund” and collectively, the “Funds”). All the Funds are classified as diversified funds with the exception of PGIM AAA CLO ETF which is classified as non-diversified for purposes of the 1940 Act. Each Fund operates as an exchange-traded fund.

The Funds have the following investment objectives:

Fund	Investment Objective(s)
PGIM AAA CLO ETF (“AAA CLO”)	Seeks to maximize total return, through a combination of current income and capital appreciation.
PGIM Active Aggregate Bond ETF (“Active Aggregate Bond”)	Seeks total return through a combination of current income and capital appreciation.
PGIM Active High Yield Bond ETF (“Active High Yield Bond”)	Seeks total return through a combination of current income and capital appreciation.
PGIM Floating Rate Income ETF (“Floating Rate Income”)	Primary investment objective is to maximize current income. Secondary objective is to seeks capital appreciation when consistent with primary objective.
PGIM Municipal Income Opportunities ETF (“Municipal Income Opportunities”)	Seeks total return through a combination of current income and capital appreciation.
PGIM Short Duration High Yield ETF (“Short Duration High Yield”)	Seeks total return through a combination of current income and capital appreciation.
PGIM Short Duration Multi-Sector Bond ETF (“Short Duration Multi-Sector Bond”)	Provide total return.
PGIM Total Return Bond ETF (“Total Return Bond”)	Seeks total return.

Fund	Investment Objective(s)
PGIM Ultra Short Bond ETF (“Ultra Short Bond”)	Seeks total return through a combination of current income and capital appreciation, consistent with preservation of capital.
PGIM Ultra Short Municipal Bond ETF (“Ultra Short Municipal Bond”)	Seeks total return through a combination of current income and capital appreciation.

2.	Accounting Policies

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Funds consistently follow such policies in the preparation of their financial statements.

During the reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 exclusively impacted financial statement disclosures only and did not affect the Funds’ financial position or performance. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance. PGIM Investments LLC (“PGIM

Investments” or the “Manager”) acts as each Fund’s chief operating decision maker (“CODM”). The CODM has determined that each Fund has a single operating segment as the CODM monitors the operating results of each Fund as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of their respective prospectus, based on a defined investment strategy which is executed by the Funds’ subadviser.

The CODM allocates resources and assesses performance based on the operating results of each Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

Securities Valuation: The Funds hold securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Funds’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Funds’ valuation policies and procedures for security valuation and designated PGIM Investments as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Funds investments. Pursuant to the Board’s oversight, the Valuation Designee has established a

PGIM Fixed Income ETFs 371

Notes to Financial Statements (unaudited) (continued)

Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Funds’ foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Funds’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Funds utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Floating rate and other loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Floating rate and other loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Floating rate and other loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Funds utilize the market approach when quoted prices in broker-dealer markets are available but also include consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any

PGIM Fixed Income ETFs 373

Notes to Financial Statements (unaudited) (continued)

comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Funds enter into forward currency contracts, as defined in the prospectus, in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Funds’ maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: Certain Funds purchased and/or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Funds may also use options to gain additional market exposure. The Funds’ principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Fund, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Fund writes an option on a swap, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest

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Notes to Financial Statements (unaudited) (continued)

rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Funds are required to deposit collateral with a futures commission merchant an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Funds each day, equal to the change in the mark-to-market value of the futures contract. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Funds invested in financial futures contracts in order to hedge their existing portfolio securities, or securities the Funds intend to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Funds may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Funds since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: Certain Funds entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. Certain Funds are subject to interest rate risk exposure in the normal course of pursuing their investment objective. Certain Funds used interest rate swaps to maintain their ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Funds’ maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively, a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Funds are subject to credit risk in the normal course of pursuing their investment objectives, and as such, have entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be “short the credit” because the higher the contract value rises, the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Funds’ maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of

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Notes to Financial Statements (unaudited) (continued)

period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps: In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a defined amount. Certain Funds are subject to risk exposures associated with the referenced asset in the normal course of pursuing their investment objectives. Certain Funds entered into total return swaps to manage their exposure to a security or an index. The Funds’ maximum risk of loss from counterparty credit risk is the change in the value of the security, in the Funds’ favor, from the point of entering into the contract.

Floating Rate and Other Loans: Certain Funds invested in floating rate and other loans. Floating rate and other loans include loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the floating rate and other loans market. The Funds acquire interests in loans directly (by way of assignment from the selling institution) and/or indirectly (by way of the purchase of a participation interest from the selling institution). Under a floating rate and other loans assignment, the Funds generally will succeed to all the rights and obligations of an assigning lending institution and become a lender under the loan agreement with the relevant borrower in connection with that loan. Under a floating rate and other loans participation, the Funds generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Funds generally will have the right to receive payments of principal, interest, and any fees to which they are entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Funds may not directly benefit from the collateral supporting the debt obligation in which they have purchased the participation. As a result, the Funds will assume the credit risk of both the borrower and the institution selling the participation to the Funds.

Reverse Repurchase Agreements: The Floating Rate Income ETF enters reverse repurchase agreements with qualified third-party broker-dealers in which the Fund sells securities to a bank or broker-dealer and agrees to repurchase the same securities at a mutually agreed upon date and price. The Fund receives securities and/or cash as collateral with a market value in-excess of the repurchase price to be paid by the Fund upon the maturity of the transaction. During the term of the agreement, the Fund continues to receive the principal and interest payments on the securities sold. Certain agreements have no stated maturity and can be terminated by either party at any time. Due to the short-term nature of reverse repurchase agreements, face value approximates fair value. Cash received in exchange for securities delivered plus accrued interest due to the counterparty is recorded as a liability in the Statement of Assets and Liabilities. Interest payments made by the Fund to the counterparties are recorded as a component of interest expense in the Statement of Operations.

Mortgage-Backed and Asset-Backed Securities: Mortgage-backed securities are pass-through securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to the Fund. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Asset-backed securities may be classified as pass-through certificates or collateralized obligations, such as collateralized bond obligations, collateralized loan obligations and other similarly structured securities. The value of mortgage-backed and asset-backed securities varies with changes in interest rates and may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities.

Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (“IO”) and principal (“PO”) distributions on a pool of mortgage assets. Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Master Netting Arrangements: The RIC, on behalf of the Funds, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of each Fund. A master netting arrangement between each Fund and the counterparty permits each Fund to offset amounts payable by each Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by each Fund to cover each Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The RIC, on behalf of the Funds, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC

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Notes to Financial Statements (unaudited) (continued)

derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Warrants and Rights: Certain Funds held warrants and rights acquired either through a direct purchase or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Funds until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Payment-In-Kind: Certain Funds invested in the open market or received pursuant to debt restructuring securities that pay-in-kind (“PIK”) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have the same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Delayed-Delivery Transactions: Certain Funds purchased or sold securities on a when-issued or delayed-delivery and forward commitment basis, including TBA securities. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Fund will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Fund assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Fund forfeit their eligibility to realize future gains (losses) with respect to the security.

Equity and Mortgage Real Estate Investment Trusts (collectively “REITs”): Certain Funds invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Funds become aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts.

Taxes: It is each Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net

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Notes to Financial Statements (unaudited) (continued)

investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Monthly
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, each Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

Pursuant to management agreements with the RIC on behalf of the Funds (the Management Agreements), PGIM Investments manages each Fund’s investment operations and administers its business affairs. PGIM Investments is also responsible for supervising each Fund’s subadviser.

Pursuant to the Management Agreement relating to each Fund, there is a unitary fee structure for each Funds whereby PGIM Investments is responsible for substantially all expenses of each Fund, except taxes, brokerage expenses, interest expenses, distribution fees or expenses, expenses incident to shareholder meetings and extraordinary expenses. Each Fund may also pay for any costs or expenses of investing in other funds. For more information on the unitary management fee structure please refer to the Funds’ Statement of Additional Information.

The unitary fee paid to the Manager is accrued daily and payable monthly, at an annual rate of each Fund’s average daily net assets specified below. The Manager has voluntarily agreed to reduce a portion of the Funds’ respective unitary management fees through December 31, 2024, which are disclosed on the Statement of Operations. Any such management fee reduction will not be subject to recoupment by the Manager.

Separately, the Manager has contractually agreed that to the extent the Fund invests in an ETF advised by PGIM Investments (“PGIM ETF”), the Manager will waive any management fees it receives from the Fund in an amount equal to the unitary management fee received by PGIM Investments from the PGIM ETF attributable to the Fund’s investment in such PGIM ETF. This waiver will be effective at any time the Fund is invested in the PGIM ETF and will remain in effect for so long as the Fund is invested in the PGIM ETF, unless earlier terminated by agreement of the Board of the Fund.

Fund	Unitary Fee Rate
AAA CLO	0.19%
Active Aggregate Bond	0.19%
Active High Yield Bond	0.39%
Floating Rate Income	0.72%
Municipal Income Opportunities	0.25%
Short Duration High Yield	0.45%
Short Duration Multi-Sector Bond	0.40%
Total Return Bond	0.49%
Ultra Short Bond	0.15%
Ultra Short Municipal Bond	0.15%

The Manager has entered into subadvisory agreements (Subadvisory Agreements) with PGIM, Inc., which provides subadvisory services to the Funds through its business unit PGIM Fixed Income (and, for the AAA CLO, Floating Rate Income, Short Duration High Yield, Short Duration Multi-Sector Bond, Total Return Bond, and Ultra Short Bond, PGIM Limited) (the “subadviser”). The Manager pays for the services of the subadviser.

Prudential Investment Management Services LLC (“PIMS” or the “Distributor”), acts as the distributor of each Fund, pursuant to the terms of a distribution agreement (“Distribution Agreement”) between the RIC and the Distributor. Shares are continuously offered for sale by the Distributor only. Although the Distributor does not receive any fees under the Distribution Agreement, the Manager or its affiliates may pay the Distributor for certain distribution related services.

PGIM Investments, PGIM, Inc., PGIM Limited and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

The Funds may invest their overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing

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Notes to Financial Statements (unaudited) (continued)

their services to the Core Government Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income”.

The Funds may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended February 28, 2025, no Rule 17a-7 transactions were entered into by the Funds.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments, in-kind transactions and U.S. Government securities) for the reporting period ended February 28, 2025, were as follows:

Fund	Cost of Purchases	Proceeds from Sales

AAA CLO	$2,493,902,609	$316,004,458

Active Aggregate Bond	29,698,009	15,728,668

Active High Yield Bond	74,540,419	40,386,286

Floating Rate Income	74,635,175	38,124,740

Municipal Income Opportunities	3,463,415	3,231,242

Short Duration High Yield	37,015,971	10,236,966

Short Duration Multi-Sector Bond	36,331,899	13,145,353

Total Return Bond	265,446,860	135,720,143

Ultra Short Bond	3,995,438,800	1,262,720,958

Ultra Short Municipal Bond	8,449,845	4,595,000

The aggregate cost of purchases of in-kind creation transactions for the reporting period ended February 28, 2025, were as follows:

Fund	Cost of Purchases	Proceeds from Sales

AAA CLO	$95,521,605	$—

Active Aggregate Bond	—	—

Active High Yield Bond	88,751,063	—

Floating Rate Income	—	—

Municipal Income Opportunities	—	—

Short Duration High Yield	190,492	—

Short Duration Multi-Sector Bond	—	—

Total Return Bond	—	—

Ultra Short Bond	—	—

Ultra Short Municipal Bond	—	—

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds and exchange-traded funds for the reporting period ended February 28, 2025, is presented as follows:

AAA CLO

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 4.497%)(1)(wb)
$19,334,270	$930,988,245	$738,436,122	$—	$—	$211,886,393	211,886,393	$2,151,140	$—
$19,334,270	$930,988,245	$738,436,122	$—	$—	$211,886,393		$2,151,140	$—

Active Aggregate Bond

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Long-Term Investments - Affiliated Exchange-Traded Fund(wa):

PGIM AAA CLO ETF
$ —	$ 3,062,144	$ —	$15,749	$ —	$3,077,893	59,823	$39,212	$1,291

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 4.497%)(1)(wa)
$434,051	$ 8,405,748	$8,186,334	$ —	$—	$ 653,465	653,465	$17,924	$ —
$434,051	$11,467,892	$8,186,334	$15,749	$—	$3,731,358		$57,136	$1,291

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Notes to Financial Statements (unaudited) (continued)

Active High Yield Bond

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Long-Term Investments - Affiliated Exchange-Traded Fund(wa):

PGIM AAA CLO ETF
$ —	$12,749,721	$ —	$31,797	$—	$12,781,518	248,426	$122,099	$4,840

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 4.497%)(1)(wa)
$3,115,355	$39,685,534	$38,185,970	$ —	$—	$ 4,614,919	4,614,919	$ 73,753	$ —
$3,115,355	$52,435,255	$38,185,970	$31,797	$—	$17,396,437		$195,852	$4,840

Floating Rate Income

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 4.497%)(1)(wb)
$2,385,641	$42,829,023	$31,391,293	$—	$—	$13,823,371	13,823,371	$128,180	$—
$2,385,641	$42,829,023	$31,391,293	$—	$—	$13,823,371		$128,180	$—

Municipal Income Opportunities

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 4.497%)(1)(wb)
$124,550	$2,604,312	$2,560,213	$—	$—	$168,649	168,649	$9,815	$—
$124,550	$2,604,312	$2,560,213	$—	$—	$168,649		$9,815	$—

Short Duration High Yield

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Long-Term Investments - Affiliated Exchange-Traded Fund(wa):

PGIM AAA CLO ETF
$ —	$ 1,648,849	$ —	$4,137	$—	$1,652,986	32,128	$20,297	$830

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 4.497%)(1)(wa)
$995,994	$19,368,675	$19,749,093	$ —	$—	$ 615,576	615,576	$22,534	$ —
$995,994	$21,017,524	$19,749,093	$4,137	$—	$2,268,562		$42,831	$830

Short Duration Multi-Sector Bond

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Long-Term Investments - Affiliated Exchange-Traded Fund(wa):

PGIM AAA CLO ETF
$ —	$ 3,680,905	$ —	$13,205	$—	$ 3,694,110	71,800	$41,031	$1,411

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 4.497%)(1)(wa)
$293,415	$19,574,475	$19,264,231	$ —	$—	$ 603,659	603,659	$32,531	$ —
$293,415	$23,255,380	$19,264,231	$13,205	$—	$4,297,769		$73,562	$1,411

Total Return Bond

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Long-Term Investments - Affiliated Exchange-Traded Fund(wa):

PGIM AAA CLO ETF
$ —	$20,460,072	$ —	$64,928	$—	$20,525,000	398,931	$176,648	$5,259

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 4.497%)(1)(wa)
$1,488,603	$ 97,202,192	$78,064,843	$ —	$—	$20,625,952	20,625,952	$207,277	$ —
$1,488,603	$117,662,264	$78,064,843	$64,928	$—	$41,150,952		$383,925	$5,259

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Notes to Financial Statements (unaudited) (continued)

Ultra Short Bond

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Long-Term Investments - Affiliated Exchange-Traded Fund(wa):

PGIM AAA CLO ETF
$ —	$ 79,530,272	$ —	$345,853	$—	$ 79,876,125	1,552,500	$ 736,653	$24,361

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 4.497%)(1)(wa)
$556,666,058	$3,386,576,873	$3,691,283,172	$ —	$—	$251,959,759	251,959,759	$7,100,107	$ —
$556,666,058	$3,466,107,145	$3,691,283,172	$345,853	$—	$331,835,884		$7,836,760	$24,361

Ultra Short Municipal Bond

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 4.497%)(1)(wb)
$784,126	$8,416,664	$8,807,099	$—	$—	$393,691	393,691	$15,197	$—
$784,126	$8,416,664	$8,807,099	$—	$—	$393,691		$15,197	$—

(1)	The Fund did not have any capital gain distributions during the reporting period.
(wa)	Represents investments in Funds affiliated with the Manager.
(wb)	Represents an investment in a Fund affiliated with the Manager.

6.	Tax Information

The United States federal income tax basis of the Funds’ investments and the net unrealized appreciation (depreciation) as of February 28, 2025 were as follows:

Fund	Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
AAA CLO	$2,905,939,578	$4,132,396	$(1,354,430)	$2,777,966
Active Aggregate Bond	66,549,935	452,118	(3,576,410)	(3,124,292)
Active High Yield Bond	258,458,750	3,884,755	(4,104,509)	(219,754)
Floating Rate Income	126,588,883	1,116,398	(1,037,083)	79,315

Fund	Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Municipal Income Opportunities	$25,012,602	$269,252	$(112,599)	$156,653
Short Duration High Yield	55,356,411	318,441	(367,729)	(49,288)
Short Duration Multi-Sector Bond	74,509,704	902,196	(303,104)	599,092
Total Return Bond	431,588,316	7,405,305	(5,155,123)	2,250,182
Ultra Short Bond	10,500,855,673	55,731,733	(14,049,239)	41,682,494
Ultra Short Municipal Bond	26,672,456	69,112	(29,108)	40,004

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the following Funds had an approximated capital loss carryforward as of August 31, 2024 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Fund	Capital Loss Carryforward	Capital Loss Carryforward Utilized
AAA CLO	$—	$ —
Active Aggregate Bond	3,343,000	—
Active High Yield Bond	8,093,000	—
Floating Rate Income	—	—
Municipal Income Opportunities	26,000	—
Short Duration High Yield	40,000	—
Short Duration Multi-Sector Bond	19,000	—
Total Return Bond	9,092,000	203,000
Ultra Short Bond	35,277,000	—
Ultra Short Municipal Bond	—	—

The Manager has analyzed the Funds’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Funds’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended August 31, 2024 are subject to such review.

7.	Capital and Ownership

Each Fund is an exchange-traded fund, commonly known as an “ETF”. Individual shares of the Funds may only be purchased and sold in secondary market transactions through brokers or other financial intermediaries. Shares of the Funds are listed for trading on the NYSE Arca, Inc. except for Short Duration Multi-Sector Bond and Short Duration High Yield, which list their shares on the Cboe BZX Exchange, Inc. (together with NYSE Arca, Inc., the

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“Exchanges”), and since the shares of the Funds trade at market prices rather than NAV, shares of the Funds may trade at a price greater than NAV (a premium) or less than NAV (a discount). Each Fund will issue and redeem its shares at NAV only in aggregations of a specified number of shares called a “Creation Unit”. An Authorized Participant is a member or participant of a clearing agency registered with the SEC, which has a written agreement with the Funds or one of their service providers that allows the Authorized Participant to place orders for the purchase and redemption of Creation Units.

A creation transaction, which is subject to acceptance by the Distributor and each Fund, generally takes place when an Authorized Participant deposits into each Fund a designated portfolio of securities, assets or other positions (a “creation basket”), and an amount of cash (including any cash representing the value of substituted securities, assets or other positions), if any, which together approximate the holdings of each Fund in exchange for a specified number of Creation Units. Similarly, shares can be redeemed only in Creation Units, generally for a designated portfolio of securities, assets or other propositions (the “redemption basket”) held by each Fund and an amount of cash (including any portion of such securities for which cash may be substituted). The Funds may, in certain circumstances, offer Creation Units partially or solely for cash. Except when aggregated in Creation Units, shares are not redeemable by the Funds. Creation and redemption baskets may differ and the Funds may accept “custom baskets”. A Creation Unit consists of 25,000 shares of each Fund, except for AAA CLO which consists of 50,000 shares.

Authorized Participants may be required to pay a fixed creation transaction fee and/or a fixed redemption transaction fee, as applicable, for each transaction in a Creation Unit regardless of the number of Creation Units created or redeemed on that day. These fees, if charged, are paid to the Custodian to offset costs associated with processing creation and redemption transactions. Authorized Participants transacting in creation units for cash may pay an additional variable fee to compensate the Funds for transaction costs and market impact expenses relating to purchases or sales of portfolio securities. Such variable fees, if any, are included in “Net proceeds from shares sold” and/or “Cost of shares purchased”, as applicable, in the Statements of Changes in Net Assets.

The RIC is authorized to issue an unlimited number of shares of beneficial interest, $0.001 par value per share.

As of February 28, 2025, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Fund	Number of Shares	Percentage of Outstanding Shares

AAA CLO	18,410,036	35.0%

Active Aggregate Bond	983,802	66.7

Fund	Number of Shares	Percentage of Outstanding Shares
Active High Yield Bond	926,541	12.7%
Floating Rate Income	536,020	24.6
Municipal Income Opportunities	479,000	95.8
Short Duration High Yield	300,000	27.3
Short Duration Multi-Sector Bond	209,000	14.4
Total Return Bond	—	—
Ultra Short Bond	21,911,318	10.4
Ultra Short Municipal Bond	468,000	89.1

At the reporting period end, the number of shareholders holding greater than 5% of the Funds are as follows:

Fund	Number of Shareholders	Percentage of Outstanding Shares
Affiliated:
AAA CLO	1	35.0%
Active Aggregate Bond	1	66.7
Active High Yield Bond	1	12.8
Floating Rate Income	1	24.6
Municipal Income Opportunities	1	95.8
Short Duration High Yield	1	27.3
Short Duration Multi-Sector Bond	1	14.4
Total Return Bond	—	—
Ultra Short Bond	1	10.5
Ultra Short Municipal Bond	1	89.1
Unaffiliated:
AAA CLO	6	48.4
Active Aggregate Bond	1	26.0
Active High Yield Bond	4	64.4
Floating Rate Income	4	59.7
Municipal Income Opportunities	—	—
Short Duration High Yield	3	64.8
Short Duration Multi-Sector Bond	2	74.5
Total Return Bond	4	86.8
Ultra Short Bond	7	65.3
Ultra Short Municipal Bond	—	—

The Funds may make payment for Fund shares redeemed and contributed wholly or in part by distributing portfolio securities to shareholders. For the reporting period ended February 28, 2025, the AAA CLO, Active High Yield Bond and Short Duration High Yield had subscriptions in-kind and no redemptions in-kind with total proceeds in the amounts presented on the Statements of Changes in Net Assets.

8.	Borrowings

The RIC, on behalf of the Funds, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a

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Notes to Financial Statements (unaudited) (continued)

group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA*

Term of Commitment	9/27/2024 – 9/25/2025	9/29/2023 – 9/26/2024

Total Commitment	Tranche A: $1,200,000,000	Tranche A: $1,200,000,000
	Tranche B: $125,000,000**	Tranche B: $125,000,000**
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%

Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

*	The Prior SCA did not include Municipal Income Opportunities, Short Duration High Yield, and Ultra Short Municipal Bond.
**

Only Floating Rate Income and one other fund are party to, and are allocated commitment fees related to, Tranche B of the SCA, in addition to Tranche A. The other Participating Funds are only party to Tranche A of the SCA.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Funds did not utilize the SCA during the reporting period ended February 28, 2025.

9.	Risks of Investing in the Funds

Each Fund’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the risks applicable to any given Fund, please refer to the Prospectus and Statement of Additional Information of that Fund.

Risks	AAA CLO	Active Aggregate Bond	Active High Yield Bond	Floating Rate Income	Municipal Income Opportunities

Active Trading	X	X	–	X	–

Adjustable and Floating Rate Securities	–	–	–	X	–

Alternative Minimum Tax	–	–	–	–	X

Authorized Participant Concentration	X	X	X	X	X

Risks	AAA CLO	Active Aggregate Bond	Active High Yield Bond	Floating Rate Income	Municipal Income Opportunities
Cash Transactions	X	X	X	X	X
CLO Manager	X	–	–	–	–
Collateralized Loan Obligations	X	–	–	–	–
Covenant-Lite	X	–	X	X	–
Credit	X	X	X	X	–
Currency	–	–	–	–	–
Debt Obligations	X	X	X	X	X
Derivatives	X	X	X	X	X
Distressed and Defaulted Securities	–	–	X	–	–
Economic and Market Events	X	X	X	X	X
Emerging Markets	–	X	X	X	–
ETF Shares Trading	X	X	X	X	X
Floating Rate and Other Loans	–	–	X	X	–
Foreign Securities	X	X	X	X	–
Insured Municipal Bonds	–	–	–	–	X
Interest Rate	X	X	X	X	X
Junk Bonds	–	–	X	X	X
Large Shareholder and Large Scale Redemption	X	X	X	X	X
Liquidity	X	X	X	X	X
Loan Liquidity and Settlement	–	–	–	X	–
Management	X	X	X	X	X
Market Disruption and Geopolitical	X	X	X	X	X
Market	X	X	X	X	X
Money Market Instruments	–	–	–	–	–
Mortgage-Backed and Asset-Backed Securities	–	X	X	–	–
Municipal Bonds and Notes	–	–	–	–	X
Municipal Lease Obligations	–	–	–	–	X
New/Small Fund	X	–	–	X	X
Non-Diversified Investment Company Risk	X	–	–	–	–
Non-Money Market Fund	–	–	–	–	–
Small Fund	–	–	X	–	–
Structured Products	–	X	–	–	–
U.S. Government and Agency Securities	–	X	–	–	–
Variable and Floating Rate Bonds	–	–	–	–	X
Zero Coupon Bond	–	–	–	–	X

Risks	Short Duration High Yield Bond	Short Duration Multi-Sector Bond	Total Return Bond	Ultra Short Bond	Ultra Short Municipal Bond
Active Trading	–	X	X	–	–
Adjustable and Floating Rate Securities	–	–	–	–	–
Alternative Minimum Tax	–	–	–	–	X
Authorized Participant Concentration	X	X	X	X	X
Cash Transactions	X	X	X	X	X
CLO Manager	–	–	–	–	–
Collateralized Loan Obligations	–	–	X	X	–

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Notes to Financial Statements (unaudited) (continued)

Risks	Short Duration High Yield Bond	Short Duration Multi-Sector Bond	Total Return Bond	Ultra Short Bond	Ultra Short Municipal Bond
Covenant-Lite	X	X	X	–	–
Credit	X	X	X	X	–
Currency	–	X	X	–	–
Debt Obligations	X	X	X	X	X
Derivatives	X	X	X	X	X
Distressed and Defaulted Securities	X	–	–	–	–
Economic and Market Events	X	X	X	X	X
Emerging Markets	X	–	X	–	–
ETF Shares Trading	X	X	X	X	X
Floating Rate and Other Loans	X	X	X	–	–
Foreign Securities	X	X	X	X	–
Insured Municipal Bonds	–	–	–	–	X
Interest Rate	X	X	X	X	X
Junk Bonds	X	X	X	–	X
Large Shareholder and Large Scale Redemption	X	X	X	X	X
Liquidity	X	X	X	–	X
Loan Liquidity and Settlement	–	–	–	–	–
Management	X	X	X	X	X
Market Disruption and Geopolitical	X	X	X	X	X
Market	X	X	X	X	X
Money Market Instruments	–	–	–	X	–
Mortgage-Backed and Asset-Backed Securities	–	X	X	X	–
Municipal Bonds and Notes	–	–	–	–	X
Municipal Lease Obligations	–	–	–	–	X
New/Small Fund	X	X	X	–	X
Non-Diversified Investment Company Risk	–	–	–	–	–
Non-Money Market Fund	–	–	–	X	–
Small Fund	–	–	–	–	–
Structured Products	–	–	–	–	–
U.S. Government and Agency Securities	–	X	X	X	–
Variable and Floating Rate Bonds	–	–	–	X	X
Zero Coupon Bond	–	–	–	–	X

Active Trading Risk: The Fund actively and frequently trades its portfolio securities. High portfolio turnover results in higher transaction costs, which can affect the Fund’s performance and have adverse tax consequences. In addition, high portfolio turnover may also mean that a proportionately greater amount of distributions to shareholders will be taxed as ordinary income rather than long-term capital gains compared to investment companies with lower portfolio turnover.

Adjustable and Floating Rate Securities Risk: The value of adjustable and floating rate securities may lag behind the value of fixed rate securities when interest rates change. Such securities may be subject to extended settlement periods (longer than seven days) and in unusual market conditions, with a high volume of shareholder redemptions, may present a risk of loss to the Fund or may impair the Fund’s ability satisfy shareholder redemption requests.

Alternative Minimum Tax Risk: Although the interest received from municipal securities is generally exempt from federal income tax, the Fund may invest in municipal securities subject to the federal alternative minimum tax on individuals. Therefore, all or a portion of the Fund’s otherwise exempt-interest dividends may be taken into account in determining the federal alternative minimum tax on individuals and may have other tax consequences.

Authorized Participant Concentration Risk: Only an Authorized Participant (as defined in “How to Buy and Sell Shares of the Fund” in the Fund’s Prospectus) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as Authorized Participants and none of these Authorized Participants is or will be obligated to engage in creation or redemption transactions. To the extent that these Authorized Participants exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant creates or redeems, shares of the Fund may trade at a substantial discount or premium to net asset value (“NAV”), may trade at larger spreads, and possibly face trading halts and/or delisting.

Cash Transactions Risk: Unlike ETFs that engage almost exclusively in creations and redemptions in exchange for a basket of portfolio securities (an “in-kind” transaction), the Fund may effect creations and redemptions in cash or partially in cash. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. Investments in shares of the Fund may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.

CLO Manager Risk: CLO managers may have limited operating histories and may be subject to conflicts of interest, including managing the assets of other clients and other investment vehicles or otherwise receiving fees that may incentivize maximizing the yield, and indirectly the risk, of a CLO. Adverse developments with respect to a CLO manager, such as personnel and resource constraints, regulatory issues or other developments that may impact the ability and/or performance of the CLO manager, may adversely impact the performance of the CLOs in which the Fund invests.

Collateralized Loan Obligations (“CLOs”) Risk: CLOs are subject to credit, interest rate, valuation, and prepayment and extension risks. These securities also are subject to risk of default on the underlying asset, particularly during periods of economic downturn. The market value of CLOs may be affected by, among other things, changes in the market value of the underlying assets held by the CLO, changes in the distributions on the underlying

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Notes to Financial Statements (unaudited) (continued)

assets, defaults and recoveries on the underlying assets, capital gains and losses on the underlying assets, prepayments on underlying assets and the availability, prices and interest rate of underlying assets.

“Covenant-Lite” Risk: Some of the loans or debt obligations in which the Fund may invest or get exposure to may be “covenant-lite”, which means the loans or obligations contain fewer financial maintenance covenants than other loans or obligations (in some cases, none) and do not include terms which allow the lender to monitor the borrower’s performance and declare a default if certain criteria are breached. An investment by the Fund in a covenant-lite loan may potentially hinder the ability to reprice credit risk associated with the issuer and reduce the ability to restructure a problematic loan and mitigate potential loss. The Fund may also experience difficulty, expenses or delays in enforcing its rights on its holdings of covenant-lite loans or obligations. As a result of these risks, the Fund’s exposure to losses may be increased, which could result in an adverse impact on the Fund’s net income and NAV.

Credit Risk: This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments, or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Currency Risk: The Fund’s net asset value could decline as a result of changes in exchange rates, which could adversely affect the Fund’s investments in currencies, or in securities that trade in, and receive revenues related to, currencies, or in derivatives that provide exposure to currencies. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Debt Obligations Risk: Debt obligations are fixed income investments that are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.

Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.

Distressed and Defaulted Securities Risk: Distressed and defaulted securities are subject to particularly high credit risk, market risk and illiquidity risk. These securities are at a high risk for default, especially during economic downturns, and they are subject to greater volatility than securities of more stable issuers. To the extent that the Fund invests in bankrupt issuers, the Fund may be subject to litigation risks and costs.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may

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result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will.

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

ETF Shares Trading Risk: Fund shares are listed for trading on an exchange (the “Exchange”) and the shares are bought and sold in the secondary market at market prices. The market prices of the shares of the Fund are expected to fluctuate in response to changes in the Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for shares of the Fund. During periods of stressed market conditions, the market for the shares of the Fund may become less liquid in response to deteriorating liquidity in the markets for the Fund’s portfolio investments.

Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares of the Fund (including through a trading halt), as well as other factors, may result in the Fund’s shares trading on the Exchange significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Fund’s holdings..

Cost of Buying or Selling Shares: When you buy or sell shares of the Fund through a broker, you will likely incur a brokerage commission or other charges imposed by brokers. In addition, the market price of shares of the Fund, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or other participants that trade the particular security. The spread of the Fund’s shares varies over time based on the Fund’s trading volume, the spread of the Fund’s underlying securities, and market liquidity and may increase if the Fund’s trading volume or market liquidity decreases, or if the spread on the Fund’s underlying securities increases.

No Guarantee of Active Trading Market Risk: While shares of the Fund are listed on the Exchange, there can be no assurance that active trading markets for the shares will develop or be maintained by market makers or by Authorized Participants. The distributor of the Fund’s shares does not maintain a secondary market in the shares. Further, secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods in times of market stress because market makers and Authorized Participants may step away from making a market in the shares and in executing creation and redemption orders, which could cause a material deviation in the Fund’s market price from its net asset value.

Floating Rate and Other Loans Risk: The Fund’s ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments or otherwise) will depend primarily on the financial condition of the borrower. The failure by the Fund to receive scheduled interest or principal payments on a loan because of a default, bankruptcy or any other reason would adversely affect the income of the Fund and would likely reduce the value of its assets. Even with loans secured by collateral, there is the risk that the value of the collateral may decline, may be insufficient to meet the obligations of the borrower, or be difficult to liquidate. In the event of a default, the Fund may have difficulty collecting on any collateral and would not have the ability to collect on any collateral for an uncollateralized loan. Further, the Fund’s access to collateral, if any, may be limited by bankruptcy laws. Due to the nature of the private syndication of senior loans, including, for example, lack of publicly-available information, some senior loans are not as easily purchased or sold as publicly-traded securities. In addition, loan participations generally are subject to restrictions on transfer, and only limited opportunities may exist to sell loan participations in secondary markets. As a result, it may be difficult for the Fund to value loans or sell loans at an acceptable price when it wants to sell them. Loans trade in an OTC market, and confirmation and settlement, which are effected through standardized procedures and documentation, may take significantly longer than seven days to complete. Extended trade settlement periods may, in unusual market conditions with a high volume of shareholder redemptions, present a risk to shareholders regarding the Fund’s ability to pay redemption proceeds in a timely manner. In some instances, loans and loan participations are not rated by independent credit rating agencies; in such instances, a decision by the Fund to invest in a particular loan or loan participation could depend exclusively on the subadviser’s credit analysis of the borrower, or in the case of a loan participation, of the intermediary holding the portion of the loan that the Fund has purchased. To the extent the Fund invests in loans of non-U.S. issuers, the risks of investing in non-U.S. issuers are applicable. Loans may not be considered to be “securities” and as a result may not benefit from the protections of the federal securities laws, including anti-fraud protections and those with respect to the use of material non-public information, so that purchasers, such as the Fund, may not have the benefit of these protections. If the Fund is in possession of material non-public information about a borrower as a result of its investment in such borrower’s loan, the Fund may not be able to enter into a transaction with respect to a publicly-traded security of the borrower when it would otherwise be advantageous to do so.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards

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Notes to Financial Statements (unaudited) (continued)

as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Insured Municipal Bonds Risk: The Fund may purchase municipal bonds that are insured to attempt to reduce credit risk. Although insurance coverage reduces credit risk by providing that the insurer will make timely payment of interest and/or principal, it does not provide protection against market fluctuations of insured bonds or fluctuations in the price of the shares of the Fund. An insured municipal bond fluctuates in value largely based on factors relating to the insurer’s creditworthiness or ability to satisfy its obligations. The Fund cannot be certain that any insurance company will make the payments it guarantees.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. Similarly, a rise in interest rates may also have a greater negative impact on the value of equity securities whose issuers expect earnings further out in the future. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” In addition, if the Fund purchases a fixed income security at a premium (at a price that exceeds its stated par or principal value), the Fund may lose the amount of the premium paid in the event of prepayment. When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Junk Bonds Risk: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Loan Liquidity and Settlement Risk: The Fund’s investments in loans may subject it to additional illiquidity risks. Loans generally are subject to legal or contractual restrictions on resale. The liquidity of loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. For example, if the credit quality of a loan unexpectedly declines significantly, secondary market trading in that loan can also decline for a period of time. During periods of infrequent trading, valuing a loan can be more difficult and buying and selling a loan at an acceptable price can be more difficult and delayed. Difficulty in selling a loan can result in a loss. Certain of the Fund’s assets may be invested in assets that are considerably less liquid than debt instruments traded on national exchanges. Market quotations for such assets may be volatile and/or subject to large spreads between bid and ask prices. Loans trade in an over-the-counter market, and confirmation and settlement may take significantly longer than seven days to complete. Extended trade settlement periods may, in unusual market conditions with a high volume of shareholder redemptions, present a risk to shareholders regarding the Fund’s ability to pay redemption proceeds within the allowable time periods stated in the Fund’s prospectus. To the extent the extended loan settlement process gives rise to short-term liquidity needs, such as the need to satisfy redemption requests, the Fund may hold cash, sell investments or borrow from banks.

PGIM Fixed Income ETFs 401

Notes to Financial Statements (unaudited) (continued)

The Fund may borrow to meet redemptions and may choose to keep such borrowings outstanding until loans or other portfolio transactions settle or for other extended periods. During the period when borrowings are outstanding, the Fund will incur interest expense. The Fund’s portfolio may also be subject to greater volatility during periods of borrowing, which can have an adverse impact on the Fund’s net asset value. The Fund will be required to maintain specified asset coverage by applicable federal securities laws and the terms of its credit facility with the lender with respect to its borrowings. The Fund may be required to dispose of portfolio investments on unfavorable terms if market fluctuations or other factors cause the Fund to fail to meet its asset coverage requirements.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Money Market Instruments Risk: The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of those instruments. If a significant amount of the Fund’s assets are invested in money market instruments, it will be more difficult for the Fund to achieve its investment objective.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and asset-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. The values of mortgage-backed and asset-backed securities become more volatile as interest rates rise. In a period of declining interest rates, the Fund may be required to reinvest more frequent prepayments on mortgage-backed and asset-backed securities in lower-yielding investments.

Municipal Bonds and Notes Risk: Municipal bonds are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to municipal bond market movements. Municipal bonds are also subject to the risk that potential future legislative changes relating to tax or the rights of municipal bond holders, for example in connection with an insolvency, could affect the market for and value of municipal bonds, which may adversely affect the Fund’s yield or the value of the Fund’s investments in municipal bonds. Certain municipal bonds with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities. If the Fund invests a substantial amount of its assets in issuers located in a single region, state or city, there is an increased risk that environmental, economic, political and social conditions in those regions will have a significant impact on the Fund’s investment performance. For example, municipal securities of a particular state are vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism, public health epidemics, social unrest and catastrophic natural disasters, such as hurricanes or earthquakes. Many municipal bonds are also subject to prepayment risk, which is the risk that when interest rates fall, issuers may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at a lower interest rate. In addition, income from municipal bonds could be declared taxable because of non-compliant conduct of a bond issuer. Municipal notes are shorter term municipal dept obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money.

Municipal Lease Obligations Risk: Municipal lease obligations are typically not subject to the statutory and constitutional requirements of other municipal securities, including voter approval and debt limits. Because municipal lease obligations generally are backed by

PGIM Fixed Income ETFs 403

Notes to Financial Statements (unaudited) (continued)

revenues from a particular source or depend on future appropriations by municipalities and are not obligations of their issuers, they are typically less secure than most municipal obligations. Many municipal leases contain non-appropriation clauses under which the municipality may elect annually not to appropriate funds for future lease payments. Non-appropriation lease obligations are secured only by the leased property, and disposition of the property in the event of foreclosure could prove difficult. Municipal lease obligations may not have an active trading market, which may make it difficult for the Fund to sell them quickly or at an attractive price.

New/Small Fund Risk: The Fund recently commenced operations and has a limited operating history. As a new and relatively small fund, the Fund’s performance may not represent how the Fund is expected to or may perform in the long term if and when it becomes larger and has fully implemented its investment strategies. Investment positions may have a disproportionate impact (negative or positive) on performance in new and smaller funds. New and smaller funds may also require a period of time before they are invested in securities that meet their investment objectives and policies and achieve a representative portfolio composition. Since the Fund is new, an active secondary market for the shares of the Fund may not develop or may not continue once developed. Shareholders holding large blocks of shares of the Fund, including the Manager and its affiliates, may hold their shares for long periods of time, which may lead to reduced trading volumes, wider trading spreads and impede the development or maintenance of an active secondary trading market for Fund shares. These large shareholders may also loan or sell all or a portion of their Fund shares, which may result in increasing concentration of Fund shares in a small number of holders, and the potential for large redemptions, decreases in Fund assets and increased expenses for remaining shareholders.

Non-Diversified Investment Company Risk: The Fund is non-diversified for purposes of the 1940 Act. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

Non-Money Market Fund Risk: The Fund is not a money market fund. The Fund does not seek to maintain a stable net asset value (NAV) of $1.00 per share. The Fund’s NAV and market value will fluctuate every day and these fluctuations may be significant on certain days. Also, the Fund is not subject to the liquidity requirements and investment and credit quality restrictions applicable to money market funds. There can be no guarantee that the Fund will generate higher returns than money market funds.

Small Fund Risk: When the Fund’s size is small, the Fund may experience low trading volume and wide bid/ask spreads. The Fund may face the risk of being delisted if it does not meet certain conditions of the listing exchange due to small size. Any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs for the Fund and negative tax consequences for its shareholders.

Structured Products Risk: Holders of structured product securities bear risks of the underlying investments, index or reference obligation. Certain structured products may be thinly traded or have a limited trading market, and as a result may be characterized as illiquid. The possible lack of a liquid secondary market for structured securities and the resulting inability of the Fund to sell a structured security could expose the Fund to losses and could make structured securities more difficult for the Fund to value accurately, which may also result in additional costs. Structured products are also subject to credit risk; the assets backing the structured product may be insufficient to pay interest or principal. In addition to the general risks associated with investments in fixed income, structured products carry additional risks, including, but not limited to: the possibility that distributions from collateral securities will not be adequate to make interest or other payments; the quality of the collateral may decline in value or default; and the possibility that the structured products are subordinate to other classes. Structured securities are generally privately negotiated debt obligations where the principal and/or interest or value of the structured security is determined by reference to the performance of a specific asset, benchmark asset, market or interest rate (“reference instrument”), and changes in the reference instrument or security may cause significant price fluctuations, or could cause the interest rate on the structured security to be reduced to zero. Holders of structured products indirectly bear risks associated with the reference instrument, are subject to counterparty risk and typically do not have direct rights against the reference instrument. Structured products may also entail structural complexity and documentation risk and there is no guarantee that the courts or administrators will interpret the priority of principal and interest payments as expected.

U.S. Government and Agency Securities Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Further, the U.S. Government and its agencies, authorities, instrumentalities and enterprises do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate. This may be the case especially when there is any controversy or ongoing uncertainty regarding the status of negotiations in the U.S. Congress to increase the statutory debt ceiling. Such controversy or uncertainty could, among other things, result in the credit quality rating of the

PGIM Fixed Income ETFs 405

Notes to Financial Statements (unaudited) (continued)

U. S. Government being downgraded and reduced prices of U.S. Treasury securities. If the U. S. Congress is unable to negotiate an adjustment to the statutory debt ceiling, there is also the risk that the U.S. Government may default on payments on certain U.S. Government securities, including those held by the Fund, which could have a negative impact on the Fund. An increase in demand for U.S. Government securities resulting from an increase in demand for government money market funds may lead to lower yields on such securities.

Variable and Floating Rate Bonds Risk: Variable and floating rate bonds are subject to credit risk, market risk and interest rate risk. In addition, the absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults. The settlement period for such bonds can be longer than seven days.

Zero Coupon Bond Risk: Zero coupon bonds may experience greater volatility in market value due to changes in interest rates. The Fund accrues income on the discount amortization of these investments, which it is required to distribute each year. The Fund may be required to sell investments to obtain cash needed for income distributions.

10.	Subsequent Event

Each Fund’s management evaluated subsequent events through the date of issuance of the financial statements. There have been no subsequent events that occurred during such period that would require disclosure in, or would be required to be recognized in, the financial statements as of February 28, 2025.

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies - None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies - Included within the Statement of Operations of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract. - None.

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16 –	Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 18 –	Recovery of Erroneously Awarded Compensation – Not applicable.

Item 19 –	Exhibits

(a)(1)	Code of Ethics – Not required, as this is not an annual filing.
(a)(2)	Policy required by the listing standards adopted pursuant to Rule 10D-1 under the Securities Exchange Act of 1934 – Not applicable.
(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.CERT.
(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940- Not applicable.
(a)(5)	Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	PGIM ETF Trust

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	April 16, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	April 16, 2025

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer
(Principal Financial Officer)

Date:	April 16, 2025